                                  STAGECOACH
                                  FUNDS/(R)/

-------------------
LIFEPATH/TM/
-------------------
FUNDS
-------------------
ANNUAL
-------------------
REPORT
-------------------

LifePath 2000 Fund/TM/

LifePath 2010 Fund/TM/

LifePath 2020 Fund/TM/

LifePath 2030 Fund/TM/

LifePath 2040 Fund/TM/


Retail Class

February 28, 1998                               NOT FDIC INSURED

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
Investment Advisor Report...................................................   2
STAGECOACH TRUST
 Statement of Assets and Liabilities........................................  12
 Statement of Operations....................................................  14
 Statements of Changes in Net Assets........................................  16
 Financial Highlights.......................................................  20
 Notes to the Financial Statements..........................................  25
 Independent Auditors' Report...............................................  32
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
 LifePath Master Portfolios.................................................  34
MASTER INVESTMENT PORTFOLIO
 Statement of Assets and Liabilities........................................ 102
 Statement of Operations.................................................... 104
 Statements of Changes in Net Assets........................................ 106
 Notes to the Financial Statements.......................................... 110
 Independent Auditors' Report............................................... 115

   STAGECOACH FUNDS:
   ---------------------------------------------------
   . are NOT FDIC insured
   . are NOT obligations of Wells
     Fargo Bank or Barclays Global
     Investors, N.A. ("BGI")
   . are NOT guaranteed by the Bank
     or BGI
   . involve investment risk,
     including possible loss of
     principal
                                                            --------------------

                                           LETTER TO SHAREHOLDERS

TO OUR SHAREHOLDERS:

We are pleased to present you with the 1998 LifePath Funds Annual Report.

The goal of the LifePath Funds is simplicity. You as an investor need only se-lect a Fund whose title date most closely approximates when you will begin to withdraw substantial amounts of your investment. That choice gives you a solid foundation on which to build your investment portfolio.

But behind that simplicity is a comprehensive investment strategy. Each of the LifePath Funds may invest in up to 17 asset classes, covering a variety of eq-uity, fixed-income and cash indexes. Included in each Fund's investment options are three indexes that offer international exposure. Allocations among these asset classes are determined by an investment model that examines a large amount of information, including economic trends, pricing and other financial data. The allocations for each Fund are further refined according to each Fund's investment horizon, with the later-dated Funds more aggressively posi-tioned for growth, and the nearer-dated Funds tailored to suit more conserva-tive investors.

The following pages provide a discussion of the major factors influencing the return on your LifePath Fund. The discussion provided here is as wide-ranging as investments it describes. The 17 asset classes available to the Fund encom-pass a significant portion of the world's economy and wealth. The discussion is broken into three main portions. The first section provides a general overview of the economic picture for the reporting period. The second section discusses the specific responses of and results from the LifePath Funds. Finally, we have provided performance information for all of the LifePath Funds.

We look forward to continuing to serve your financial goals.

--Stagecoach Funds February 1998

                                                            --------------------

     INVESTMENT ADVISOR REPORT

---------------------
Investment Advisor Report

U.S. EQUITY MARKET OVERVIEW:

The stock market during the 12-month period ended February 1998 continued its stellar performance, with the S&P 500 Index posting a total return of 34.99%. For the calendar year of 1997, the S&P 500 returned 33.36% and the Dow Jones Industrial Average rose by 22.64%. These 1997 returns mark the first time that both the Dow and the S&P 500 has achieved 20%-plus returns for three successive years. As was the case the previous two years, strong economic growth, low in-flation, and solid earnings growth drove these spectacular returns.

Along with this good news, however, are some questions. Given the market's his-toric gains over the last three year's, it is no surprise that investors are uneasy about 1998. Most of 1997's performance occurred in the first seven months of the year. Starting in August, the market had occasional moderate ral-lies interrupted by sell-offs. In fact, the largest one-day point drop ever oc-curred on October 27 in reaction to the crisis in Hong Kong. Between August and October, the market fell 13.3%, the biggest correction since the bull market began in 1990. But investors saw October 27 as a buying opportunity and drove the market up 5.12% the following day.

Valuation measures, such as price-to-earnings ratios, reached historic highs in 1996, exceeded them again in 1997 and have continued at record levels into 1998. But corporate earnings rose by an estimated 13.6% during the period, beating analysts' expectations and helping to justify the high levels. Though there are many opinions on the overall outlook for the US equity market, the consensus is that volatility will continue to be a factor for some time to come.

Among other significant US equity market trends: Merger and acquisition activ-ity experienced a third consecutive record year, driving stock prices in the affected industries higher. The financial services sector is an example, ac-counting for more than 30% of all US merger activity.

Continuing the trend of the last few years, a small group of large-cap stocks led the equity market. The S&P 500 Index outperformed both the Extended Market Index (26.03%) and the Low Capitalization Index (24.02%). The S&P/BARRA Growth Index, which includes many of the large brand-name companies that dominated the overall market, outperformed the S&P/BARRA Value Index

--------------------

                                        INVESTMENT ADVISOR REPORT

36.54% versus 29.70% for the period.

But in the intermediate- and small-cap range, value stocks generally did better than growth. This disparity, especially during the second half of 1997, was the result of earnings disappointments among the technology companies that dominate the intermediate- and small-growth sectors. Merger activity among regional banks and securities firms, along with a favorable interest rate environment, helped fuel value stock growth.

The best-performing sectors in the S&P 500 Index were communications services, telephone, and utilities. The worst performing sectors were technology and ba-sic materials. Investors clearly continue to expect strong earnings growth and act accordingly. Stocks failing to meet earnings expectations were severely punished, such as Oracle Corp., which posted December earnings four cents per share off estimates, and lost 29% in one day.

US FIXED-INCOME MARKET OVERVIEW:

For the 12-month period ended February 28, 1998, the US bond market benefited from the economic backdrop of robust growth, low unemployment, and low infla-tion. As a result, the Lehman Government/Corporate Bond Index returned 10.71% for the period, similar to the index's average annual compounded return since its inception in 1976.

Long-term interest rates as of the end of the reporting period are at their lowest levels since 1977, when the US began regular auctions of 30-year Trea-sury bonds. In addition, the yield curve has flattened out significantly, with the three-month Treasury bill rising to a yield of 5.34% and the 30-year Trea-sury bond declining to a yield of 5.92%. This spread is at its narrowest point since March of 1990. These lower long-term yields and a flatter curve meant that long-term bonds outperformed bonds of shorter maturities. While the two-year Treasury note returned 6.6%, the 30-year Treasury bond had a return of 15.3%.

The Federal Reserve Board adjusted monetary policy only once in 1997, raising rates 0.25% to 5.50% in March and keeping short-term rates steady. This action was seen as preemptive, meant to sustain the strongest growth rate possible while maintaining low inflation.

Declining inflation continues to be favorable for US bonds. The Consumer Price Index increased only 1.8%, the lowest growth rate since 1986. This seeming par-adox of low inflation in the midst of strong economic growth and low unemploy-ment can be partially attributed to higher productivity keeping unit labor costs under


                                                            --------------------

     INVESTMENT ADVISOR REPORT

control and easing pressure on employers' profit margins. And while Gross Do-mestic Product growth has been robust, 1997 saw it trending down from 4.9% to 3.3% to 3.1% in the first three-quarters. The Federal Budget deficit has also been reduced to 1974 levels due to higher tax receipts resulting from the strong economy. These factors have all come together to create the most favora-ble economic landscape in many years.

In the investment grade US bond market, the government, corporate and mortgage-backed sectors provided returns of 9.59%, 10.23% and 9.49% respectively accord-ing to Lehman Brothers Indexes, although on a duration-adjusted basis, corpo-rate bonds underperformed government bonds and mortgage-backed securities actu-ally had the highest returns. Within the corporate bond market, the worst per-forming bonds were Yankee (US dollar denominated) bonds from issuers in South Korea, Thailand, and Indonesia. Heavy debt burdens and dramatic currency deval-uations resulted in downgraded credit ratings. Within the space of four weeks between November and December, South Korean bonds fell from a rating of A3/A-to Ba1/B+. All three countries' bonds are now rated below investment grade.

Looking ahead, the bond market's consensus is that the Asian turmoil should be beneficial to the US economy in two respects. Fewer US exports to weakened Asian economies should help decelerate US growth, and weaker Asian currencies are expected to cause Asian exporters to maintain low prices on goods they sell to US consumers. These two factors are expected to heighten competition among US producers and keep inflation low. In fact, possible deflationary pressures may lead the Fed to ease rates in the near future. The US economy is in a strong economic position, but with an unfolding Asian crisis and unease about the future of US stocks, it remains to be seen what 1998 holds for investors.

INTERNATIONAL EQUITY MARKET OVERVIEW:

Judging by the headlines, the overwhelming story in international equities for 1997 was the economic crisis in Asia. But while the stocks and bonds of South-east Asia suffered significantly, many developed European stock markets actu-ally hit record highs in 1997 and offset the dismal performance of Asian mar-kets. Developed non-US equity markets returned 1.78% for the year according to the Morgan Stanley Capital International Europe/Australasian/Far East Index (MSCI/EAFE).

Emerging markets fared poorly, posting a decline of 14.85% for 1997 according to the IFC Investable Composite Total Return


--------------------

                                        INVESTMENT ADVISOR REPORT

Index. Top performers in this group include Turkey, Russia, Hungary, Mexico, Portugal, and Greece, while worst performers include Thailand, Indonesia, Ma-laysia, Korea, and the Philippines.

Driven by plunging currencies, slowing economies, and overwhelming debt, the Asian economic crisis was most manifested in the returns of these five emerging Asian countries, but Japan was certainly not immune to the Asian "flu." With decreased exports as well as an anemic domestic demand resulting from April's increased sales tax, Japan's equity market dropped 23.67% for the year. Coupled with a 12% annual gain of the dollar against the yen at Y130.03, the Japanese economy weakened. Several major Japanese financial institutions closed, includ-ing Yamaichi, Japan's fourth-largest brokerage firm.

Developed European markets posted positive returns in 1997 of 23.8% according to the MSCI/EAFE Index, with strongest performances coming from Switzerland, Italy and Denmark. With the approach of the European Monetary Union, many Euro-pean countries have trimmed budgets and taken other actions in order to comply with Maastricht guidelines, in an attempt to strengthen their economies. The UK also turned in a strong performance, reacting favorably to the newly-elected Labour government's decision to allow the Bank of England to set monetary poli-cy. Germany's high returns were driven by signs of economic growth and in-creased export earnings due to a weaker deutschemark. The first new addition to MSCI/EAFE, since Ireland in 1993 occurred in 1997 as Portugal was reclassified as a developed market in anticipation of its participation in next year's Euro-pean Monetary Union. Portugal's equity market gained 47.77%

The IFCI Europe/Middle East/Africa region delivered a healthy 12.43% gain on equity for the year, with Turkey returning a phenomenal 117.08%, making it the world's top-performing country, both according to Morgan Stanley. Russia, added to the IFCI Composite Index in November, gained 112.15% due to economic reforms and the sale of state-owned assets. Israel, added to the Index last year, gained 24.25%. Strong earnings growth gave Hungary a return of 61.81%, and Greece finished at 37.73% despite a negative final quarter.

IFCI Latin America gained 29.27% for the year, even though Latin American mar-kets were down for the final quarter. Mexico led the region with an impressive gain of 51.58% as investors reacted to an improving export picture. Columbia and Venezuela returned 34.45% and 27.19%, respectively. Brazil started the year out strong


                                                            --------------------

     INVESTMENT ADVISOR REPORT

but lost some ground in the second half of the year due to concerns over the strength of its currency. However, Brazil still gained 25.79% on the year. The MSCI All-Country World Index (ACWI) Free ex-US, an international benchmark in-tegrating developed and emerging equity markets, returned 21.51% in 1997, outperforming both the EAFE and the IFCI Composite indices.

THE LIFEPATH FUNDS OVERVIEW

ONE YEAR RETURNS:

The returns for Class A shares for the reporting period, March 1, 1997 through February 28, 1998, were as follows:

                                                                          1 YEAR
                                                                          ------
LifePath 2000............................................................ 11.99%
LifePath 2010............................................................ 18.45%
LifePath 2020............................................................ 23.97%
LifePath 2030............................................................ 28.01%
LifePath 2040............................................................ 30.66%

These returns are exclusive of sales load. Please see the "Performance at a Glance" table for more information.

STRATEGIC ALLOCATION:

The LifePath Funds employ both strategic and tactical asset allocation tech-niques when investing assets in their portfolios. Of the total allocation, 75% is strategic in nature, and focuses on the Funds' long-term investment alloca-tion. The strategic allocation is determined by the tradeoff between expected returns and risks for each asset class based on the time horizon of the Fund. As each Fund nears its target date, the allocation becomes more conservative, shifting to less risky assets such as shorter duration fixed income and money market instruments.

Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is a continu-ous, long-term process resulting in only minor monthly changes to the asset al-location. Forty years from now, the strategic allocation of LifePath 2040 Fund will look very similar to the strategic allocation of today's LifePath 2000 Fund.

TACTICAL ALLOCATION:

Tactical allocation techniques make up the remaining 25% of each Fund's alloca-tion. Tactical allocation attempts to take advantage of shorter-term market conditions by shifting Fund investments into assets that appear undervalued on a risk-adjusted basis. The Funds use two types of tactical allocations. The more conservative tactical allocation of shifting from long duration bonds to short duration bonds and cash plays a larger role in the LifePath 2000 Fund than in the other Funds. The LifePath 2040 Fund, for example, makes more use of the second, and more aggressive, type of tactical allocation which shifts as-sets between stocks, bonds and cash.


--------------------

                                        INVESTMENT ADVISOR REPORT

ALLOCATION SHIFTS:

The investment allocations of the Funds at March 1, 1997 were the following:

                                INTER-
                     US        NATIONAL                    MONEY
FUND               EQUITY       EQUITY       BONDS         MARKET
----               ------      --------      -----         ------
LifePath 2000        14%            7%        75%             4%
LifePath 2010        35%           11%        51%             3%
LifePath 2020        48%           15%        35%             2%
LifePath 2030        58%           18%        23%             1%
LifePath 2040        70%           19%        10%             1%

(For breakdowns within these broad asset classes, please see each Fund's port-folio of investments.)

In a period of strong equity returns, the Funds performed as expected. The higher-risk, equity-dominated Funds had higher returns than the Funds nearer their target dates. Nonetheless, the bond rally during the latter half of 1997 provided the shorter-term Funds with strong positive returns.

Tactically, the Funds began the period underweighted to equities, relative to bonds, after 1996 saw stocks outperform bonds by 24%. As the bond market ral-lied and yields fell in 1997, the Funds made tactical shifts to increase the equity exposure, which was becoming increasingly attractive on a relative ba-sis. Similarly, the long bond yields fell from 6.7% to 5.8%.

Therefore, cash and short-duration fixed income instruments became more attrac-tive than the long-duration bonds as the spread between bond and cash yields tightened. The net result of these effects was an increase in the equity expo-sure, and a move from long-duration bonds to short-duration bonds and money market instruments. By the end of the reporting period, the Funds' allocations were the following:

                                INTER-
                     US        NATIONAL                    MONEY
FUND               EQUITY       EQUITY       BONDS         MARKET
----               ------      --------      -----         ------
LifePath 2000        19%         5%            51%            25%
LifePath 2010        38%        10%            42%            10%
LifePath 2020        55%        15%            25%             5%
LifePath 2030        66%        19%            12%             3%
LifePath 2040        80%        20%             0%             0%

                                                            --------------------

     INVESTMENT ADVISOR REPORT


ASIAN CRISIS:
A significant event in 1997 was the Southeast Asian currency crisis, which caused large losses in the Pan-Asian markets. However, this event had little effect on the LifePath Funds. Though the international exposure is as much as 20% for all Funds of the entire allocation, there are only minor investments in South-East Asia. In fact, as the Pan-Asian markets tumbled in the last three months of 1997, the LifePath Funds all posted positive returns because of high exposure to the strong US Equity market.

--------------------------------------------------------------------------------
The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, fi-nancial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.
The S&P BARRA Growth, Value, Extended Market and Low Capi-talization Indexes are also unmanaged Indexes of widely held common stocks that meet the characteristics described in the title. The Lehman Brothers Corporate-Government Bond
Index is an unmanaged index composed of U.S. Treasury bonds with 10-year or longer maturities and investment grade cor-porate bonds. The Lehman Brothers U.S. 20-Year Treasury
Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities. The Lehman Broth-ers Mortgage Bond Index is an unmanaged index composed of mortgage-backed bonds. The MSCI/EAFE is an unmanaged index of stocks.

--------------------

                                        INVESTMENT ADVISOR REPORT

PERFORMANCE AT A GLANCE
PERFORMANCE AS OF 2/28/98                           AVERAGE ANNUAL TOTAL RETURNS

----------------------------------------------------------------------------
                                                                       Since
                                                                      3/1/94
 Class A Share                                       1 Year 3 Year Inception
----------------------------------------------------------------------------
  WITH MAXIMUM 4.5% SALES CHARGE
  LifePath 2000                                         n/a    n/a       n/a
  LifePath 2010                                      13.12% 15.06%    11.88%
  LifePath 2020                                      18.39% 18.61%    14.82%
  LifePath 2030                                      22.26% 21.86%    17.14%
  LifePath 2040                                      24.81% 24.56%    19.43%
  WITHOUT SALES CHARGE
  LifePath 2000                                      11.99% 10.60%     8.36%
  LifePath 2010                                      18.45% 16.43%    13.00%
  LifePath 2020                                      23.97% 20.45%    16.14%
  LifePath 2030                                      28.01% 23.75%    18.50%
  LifePath 2040                                      30.66% 26.50%    20.82%
----------------------------------------------------------------------------
                                                                       Since
                                                                      3/1/94
 Class B Share                                       1 Year 3 Year Inception
----------------------------------------------------------------------------
  WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE(/1/)
  LifePath 2010                                      12.64% 15.06%    11.88%
  LifePath 2020                                      18.05% 19.07%    15.02%
  LifePath 2030                                      21.93% 22.36%    17.34%
  LifePath 2040                                      24.47% 25.07%    19.67%
  WITHOUT CONTINGENT DEFERRED SALES CHARGE
  LifePath 2010                                      17.64% 15.81%    12.41%
  LifePath 2020                                      23.05% 19.77%    15.51%
  LifePath 2030                                      26.93% 23.02%    17.83%
  LifePath 2040                                      29.47% 25.71%    20.11%
----------------------------------------------------------------------------

(1) Assumes redemption on 2/28/98.

Past performance is not predictive of future results. The investment return and net asset value of shares of each Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming rein-vestment of dividends and capital gains distributions at net asset value.

The Funds are feeder funds that invest in a master portfolio of the Master Investment Portfolio which in turn buys the individual securities. References to the Fund are understood to be references to the Fund or Master Portfolio as appropriate.

For the periods prior to March 1997 performance shown for the Stagecoach LifePath Funds Class B shares reflects the performance of the respective LifePath Funds Class A share and has been adjusted to reflect the expenses of Class B share.


                                                            --------------------

     INVESTMENT ADVISOR REPORT

GROWTH OF A $10,000 INVESTMENT

                             [GRAPH APPEARS HERE]


                   STAGECOACH - LIFEPATH 2000 Class A Shares


                  LIPPER BALANCED    S&P 500 INDEX    LIFEPATH 2000
                  --------------------------------------------------
                     10,000.00          10,000.00      10,000
MAR-94                9,637.00           9,564.00       9,855
JUN-94                9,563.76           9,604.17       9,765
SEP-94                9,843.98          10,073.81       9,878
DEC-94                9,736.68          10,071.80       9,825
MAR-95               10,324.77          11,052.79      10,330
JUN-95               11,047.51          12,108.33      10,881
SEP-95               11,640.76          13,070.94      11,180
DEC-95               12,161.10          13,857.82      11,533
MAR-96               12,433.51          14,601.98      11,565
JUN-96               12,685.91          15,257.61      11,674
SEP-96               13,018.28          15,729.07      11,891
DEC-96               13,743.40          17,040.87      12,263
MAR-97               13,803.87          17,497.57      12,246
JUN-97               15,282.26          20,552.65      12,925
SEP-97               16,263.38          22,092.04      13,375
DEC-97               16,499.20          22,726.08      13,577
FEB-98               17,274.67          24,635.07      13,926

                             [GRAPH APPEARS HERE]

                   STAGECOACH - LIFEPATH 2010 Class A Shares

                  LIPPER BALANCED    S&P 500 INDEX    LIFEPATH 2010
                  --------------------------------------------------
                     10,000.00          10,000.00      10,000
MAR-94                9,637.00           9,564.00       9,838
JUN-94                9,563.76           9,604.17       9,760
SEP-94                9,843.98          10,073.81       9,900
DEC-94                9,736.68          10,071.80       9,847
MAR-95               10,324.77          11,052.79      10,520
JUN-95               11,047.51          12,108.33      11,257
SEP-95               11,640.76          13,070.94      11,738
DEC-95               12,161.10          13,857.82      12,209
MAR-96               12,443.51          14,601.98      12,424
JUN-96               12,685.91          15,257.61      12,668
SEP-96               13,018.28          15,729.07      12,928
DEC-96               13,743.40          17,040.87      13,520
MAR-97               13,803.87          17,497.57      13,602
JUN-97               15,282.26          20,552.65      14,879
SEP-97               16,263.38          22,092.04      15,528
DEC-97               16,499.20          22,726.08      15,765
FEB-98               17,274.67          24,635.07      16,476



                             [GRAPH APPEARS HERE]

                   STAGECOACH - LIFEPATH 2020 Class A Shares

                  LIPPER BALANCED    S&P 500 INDEX    LIFEPATH 2020
                  --------------------------------------------------
                     10,000.00          10,000.00      10,000
MAR-94                9,637.00           9,564.00       9,810
JUN-94                9,563.76           9,604.17       9,752
SEP-94                9,843.98          10,073.81       9,916
DEC-94                9,736.68          10,071.80       9,874
MAR-95               10,324.77          11,052.79      10,636
JUN-95               11,047.51          12,108.33      11,472
SEP-95               11,640.76          13,070.94      12,057
DEC-95               12,161.10          13,857.82      12,590
MAR-96               12,433.51          14,601.98      12,909
JUN-96               12,685.91          15,257.61      13,234
SEP-96               13,018.28          15,729.07      13,521
DEC-96               13,743.40          17,040.87      14,298
MAR-97               13,803.87          17,497.57      14,408
JUN-97               15,282.26          20,552.65      16,167
SEP-97               16,263.38          22,092.04      17,056
DEC-97               16,499.20          22,726.08      17,331
FEB-98               17,274.67          24,635.07      18,383








--------------------
10

                                             INVESTMENT ADVISOR REPORT


                             [GRAPH APPEARS HERE]

                   STAGECOACH - LIFEPATH 2030 Class A Shares

                  LIPPER BALANCED    S&P 500 INDEX    LIFEPATH 2030
                  --------------------------------------------------
                     10,000.00          10,000.00      10,000
MAR-94                9,637.00           9,564.00       9,711
JUN-94                9,563.76           9,604.17       9,610
SEP-94                9,843.98          10,073.81       9,878
DEC-94                9,736.68          10,071.80       9,857
MAR-95               10,324.77          11,052.79      10,682
JUN-95               11,047.51          12,108.33      11,637
SEP-95               11,640.76          13,070.94      12,300
DEC-95               12,161.10          13,857.82      12,928
MAR-96               12,433.51          14,601.98      13,305
JUN-96               12,685.91          15,257.61      13,710
SEP-96               13,018.28          15,729.07      14,025
DEC-96               13,743.40          17,040.87      14,946
MAR-97               13,803.87          17,497.57      15,080
JUN-97               15,282.26          20,552.65      17,220
SEP-97               16,263.38          22,092.04      18,284
DEC-97               16,499.20          22,726.08      18,608
FEB-98               17,274.67          24,635.07      19,938

                             [GRAPH APPEARS HERE]

                   STAGECOACH - LIFEPATH 2040 Class A Shares

                  LIPPER BALANCED    S&P 500 INDEX    LIFEPATH 2040
                  --------------------------------------------------
                     10,000.00          10,000.00      10,000
MAR-94                9,637.00           9,564.00       9,652
JUN-94                9,563.76           9,604.17       9,621
SEP-94                9,843.98          10,073.81       9,977
DEC-94                9,736.68          10,071.80       9,955
MAR-95               10,324.77          11,052.79      10,829
JUN-95               11,047.51          12,108.33      11,799
SEP-95               11,640.76          13,070.94      12,564
DEC-95               12,161.10          13,857.82      13,194
MAR-96               12,433.51          14,601.98      13,739
JUN-96               12,685.91          15,257.61      14,287
SEP-96               13,018.28          15,729.07      14,640
DEC-96               13,743.40          17,040.87      15,655
MAR-97               13,803.87          17,497.57      15,892
JUN-97               15,282.26          20,552.65      18,472
SEP-97               16,263.38          22,092.04      19,645
DEC-97               16,499.20          22,726.08      19,859
FEB-98               17,274.67          24,635.07      21,534



LIFEPATH FUNDS

"GROWTH OF A $10,000 INVESTMENT" GRAPH

The returns for Class B shares of the LifePath Funds, where applicable, will vary from the results shown due to different expenses and load structures.

The accompanying charts compare the performance of each of the Stagecoach LifePath Funds Class A shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an un-managed index of 500 widely held common stocks representing, among others, in-dustrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of bonds, mortgage-backed securities and asset-backed securities. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred oper-ating expenses, their performances would have been lower.


                                                            --------------------

     STATEMENT OF ASSETS & LIABILITIES FEBRUARY 28, 1998


                                                           LifePath     LifePath
                                                               2000         2010
                                                               Fund         Fund
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                             $ 67,475,575 $ 95,919,298
RECEIVABLES:
 Receivable from WFB (Note 2)                                 3,103       14,995
 Fund shares sold                                           540,515       58,754
TOTAL ASSETS                                             68,019,193   95,993,047
LIABILITIES
PAYABLES:
 Due to sponsor and distributor                              23,317       31,619
 Due to WFB (Note 2)                                              0            0
 Capital shares redeemed                                     72,703       24,733
TOTAL LIABILITIES                                            96,020       56,352
TOTAL NET ASSETS                                       $ 67,923,173 $ 95,936,695
NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 61,109,961 $ 76,886,504
 Undistributed net investment income                        385,462      385,671
 Undistributed net realized gain on investment            1,521,282    1,797,016
 Net unrealized appreciation (depreciation) of
  investments                                             4,906,468   16,867,504
TOTAL NET ASSETS                                       $ 67,923,173 $ 95,936,695
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
Net Assets - Class A                                   $ 67,909,225 $ 89,658,807
Shares outstanding - Class A                              6,271,099    6,815,464
Net asset value and offering price per share - Class
 A                                                     $      10.83 $      13.16
Net Assets - Class B                                   $          0 $  6,248,402
Shares outstanding - Class B                                      0      476,916
Net asset value and offering price per share - Class
 B                                                     $          0 $      13.10
Net Assets - Institutional class                       $     13,948 $     29,486
Shares outstanding - Institutional class                      1,355        2,526
Net asset value and offering price per share -
 Institutional class                                   $      10.29 $      11.67
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

     LifePath                 LifePath                      LifePath
         2020                     2030                          2040
         Fund                     Fund                          Fund
--------------------------------------------------------------------

$ 178,266,021            $ 138,450,504                 $ 278,684,298
        4,135                        0                             0
      413,671                  364,114                       694,661
  178,683,827              138,814,618                   279,378,959
       46,186                   38,024                        65,508
            0                    3,311                        43,800
      224,650                  126,262                       293,835
      270,836                  167,597                       403,143
$ 178,412,991            $ 138,647,021                 $ 278,975,816
$ 129,742,850            $  94,588,778                 $ 198,516,273
      444,443                  209,406                       124,405
    3,631,348                2,325,866                     4,263,946
   44,594,350               41,522,971                    76,071,192
$ 178,412,991            $ 138,647,021                 $ 278,975,816
$ 166,198,003            $ 126,130,682                 $ 248,195,091
   11,304,269                7,641,679                    14,537,252
$       14.70            $       16.51                 $       17.07
$  12,129,385            $  12,469,207                 $  30,753,993
      883,660                  766,089                     1,834,957
$       14.55            $       16.28                 $       16.76
$      85,603            $      47,132                 $      26,732
        6,180                    2,929                         1,635
$       13.85            $       16.09                 $       16.35
--------------------------------------------------------------------

                                                            --------------------

     STATEMENT OF OPERATIONS FOR THE YEAR ENDED FEBRUARY 28, 1998


                                                     LifePath      LifePath
                                                         2000          2010
                                                         Fund          Fund
----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
 Dividends                                       $    290,356  $    735,016
 Interest                                         3,390,560       2,816,848
 Expenses                                            (403,248)     (483,532)
 NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO                                         3,277,668     3,068,332
EXPENSES (NOTE 2)
 Administration fee                                    73,243        87,886
 Shareholder servicing fees                           146,486       175,771
 Transfer agency fees                                  73,243        87,886
 Distribution costs - Class A                         183,075       213,875
 Distribution costs - Class B                               0        17,269
TOTAL EXPENSES                                        476,047       582,687
NET INVESTMENT INCOME                               2,801,621     2,485,645
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments    4,301,793     5,714,054
NET REALIZED GAIN (LOSS) ON INVESTMENTS             4,301,793     5,714,054
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER SERIES
 Net change in unrealized appreciation
  (depreciation) of investments                     1,145,265     6,828,482
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS     1,145,265     6,828,482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $  8,248,679  $ 15,028,181
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

    LifePath          LifePath              LifePath
        2020              2030                  2040
        Fund              Fund                  Fund
----------------------------------------------------

$  1,878,044      $  1,655,151          $  3,640,493
   3,308,436         1,497,067               944,620
   (880,206)          (644,467)           (1,253,906)
   4,306,274         2,507,751             3,331,207
     160,021           117,214               227,985
     320,043           234,428               455,970
     160,021           117,214               227,985
     387,413           280,561               540,814
      37,350            37,091                87,274
   1,064,848           786,508             1,540,028
   3,241,426         1,721,243             1,791,179
  10,898,128         6,664,486            20,942,146
  10,898,128         6,664,486            20,942,146
  20,358,807        20,833,854            39,110,252
  20,358,807        20,833,854            39,110,252
$ 34,498,361      $ 29,219,583          $ 61,843,577
----------------------------------------------------

                                                            --------------------

     STATEMENTS OF CHANGES IN NET ASSETS


                                                           LifePath 2000 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1998  February 28, 1997
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   2,801,621      $   3,636,851
 Net realized gain (loss) on sale of
  investments                                    4,301,793          2,732,074
 Net change in unrealized appreciation
  (depreciation) of investments                  1,145,265           (959,715)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       8,248,679          5,409,210
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                       (2,974,734)        (3,756,712)
  Class B                                                0                  0
  Institutional class                                    0               (570)
 From net realized gain from sale of
  investments
  Class A                                       (4,075,304)        (1,721,568)
  Class B                                                0                  0
  Institutional class                                 (862)           (48,077)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A            11,675,990         37,948,187
 Reinvestment of dividends - Class A             6,867,295          5,135,618
 Cost of shares redeemed - Class A             (36,779,860)       (58,589,767)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                        (18,236,575)       (15,505,962)
 Proceeds from shares sold - Class B                     0                  0
 Reinvestment of dividends - Class B                     0                  0
 Cost of shares redeemed - Class B                       0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                  0                  0
 Proceeds from shares sold -
   Institutional class                                   0          1,267,997
 Reinvestment of dividends -
   Institutional class                                 862            208,022
 Cost of shares redeemed - Institutional
  class                                                  0        (18,222,796)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                    862        (16,746,777)
INCREASE (DECREASE) IN NET ASSETS              (17,037,934)       (32,370,456)
NET ASSETS:
Beginning net assets                            84,961,107        117,331,563
ENDING NET ASSETS                            $  67,923,173      $  84,961,107
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

                  LifePath 2010 Fund                    LifePath 2020 Fund
------------------------------------  ------------------------------------
          For the            For the            For the            For the
       Year Ended         Year Ended         Year Ended         Year Ended
February 28, 1998  February 28, 1997  February 28, 1998  February 28, 1997
---------------------------------------------------------------------------

    $   2,485,645      $   2,438,078      $   3,241,426      $   3,165,347
        5,714,054          2,784,852         10,898,128          8,285,130
        6,828,482            704,734         20,358,807          3,932,094
       15,028,181          5,927,664         34,498,361         15,382,571
      (2,575,007)         (2,393,878)        (3,252,950)        (3,234,978)
         (31,698)                  0            (47,199)                 0
          (1,221)             (1,673)            (1,772)            (1,862)
      (5,401,825)           (999,794)       (10,821,255)        (4,457,911)
        (261,495)                  0           (555,904)                 0
          (1,957)           (138,908)            (5,732)           (97,440)
       15,777,443         34,070,450         28,343,707         52,706,149
        7,917,812          3,206,892         13,987,631          3,353,041
     (23,646,888)        (26,504,856)       (41,621,895)       (43,292,145)
           48,367         10,772,486            709,443         12,767,045
        6,169,331                  0         11,509,114                  0
          288,508                  0            588,214                  0
        (321,968)                  0           (509,483)                 0
        6,135,871                  0         11,587,845                  0
                2          2,529,219                  0          1,484,241
            3,178            289,983              7,501            349,700
         (24,970)        (34,601,841)               (90)       (38,954,344)
         (21,790)        (31,782,639)             7,411        (37,120,403)
       12,917,426        (18,616,742)        32,118,248        (16,762,978)
       83,019,269        101,636,011        146,294,743        163,057,721
    $  95,936,695      $  83,019,269      $ 178,412,991      $ 146,294,743
---------------------------------------------------------------------------

                                                            --------------------

     STATEMENTS OF CHANGES IN NET ASSETS


                                                           LifePath 2030 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1998  February 28, 1997
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   1,721,243      $   1,657,635
 Net realized gain (loss) on sale of
  investments                                    6,664,486          4,461,859
 Net change in unrealized appreciation
  (depreciation) of investments                 20,833,854          5,090,075
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      29,219,583         11,209,569
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                       (1,721,740)        (1,710,475)
  Class B                                          (28,281)                 0
  Institutional class                               (1,108)            (5,645)
 From net realized gain from sale of
  investments
  Class A                                       (6,317,229)        (2,265,932)
  Class B                                         (448,302)                 0
  Institutional class                               (2,388)           (61,335)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A            20,334,470         30,971,697
 Reinvestment of dividends - Class A             7,987,742          3,826,842
 Cost of shares redeemed - Class A             (23,153,085)       (27,148,781)
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING -CLASS A                            5,169,127          7,649,758
 Proceeds from shares sold - Class B            11,536,495                  0
 Reinvestment of dividends - Class B               473,399                  0
 Cost of shares redeemed - Class B                (351,165)                 0
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING - CLASS B                          11,658,729                  0
 Proceeds from shares sold -
   Institutional class                                   0          1,939,792
 Reinvestment of dividends -
   Institutional class                               3,494            188,977
 Cost of shares redeemed - Institutional
  class                                             (4,321)       (24,283,479)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                   (827)       (22,154,710)
INCREASE (DECREASE) IN NET ASSETS               37,527,564         (7,338,770)
NET ASSETS:
Beginning net assets                           101,119,457        108,458,227
ENDING NET ASSETS                            $ 138,647,021      $ 101,119,457
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

                            LifePath 2040 Fund
----------------------------------------------
          For the                      For the
       Year Ended                   Year Ended
February 28, 1998            February 28, 1997
----------------------------------------------

    $   1,791,179                $   2,019,898
       20,942,146                   13,884,725
       39,110,252                   11,621,464
       61,843,577                   27,526,087
       (1,930,509)                  (2,045,803)
          (14,585)                           0
             (263)                        (338)
      (21,055,603)                  (7,609,699)
       (1,893,805)                           0
           (2,348)                    (797,501)
       53,851,530                   76,803,382
       22,961,611                    2,589,866
      (53,765,333)                 (52,840,894)
       23,047,808                   26,552,354
       28,753,908                            0
        1,908,390                            0
       (1,263,288)                           0
       29,399,010                            0
                0                    1,917,732
            2,609                      248,730
                0                  (32,335,375)
            2,609                  (30,168,913)
       89,395,891                   13,456,187
      189,579,925                  176,123,738
    $ 278,975,816                $ 189,579,925
----------------------------------------------


                                                            --------------------

     FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                      LifePath 2000 Fund
                           -----------------------------------------------------------------------------------------------
                                      Year Ended              Year Ended               Year Ended              Year Ended
                                   Feb. 28, 1998           Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                           ----------------------  ----------------------  -----------------------  ----------------------
                             Class  Institutional    Class  Institutional     Class  Institutional    Class  Institutional
                                 A          Class        A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $ 10.71         $ 9.79  $ 10.64        $ 10.67    $ 9.92         $ 9.94  $ 10.00        $ 10.00
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income        0.43           0.39     0.42           1.29      0.40           0.42     0.34           0.35
 Net realized and
  unrealized gain (loss)
  on investments              0.81           0.79     0.28          (0.60)     0.86           0.86    (0.14)         (0.12)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM INVESTMENT
 OPERATIONS                   1.24           1.18     0.70           0.69      1.26           1.28     0.20           0.23
LESS DISTRIBUTIONS:
 Distributions from net
  investment income          (0.44)          0.00    (0.42)         (1.36)    (0.41)         (0.42)   (0.27)         (0.28)
 Distributions from net
  realized capital gains     (0.68)         (0.68)   (0.21)         (0.21)    (0.13)         (0.13)   (0.01)         (0.01)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM DISTRIBUTIONS     (1.12)         (0.68)   (0.63)         (1.57)    (0.54)         (0.55)   (0.28)         (0.29)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END OF
 PERIOD                    $ 10.83        $ 10.29  $ 10.71         $ 9.79   $ 10.64        $ 10.67   $ 9.92         $ 9.94
                           =======  =============  =======  =============  ========  =============  =======  =============
TOTAL RETURN                 11.99%         12.25%    6.74%          7.23%    12.98%         13.19%    2.10%          2.38%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)             $67,909        $    14  $84,949        $    12  $100,070        $17,262  $54,617        $ 7,499
 Number of shares
  outstanding, end of
  period (000)               6,272              1    7,934              1     9,406          1,618    5,503            754
RATIOS TO AVERAGE NET
 ASSETS:(/1/)
 Ratio of expenses to
  average net assets          1.20%          0.95%    1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income to
  average net assets          3.83%          4.06%    3.93%          4.17%     4.00%          4.23%    4.62%          4.89%
---------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.


--------------------

                                                                                    LifePath 2010 Fund
-------------------------------------------------------------------------------------------------------
                   Year Ended               Year Ended              Year Ended              Year Ended
                Feb. 28, 1998            Feb. 28, 1997           Feb. 29, 1996           Feb. 28, 1995
-------------------------------  ----------------------  ----------------------  ----------------------
  Class    Class  Institutional    Class  Institutional    Class  Institutional    Class  Institutional
      A        B          Class        A          Class        A          Class        A          Class
--------------------------------------------------------------------------------------------------------
$ 12.20  $ 12.02        $ 10.94  $ 11.42        $ 11.47   $ 9.99        $ 10.02  $ 10.00        $ 10.00
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
   0.36     0.19           0.38     0.34           1.57     0.32           0.34     0.34           0.33
   1.82     1.88           1.59     0.95          (0.36)    1.58           1.60    (0.02)          0.01
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
   2.18     2.07           1.97     1.29           1.21     1.90           1.94     0.32           0.34
  (0.38)   (0.15)         (0.40)   (0.34)         (1.57)   (0.33)         (0.35)   (0.28)         (0.27)
  (0.84)   (0.84)         (0.84)   (0.17)         (0.17)   (0.14)         (0.14)   (0.05)         (0.05)
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
  (1.22)   (0.99)         (1.24)   (0.51)         (1.74)   (0.47)         (0.49)   (0.33)         (0.32)
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
$ 13.16  $ 13.10        $ 11.67  $ 12.20        $ 10.94  $ 11.42        $ 11.47   $ 9.99        $ 10.02
=======  =======  =============  =======  =============  =======  =============  =======  =============
  18.45%   17.64%         18.75%  11.60 %         11.89%   19.40%         19.69%    3.31%          3.53%
$89,659  $ 6,248        $    29  $82,971        $    49  $67,178        $34,458  $36,764        $13,028
  6,815      477              3    6,801              4    5,883          3,004    3,679          1,300
   1.20%    1.70%          0.95%    1.20%          0.95%    1.20%          0.95%    1.20%          0.95%
   2.85%    2.15%          3.14%    3.16%          3.41%    3.06%          3.27%    4.40%          4.61%
--------------------------------------------------------------------------------------------------------


                                                            --------------------

     FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                  LifePath 2020 Fund
                           ------------------------------------------------------------------------------------------
                                             Year Ended            Year Ended          Year Ended         Year Ended
                                          Feb. 28, 1998         Feb. 28, 1997       Feb. 29, 1996      Feb. 28, 1995
                           ------------------------------  -------------------  ------------------  -----------------
                                                 Institu-             Institu-            Institu-           Institu-
                              Class      Class     tional     Class     tional     Class    tional    Class    tional
                                  A          B      Class         A      Class         A     Class        A     Class
----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD       $ 12.98    $ 12.79    $ 12.28   $ 11.98    $ 11.98   $ 10.17   $ 10.17  $ 10.00   $ 10.00
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income         0.28       0.14       0.30      0.27       0.96      0.27      0.29     0.28      0.30
 Net realized and
  unrealized gain on
  investments                  2.73       2.74       2.58      1.43       0.72      2.03      2.03     0.12      0.12
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 TOTAL FROM INVESTMENT
  OPERATIONS                   3.01       2.88       2.88      1.70       1.68      2.30      2.32     0.40      0.42
 LESS DISTRIBUTIONS:
 Distributions from net
  investment income           (0.29)     (0.12)     (0.31)    (0.28)     (0.96)    (0.28)    (0.30)   (0.23)    (0.25)
 Distributions from net
  realized capital gains      (1.00)     (1.00)     (1.00)    (0.42)     (0.42)    (0.21)    (0.21)   0 .00      0.00
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 TOTAL FROM DISTRIBUTIONS     (1.29)     (1.12)     (1.31)    (0.70)     (1.38)    (0.49)    (0.51)   (0.23)    (0.25)
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 NET ASSET VALUE, END OF
  PERIOD                    $ 14.70    $ 14.55    $ 13.85   $ 12.98    $ 12.28   $ 11.98   $ 11.98  $ 10.17   $ 10.17
                           ========  =========  =========  ========  =========  ========  ========  =======  ========
 TOTAL RETURN                 23.97%     23.05%     24.27%   14.65 %     15.14%    22.94%    23.18%    4.12%     4.39%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000)             $166,198    $12,129     $   86  $146,226     $   69  $122,488   $40,570  $66,036   $16,618
 Number of shares
  outstanding, end of
  period (000)               11,304        884          6    11,264          6    10,224     3,385    6,494     1,634
 RATIOS TO AVERAGE NET
  ASSETS:(/1/)
 Ratio of expenses to
  average net assets           1.20%      1.70%      0.95%     1.20%      0.95%     1.20%     0.95%    1.20%     0.95%
 Ratio of net investment
  income to average net
  assets                       2.05%      1.33%      2.30%     2.33%      2.57%     2.45%     2.68%    3.64%     3.88%
----------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

--------------------

                                                                        LifePath 2030 Fund
-------------------------------------------------------------------------------------------
                  Year Ended            Year Ended          Year Ended          Year Ended
               Feb. 28, 1998         Feb. 28, 1997       Feb. 29, 1996        Feb 28, 1995
------------------------------  -------------------  ------------------  ------------------
                      Institu-             Institu-            Institu-            Institu-
   Class      Class     tional     Class     tional     Class    tional    Class     tional
       A          B      Class         A      Class         A     Class        A      Class
--------------------------------------------------------------------------------------------
 $ 13.83    $ 13.63    $ 13.70   $ 12.34    $ 12.37   $ 10.17   $ 10.18  $ 10.00    $ 10.00
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
    0.23       0.10       0.26      0.22       0.49      0.21      0.23     0.26       0.29
    3.54       3.50       3.37      1.83       1.66      2.45      2.47     0.13       0.14
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
    3.77       3.60       3.63      2.05       2.15      2.66      2.70     0.39       0.43
   (0.23)     (0.09)     (0.38)    (0.23)     (0.49)    (0.22)    (0.24)   (0.22)     (0.25)
   (0.86)     (0.86)     (0.86)    (0.33)     (0.33)    (0.27)    (0.27)    0.00       0.00
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
   (1.09)     (0.95)     (1.24)    (0.56)     (0.82)    (0.49)    (0.51)   (0.22)     (0.25)
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
 $ 16.51    $ 16.28    $ 16.09   $ 13.83    $ 13.70   $ 12.34   $ 12.37  $ 10.17    $ 10.18
========  =========  =========  ========  =========  ========  ========  =======  =========
   28.01%     26.93%     27.48%    17.01%     18.13%    26.53%    26.88%    4.03%      4.42%
$126,131    $12,469    $    47  $101,078    $    41   $83,012   $25,447  $41,153    $ 9,682
   7,642        766          3     7,307          3     6,728     2,058    4,045        951
    1.20%      1.70%      0.95%     1.20%      0.95%     1.20%     0.95%    1.20%      0.95%
    1.50%      0.76%      1.74%     1.81%      2.06%     1.92%     2.15%    3.35%      3.59%
--------------------------------------------------------------------------------------------


                                                            --------------------

     FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                             LifePath 2040 Fund
                      ----------------------------------------------------------------------------------------------------------
                                          Year Ended                Year Ended               Year Ended              Year Ended
                                       Feb. 28, 1998             Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                      --------------------------------  -----------------------  -----------------------  ----------------------
                         Class    Class  Institutional     Class  Institutional     Class  Institutional    Class  Institutional
                             A        B          Class         A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD   $ 14.50  $ 14.29        $ 13.94   $ 12.84        $ 12.86   $ 10.37        $ 10.37  $ 10.00        $ 10.00
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
  income                  0.13     0.03           0.16      0.16           0.63      0.15           0.17     0.18           0.20
 Net realized and
  unrealized gain on
  investments             4.17     4.06           4.02      2.35           1.78      2.82           2.84     0.34           0.34
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 INVESTMENT
 OPERATIONS               4.30     4.09           4.18      2.51           2.41      2.97           3.01     0.52           0.54
LESS DISTRIBUTIONS:
 Distributions from
  net investment
  income                 (0.14)   (0.03)         (0.18)    (0.16)         (0.64)    (0.16)         (0.18)   (0.15)         (0.17)
 Distributions from
  net realized
  capital gains          (1.59)   (1.59)         (1.59)    (0.69)         (0.69)    (0.34)         (0.34)       0              0
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 DISTRIBUTIONS           (1.73)   (1.62)         (1.77)    (0.85)         (1.33)    (0.50)         (0.52)   (0.15)         (0.17)
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END
 OF PERIOD             $ 17.07  $ 16.76        $ 16.35   $ 14.50        $ 13.94   $ 12.84        $ 12.86  $ 10.37        $ 10.37
                      ========  =======  =============  ========  =============  ========  =============  =======  =============
TOTAL RETURN            30.66%    29.47%         31.02%    20.17%         19.89%    28.91%         29.32%    5.26%          5.55%
RATIOS/SUPPLEMENTAL DATA:
 Net assets,
  end of period
  (000)               $248,195  $30,754        $    27  $189,560        $    20  $142,738        $33,386  $56,737        $ 9,976
 Number of shares
  outstanding, end
  of period (000)       14,537    1,835              2    13,073              1    11,114          2,596    5,472            962
RATIOS TO AVERAGE NET
 ASSETS:(/1/)
 Ratio of expenses
  to average net
  assets                  1.20%    1.70%          0.95%     1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income
  to average net
  assets                  0.82%    0.08%          1.07%     1.22%          1.47%     1.29%          1.53%    2.35%          2.61%
---------------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these Financial Statements.


--------------------

                    NOTES TO FINANCIAL STATEMENTS

------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment com-pany. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 18, 1993. The Trust currently issues separate funds, which commenced operations on March 1, 1994: LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds"). The following significant account-ing policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally ac-cepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

Each Fund is authorized to issue three classes of shares: Class A, Class B and an Institutional Class. On March 1, 1997, the Retail Class' name was changed to Class A and the Fund commenced offering Class B shares. The three classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Divi-dends are determined separately for each class based on income and expenses al-locable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has prefer-ential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a

                                                            --------------------

     NOTES TO FINANCIAL STATEMENTS

"Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Port-folio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfo-lio reflects that Fund's interest in the net assets of that Master Portfolio (58.07%, 46.07%, 54.64%, 59.27%, and 68.86%) for the LifePath 2000, LifePath
2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at February 28, 1998. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities and money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value. Any secu-rities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-div-idend date, and interest income is recognized on a daily accrual basis. Real-ized gains or losses are reported on the basis of identified cost of securi-ties delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment in-come and realized and unrealized capital gains and losses of each Master Port-folio are allocated as required by the Code.

The performance of each Fund is directly affected by the performance of its corresponding Master


--------------------

                    NOTES TO FINANCIAL STATEMENTS

Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends to shareholders from net investment in-come quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal in-come tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and ex-cise taxes. Accordingly, no provision for federal taxes was required.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

On behalf of the Funds, the Trust may enter into servicing agreements with cer-tain financial institutions, securities dealers and other industry profession-als (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Share-holder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a fee of up to 0.20% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Invest-ors, N.A. ("BGI").

Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor.

                                                            --------------------

     NOTES TO FINANCIAL STATEMENTS


The Trust has entered into an agreement with Stephens on behalf of Class A and Class B shares for distribution services and has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B shares on an annual basis.

Certain officers and directors of the Trust are also officers of Stephens. At February 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Funds' outstanding shares.

Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

The Trust has entered into administration services arrangements with WFB and Stephens, as co- administrators, who have agreed jointly to provide general ad-ministration services to the Funds, such as managing and coordinating third-party service relationships. Under the arrangement, WFB and Stephens are enti-tled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund of 0.10%. This fee is an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. WFB and Stephens may delegate certain of their administration duties to sub-administrators.


--------------------

                  NOTES TO THE FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of February 28, 1998, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                        LifePath 2000 Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         1,069,311          3,580,908
 Shares issued in reinvestments of
  dividends - Class A                            642,199            486,593
 Shares redeemed - Class A                    (3,374,501)        (5,539,884)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                         (1,662,991)        (1,472,383)
 Shares sold - Class B                                 0                  0
 Shares issued in reinvestments of
  dividends - Class B                                  0                  0
 Shares redeemed - Class B                             0                  0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                                 0                  0
 Shares sold - Institutional Class                     0            119,465
 Shares issued in reinvestments of
  dividends -Institutional Class                      86             19,942
 Shares redeemed - Institutional Class                 0         (1,755,819)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -INSTITUTIONAL CLASS                     86         (1,616,412)
                                                        LifePath 2010 Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         1,237,645          2,915,095
 Shares issued in reinvestments of
  dividends - Class A                            625,584            275,092
 Shares redeemed - Class A                    (1,849,051)        (2,272,271)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                            14,178            917,916
 Shares sold - Class B                           479,146                  0
 Shares issued in reinvestments of
  dividends - Class B                             22,852                  0
 Shares redeemed - Class B                       (25,082)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                           476,916                  0
 Shares sold - Institutional Class                     0            221,309
 Shares issued in reinvestments of
  dividends -Institutional Class                     283             25,767
 Shares redeemed - Institutional Class            (2,200)        (3,246,296)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -INSTITUTIONAL CLASS                 (1,917)        (2,999,220)

                                                            --------------------

     NOTES TO FINANCIAL STATEMENTS


                                                        LifePath 2020 Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         2,024,326          4,270,394
 Shares issued in reinvestments of
  dividends - Class A                          1,004,243            275,620
 Shares redeemed - Class A                    (2,988,127)        (3,506,234)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                             40,442          1,039,780
 Shares sold - Class B                           826,855                  0
 Shares issued in reinvestments of
  dividends - Class B                             42,494                  0
 Shares redeemed - Class B                       (35,689)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS B                            833,660                  0
 Shares sold - Institutional Class                     0            124,129
 Shares issued in reinvestments of
  dividends -Institutional Class                     572             29,678
 Shares redeemed - Institutional Class                (7)        (3,533,425)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                   565         (3,379,618)
                                                        LifePath 2030 Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         1,342,637          2,403,224
 Shares issued in reinvestments of
  dividends - Class A                            518,299            296,195
 Shares redeemed - Class A                    (1,526,062)        (2,120,516)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                            334,874            578,903
 Shares sold - Class B                           757,631                  0
 Shares issued in reinvestments of
  dividends - Class B                             30,895                  0
 Shares redeemed - Class B                       (22,437)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS B                            766,089                  0
 Shares sold - Institutional Class                     0            156,936
 Shares issued in reinvestments of
  dividends -Institutional Class                     236             15,512
 Shares redeemed - Institutional Class              (297)        (2,227,326)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                   (61)        (2,054,878)


--------------------

                  NOTES TO THE FINANCIAL STATEMENTS


                                                        LifePath 2040 Fund
                                       -----------------------------------
                                                 For the           For the
                                              Year Ended        Year Ended
                                       February 28, 1998 February 28, 1997
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         3,374,578         5,678,582
 Shares issued in reinvestments of
  dividends - Class A                          1,443,325           196,508
 Shares redeemed - Class A                   (3,354,023)        (3,916,082)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                          1,463,880         1,959,008
 Shares sold - Class B                         1,791,429                 0
 Shares issued in reinvestments of
  dividends - Class B                            122,045                 0
 Shares redeemed - Class B                      (78,517)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS B                          1,834,957                 0
 Shares sold - Institutional Class                     0           148,636
 Shares issued in reinvestments of
  dividends -Institutional Class                     171            19,679
 Shares redeemed - Institutional Class                 0        (2,763,338)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                   171        (2,595,023)

4. PORTFOLIO SECURITIES LOANED

As of February 28, 1998, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio's financial statements.


                                                            --------------------

     INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
STAGECOACH TRUST:

We have audited the accompanying statements of assets and liabilities of Stage-coach Trust (comprising respectively, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year pe-riod then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of Feb-ruary 28, 1998, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Trust as of February 28, 1998, the results of their operations, the changes in their net assets and their finan-cial highlights for the periods indicated herein in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

San Francisco, California
April 3, 1998


--------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)


                                                              ------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           23.63%                   48.34%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            6.52%                   16.21%
3Com Corp*                          1,890 $     67,568       2,775 $     99,206
Abbott Laboratories                 1,344      100,548       6,062      453,513
Aeroquip-Vickers Inc                   52        3,019         244       14,167
Airtouch Communications*              910       40,893       4,068      182,806
American Express Corp                 761       68,538       3,759      338,545
American Home Products Corp         1,065       99,844       5,159      483,656
American International Group
 Inc                                1,293      155,402       5,648      678,819
Ameritech Corp                      1,914       79,790       8,702      362,765
Amgen Inc                             377       20,028       2,089      110,978
Anadarko Petroleum Corp               441       28,444         525       33,863
Andrew Corp*                          160        4,420         763       21,064
Anheuser-Busch Inc                    852       39,938       3,900      182,813
Applied Materials Inc*                515       18,958       2,946      108,450
Armco Inc*                            111          590         953        5,063
Autodesk Inc                           86        4,074         416       19,708
Automatic Data Processing             409       24,975       2,388      145,817
Avery Dennison Corp                   100        5,050         866       43,733
Avon Products Inc                     160       11,270       1,087       76,566
Baxter International Inc              470       26,614       2,297      130,068
Bell Atlantic Corp                  1,292      115,957       6,245      560,489
Bestfoods                             243       25,606       1,182      124,553
Biomet Inc                            132        3,935         926       27,606
Boston Scientific Corp*               301       17,985       1,568       93,688
Bristol-Myers Squibb Co             1,784      178,734       7,894      790,880
Campbell Soup Co                      800       46,450       3,629      210,709
Cardinal Health Inc                   116        9,498         889       72,787
Cendant Corp*                         772       28,950       6,377      239,137
Ceridian Corp*                        131        6,100         632       29,428
Charles Schwab & Co Inc               278       10,495       2,147       81,049
Chase Manhattan Bank                  729       90,442       3,334      413,624
Cisco Systems Inc*                  1,764      116,204       7,991      526,407
Clorox Co                              94        8,249         808       70,902
Coca-Cola Co                        4,437      304,766      19,699    1,353,075
Cognizant Corp                        180        8,989       1,332       66,517
Colgate-Palmolive Co                  479       38,889       2,358      191,440
Comcast Corp Class A                  455       15,925       2,744       96,040
Compaq Computer Corp                2,756       88,364      12,144      389,367
Computer Associates
 International Inc                    964       45,429       4,367      205,795
ConAgra Inc                           888       26,640       3,727      111,810
Consolidated Stores Corp*             418       17,190         968       39,809
Corning Inc                           320       13,000       1,943       78,934
Costco Co Inc*                        415       20,283       1,716       83,870


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
                   69.76%                   85.55%                   99.42%
                   23.59%                   28.47%                   40.68%
      6,387  $    228,335       5,378 $    192,264      13,526 $    483,554
     13,983     1,046,103      12,072      903,136      29,796    2,229,113
        552        32,051         433       25,141         996       57,830
      9,166       411,897       7,997      359,365      19,655      883,247
      8,502       765,711       7,343      661,329      18,051    1,625,718
     11,809     1,107,094      10,240      960,000      25,343    2,375,906
     12,783     1,536,357      11,049    1,327,952      27,363    3,288,690
     19,938       831,165      17,296      721,027      42,504    1,771,885
      4,915       261,109       4,171      221,584      10,248      544,425
      1,161        74,885         889       57,341       2,306      148,737
      1,659        45,830       1,416       39,103       3,374       93,193
      8,938       418,969       7,766      364,031      19,012      891,188
      6,712       247,086       5,719      210,531      14,220      523,474
      1,943        10,322       1,647        8,750       3,846       20,432
        971        46,001         759       35,958       1,817       86,080
      5,379       328,455       4,554      278,079      11,348      692,937
      1,922        97,061       1,659       83,779       3,873      195,587
      2,443       172,079       2,120      149,327       5,022      353,737
      5,115       289,637       4,426      250,622      10,868      615,401
     14,201     1,274,540      12,294    1,103,386      30,347    2,723,643
      2,585       272,394       2,283      240,571       5,572      587,149
      2,246        66,959       1,742       51,933       4,260      127,001
      3,506       209,483       3,067      183,253       7,629      455,833
     18,157     1,819,104      15,630    1,565,931      38,771    3,884,370
      8,322       483,196       7,171      416,366      17,729    1,029,390
      2,040       167,025       1,675      137,141       4,163      340,846
     14,452       541,950      12,482      468,075      42,288    1,585,800
      1,516        70,589       1,169       54,432       2,833      131,912
      4,857       183,352       4,245      160,249      10,409      392,940
      7,665       950,939       6,695      830,598      16,436    2,039,091
     18,353     1,209,004      15,847    1,043,922      39,301    2,588,954
      1,910       167,602       1,597      140,137       4,005      351,439
     45,057     3,094,853      39,007    2,679,293      96,460    6,625,544
      3,070       153,308       2,665      133,083       6,160      307,615
      5,419       439,955       4,646      377,197      11,523      935,524
      6,525       228,375       5,437      190,295      13,600      476,000
     27,565       883,803      24,044      770,911      58,795    1,885,115
      9,986       470,591       8,603      405,417      21,260    1,001,878
      8,572       257,160       7,453      223,590      18,371      551,130
      2,129        87,555       1,475       60,659       4,087      168,078
      4,238       172,169       3,678      149,419       8,791      357,134
      3,963       193,692       3,434      167,837       8,296      405,467


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                      LifePath 2000            LifePath 2010
                           ------------------------ ------------------------
                                Shares        Value      Shares        Value

----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CVS Corp                           647 $     47,918       1,408 $    104,280
Dayton-Hudson Corp                 284       21,957       1,744      134,833
Dell Computer Corp*                554       77,491       2,588      361,997
Dover Corp                         310       11,974       1,748       67,517
Dun & Bradstreet Corp              180        6,030       1,435       48,073
DuPont (E I) de Nemours          2,040      125,078       9,023      553,223
Ecolab Inc                         124        3,573       1,006       28,985
EMC Corp*                          638       24,404       4,000      153,000
Equifax Inc                      1,416       50,888       1,265       45,461
Federal National Mortgage
 Assn                            1,861      118,755       8,434      538,195
Fifth Third Bancorp                273       21,567       1,282      101,278
Freeport-McMoRan Copper &
 Gold Inc Class B                  231        3,479       1,682       25,335
Gannett Co Inc                     478       30,861       2,245      144,943
Gap Inc                            778       34,767       3,255      145,458
General Electric Co              5,883      457,403      26,082    2,027,876
General Mills Inc                  210       15,107       1,232       88,627
Gillette Co                      1,021      110,140       4,471      482,309
Grace (W R) Co                      42        3,525         636       53,384
GTE Corp                         1,666       90,172       7,643      413,677
Guidant Corp                       306       22,319       1,209       88,181
Halliburton Co                     461       21,437       2,121       98,626
HBO & Co                         1,409       76,262       1,683       91,092
Healthsouth Corp*                1,010       27,270       3,190       86,130
Heinz (H J) Co                     690       38,856       2,938      165,446
Hershey Foods Corp                 214       14,271       1,155       77,024
Hewlett-Packard Co               1,774      118,858       8,303      556,301
Hilton Hotels Corp                 304        9,063       2,111       62,934
Home Depot Inc                   1,183       75,490       5,871      374,643
Illinois Tool Works Inc            359       21,518       2,013      120,654
Intel Corp                       2,901      260,183      13,101    1,174,996
International Flavors &
 Fragrances                        176        8,096         943       43,378
Interpublic Group Cos Inc          128        6,976       1,029       56,081
Johnson & Johnson                2,333      176,142      10,695      807,473
Jostens Inc                        107        2,515         280        6,580
Kellogg Co                         756       32,225       3,259      138,915
Kimberly-Clark Corp                986       54,908       4,354      242,463
Kroger Co*                         341       14,407       2,101       88,767
Lilly (Eli) & Co                 1,999      131,559       8,871      583,823
Lucent Technologies Inc          1,169      126,690       5,154      558,565
Marriott International             178       13,484       1,006       76,205
Marsh & McLennan Co Inc            267       23,146       1,318      114,254
Mattel Inc                         371       15,698       2,414      102,142
MBNA Corp                          644       23,063       4,040      144,682
Medtronic Inc                      720       38,250       3,714      197,306
Mercantile Bancorp                 654       36,379       1,405       78,153


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      3,219  $    238,407       2,749 $    203,598       6,670 $    493,997
      3,928       303,683       3,463      267,733       8,485      655,997
      6,002       839,530       5,111      714,901      12,694    1,775,573
      4,052       156,508       3,718      143,608       8,494      328,081
      3,141       105,224       2,643       88,541       6,506      217,951
     20,601     1,263,099      17,808    1,091,853      44,140    2,706,334
      2,478        71,397       1,958       56,415       4,878      140,547
      9,088       347,616       7,794      298,121      19,346      739,984
      2,894       104,003       2,381       85,567       5,671      203,802
     19,326     1,233,240      16,693    1,065,222      41,421    2,643,178
      2,878       227,362       2,413      190,627       5,977      472,183
      3,743        56,379       3,247       48,908       7,341      110,574
      5,151       332,561       4,436      286,399      11,014      711,091
      7,383       329,928       6,316      282,247      15,620      698,019
     59,704     4,641,986      51,593    4,011,356     127,637    9,923,777
      2,930       210,777       2,597      186,822       6,222      447,595
     10,224     1,102,914       8,804      949,732      21,861    2,358,255
      1,336       112,140       1,126       94,514       2,798      234,857
     17,462       945,131      15,129      818,857      37,197    2,013,288
      2,717       198,171       2,367      172,643       5,673      413,774
      4,776       222,084       4,114      191,301      10,250      476,625
      3,799       205,621       3,141      170,007       8,103      438,575
      7,277       196,479       6,119      165,213      15,005      405,135
      6,720       378,420       5,902      332,356      14,266      803,354
      2,653       176,922       2,319      154,648       5,598      373,317
     18,920     1,267,640      16,401    1,098,867      40,599    2,720,133
      4,772       142,265       3,893      116,060       9,473      282,414
     13,306       849,089      11,586      739,332      28,423    1,813,743
      4,572       274,034       3,904      233,996       9,687      580,614
     29,806     2,673,226      25,825    2,316,180      63,812    5,723,139
      2,074        95,404       1,798       82,708       4,089      188,094
      2,325       126,713       2,058      112,161       4,760      259,420
     24,511     1,850,580      21,249    1,604,300      52,505    3,964,128
        690        16,215         567       13,325       1,398       32,853
      7,501       319,730       6,470      275,784      16,003      682,128
     10,013       557,599       8,677      483,200      21,241    1,182,858
      4,630       195,618       4,069      171,915       9,729      411,050
     20,223     1,330,926      17,522    1,153,167      43,315    2,850,668
     11,699     1,267,879      10,166    1,101,740      24,952    2,704,173
      2,355       178,391       1,978      149,834       4,951      375,038
      3,110       269,598       2,689      233,103       6,617      573,611
      5,313       224,806       4,565      193,157      11,363      480,797
      9,145       327,505       7,858      281,415      19,491      698,021
      8,514       452,306       7,298      387,706      18,213      967,566
      2,703       150,354       2,196      122,153      10,010      556,806


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Merck & Co Inc                      2,173 $    277,193       9,536 $  1,216,436
MGIC Investment Corp                  205       15,106         884       65,140
Microsoft Corp*                     4,238      359,171      19,222    1,629,065
Millipore Corp                         52        1,966         376       14,218
Minnesota Mining &
 Manufacturing Co                     685       58,439       3,265      278,545
Monsanto Co                         1,040       52,910       4,781      243,233
Morgan Stanley Dean Witter
 Discover & Co                        984       68,590       4,717      328,681
Newell Co                             259       11,882       1,330       61,014
Northern Telecom Ltd                1,002       53,419       4,174      222,526
Omnicom Group                         776       35,502       1,340       61,305
Oracle Systems Corp*                1,706       42,010       7,818      192,518
Oryx Energy Co*                       199        5,062         842       21,418
Owens Corning Fiberglass
 Corp                                  28          865         411       12,690
Owens Illinois Inc*                   706       27,093       1,158       44,438
Parametric Technology Corp*           125        7,570       1,053       63,772
Pepsico Inc                         2,762      100,986      12,152      444,307
Perkin-Elmer Corp                      29        2,122         406       29,714
Pfizer Inc                          2,295      203,108      10,309      912,347
Philip Morris Co Inc                4,281      185,956      19,397      842,557
Pioneer Hi Bred
 International                        135       14,006         479       49,696
Pitney Bowes Inc                      516       24,188       2,346      109,969
Procter & Gamble Co                 2,403      204,105      10,684      907,472
Quaker Oats Co                        142        7,650       1,173       63,195
Ralston-Ralston Purina Group          155       15,723         896       90,888
Raychem Corp                           54        2,346         709       30,797
Reebok International Ltd*              97        3,025         429       13,379
Rowan Cos Inc*                        126        3,552         804       22,663
Sara Lee Corp                         833       47,065       3,853      217,694
SBC Communications Inc              1,653      125,008       7,336      554,785
Schering-Plough Corp                1,283       97,588       5,829      443,368
Schlumberger Ltd                      875       65,953       3,980      299,992
Shared Medical                         42        3,210         155       11,848
Southwest Airlines Inc                346        9,926       1,869       53,617
Stanley Works                         112        5,355         766       36,624
State Street Corp                   1,445       89,319       1,267       78,316
Sun Microsystems Inc*                 522       24,860       3,050      145,256
Synovus Financial                     925       32,491       1,410       49,526
Sysco Corp                            205        9,648       1,387       65,276
Tektronix Inc                           3          134         376       16,779
Tele-Communications Inc*              776       22,553       4,151      120,638
Tellabs Inc*                          257       15,516       1,481       89,415
Texas Instruments                     660       38,198       3,097      179,239
TJX Cos Inc                           163        6,296       1,318       50,908
Tribune Co                            241       15,560         967       62,432
Tupperware Corp                        63        1,693         500       13,438


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
     21,815  $  2,782,776      18,950 $  2,417,309      46,796 $  5,969,415
      2,091       154,081       1,813      133,595       4,494      331,152
     44,040     3,732,390      38,128    3,231,348      94,116    7,976,331
        788        29,796         686       25,939       1,628       61,559
      7,472       637,455       6,429      548,474      15,846    1,351,862
     10,779       548,382       9,224      469,271      23,000    1,170,125
     10,792       752,033       9,329      650,094      23,052    1,606,436
      3,004       137,809       2,586      118,633       6,030      276,626
      9,560       509,668       8,248      439,722      20,372    1,086,082
      3,040       139,080       2,520      115,290       6,116      279,807
     17,917       441,206      15,616      384,544      38,117      938,631
      1,889        48,051       1,613       41,031       4,063      103,353
      1,017        31,400         946       29,208       1,995       61,596
      2,641       101,348       2,201       84,463       5,315      203,963
      2,349       142,261       2,012      121,852       5,004      303,055
     27,649     1,010,917      24,065      879,877      58,969    2,156,054
        789        57,745         643       47,060       1,887      138,105
     23,565     2,085,502      20,453    1,810,090      50,505    4,469,693
     44,159     1,918,157      38,208    1,659,660      94,562    4,107,537
      1,235       128,131       1,033      107,174       2,756      285,935
      5,388       252,562       4,564      213,938      11,274      528,469
     24,458     2,077,401      21,227    1,802,968      52,416    4,452,084
      2,605       140,344       2,195      118,256       5,309      286,022
      1,957       198,513       1,625      164,836       4,138      419,748
      1,623        70,499       1,366       59,336       3,262      141,693
      1,041        32,466         923       28,786       2,094       65,307
      1,764        49,723       1,472       41,492       3,279       92,427
      8,737       493,640       7,573      427,874      18,602    1,051,013
     16,665     1,260,291      14,426    1,090,966      35,725    2,701,703
     13,388     1,018,325      11,569      879,967      28,528    2,169,911
      8,994       677,923       7,846      591,392      19,246    1,450,667
        461        35,238         364       27,823         904       69,100
      4,134       118,594       3,688      105,799       8,366      240,000
      1,759        84,102       1,487       71,097       3,370      161,128
      3,032       187,416       2,515      155,458       6,126      378,663
      6,829       325,231       5,842      278,225      14,527      691,848
      3,091       108,571       2,815       98,877       6,679      234,600
      3,085       145,188       2,699      127,022       6,737      317,060
        924        41,234         808       36,057       1,874       83,627
      9,284       269,816       7,934      230,582      19,822      576,077
      3,317       200,264       2,856      172,431       7,088      427,938
      7,081       409,813       6,045      349,854      15,157      877,211
      2,929       113,133       2,607      100,695       6,191      239,127
      2,299       148,429       1,995      128,802       4,699      303,379
      1,136        30,530         909       24,429       2,302       61,866


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tyco International Ltd              1,224 $     62,118       4,220 $    214,165
UST Inc                               292       10,348       1,528       54,149
U.S. Air Group*                       133        8,421         663       41,976
U.S. Bancorp                          447       51,433       2,006      230,815
Walgreen Co                           680       24,948       3,884      142,494
Wal-Mart Stores Inc                 4,048      187,473      17,993      833,301
Warner Lambert Co                     479       70,054       2,197      321,311
Washington Mutual Inc                 407       27,320       2,089      140,224
Wrigley (Wm) Jr Co                    184       14,053         979       74,771
Xerox Corp                            485       43,013       2,641      234,224
                                          ------------             ------------
      TOTAL LARGE CAP GROWTH
                      STOCKS
                     - VALUE              $  7,575,296             $ 33,751,345
                     -  COST              $  5,181,694             $ 19,540,116
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                            5.86%                   15.73%
Adobe Systems Inc                     122 $      5,391         563 $     24,878
Advanced Micro Devices*               200        4,687       1,286       30,141
Aetna Inc                             274       23,941       1,300      113,588
Ahmanson (H F) & Co                   134        8,367         872       54,446
Air Products & Chemicals Inc          130       10,912         948       79,573
Alberto Culver Co Class B             102        3,105         485       14,762
Albertson's Inc                       405       18,959       2,180      102,051
Alcan Aluminum Ltd                    427       13,264       1,995       61,970
Allegheny Teledyne Inc                263        7,134       1,438       39,006
Allergan Inc                          165        5,775         604       21,140
Allied Signal Inc                     922       39,243       4,665      198,554
Allstate Corp                         722       67,327       3,601      335,793
Alltel Corp                           329       15,031       1,637       74,790
Aluminum Co Of America                317       23,260       1,525      111,897
ALZA Corp*                            122        4,560         699       26,125
Amerada Hess Corp                     142        8,422         850       50,416
Ameren Corp*                          208        7,995         897       34,478
American Electric Power Inc           306       14,688       1,650       79,200
American General Corp                 694       40,311       2,416      140,402
American Greetings Corp
 Class A                              133        6,068         705       32,166
American Stores Co                    461       11,611       2,387       60,123
Amoco Corp                            814       69,190       4,000      340,000
AMP Inc                               389       17,189       1,920       84,840
AMR Corp*                             137       17,339         796      100,744
Aon Corp                              267       15,970       1,510       90,317
Apache Corp                           166        5,644         758       25,772
Apple Computer Inc*                   235        5,552       1,090       25,751
Archer-Daniels-Midland Co           1,000       22,438       5,009      112,389
Armstrong World Industries
 Inc                                  102        8,007         394       30,929
ASARCO Inc                             25          553         402        8,894


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      9,749  $    494,762       8,442 $    428,432      20,724 $  1,051,743
      3,453       122,366       3,035      107,553       7,026      248,984
      1,493        94,526       1,470       93,069       3,462      219,188
      4,493       516,976       3,855      443,566       9,591    1,103,564
      8,962       328,793       7,856      288,217      19,170      703,299
     41,060     1,901,591      35,580    1,647,799      87,954    4,073,370
      4,920       719,550       4,275      625,219      10,561    1,544,546
      4,648       311,997       4,045      271,521      10,003      671,451
      2,164       165,276       1,864      142,363       4,489      342,847
      5,910       524,143       5,227      463,570      12,625    1,119,680
             ------------             ------------             ------------
             $ 76,974,619             $ 66,497,211             $164,642,761
             $ 44,728,690             $ 38,842,519             $106,509,956
                   23.40%                   28.11%                   27.32%
      1,423  $     62,879       1,247 $     55,102       2,204 $     97,389
      2,877        67,430       2,422       56,766       3,984       93,375
      2,968       259,329       2,516      219,835       4,254      371,693
      1,905       118,943       1,584       98,901       3,115      194,493
      2,185       183,403       1,876      157,467       3,168      265,914
      1,110        33,786         882       26,846       1,769       53,844
      4,930       230,786       4,238      198,391       7,084      331,620
      4,535       140,868       3,904      121,268       6,607      205,230
      3,498        94,883       2,898       78,608       4,998      135,571
      1,289        45,115       1,098       38,430       2,008       70,280
     11,296       480,786       9,737      414,431      16,337      695,344
      8,573       799,432       7,333      683,802      12,357    1,152,290
      3,705       169,272       3,140      143,459       5,339      243,926
      3,427       251,456       2,938      215,576       4,971      364,747
      1,713        64,023       1,436       53,670       2,386       89,177
      1,824       108,186       1,546       91,697       2,678      158,839
      2,736       105,165       2,310       88,791       3,905      150,098
      3,801       182,448       3,250      156,000       5,420      260,160
      5,158       299,796       4,588      266,672       7,751      450,516
      1,536        70,080       1,192       54,385       2,080       94,900
      5,544       139,639       4,645      116,996       7,830      197,218
      9,696       824,160       8,342      709,070      14,048    1,194,080
      4,369       193,055       3,770      166,587       6,363      281,165
      1,842       233,128       1,596      201,994       2,602      329,316
      3,319       198,518       2,854      170,705       4,834      289,134
      1,841        62,594       1,548       52,632       2,674       90,916
      2,547        60,173       2,128       50,274       3,644       86,090
     11,107       249,213       9,536      213,964      16,107      361,401
        838        65,783         789       61,937       1,203       94,435
        875        19,359         621       13,740       1,370       30,311

                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Ashland Inc                           109 $      6,070         706 $     39,315
AT & T Corp                         2,814      171,302      13,487      821,021
Atlantic Richfield Corp               523       40,663       2,675      207,981
AutoZone Inc*                         256        7,744       1,311       39,658
Baker Hughes Inc                      328       13,428       1,504       61,570
Ball Corp                              54        1,762         296        9,657
Baltimore Gas & Electric Co           237        7,480       1,279       40,368
Banc One Corp                       1,142       64,512       5,407      305,484
Bank Of New York Inc                  694       40,642       3,102      181,661
BankAmerica Corp                    1,171       90,753       5,713      442,757
BankBoston Corp                       256       25,520       1,302      129,793
Bankers Trust Corp                    194       22,941         869      102,759
Bard (C R) Inc                        143        4,987         555       19,356
Barrick Gold Corp                     623       12,032       3,338       64,465
Battle Mountain Gold Co               337        2,022       1,957       11,742
Bausch & Lomb Inc                      56        2,509         491       22,003
Bay Networks*                         302       10,230       1,680       56,910
BB&T Corp                             500       31,031       1,127       69,944
Becton Dickinson & Co                 159       10,116         987       62,798
Bellsouth Corp                      1,680      102,480       8,252      503,372
Bemis Co                              142        6,399         448       20,188
Beneficial Corp                        44        5,192         452       53,336
Bethlehem Steel Corp*                  67          712         938        9,966
Black & Decker Corp                   126        6,347         861       43,373
Block (H R) Inc                       115        5,412         828       38,968
Boeing Co                           1,742       94,504       8,317      451,197
Boise Cascade Corp                     69        2,299         503       16,756
Briggs & Stratton Corp                 52        2,304         268       11,876
Brown-Forman Corp Class B              74        4,107         643       35,687
Browning-Ferris Industries
 Inc                                  347       11,559       1,723       57,397
Brunswick Corp                        196        6,223         835       26,511
Burlington Northern Santa Fe          296       29,489       1,413      140,770
Burlington Resources Inc              284       12,709       1,526       68,289
Cabletron Systems Inc*                257        3,984       1,334       20,677
Carolina Power & Light Co             263       10,980       1,383       57,740
Case Corp                             103        6,701         704       45,804
Caterpillar Inc                       630       34,414       3,259      178,023
CBS Corp                            1,410       43,622       6,277      194,195
Centex Corp                            57        4,165         249       18,193
Central & South West Corp             340        9,116       1,898       50,890
Champion International Corp           142        7,251         801       40,901
Charming Shoppes Inc*                  59          264         951        4,250
Chevron Corp                        1,120       90,860       5,455      442,537
Chrysler Corp                       1,119       43,571       5,550      216,103
Chubb Corp                            315       25,141       1,524      121,634



--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,505  $     83,810       1,295 $     72,115       2,104 $    117,166
     32,351     1,969,367      27,869    1,696,525      46,849    2,851,933
      6,392       496,978       5,552      431,668       9,220      716,855
      3,021        91,385       2,633       79,648       4,308      130,317
      3,398       139,106       2,818      115,362       4,860      198,956
        642        20,945         538       17,552         904       29,493
      2,968        93,678       2,489       78,559       4,187      132,152
     12,864       726,794      11,105      627,404      18,689    1,055,917
      7,545       441,854       6,423      376,147      10,868      636,457
     13,834     1,072,135      11,961      926,978      20,064    1,554,960
      2,944       293,480       2,509      250,116       4,177      416,395
      1,999       236,382       1,927      227,868       2,875      339,969
      1,208        42,129         897       31,283       1,796       62,636
      7,557       145,945       6,282      121,321      10,574      204,210
      4,566        27,396       3,560       21,360       7,316       43,896
      1,150        51,534         975       43,692       1,555       69,683
      4,271       144,680       3,564      120,731       6,010      203,589
      2,752       170,796       2,331      144,668       3,962      245,892
      2,471       157,217       2,130      135,521       3,570      227,141
     19,813     1,208,593      17,090    1,042,490      28,649    1,747,589
      1,075        48,442         892       40,196       1,634       73,632
      1,084       127,912         937      110,566       1,558      183,844
      2,310        24,544       1,752       18,615       3,489       37,071
      1,857        93,546       1,659       83,572       2,734      137,725
      2,084        98,078       1,743       82,030       2,990      140,717
     19,888     1,078,924      17,157      930,767      28,885    1,567,011
      1,147        38,209         996       33,179       1,723       57,397
        557        24,682         459       20,339         829       36,735
      1,355        75,203       1,145       63,548       1,995      110,723
      3,988       132,850       3,351      111,630       5,669      188,849
      1,962        62,293       1,660       52,705       2,840       90,170
      3,129       311,727       2,685      267,493       4,534      451,700
      3,518       157,430       3,054      136,666       5,082      227,419
      3,094        47,957       2,697       41,804       4,826       74,803
      3,024       126,252       2,584      107,882       4,354      181,779
      1,493        97,138       1,311       85,297       2,208      143,658
      7,410       404,771       6,408      350,037      10,759      587,710
     14,074       435,414      12,022      371,931      20,306      628,217
        545        39,819         552       40,331         856       62,542
      4,320       115,830       3,677       98,590       6,078      162,966
      1,932        98,653       1,643       83,896       2,714      138,584
      2,288        10,224       1,620        7,239       3,364       15,033
     13,133     1,065,415      11,261      913,549      18,989    1,540,483
     13,230       515,143      11,346      441,785      19,164      746,198
      3,368       268,809       2,935      234,250       4,867      388,447

                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIGNA Corp                             79 $     15,089         651 $    124,341
Cincinnati Financial Corp             230       31,050         546       73,710
Cincinnati Milacron Inc                61        1,883         362       11,177
Cinergy Corp                          327       11,384       1,427       49,677
Circuit City Stores Inc               147        5,678         884       34,145
Citicorp                              797      105,603       3,816      505,620
Clear Channel Communications
 Inc*                                 404       36,613         842       76,306
Coastal Corp                          212       13,489         904       57,517
Columbia Gas System Inc               141       10,760         451       34,417
Columbia/HCA Healthcare Corp        1,140       30,923       5,759      156,213
Comerica Inc                          143       14,416         888       89,522
Computer Sciences Corp*               141       14,761         666       69,722
Conseco Inc                           358       16,804       1,704       79,981
Consolidated Edison Inc               445       18,913       2,044       86,870
Consolidated Natural Gas Co           142        8,165         851       48,933
Cooper Industries Inc                 233       13,077       1,084       60,840
Cooper Tire & Rubber Co               125        2,883         649       14,968
Coors (Adolph) Co Class B              69        2,156         343       10,719
CoreStates Financial Corp             313       26,429       1,768      149,286
Countrywide Credit
 Industries Inc                     1,304       57,947         945       41,993
Crane Co                               80        3,920         395       19,355
Crown Cork & Seal Co                  185        9,990       1,169       63,126
CSX Corp                              377       21,088       1,913      107,008
Cummins Engine Co Inc                  25        1,447         298       17,247
Cyprus Amax Minerals                  140        2,293         800       13,100
Dana Corp                             152        8,294         891       48,615
Darden Restaurants Inc                160        2,160       1,329       17,941
Data General Corp*                     64        1,320         444        9,158
Deere & Co                            439       24,639       2,249      126,225
Delta Air Lines Inc                   141       15,942         664       75,074
Deluxe Corp                           174        5,927         749       25,513
Digital Equipment Corp*               224       12,754       1,347       76,695
Dillards Inc Class A                  228        8,123         948       33,773
Disney (Walt) Co                    1,123      125,706       5,572      623,716
Dominion Resources Inc                278       11,085       1,645       65,594
Donnelley (R R) & Sons Co             259       10,263       1,300       51,513
Dow Chemical Co                       441       40,352       1,989      181,993
Dow Jones & Co Inc                    204       10,481         888       45,621
Dresser Industries Inc                314       14,032       1,599       71,455
DSC Communications Corp*              226        4,435       1,048       20,567
DTE Energy Co                         238        8,747       1,330       48,877
Duke Power Co                         651       36,171       3,190      177,244
Eastern Enterprises                    39        1,728         200        8,863
Eastman Chemical Co                   124        8,122         646       42,313
Eastman Kodak Co                      593       38,916       2,672      175,350


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,432  $    273,512       1,272 $    242,952       2,160 $    412,560
      1,045       141,075       1,040      140,400       1,595      215,325
        802        24,762         767       23,681       1,215       37,513
      3,186       110,913       2,646       92,114       4,514      157,144
      1,983        76,593       1,673       64,620       2,770      106,991
      9,130     1,209,725       7,850    1,040,125      13,167    1,744,628
      1,998       181,069       2,169      196,566       2,849      258,191
      2,076       132,086       1,810      115,161       3,095      196,919
      1,066        81,349         990       75,549       1,624      123,932
     13,036       353,612      11,167      302,905      18,654      505,990
      2,078       209,488       1,820      183,479       3,046      307,075
      1,576       164,987       1,298      135,884       2,216      231,988
      3,773       177,095       3,254      152,735       5,441      255,387
      4,733       201,152       3,967      168,597       6,753      287,003
      1,925       110,687       1,741      100,107       2,713      155,997
      2,438       136,833       2,050      115,056       3,437      192,902
      1,631        37,615       1,228       28,321       2,207       50,899
        738        23,063         556       17,375       1,159       36,219
      3,988       336,737       3,412      288,101       5,715      482,560
      2,207        98,074       1,876       83,365       3,064      136,156
        915        44,835         862       42,214       1,398       68,502
      2,529       136,566       2,155      116,370       3,737      201,798
      4,343       242,937       3,783      211,612       6,277      351,120
        746        43,175         624       36,114       1,156       66,903
      1,856        30,392       1,445       23,662       2,934       48,044
      2,102       114,690       1,794       97,885       3,057      166,798
      3,179        42,917       2,566       34,641       4,753       64,166
      1,001        20,646         772       15,923       1,522       31,391
      5,040       282,870       4,282      240,327       7,305      409,993
      1,443       163,149       1,275      144,155       2,175      245,911
      1,621        55,215       1,377       46,904       2,299       78,310
      2,928       166,713       2,487      141,604       4,300      244,831
      2,275        81,047       1,878       66,904       3,180      113,288
     13,466     1,507,350      11,568    1,294,893      19,461    2,178,416
      3,704       147,697       3,149      125,566       5,311      211,776
      2,928       116,022       2,433       96,408       4,205      166,623
      4,511       412,757       3,878      354,837       6,497      594,475
      1,930        99,154       1,604       82,406       2,715      139,483
      3,538       158,104       2,927      130,800       5,074      226,744
      2,339        45,903       1,976       38,779       3,337       65,489
      2,943       108,155       2,447       89,927       4,121      151,447
      7,226       401,495       6,149      341,654      10,401      577,906
        426        18,877         282       12,496         686       30,398
      1,615       105,783       1,375       90,062       2,285      149,668
      6,516       427,613       5,591      366,909       9,331      612,347


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Eaton Corp                             86 $      8,261         684 $     65,707
Echlin Inc                            105        5,309         596       30,135
Edison International                  727       20,083       3,533       97,599
EG & G Inc                             25          673         453       12,203
Emerson Electric Co                   755       48,178       3,678      234,702
Engelhard Corp                        270        4,894       1,271       23,037
Enron Corp                            528       24,837       2,723      127,981
Entergy Corp                          440       12,733       2,136       61,810
Exxon Corp                          4,257      271,916      20,508    1,309,948
Fed Home Loan Mortgage Corp         1,193       56,369       5,834      275,657
Federated Department Stores
 Inc*                                 359       16,828       1,903       89,203
First Chicago NBD Corp                547       44,957       2,446      201,031
First Data Corp                       563       19,142       3,700      125,800
First Union Corp of New
 England                            1,500       79,031       5,195      273,712
FirstEnergy Corp                      350       10,128       2,010       58,164
Fleet Financial Group Inc             466       36,727       2,171      171,102
Fleetwood Enterprises Inc              32        1,500         328       15,375
Fluor Corp                            123        5,789         749       35,250
FMC Corp*                             102        7,382         338       24,463
Ford Motor Co                       2,081      117,707       9,992      565,172
Fort James Corp                       576       26,136       1,546       70,150
Fortune Brands Inc                    260       10,319       1,516       60,166
Foster Wheeler Corp                   102        2,729         341        9,122
FPL Group Inc                         341       19,799       1,628       94,526
Freeport-McMoRan Copper &
 Gold Inc Class A                      38          546          28          403
Frontier Corp                         290        8,029       1,500       41,531
Fruit of the Loom Inc Class
 A*                                   117        3,759         655       21,042
FW Woolworth Co*                      187        4,441       1,247       29,616
General Dynamics Corp                  63        5,465         602       52,224
General Instrument Corp*              156        2,603         204        3,404
General Motors Corp Class A         1,211       83,483       5,827      401,699
General Re Corp                       101       21,513         651      138,663
General Signal Corp                   135        5,484         441       17,916
Genuine Parts Co                      359       13,283       1,644       60,828
Georgia-Pacific Corp                  137        8,040         793       46,539
Giant Food Inc Class A                156        5,665         494       17,938
Golden West Financial                  64        5,712         500       44,625
Goodrich (B F) Co                      92        4,560         526       26,070
Goodyear Tire & Rubber Co             247       17,074       1,345       92,973
GPU Inc                               242        9,725       1,073       43,121
Grainger (W W) Inc                     41        3,969         447       43,275
Great Atlantic & Pacific Tea
 Co                                    69        2,100         293        8,918
Great Lakes Chemical Corp              77        3,744         538       26,160
Green Tree Financial Corp             256        5,872       1,199       27,502
Harcourt General Inc                   89        4,806         582       31,428


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,574  $    151,202       1,294 $    124,305       2,219 $    213,163
      1,252        63,304       1,080       54,608       1,781       90,052
      7,587       209,591       6,515      179,977      10,982      303,378
        972        26,183         723       19,476       1,467       39,517
      8,795       561,231       7,666      489,187      12,823      818,268
      2,901        52,581       2,322       42,086       4,126       74,784
      6,385       300,095       5,496      258,312       9,135      429,345
      4,875       141,070       4,234      122,521       7,009      202,823
     49,166     3,140,478      42,426    2,709,961      71,242    4,550,583
     13,847       654,271      11,928      563,598      20,116      950,481
      4,166       195,281       3,622      169,781       6,011      281,766
      5,844       480,304       4,953      407,075       8,377      688,485
      8,548       290,632       7,309      248,506      12,349      419,866
     12,489       658,014      10,787      568,340      18,101      953,696
      4,650       134,559       3,915      113,290       6,620      191,566
      5,078       400,210       4,255      335,347       7,844      618,205
        713        33,422         570       26,719       1,065       49,922
      1,739        81,842       1,386       65,229       2,428      114,268
        728        52,689         581       42,050       1,098       79,468
     23,967     1,355,633      20,643    1,167,620      34,675    1,961,305
      4,164       188,942       3,619      164,212       5,963      270,571
      3,494       138,668       2,894      114,856       4,892      194,151
        732        19,581         583       15,595       1,254       33,545
      3,644       211,580       3,130      181,736       5,289      307,093
         52           747          38          546         236        3,393
      3,337        92,393       2,754       76,251       4,622      127,972
      1,442        46,324       1,151       36,976       2,093       67,238
      2,678        63,602       2,311       54,886       3,809       90,464
      1,301       112,862       1,112       96,466       1,846      160,140
      2,625        43,805       2,343       39,099       5,783       96,504
     14,137       974,569      12,129      836,143      20,415    1,407,359
      1,613       343,569       1,329      283,077       2,274      484,362
      1,061        43,103         799       32,459       1,398       56,794
      3,574       132,238       3,049      112,795       5,151      190,587
      1,889       110,861       1,536       90,144       2,697      158,280
      1,186        43,067         946       34,352       1,700       61,731
      1,102        98,354         997       88,982       1,601      142,889
      1,413        70,032       1,211       60,020       2,053      101,752
      3,108       214,840       2,687      185,739       4,471      309,058
      2,442        98,138       2,081       83,630       3,667      147,368
        956        92,553         885       85,679       1,443      139,700
        732        22,280         612       18,628       1,177       35,825
      1,200        58,350       1,045       50,813       1,712       83,246
      2,715        62,275       2,337       53,605       3,864       88,631
      1,419        76,626       1,211       65,394       2,053      110,862

                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Harland (John H) Co                    55 $        835         248 $      3,767
Harnischfeger Industries Inc          110        3,891         405       14,327
Harrah's Entertainment Inc*           108        2,275         897       18,893
Harris Corp Inc                       104        5,272         692       35,076
Hartford Financial Services
 Group                                236       23,187       1,081      106,208
Hasbro Inc                            198        7,190       1,105       40,125
Helmerich & Payne Inc                  90        2,604         520       15,048
Hercules Inc                           92        4,445         778       37,587
Homestake Mining Co                   222        2,220       1,287       12,870
Honeywell Inc                         184       14,582       1,039       82,341
Household International Inc           145       18,832         960      124,680
Houston Industries Inc                434       11,230       2,518       65,153
Humana Inc*                           257        6,537       1,470       37,393
Huntington Bancshares Inc           1,454       52,162       1,736       62,279
Ikon Office Solutions Inc             194        6,341       1,228       40,140
Inco Ltd                              236        4,174       1,469       25,983
Ingersoll-Rand Co                     272       12,954       1,450       69,056
Inland Steel Industries Inc           102        2,104         432        8,910
International Business
 Machines Corp                      1,680      175,455       8,102      846,153
International Paper Co                522       24,338       2,716      126,634
ITT Industries Inc                    236        8,083       1,081       37,024
JC Penney Co Inc                      456       32,234       2,163      152,897
Jefferson-Pilot Corp                  107        8,975         639       53,596
Johnson Controls Inc                  196       10,890         700       38,894
K Mart Corp*                          804       10,754       4,367       58,409
Kaufman & Broad Home Corp              59        1,527         308        7,970
Kerr--McGee Corp                       43        2,908         448       30,296
KeyCorp                               382       26,764       1,894      132,698
KingWorld Productions                 204        5,444         580       15,479
KLA Instruments Corp*                 404       18,647         736       33,971
Knight-Ridder Inc                     144        8,100         797       44,831
Laidlaw Inc                           495        7,270       2,979       43,754
Lehman Brothers Holdings              500       31,531         800       50,450
Limited Inc                           477       13,833       2,409       69,861
Lincoln National Corp                 144       12,060         936       78,390
Liz Claiborne Inc                      91        4,550         585       29,250
Lockheed Martin Corp                  360       42,008       1,699      198,252
Loews Corp                            155       15,548         983       98,607
Longs Drug Stores Corp                 76        2,408         349       11,059
Louisiana-Pacific Corp                123        2,698         942       20,665
Lowe's Co Inc                         257       15,018       1,590       92,916
LSI Logic Corp*                       128        3,032       1,164       27,572
Mallinckrodt Group Inc                 87        3,377         684       26,548
Manor Care Inc                        161        6,048         601       22,575
Masco Corp                            256       13,920       1,484       80,692


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        620  $      9,416         616 $      9,356       1,015 $     15,415
        998        35,304         854       30,210       1,380       48,818
      2,032        42,799       1,602       33,742       2,818       59,354
      1,570        79,579       1,333       67,566       2,327      117,950
      2,315       227,449       2,043      200,725       3,450      338,962
      2,523        91,616       2,112       76,692       3,561      129,309
        920        26,623         840       24,308       1,620       46,879
      1,916        92,567       1,661       80,247       2,723      131,555
      2,961        29,610       2,296       22,960       4,626       46,260
      2,489       197,253       2,152      170,546       3,672      291,006
      2,172       282,089       1,878      243,905       3,055      396,768
      5,764       149,144       4,880      126,270       8,122      210,157
      3,272        83,232       2,822       71,785       4,615      117,394
      3,826       137,258       3,273      117,419       5,444      195,303
      2,671        87,308       2,225       72,730       3,816      124,735
      3,405        60,226       2,750       48,641       5,033       89,021
      3,307       157,496       2,962      141,065       4,717      224,647
        996        20,543         751       15,489       1,488       30,690
     19,410     2,027,132      16,748    1,749,119      28,083    2,932,918
      6,088       283,853       5,233      243,989       8,764      408,622
      2,416        82,748       1,944       66,582       3,542      121,313
      4,961       350,681       4,357      307,985       7,225      510,717
      1,417       118,851       1,168       97,966       2,013      168,840
      1,681        93,401       1,535       85,288       2,450      136,128
      9,817       131,302       8,137      108,832      13,826      184,923
        734        18,992         647       16,741       1,189       30,765
        962        65,055         784       53,018       1,374       92,917
      4,337       303,861       3,806      266,658       6,337      443,986
      1,398        37,309       1,168       31,171       2,224       59,353
      1,684        77,727       1,660       76,619       2,528      116,683
      1,724        96,975       1,481       83,306       2,403      135,169
      6,633        97,422       5,452       80,076       9,312      136,770
      2,000       126,125       2,100      132,431       2,900      182,881
      5,517       159,993       4,667      135,343       7,826      226,954
      2,079       174,116       1,770      148,238       2,951      247,146
      1,399        69,950       1,114       55,700       2,028      101,400
      3,890       453,914       3,368      393,003       5,597      653,100
      2,282       228,913       2,012      201,829       3,313      332,335
        794        25,160         671       21,262       1,256       39,800
      2,221        48,723       1,774       38,917       3,116       68,357
      3,499       204,473       2,992      174,845       5,009      292,713
      2,742        64,951       2,341       55,452       4,060       96,171
      1,443        56,006       1,205       46,769       2,092       81,196
      1,299        48,794       1,012       38,013       1,837       69,002
      3,264       177,480       2,817      153,174       4,721      256,704


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
May Department Stores Co              394 $     23,936       2,018 $    122,594
Maytag Corp                           216        9,720         879       39,555
MBIA Inc                              204       14,930         764       55,915
McDermott International Inc           146        5,749         456       17,955
McDonald's Corp                     1,269       69,478       5,690      311,527
McGraw-Hill Inc                       176       13,310         840       63,525
MCI Communications Corp             1,194       57,088       5,797      277,169
Mead Corp                             112        3,829         975       33,333
Mellon Bank Corp                      437       27,231       2,273      141,636
Mercantile Stores Co Inc              102        6,713         340       22,376
Meredith Corp                         102        4,380         434       18,635
Merrill Lynch & Co                    530       37,928       2,774      198,514
Micron Technology Inc*                335       11,118       1,912       63,455
Mirage Resorts Inc*                 1,597       36,531       1,576       36,051
Mobil Corp                          1,329       96,269       6,520      472,293
Moore Corp Ltd                        104        1,632         783       12,283
Morgan (J P) & Co Inc                 346       41,347       1,584      189,288
Morton International Inc              238        7,869       1,272       42,056
Motorola Inc                        1,026       57,200       5,001      278,806
NACCO Industries Inc Class A           18        2,341          48        6,243
Nalco Chemical Co                      74        2,979         639       25,720
National City Corp                    332       21,663       1,900      123,975
National Semiconductor*               266        6,351       1,312       31,324
National Service Industries
 Inc                                   39        2,162         442       24,503
NationsBank Corp                    1,662      113,847       7,797      534,095
Navistar International Corp*          134        4,070         681       20,685
New York Times Co Class A             216       14,135         899       58,828
Newmont Mining Corp                   164        4,746       1,336       38,661
Niagara Mohawk Power Corp*            131        1,678       1,197       15,337
NICOR Inc                              44        1,810         450       18,506
Nike Inc Class B                      383       16,804       2,411      105,783
Nordstrom Inc                         122        6,996         645       36,987
Norfolk Southern Corp                 692       23,831       3,300      113,644
Northern States Power Co              170        9,339         640       35,160
Northern Trust Corp                   534       40,617         920       69,978
Northrop Grumman Corp                 139       19,321         554       77,006
Norwest Corp                        1,247       51,049       6,618      270,924
Novell Inc*                           535        5,626       3,146       33,082
Nucor Corp                            131        6,747         734       37,801
Occidental Petroleum Corp             600       15,338       2,960       75,665
ONEOK Inc                              49        1,715         240        8,400
P P & L Resources Inc                 257        5,750       1,470       32,891
PACCAR Inc                            103        6,521         687       43,496
Pacific Enterprises Co                152        5,520         704       25,564
PacifiCorp                            507       12,263       2,593       62,718


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      4,585  $    278,539       3,934 $    238,991       6,697 $    406,843
      1,899        85,455       1,639       73,755       2,664      119,880
      1,767       129,322       1,510      110,513       2,805      205,291
      1,093        43,037         947       37,288       1,593       62,724
     13,681       749,035      11,787      645,338      19,844    1,086,459
      1,965       148,603       1,737      131,361       2,890      218,556
     13,902       664,689      11,959      571,790      20,099      960,983
      2,111        72,170       1,940       66,324       3,012      102,973
      5,056       315,052       4,332      269,938       7,361      458,682
        730        48,043         585       38,500       1,100       72,394
      1,126        48,348         908       38,987       1,646       70,675
      6,638       475,032       5,694      407,477       9,612      687,859
      4,211       139,753       3,635      120,637       6,077      201,680
      3,580        81,893       3,029       69,288       5,074      116,068
     15,626     1,131,908      13,473      975,950      22,665    1,641,796
      1,808        28,363       1,336       20,959       2,824       44,302
      3,572       426,854       3,030      362,085       5,097      609,091
      2,676        88,475       2,344       77,499       3,814      126,100
     11,857       661,028      10,208      569,096      17,199      958,844
        152        19,770         149       19,379         269       34,987
      1,388        55,867       1,152       46,368       1,899       76,435
      4,274       278,878       3,683      240,316       6,145      400,961
      3,284        78,406       2,844       67,900       4,646      110,923
        871        48,286         774       42,909       1,319       73,122
     18,748     1,284,238      16,166    1,107,371      27,102    1,856,487
      1,512        45,927       1,259       38,242       2,284       69,377
      1,876       122,761       1,727      113,011       2,733      178,841
      3,105        89,851       2,693       77,929       4,461      129,090
      3,027        38,783       2,486       31,852       4,509       57,772
      1,009        41,495         801       32,941       1,509       62,058
      5,819       255,309       4,986      218,761       8,402      368,638
      1,503        86,188       1,263       72,425       2,176      124,780
      7,546       259,865       6,643      228,768      10,857      373,888
      1,547        84,988       1,243       68,287       2,174      119,434
      2,256       171,597       1,976      150,299       3,630      276,107
      1,368       190,152       1,184      164,576       1,973      274,247
     15,085       617,542      12,908      528,421      21,786      891,864
      7,045        74,082       5,717       60,118       9,883      103,926
      1,781        91,721       1,460       75,190       2,537      130,656
      6,727       171,959       5,779      147,726       9,785      250,129
        603        21,105         507       17,745         920       32,200
      3,282        73,435       2,923       65,402       4,727      105,767
      1,563        98,957       1,328       84,079       2,218      140,427
      1,695        61,550       1,436       52,145       2,370       86,061
      6,005       145,246       5,016      121,324       8,574      207,384



                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pall Corp                             183 $      3,832       1,087 $     22,759
Parker-Hannifin Corp                  158        7,367         987       46,019
Peco Energy Co                        322        6,360       1,988       39,263
Pennzoil                              132        8,836         438       29,319
Peoples Energy Corp                    63        2,276         360       13,005
PG & E Corp                         1,056       31,878       3,920      118,335
Pharmacia & Upjohn Inc                837       33,114       4,470      176,844
Phelps Dodge Corp                      76        4,826         540       34,290
Phillips Petroleum Co                 419       20,531       2,379      116,571
Placer Dome Inc                       353        4,545       2,124       27,347
PNC Bank Corp                         519       28,805       2,725      151,237
Polaroid Corp                          34        1,558         437       20,020
Potlatch Corp                         102        4,418         245       10,612
PPG Industries Inc                    305       19,768       1,564      101,367
Praxair Inc                           218       10,423       1,291       61,726
Progressive Corp                       85        9,849         650       75,319
Providian Financial Corp              156        8,847         788       44,719
Public Service Ent Group Inc          388       12,513       2,035       65,629
Pulte Corp                             50        2,275         237       10,784
Raytheon Co Class A                   358       20,776         971       56,341
Raytheon Co Class B                   384       22,584       2,073      121,918
Republic New York Corp                102       12,342         491       59,411
Reynolds Metals Co                    159        9,908         606       37,761
Rite Aid Corp                         218        7,058       1,978       64,038
Rockwell International Corp           320       19,360       1,879      113,680
Rohm & Haas Co                         71        7,238         535       54,537
Rubbermaid Inc                        162        4,698       1,229       35,641
Russell Corp                           75        2,034         298        8,083
Ryder System                          139        5,100         687       25,204
Safeco Corp                           276       14,473       1,208       63,345
Safety Kleen                           78        2,091         491       13,165
Scientific Atlanta Inc                 85        1,488         684       11,970
Seagate Technology Inc*               397        9,652       2,179       52,977
Seagrams Co Ltd                       644       24,472       3,275      124,450
Sears Roebuck & Co                    708       37,568       3,505      185,984
Service Corp International            409       15,491       2,218       84,007
Sherwin Williams Co                   261        8,727       1,519       50,792
Sigma Aldrich Corp                    228        9,006         898       35,471
Silicon Graphics*                     284        4,278       1,549       23,332
Snap-On Inc                           138        5,865         577       24,523
Sonat Inc                             132        5,693         736       31,740
Southern Co                         1,215       29,995       6,070      149,853
Springs Indust Inc                     33        1,846         195       10,908
Sprint Corp                           695       45,870       3,523      232,518
St Jude Medical Inc*                  152        5,548         796       29,054


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      2,550  $     53,391       2,123 $     44,450       3,843 $     80,463
      2,208       102,948       1,938       90,359       3,209      149,620
      4,507        89,013       3,730       73,668       6,287      124,168
        932        62,386         887       59,374       1,384       92,641
        674        24,348         582       21,025       1,141       41,219
      8,784       265,167       7,826      236,247      12,672      382,536
     10,084       398,948       8,754      346,330      14,658      579,907
      1,195        75,883       1,038       65,913       1,712      108,712
      5,246       257,054       4,475      219,275       7,604      372,596
      4,869        62,688       4,118       53,019       6,778       87,267
      6,122       339,771       5,191      288,100       8,770      486,735
        906        41,506         747       34,222       1,402       64,229
        540        23,389         432       18,711         865       37,465
      3,543       229,631       3,091      200,335       5,121      331,905
      3,140       150,131       2,692      128,711       4,500      215,156
      1,469       170,220       1,348      156,200       2,061      238,818
      1,902       107,938       1,696       96,248       2,697      153,055
      4,644       149,769       4,016      129,516       6,664      214,914
        393        17,881         321       14,606         633       28,802
      2,120       122,960       1,785      103,549       3,141      182,178
      6,800       399,925       5,823      342,465       9,751      573,481
      1,090       131,890         902      109,142       1,599      193,479
      1,504        93,718       1,306       81,380       2,154      134,221
      5,032       162,911       4,204      136,105       7,206      233,294
      4,164       251,922       3,548      214,654       6,051      366,085
      1,260       128,441       1,033      105,301       1,772      180,633
      3,051        88,479       2,510       72,790       4,226      122,554
        752        20,398         721       19,557       1,106       30,000
      1,567        57,489       1,303       47,804       2,160       79,245
      2,807       147,192       2,498      130,989       4,023      210,956
      1,136        30,459       1,016       27,242       1,831       49,094
      1,559        27,283       1,265       22,137       2,454       42,945
      4,913       119,447       4,238      103,036       6,966      169,361
      7,186       273,068       6,140      233,320      10,329      392,502
      7,787       413,198       6,726      356,898      11,275      598,280
      5,112       193,617       4,446      168,392       7,309      276,828
      3,462       115,761       2,918       97,571       4,970      166,184
      2,049        80,935       1,719       67,901       2,869      113,325
      3,639        54,812       3,078       46,362       5,561       83,763
      1,261        53,592       1,087       46,198       1,708       72,590
      1,760        75,900       1,474       63,566       3,126      134,809
     13,855       342,045      11,851      292,572      19,965      492,886
        403        22,543         319       17,844         650       36,359
      8,530       562,980       7,339      484,374      12,381      817,146
      1,835        66,977       1,534       55,991       2,735       99,827


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
St Paul Cos                          127 $     11,255         755 $     66,912
Stone Container Corp*                 87          979         850        9,562
Summit BanCorp                       704       34,980       1,655       82,233
Sun Co Inc                           115        4,593         658       26,279
Sunamerica Inc                       909       41,189       1,633       73,995
Suntrust Banks Inc                   339       25,001       1,872      138,060
Supervalu Inc                         78        3,715         543       25,860
Tandy Corp                           226       10,057         895       39,828
Temple Inland Inc                    149        8,884         485       28,918
Tenet Healthcare Corp*               524       19,552       2,682      100,072
Tenneco Inc                          278       11,433       1,540       63,332
Texaco Inc                           942       52,575       4,786      267,119
Texas Utilities Co                   451       18,237       2,164       87,507
Textron Inc                          267       20,008       1,469      110,083
The Pep Boys                          59        1,512         599       15,349
Thermo Electron Corp*                239        9,799       1,336       54,776
Thomas & Betts Corp                   68        3,855         454       25,736
Time Warner Inc                      987       66,623       4,698      317,115
Times Mirror Co                      152        9,358         859       52,882
Timken Co                            102        3,290         600       19,350
Torchmark Corp                       262       12,199       1,197       55,735
Toys "R" Us Inc Holding Co*          471       12,364       2,521       66,176
Transamerica Corp                     76        8,849         542       63,109
Travelers Property Casualty        1,873      104,420       9,565      533,249
Tricon Global Restaurants
 Inc*                                226        6,413       1,275       36,178
TRW Inc                              231       12,662       1,060       58,101
Unicom Corp                          408       13,082       1,944       62,330
Union Camp Corp                       75        4,481         644       38,479
Union Carbide Corp                   245       11,377       1,071       49,735
Union Pacific Corp                   468       23,868       2,239      114,189
Union Pacific Resources
 Group                               332        7,429       2,058       46,048
Unisys Corp*                         280        5,005       1,592       28,457
United Healthcare Corp               297       18,024       1,639       99,467
United States Surgical Corp          152        4,655         699       21,407
United Technologies                  406       36,261       2,001      178,714
Unocal Corp                          384       14,472       2,091       78,805
Unum Corp                            272       13,991       1,256       64,606
USF & G Corp                         179        4,374       1,002       24,486
USX-Marathon Group                   515       17,800       2,520       87,098
USX-US Steel Group Inc               136        4,777         790       27,749
U.S. West Inc                        864       44,982       4,241      220,797
U.S. West Media Group*             1,020       32,831       5,340      171,881
VF Corp                              130        6,199       1,211       57,750
Viacom Inc*                          587       28,176       3,110      149,280
Wachovia Corp                        612       48,654       1,744      138,648


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,627  $    144,193       1,456 $    129,038       2,409 $    213,498
      2,014        22,657       1,479       16,639       3,054       34,358
      3,058       151,920       2,971      147,622       5,018      249,307
      1,413        56,432       1,226       48,963       1,987       79,356
      3,897       176,583       3,290      149,078       5,599      253,705
      4,154       306,357       3,576      263,730       6,043      445,671
      1,194        56,864       1,044       49,721       1,718       81,820
      2,122        94,429       1,717       76,406       2,958      131,631
      1,141        68,032         959       57,180       1,635       97,487
      6,083       226,972       5,254      196,040       8,820      329,096
      3,453       142,005       2,847      117,083       4,842      199,127
     10,972       612,375       9,433      526,479      15,803      882,005
      4,958       200,489       4,236      171,293       7,086      286,540
      3,286       246,245       2,844      213,122       4,768      357,302
      1,272        32,595       1,009       25,856       1,960       50,225
      3,066       125,706       2,546      104,386       4,371      179,211
      1,110        62,923         973       55,157       1,554       88,092
     11,119       750,533       9,587      647,123      16,146    1,089,855
      1,774       109,212       1,639      100,901       2,521      155,199
      1,240        39,990       1,078       34,766       1,784       57,534
      2,806       130,654       2,418      112,588       4,044      188,299
      5,770       151,463       4,917      129,071       8,113      212,966
      1,299       151,252       1,044      121,561       1,787      208,074
     22,913     1,277,400      19,704    1,098,506      33,141    1,847,611
      3,075        87,253       2,587       73,406       4,267      121,076
      2,460       134,839       2,140      117,299       3,503      192,008
      4,387       140,658       3,684      118,118       6,157      197,409
      1,374        82,097       1,151       68,772       2,001      119,560
      2,504       116,279       2,179      101,187       3,554      165,039
      4,905       250,155       4,258      217,158       7,135      363,885
      5,133       114,851       4,322       96,705       7,193      160,943
      3,511        62,759       3,000       53,625       4,991       89,214
      3,729       226,304       3,247      197,052       5,462      331,475
      1,465        44,866       1,276       39,078       2,342       71,724
      4,657       415,928       4,040      360,823       6,710      599,287
      4,985       187,872       4,166      157,006       7,044      265,471
      2,774       142,688       2,391      122,987       3,959      203,641
      2,206        53,909       1,858       45,405       3,192       78,005
      5,839       201,810       5,066      175,094       8,357      288,839
      1,764        61,961       1,494       52,477       2,492       87,531
      9,630       501,362       8,302      432,223      13,923      724,866
     12,084       388,954      10,397      334,653      17,485      562,798
      2,454       117,025       2,031       96,853       3,491      166,477
      7,102       340,896       6,039      289,872      10,180      488,640
      4,095       325,552       3,538      281,271       5,928      471,276


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Waste Management Inc                  741 $     18,525       3,993 $     99,825
Wells Fargo & Co                      156       50,232         674      217,028
Wendy's International Inc             211        4,576       1,170       25,374
Western Atlas Inc*                    134       10,176         445       33,792
Westvaco Corp                         206        6,695         932       30,290
Weyerhaeuser Co                       369       18,427       1,719       85,843
Whirlpool Corp                         83        5,545         705       47,103
Willamette Industries Inc             219        8,089       1,020       37,676
Williams Co Inc                       588       19,220       2,896       94,663
Winn Dixie                            166        8,954       1,209       65,210
Worldcom Inc*                       1,544       58,962       8,091      308,975
Worthington Indust                    137        2,346         897       15,361
                                          ------------             ------------
TOTAL LARGE CAP VALUE STOCKS
                     - VALUE              $  6,813,641             $ 32,750,464
                     -  COST              $  5,421,410             $ 24,333,200
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            1.89%                    2.41%
Accustaff Inc*                        --  $        --          900 $     25,425
Adaptec Inc*                          500       13,219       1,100       29,081
ADC Telecommunications*               672       17,346       1,260       32,524
Adtran Inc*                           100        2,988         200        5,975
Advanced Fibre
 Communication*                       --           --          500       14,969
Agouron Pharmaceuticals Inc*          --           --          300       11,063
Airgas Inc*                           400        7,175         500        8,969
Altera Corp*                          420       18,113         820       35,363
America Online Inc*                   400       48,450         900      109,013
American Power Conversion*            300        8,700         780       22,620
Analog Devices Inc*                   801       25,832       1,526       49,214
Apollo Group Inc*                     --           --          300       12,713
Ascend Communications Inc*            750       28,078       1,800       67,388
At Home Corp*                         --           --          200        6,825
Atmel Corp*                           662       10,758       1,060       17,225
AVX Corp                              300        6,769         200        4,513
Bed Bath & Beyond Inc*                200        8,637         400       17,275
Betzdearborn Inc                       96        6,162         240       15,405
Biogen Inc*                           418       18,444         660       29,123
BMC Software Inc*                     512       39,168         980       74,970
Boston Properties Inc                 --           --          400       13,600
Cadence Design Systems Inc*           964       33,680       1,924       67,220
Callaway Golf Co                      296        9,546         680       21,930
Cambridge Technology
 Partners Inc*                        --           --          400       18,200
Camco International Inc               --           --          300       17,550
Catellus Development Corp*            --           --          700       12,688
CDW Computer Centers Inc*             --           --          100        6,850
Centocor Inc*                         346       12,478         640       23,080


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      9,156  $    228,900       7,864 $    196,600      13,148 $    328,700
      1,775       571,550       1,624      522,928       2,473      796,306
      2,634        57,125       2,263       49,079       3,751       81,350
      1,078        81,861         931       70,698       1,593      120,968
      2,103        68,348       1,707       55,477       2,874       93,405
      3,999       199,700       3,441      171,835       5,792      289,238
      1,460        97,546       1,298       86,723       2,149      143,580
      2,262        83,553       1,858       68,630       3,176      117,313
      6,392       208,939       5,504      179,912       9,184      300,202
      2,958       159,547       2,505      135,113       4,266      230,097
     18,375       701,695      15,480      591,142      29,421    1,123,514
      1,935        33,137       1,489       25,499       2,792       47,813
             ------------             ------------             ------------
             $ 76,367,777             $ 65,662,817             $110,593,452
             $ 55,492,283             $ 47,052,490             $ 88,743,056
                    3.08%                    3.88%                    4.93%
      1,600  $     45,200       1,600 $     45,200       3,400 $     96,050
      2,400        63,450       2,000       52,875       4,300      113,681
      2,896        74,753       2,316       59,782       5,020      129,579
        200         5,975         300        8,963         700       20,912
        900        26,944         900       26,944       1,900       56,881
        500        18,438         500       18,438       1,100       40,563
        600        10,762         900       16,144       2,100       37,669
      1,836        79,178       1,596       68,828       3,380      145,762
      1,900       230,137       1,700      205,913       3,800      460,275
      1,494        43,326       1,409       40,861       3,060       88,740
      3,138       101,201       2,861       92,267       6,229      200,885
        600        25,425         500       21,188       1,000       42,375
      3,500       131,031       3,210      120,174       7,060      264,309
        --            --          300       10,238         600       20,475
      1,866        30,323       1,888       30,680       3,926       63,797
        400         9,025         400        9,025         900       20,306
        800        34,550         800       34,550       1,700       73,419
        527        33,827         507       32,543       1,105       70,927
      1,282        56,568       1,222       53,921       2,590      114,284
      2,132       163,098       1,852      141,678       4,080      312,120
        700        23,800         600       20,400       1,500       51,000
      3,850       134,509       3,490      121,932       7,730      270,067
      1,458        47,021       1,256       40,506       2,616       84,366
        700        31,850         600       27,300       1,400       63,700
        600        35,100         600       35,100       1,300       76,050
      1,400        25,375       1,300       23,563       2,800       50,750
        --            --          100        6,850         300       20,550
      1,381        49,802       1,266       45,655       2,620       94,484


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Central Newspapers Class A            --  $        --          200 $     14,288
Chancellor Media Corp*                --           --          800       35,800
Chiron Corp*                          496        9,517         892       17,115
CIENA Corp*                           --           --          500       20,969
Cintas Corp                           420       17,850         600       25,500
Citrix Systems Inc*                   --           --          350       14,722
Coca-Cola Co                        1,036       34,253       2,130       70,423
Cognex Corp*                          --           --          300        7,219
Coltec Industries*                    200        5,213         500       13,031
Comair Holdings Inc                   --           --          600       15,975
CompUSA Inc*                          --           --          900       31,500
Compuware Corp*                       600       25,275       1,500       63,188
Concord EFS Inc*                      --           --          600       18,675
ContiFinancial Corp*                  --           --          100        2,713
Cooper Cameron Corp*                  --           --          500       26,813
Corporate Express Inc*                650        6,581       1,050       10,631
Corrections Corp Of America*          400       15,300         700       26,775
Crompton & Knowles Corp               450       13,556         740       22,293
Cytec Industries Inc*                 100        4,888         300       14,663
Danaher Corp                          200       14,388         280       20,143
Dentsply International Inc            400       12,400         400       12,400
Dial Corp                             136        3,222       1,080       25,583
Diamond Offshore Driling Inc          400       18,125         600       27,188
Diebold Inc                           366       18,803         635       32,623
Dole Food Co                          246       13,361         410       22,268
Dollar General Corp                   412       19,004         993       45,802
Dollar Tree Stores Inc*               --           --          200        8,675
Dura Pharmaceuticals Inc*             --           --          500       12,563
Electronic Arts Inc*                  300       13,238         600       26,475
Electronic Data Systems Corp        1,488       65,193       3,330      145,896
Electronics for Imaging Inc*          400        8,825         500       11,031
Ensco International Inc               700       20,388       1,300       37,863
Estee Lauder Co Class A               200       11,700         200       11,700
Etec Systems Inc*                     --           --          200       10,488
EVI Inc*                              --           --          300       14,719
Excel Communications Inc*             400        8,425         600       12,638
Fastenal Co                           100        4,388         300       13,163
Federal Signal Corp                   498       11,703         490       11,515
First Health Group Corp*              284       14,147         290       14,446
First Tennessee National
 Corp                                 616       19,635       1,280       40,800
Firstplus Financial Group*            --           --          300        9,900
Flowers Industries Inc                509       12,948         720       18,315
Flowserve Corp                        --           --          400       12,675
FORE Systems Inc*                     400        6,425         900       14,456
Foundation Health Systems*            491       13,595         926       25,639


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        400  $     28,575         300 $     21,431         700 $     50,006
      1,400        62,650       1,400       62,650       3,800      170,050
      1,624        31,160       1,600       30,700       3,252       62,398
      1,000        41,938         900       37,744       1,900       79,681
      1,140        48,450       1,030       43,775       2,380      101,150
        750        31,547         750       31,547       1,500       63,094
      4,264       140,979       3,844      127,092       8,465      279,874
        700        16,844         600       14,438       1,300       31,281
        700        18,244         900       23,456       1,800       46,913
      1,200        31,950       1,000       26,625       2,100       55,913
      1,900        66,500       1,600       56,000       3,400      119,000
      2,900       122,163       2,700      113,738       6,700      282,238
      1,100        34,238       1,000       31,125       2,200       68,475
        --            --          200        5,425         300        8,138
        800        42,900         800       42,900       1,800       96,525
      1,950        19,744       1,850       18,731       3,900       39,488
      1,400        53,550       1,300       49,725       2,900      110,925
      1,585        47,748       1,270       38,259       2,830       85,254
        600        29,325         600       29,325       1,300       63,538
        662        47,623         622       44,745       1,280       92,080
        600        18,600         800       24,800       1,600       49,600
      1,641        38,871       1,828       43,301       3,908       92,571
      1,400        63,438       1,200       54,375       2,500      113,281
      1,509        77,525       1,191       61,188       2,655      136,401
      1,008        54,747         868       47,143       1,825       99,120
      2,165        99,861       1,856       85,608       3,957      182,517
        500        21,688         400       17,350         900       39,038
      1,000        25,125         800       20,100       1,700       42,713
      1,000        44,125       1,000       44,125       2,200       97,075
      6,691       293,149       6,476      283,730      13,400      587,088
      1,000        22,063       1,000       22,063       2,000       44,125
      2,900        84,463       2,400       69,900       5,200      151,450
        400        23,400         400       23,400         800       46,800
        400        20,975         300       15,731         700       36,706
        600        29,438         600       29,438       1,300       63,781
      1,300        27,381       1,100       23,169       2,300       48,444
        600        26,325         500       21,937       1,100       48,263
        807        18,965         802       18,847       1,780       41,830
        816        40,647         596       29,688       1,265       63,013
      2,640        84,150       2,400       76,500       5,360      170,850
        500        16,500         500       16,500       1,200       39,600
      1,318        33,527       1,336       33,985       2,815       71,607
        900        28,519         800       25,350       1,600       50,700
      1,800        28,913       1,500       24,094       3,200       51,400
      1,954        54,101       1,713       47,429       3,541       98,041


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Franklin Resources Inc                788 $     40,188       1,600 $     81,600
Galileo International Inc             --           --          400       15,800
Gartner Group Inc Class A*            200        7,975         500       19,938
Gateway 2000 Inc*                     400       17,600         700       30,800
General Nutrition Co Inc*             400       15,900         800       31,800
Global Marine Inc*                    700       16,231       1,400       32,463
GTech Holdings Corp*                  100        3,531         300       10,594
Gulfstream Aerospace Corp*            --           --          400       16,200
Harley-Davidson Inc                   736       21,344       1,500       43,500
Health Care & Retirement
 Corp*                                150        6,581         400       17,550
Health Management Associates
 Inc Class A*                         575       15,992       1,375       38,242
Hearst-Argyle Television
 Inc*                                 --           --          500       17,563
HON Industries Inc                    153       10,060         270       17,753
Hubbell Inc Class B                   332       16,725         566       28,512
I2 Technologies Inc*                  --           --          100        5,656
ICN Pharmaceuticals Inc               200       11,550         404       23,331
Illinois Central Corp                 411       15,952         590       22,899
Immunex Corp*                         --           --          200       11,825
Informix Corp*                      1,390       10,859       1,320       10,313
International Game
 Technology                           497       12,052       1,100       26,675
Interstate Bakeries Corp              --           --          400       13,400
Intuit Inc*                           200        9,300         400       18,600
Iomega Corp*                        1,200       10,950       2,400       21,900
Jabil Circuit Inc*                    --           --          100        5,263
JD Edwards & Co*                      --           --          --           --
Jefferson Smurfit Corp*               700       10,456         600        8,963
Jones Apparel Group Inc*              200       11,000         300       16,500
Keane Inc*                            --           --          700       32,550
Knoll Inc*                            --           --          100        3,563
Kohls Corp*                           286       22,934         620       49,716
La Quinta Inns Inc                    400        8,500         650       13,812
Lancaster Colony Corp                 207        9,108         290       12,760
Lattice Semiconductor Corp*           --           --          200       10,713
Leggett & Platt Inc                   458       22,986         900       45,169
Lexmark International Group
 Class A*                             --           --          500       21,375
LIN Television Corp*                  200       11,025         100        5,513
Lincare Holdings Inc*                 --           --          100        6,491
Linear Technology Corp                386       29,240         720       54,540
Lyondell PetroChemical                176        4,796         380       10,355
Manpower Inc                          400       16,875         800       33,750
Maxim Integrated Products
 Inc*                                 600       24,225       1,200       48,450
McCormick & Co Inc                    288        8,262         600       17,213
Medpartners Inc*                      710        8,520       1,489       17,868
Meritor Automotive Inc                 70        1,750         730       18,250
Microchip Technology Inc*             400        9,675         500       12,094


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      3,188  $    162,588       2,939 $    149,889       6,395 $    326,145
        800        31,600         600       23,700       1,400       55,300
      1,000        39,875         800       31,900       1,800       71,775
      1,400        61,600       1,200       52,800       2,600      114,400
      1,600        63,600       1,500       59,625       3,200      127,200
      3,115        72,229       2,600       60,288       5,800      134,488
        500        17,656         600       21,188       1,300       45,906
        900        36,450         700       28,350       1,600       64,800
      3,018        87,522       2,788       80,852       5,980      173,420
        750        32,906         700       30,712       1,550       68,006
      3,075        85,523       2,600       72,313       5,587      155,389
        --            --          900       31,613       1,900       66,738
        484        31,823         454       29,850         935       61,476
      1,008        50,778       1,034       52,088       2,202      110,926
        --            --          100        5,656         200       11,313
        708        40,887         707       40,829       1,640       94,710
      1,135        44,052       1,015       39,395       2,202       85,465
        400        23,650         300       17,738         700       41,388
      3,118        24,359       2,138       16,703       5,180       40,469
      2,172        52,671       2,017       48,912       4,345      105,366
        800        26,800         700       23,450       1,600       53,600
        800        37,200         700       32,550       1,500       69,750
      4,400        40,150       4,100       37,413       8,800       80,300
        300        15,788         200       10,525         500       26,313
        --            --          --           --          900       29,700
      1,400        20,913       1,100       16,431       2,300       34,356
        600        33,000         600       33,000       1,400       77,000
      1,200        55,800       1,200       55,800       2,700      125,550
        --            --          200        7,125         400       14,250
      1,304       104,565       1,208       96,867       2,558      205,120
      1,500        31,875       1,100       23,375       2,400       51,000
        705        31,020         660       29,040       1,292       56,848
        500        26,781         400       21,425         900       48,206
      1,874        94,051       1,584       79,497       3,430      172,143
      1,000        42,750       1,000       42,750       2,100       89,775
        300        16,538         200       11,025         400       22,050
        300        19,472         300       19,472         600       38,944
      1,500       113,625       1,410      106,808       3,050      231,038
        817        22,263         692       18,857       1,545       42,101
      1,700        71,719       1,400       59,062       3,100      130,781
      2,400        96,900       2,200       88,825       4,800      193,800
      1,355        38,872       1,005       28,831       2,155       61,822
      3,020        36,240       2,552       30,624       5,362       64,344
      1,418        35,450       1,232       30,800       4,310      107,750
      1,100        26,606         950       22,978       2,000       48,375


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Micron Electronics Inc*             --  $        --          200 $      2,575
Miller (Herman) Inc                 238       14,577         420       25,725
Molex Inc                           316        9,559         396       11,979
Molex Inc Class A                   312        8,853         678       19,238
Money Store Inc                     400        9,975         400        9,975
Morrison Restaurants Inc             96          270          50          141
Mylan Laboratories                  603       12,286       1,270       25,876
Nabors Industries Inc*              600       13,725         900       20,588
Netscape Communications
 Corp*                              201        3,894         505        9,784
Network Associates Inc*             350       22,619         650       42,006
Newmont Gold Co                     100        2,925         100        2,925
Nine West Group Inc*                200        5,500         300        8,250
Noble Affiliates Inc                338       13,182         530       20,670
Noble Drilling Corp*                --           --        1,200       34,050
Northwest Airlines Corp
 Class A*                           400       23,550         700       41,213
Novellus System Inc*                200        9,587         300       14,381
Omnicare Inc                        300       11,100         800       29,600
Oxford Health Plans Inc*            500        8,594         700       12,031
Pacific Century Financial
 Corp                               748       16,129       1,820       39,244
Pairgain Technologies Inc*          --           --          500       10,063
Paychex Inc                         485       25,038         927       47,856
Peoplesoft*                         600       26,813       1,500       67,031
Pittston Brink's Group              323       12,476         420       16,223
Planet Hollywood
 International*                     --           --          200        2,013
Platinum Technology Inc*            --           --          600       15,225
Pogo Producing Co                   300        8,419         300        8,419
Primedia Inc*                       --           --          200        2,763
Promus Hotel Corp*                  441       21,278         818       39,469
Qualcom Inc*                        300       15,300         600       30,600
Quantum Corp*                       500       12,563       1,100       27,638
Quintiles Transnational
 Corp*                              200        9,775         500       24,438
Qwest Communications
 International Inc*                 --           --          300       10,538
Rambus Inc*                         --           --          100        4,475
Rational Software Corp*             --           --          900       12,150
Readers Digest Association
 Inc                                300        7,969         800       21,250
Republic Industries Inc*          1,500       35,438       3,200       75,600
Reynolds & Reynolds Inc             346        7,353         620       13,175
Robert Half International
 Inc*                               300       13,575         650       29,413
Ross Stores Inc                     --           --          500       19,688
Rouse Co                            400       13,300         600       19,950
RP Scherer Corp*                    200       12,163         200       12,163
R&B Falcon Corp*                    472       12,508       1,026       27,189
Safeway Inc*                        998       34,805       2,054       71,633
Sanmina Corp*                       --           --          100        7,969
SCI Sys Inc*                        200        9,000         500       22,500


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        400  $      5,150         300 $      3,863         500 $      6,438
        848        51,940         858       52,552       1,820      111,475
        840        25,410         718       21,720       1,583       47,886
      1,445        41,002       1,288       36,547       2,676       75,932
        700        17,456         700       17,456       1,400       34,913
        160           450          99          278         193          543
      2,765        56,337       2,227       45,375       4,652       94,785
      1,885        43,119       1,629       37,263       3,400       77,775
      1,516        29,373         920       17,825       2,045       39,622
        900        58,163       1,275       82,397       2,750      177,719
        200         5,850         200        5,850         300        8,775
        300         8,250         400       11,000       1,000       27,500
        873        34,047         858       33,462       1,920       74,880
      2,700        76,613       2,200       62,425       4,800      136,200
      1,500        88,313       1,300       76,538       2,800      164,850
        800        38,350         600       28,763       1,300       62,319
      1,600        59,200       1,400       51,800       3,000      111,000
      1,400        24,063       1,300       22,344       2,600       44,688
      3,314        71,458       2,854       61,539       3,070       66,197
      1,100        22,138         900       18,113       1,800       36,225
      1,804        93,132       1,640       84,665       3,512      181,307
      2,900       129,594       2,700      120,656       5,800      259,188
        657        25,377         743       28,698       1,604       61,955
        500         5,031         400        4,025         600        6,038
      1,000        25,375       1,000       25,375       2,100       53,288
        600        16,838         500       14,031       1,100       30,869
        300         4,144         300        4,144         400        5,525
      1,685        81,301       1,289       62,194       3,245      156,571
      1,200        61,200       1,000       51,000       2,300      117,300
      2,380        59,797       2,070       52,009       4,300      108,038
      1,000        48,875         900       43,988       2,000       97,750
        600        21,075         600       21,075       1,200       42,150
        300        13,425         200        8,950         500       22,375
      1,800        24,300       1,600       21,600       3,200       43,200
      1,800        47,813       1,300       34,531       2,800       74,375
      6,500       153,563       5,200      122,850      12,700      300,038
      1,212        25,755       1,152       24,480       2,400       51,000
      1,500        67,875       1,250       56,563       2,700      122,175
        900        35,438         900       35,438       1,900       74,813
      1,300        43,225       1,100       36,575       2,400       79,800
        400        24,325         400       24,325         900       54,731
      2,016        53,424       1,698       44,997       4,042      107,113
      3,976       138,663       3,378      117,808       8,452      294,763
        300        23,906         300       23,906         600       47,813
      1,000        45,000       1,000       45,000       2,200       99,000

                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sealed Air Corp*                      200 $     13,462         400 $     26,925
Security Dynamics Tech Inc*           --           --          300       10,688
SLM Holding Corp                      750       30,984       1,700       70,231
Smith International Inc*              214       11,395         400       21,300
Solectron Corp*                       500       24,188       1,000       48,375
Solutia Inc                           143        3,906       1,146       31,300
Sonoco Products Co                    388       15,011         877       33,929
Staples Inc*                          894       18,886       1,696       35,817
Star Banc Corp                        400       23,550         900       52,988
Starbucks Corp*                       400       15,825         800       31,650
Steel Dynamics Inc*                   --           --          300        5,700
Sterling Commerce Inc*                377       17,201         737       33,626
Stryker Corp                          348       14,246         720       29,475
Sunbeam Corp                          300       12,413         600       24,825
Sundstrand Corp                       326       19,723         560       33,880
Sungard Data Sys Inc*                 400       13,675         800       27,350
Sybron Corp*                          600       16,388         900       24,581
Symantec*                             378        9,521         600       15,113
Synopsys Inc*                         400       13,975         600       20,963
T Rowe Price Assoc Inc                200       13,275         500       33,188
Tech Data Corp*                       --           --          400       18,600
Teleport Communications Gp*           300       16,388         600       32,775
Teradyne Inc*                         376       17,743         820       38,694
Thermo Instrument Systems*            250        8,781         156        5,488
Tidewater Inc                         365       16,243         550       24,475
Tiffany & Co                          126        5,922         300       14,100
Total System Services Inc             300        7,875         300        7,875
UCAR International Inc*               200        6,888         400       13,775
Unifi Inc                             268        9,849         600       22,050
USA Waste Services Inc*               800       33,300       1,730       72,011
USG Corp*                             200       10,925         300       16,387
Valspar                               200        7,013         400       14,025
Vastar Resources Inc                  200        7,438         200        7,438
Viad Corp                             136        3,290         880       21,285
Viking Office Prods Inc*              400        8,800         900       19,800
Vitesse Semiconductor Corp*           --           --          300       15,234
Vornado Realty Trust                  200        8,488         500       21,219
Watson Pharmaceutical Inc*            300       10,763         800       28,700
Western Digital*                      700       12,775         900       16,425
Whitman Corp                           64        1,140         877       15,622
Wisconsin Central Transport*          400       10,850         500       13,563
Witco Corp                            316       12,581         580       23,091
Xilinx Inc*                           247       10,837         700       30,712
Yahoo! Inc*                           --           --          100        7,319
Zions BanCorp                         400       17,200         700       30,100
                                          ------------             ------------
     TOTAL MEDIUM CAP GROWTH
                      STOCKS
                     - VALUE              $  2,196,842             $  5,016,199
                     -  COST              $  1,467,215             $  3,766,165


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        906  $     60,985         736 $     49,542       1,600 $    107,700
        600        21,375         600       21,375       1,300       46,313
      3,450       142,528       3,500      144,594       7,000      289,188
        797        42,440         627       33,388       1,400       74,550
      2,300       111,263       1,900       91,913       4,200      203,175
      2,097        57,274       2,120       57,903       4,539      123,971
      1,800        69,638       1,622       62,751       3,655      141,403
      3,245        68,540       3,060       64,643       6,686      141,231
      1,700       100,088       1,600       94,200       3,500      206,062
      1,700        67,256       1,400       55,388       3,400      134,513
        600        11,400         400        7,600       1,000       19,000
      1,654        75,464       1,296       59,130       2,874      131,126
      1,668        68,284       1,388       56,821       2,900      118,719
      1,300        53,788       1,100       45,513       2,300       95,162
      1,090        65,945         930       56,265       2,090      126,445
      1,800        61,538       1,400       47,863       3,600      123,075
      1,600        43,700       1,600       43,700       3,600       98,325
      1,236        31,132       1,061       26,724       2,100       52,894
        900        31,444       1,100       38,431       2,300       80,356
      1,000        66,375         900       59,738       1,900      126,112
        700        32,550         700       32,550       1,600       74,400
      1,200        65,550       1,000       54,625       3,300      180,263
      1,790        84,466       1,500       70,781       3,250      153,359
        250         8,781         313       10,977         621       21,821
      1,225        54,513       1,085       48,283       2,265      100,792
        480        22,560         560       26,320       1,200       56,400
        400        10,500         400       10,500       1,000       26,250
        800        27,550         600       20,663       1,400       48,213
      1,182        43,438         982       36,089       2,240       82,320
      3,300       137,363       2,800      116,550       6,767      281,676
        700        38,237         600       32,775       1,300       71,012
        600        21,038         700       24,544       1,500       52,594
        300        11,156         300       11,156         700       26,031
      1,641        39,692       1,528       36,958       3,308       80,012
      2,000        44,000       1,600       35,200       3,300       72,600
        700        35,547         500       25,391       1,200       60,937
      1,000        42,437         800       33,950       2,300       97,606
      1,700        60,988       1,400       50,225       3,000      107,625
      1,800        32,850       1,600       29,200       3,500       63,875
      2,051        36,533       1,594       28,393       4,065       72,408
      1,200        32,550         900       24,413       1,900       51,538
      1,352        53,827       1,022       40,688       2,195       87,388
      1,459        64,014       1,174       51,509       2,620      114,952
        200        14,638         200       14,638         400       29,275
      1,200        51,600       1,100       47,300       2,700      116,100
             ------------             ------------             ------------
             $ 10,063,407             $  9,068,784             $ 19,945,271
             $  7,048,684             $  6,526,566             $ 15,978,457


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                            1.95%                    2.56%
AFLAC Corp                            696 $     42,761       1,370 $     84,169
AG Edwards Inc                        382       16,068         830       34,912
AGCO Corp                             300        8,438         600       16,875
Albemarle Corp                        313        7,629         260        6,337
Alexander & Baldwin Inc               204        5,763         390       11,018
Alleghany Corp*                         2          696           2          682
Allegiance Corp                        81        2,825         628       21,902
Allmerica Financial Corp              124        7,626         230       14,145
Alumax Inc*                           189        7,005         480       17,790
AMB Property Corp                     --           --          100        2,350
AMBAC Inc                             300       15,975         600       31,950
American Bankers Insurance
 Group Inc                            --           --          400       22,500
American Financial Group Inc          304       12,293         390       15,771
American National Insurance
 Co                                   100        9,700         100        9,700
American Standard Co Inc*             200        8,900         500       22,250
American Water Works Co Inc           300        9,000         700       21,000
AMF Bowling Inc*                      --           --          --           --
AmSouth Bancorp                       400       22,475         750       42,141
Arco Chemical Co                      100        4,731         200        9,463
Arrow Electronics Inc*                386       12,859         792       26,383
Associates First Capital
 Corp                                 300       24,000         600       48,000
Autoliv Inc                            44        1,359         999       30,844
Avnet Inc                             230       14,663         350       22,313
Barnes & Noble*                       400       14,050         500       17,563
Bear Stearns Co Inc                   500       23,313       1,055       49,189
Beckman Instruments Inc                94        4,547         250       12,094
Belo (A H) Corp                       256       14,016         340       18,615
Bergen Brunswig Corp Class A          225       10,125         545       24,525
Beverly Enterprises Inc*               75        1,139       1,146       17,405
BJ Services Co*                       --           --          700       24,063
Boise Cascade Office
 Products Corp*                       --           --          100        1,806
Borders Group Inc*                    --           --          700       23,319
Bowater Inc                           195        9,653         410       20,295
Cabot Corp                            310       10,928         740       26,085
Calenergy Inc*                        200        5,363         500       13,406
Cali Realty Corp                      --           --          500       18,875
Capital One Financial Corp            --           --          100        6,719
Capstead Mortgage Corp                --           --          400        7,600
Carnival Corp Class A                 --           --        1,400       82,425
CarrAmercia Realty Corp               --           --          400       11,900
CCB Financial Corp                    --           --          200       21,725
Centura Banks Inc                     --           --          300       21,263
Charter One Financial Inc             350       21,178         651       39,447


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
                    3.29%                    4.14%                    5.23%
      2,817  $    173,069       2,537 $    155,867       5,627 $    345,709
      1,825        76,764       1,565       65,828       3,337      140,363
      1,300        36,563       1,100       30,938       2,300       64,688
        412        10,042         432       10,530         986       24,034
        814        22,996         809       22,854       1,580       44,635
        104        35,478         104       35,478         204       69,578
      1,230        42,896       1,098       38,293       2,307       80,457
        379        23,309         372       22,878         803       49,385
        773        28,649         793       29,391       1,770       65,601
        --            --          200        4,700         400        9,400
      1,300        69,225       1,100       58,575       2,400      127,800
        700        39,375         600       33,750       1,300       73,125
        813        32,876         608       24,586       1,380       55,804
        200        19,400         200       19,400         400       38,800
        900        40,050         900       40,050       1,800       80,100
      1,400        42,000       1,200       36,000       2,500       75,000
        --            --          --           --          500       12,000
      1,500        84,281       1,350       75,853       2,950      165,753
        200         9,463         300       14,194         600       28,388
      1,698        56,565       1,520       50,635       3,250      108,266
      1,400       112,000       1,200       96,000       2,600      208,000
      2,269        70,055       1,833       56,594       4,010      123,809
        714        45,518         659       42,011       1,515       96,581
      1,000        35,125         800       28,100       1,800       63,225
      2,209       102,995       1,969       91,805       4,283      199,695
        450        21,769         505       24,429       1,080       52,245
        714        39,091         644       35,259       1,340       73,365
      1,086        48,870         875       39,375       1,950       87,750
      2,100        31,894       2,042       31,013       4,300       65,306
      1,400        48,125       1,200       41,250       2,800       96,250
        800        14,450         200        3,613         400        7,225
      1,200        39,975       1,200       39,975       2,600       86,613
        852        42,174         707       34,997       1,675       82,913
      1,372        48,363       1,332       46,953       2,790       98,348
        900        24,131         800       21,450       2,400       64,350
      1,000        37,750         800       30,200       2,000       75,500
        100         6,719         100        6,719         300       20,156
        800        15,200         700       13,300       1,500       28,500
      2,400       141,300       2,500      147,188       5,400      317,925
        900        26,775         800       23,800       1,700       50,575
        300        32,588         300       32,588         600       65,175
        500        35,438         500       35,438       1,000       70,875
      1,402        84,952       1,171       70,955       2,438      147,727


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Circus Circus Entertainment
 Inc*                                 629 $     13,838         930 $     20,460
Clayton Homes Inc                     626       12,447         884       17,565
CNA Financial Corp*                   --           --          100       14,394
CNF Transportation Inc                 62        2,426         461       18,037
Comdisco Inc                          324       13,507         568       23,658
Commerce Bancshares Inc               157       11,226         357       25,526
Compass Bancshares Inc                400       18,400         600       27,600
Consolidated Papers Inc                86        4,993         280       16,258
Continental Airlines Class
 B*                                   --           --          500       25,125
Cox Communications Inc Class
 A*                                   313       12,070         674       25,991
Cracker Barrel Old Country
 Store Inc                            249       10,069         610       24,667
Crescent Real Estate
 Equities Co                          --           --        1,000       34,063
Crestar Financial Corp                504       27,846       1,140       62,985
Cypress Semiconductor Corp*           800        7,550         840        7,928
Dean Foods Co                         224       12,320         440       24,200
Deposit Guaranty Corp                 --           --          400       22,175
Depuy Inc                             --           --          200        5,388
Devon Energy Corp                     --           --          200        6,813
Dime Bancorp Inc                      500       15,250       1,200       36,600
Donaldson Lufkin & Jenrette
 Inc                                  --           --          100        8,188
DST Systems Inc*                      200       10,575         300       15,862
Duke Realty Investments               --           --          700       16,056
EEX Corp*                             137        1,173       1,213       10,386
Enron Oil & Gas Co                    300        6,412         600       12,825
Equitable Co Inc                      400       20,925         800       41,850
Equity Office Properties              --           --        1,962       57,879
Equity Residential
 Properties Trust                     400       19,175         800       38,350
Everest Reinsurance Holdings
 Inc                                  300       11,063         400       14,750
EW Scripps Co                         100        5,306         200       10,613
Extended Stay America Inc*            --           --          600        8,400
Family Dollar Stores Inc              280        9,975         620       22,088
FDX Corp*                             232       14,776       1,287       81,966
FelCor Suite Hotels Inc               --           --          300       10,763
Fina Inc Class A                      --           --          --           --
Finova Group Inc                      200       11,000         500       27,500
First American Corp                   400       19,150         600       28,725
First Commerce Corp                   200       15,800         300       23,700
First Commercial Corp                 --           --          310       20,479
First Empire State Corp               --           --          --           --
First Hawaiian Inc                    200        7,925         200        7,925
First Of America Bank Corp            421       32,668         915       71,045
First Security Corp                   842       19,512       1,655       38,375
First Virginia Banks Inc              338       17,111         570       28,856
Firstar Corp                          600       25,087       1,200       50,175
Firstmerit Corp                       300        8,831         600       17,663


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      2,122  $     46,684       1,562 $     34,364       3,295 $     72,490
      1,945        38,657       1,620       32,198       3,408       67,724
        200        28,788         200       28,788         400       57,575
        810        31,691         873       34,156       1,838       71,912
      1,162        48,420       1,054       43,939       2,263       94,339
        909        64,994         683       48,835       1,551      110,897
      1,350        62,100       1,150       52,900       2,550      117,300
        570        33,096         490       28,451       1,070       62,127
        900        45,225         900       45,225       1,900       95,475
      1,294        49,900       1,127       43,460       2,449       94,440
      1,411        57,057       1,071       43,309       2,325       94,017
      2,200        74,938       1,800       61,313       4,000      136,250
      2,170       119,893       2,030      112,158       4,370      241,443
      1,364        12,873       1,424       13,439       3,170       29,917
        707        38,885         737       40,535       1,605       88,275
        700        38,806         700       38,806       1,500       83,156
        300         8,081         300        8,081         600       16,163
        500        17,031         400       13,625         900       30,656
      2,400        73,200       2,300       70,150       4,700      143,350
        200        16,375         200       16,375         500       40,938
        400        21,150         500       26,437       1,200       63,450
      1,300        29,819       1,300       29,819       2,700       61,931
      1,934        16,560       2,344       20,071       4,867       41,674
      1,200        25,650       1,200       25,650       2,400       51,300
      1,700        88,931       1,400       73,238       3,100      162,169
      4,065       119,917       3,384       99,828       7,668      226,206
      1,400        67,113       1,200       57,525       3,100      148,606
        900        33,188         800       29,500       1,700       62,687
        500        26,531         400       21,225         900       47,756
      1,400        19,600       1,200       16,800       2,500       35,000
      1,285        45,778       1,140       40,613       2,442       86,987
      2,958       188,388       2,489      158,518       4,458      283,919
        700        25,113         500       17,938       1,200       43,050
        100         6,325         100        6,325         200       12,650
      1,200        66,000       1,000       55,000       2,100      115,500
      1,400        67,025       1,100       52,663       2,500      119,688
        700        55,300         600       47,400       1,300      102,700
        525        34,683         525       34,683       1,140       75,311
        100        47,200         100       47,200         200       94,400
        300        11,887         400       15,850         900       35,663
      1,813       140,848       1,603      124,533       3,587      278,665
      3,292        76,339       2,930       67,928       6,488      150,429
      1,186        60,041         941       47,638       2,117      107,173
      2,700       112,894       2,300       96,169       5,000      209,063
      1,000        29,437       1,100       32,381       2,400       70,650


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Fiserv Inc*                           217 $     11,881         430 $     23,542
Food Lion Inc Class A               1,100       11,103       1,700       17,159
Food Lion Inc Class B               1,400       13,825       1,800       17,775
Forest Labs Inc Class A*              182       11,386         370       23,148
Fred Myer Inc*                        --           --          600       26,663
GATX Corp                             123        9,533         270       20,925
General Motors Corp Class H           500       20,719       1,000       41,438
Genzyme Corp--General
 Division*                            326        9,637         320        9,460
Georgia Pacific Corp                  137        3,125         893       20,372
Golden State Bancorp*                 --           --          400       14,250
Greenpoint Financial Corp             200       14,850         400       29,700
Hanna (M A) Co                        280        6,493         550       12,753
Hannaford Brothers Co                 236        9,956         260       10,969
Harsco Corp                           338       14,154         520       21,775
Hawaiian Electric Industries
 Inc                                  192        7,776         340       13,770
Health & Retire Property
 Trust                                600       12,000       1,000       20,000
Hertz Corp Class A                    --           --          200        7,925
Hibernia Corp Class A                 600       12,000       1,400       28,000
Highwoods Properties Inc              --           --          500       17,406
Hillenbrand Industries Inc            300       16,856         500       28,094
Hormel Foods Corp                     200        7,425         500       18,563
Host Marriott Corp*                   800       15,850       1,700       33,681
HSB Group Inc                         230       14,519         280       17,675
IBP Inc                               432        9,639         920       20,527
Imation Corp*                         276        4,640         516        8,675
IMC Global Inc                        436       16,650         926       35,362
International Specialty
 Products Inc*                        --           --          200        3,188
IVAX Corp*                          1,230       10,378       1,240       10,462
Jacor Communications Inc*             --           --          100        5,788
Johns Manville Corp                   --           --          400        4,825
Kansas City Southern
 Industries                           543       20,193       1,110       41,278
Kelly Services Inc Class A            106        3,776         120        4,275
Keystone Financial Inc                --           --          500       20,938
Kimco Realty Corp                     300       10,538         350       12,294
Lafarge Corp                          300       10,069         300       10,069
Lam Research Corp*                    300        8,512         300        8,512
Lear Corp*                            200       10,575         500       26,437
Leucadia National Corp                200        7,550         400       15,100
Liberty Media Group-Class A*        1,279       35,093       2,908       79,775
Litton Industries Inc*                101        6,287         390       24,278
Loral Space &
 Communications*                      842       21,524       1,782       45,552
LTV Corp                              900       10,856       1,100       13,269
Lubrizol Corp                         329       12,687         560       21,595
MAPCO Inc                             374       20,126         620       33,364
Mark IV Industries Inc                247        5,743         432       10,044


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        999  $     54,695         829 $     45,388       1,895 $    103,751
      3,100        31,290       2,900       29,272       6,400       64,600
      4,300        42,463       3,400       33,575       6,900       68,137
        766        47,923         686       42,918       1,460       91,341
      1,200        53,325       1,100       48,881       2,500      111,094
        502        38,905         417       32,318       1,010       78,275
      2,100        87,019       1,800       74,588       3,900      161,606
        734        21,699         544       16,082       1,100       32,519
      1,889        43,093       3,236       73,821       5,697      129,963
        800        28,500         800       28,500       1,700       60,563
        800        59,400         700       51,975       1,500      111,375
        967        22,422         900       20,869       1,762       40,856
        745        31,430         565       23,836       1,240       52,313
      1,148        48,073         858       35,929       1,920       80,400
        723        29,281         603       24,422       1,180       47,790
      2,200        44,000       1,800       36,000       3,800       76,000
        400        15,850         400       15,850         800       31,700
      2,900        58,000       2,400       48,000       5,600      112,000
      1,000        34,813         800       27,850       1,800       62,663
      1,000        56,188         900       50,569       2,000      112,375
      1,000        37,125         800       29,700       1,700       63,113
      3,400        67,363       3,100       61,419       6,600      130,763
        309        19,506         424       26,765         820       51,763
      2,152        48,017       1,642       36,637       3,500       78,094
        702        11,802         731       12,290       1,617       27,186
      2,145        81,912       1,793       68,470       3,910      149,313
        300         4,781         300        4,781         500        7,969
      2,323        19,600       1,963       16,563       3,995       33,708
        --            --          200       11,575         400       23,150
        600         7,238         600        7,238       1,000       12,063
      2,295        85,345       1,955       72,702       4,280      159,163
        289        10,296         219        7,802         885       31,528
        900        37,688         900       37,688       2,000       83,750
        450        15,806         600       21,075       1,300       45,663
        500        16,781         500       16,781       1,100       36,919
        500        14,188         500       14,187       1,200       34,050
      1,000        52,875         800       42,300       1,800       95,175
        900        33,975         700       26,425       1,600       60,400
      4,181       114,702       5,489      150,591      11,838      324,805
        808        50,298         603       37,537       1,379       85,843
      3,812        97,444       3,174       81,135       7,066      180,625
      1,900        22,919       2,000       24,125       4,000       48,250
      1,217        46,931       1,042       40,182       2,300       88,694
      1,236        66,512         976       52,521       2,200      118,388
        870        20,228         762       17,717       1,675       38,944


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Marshall & Ilsley Corp                558 $     32,713       1,040 $     60,970
Martin Marietta Inc                   --           --          100        3,806
McKesson Corp                         400       20,850         700       36,487
McLeod Inc Class A*                   --           --          300       11,691
Meditrust Co                          481       14,791         721       22,171
MEMC Electronic Materials
 Inc*                                 300        5,063         300        5,062
Mercantile Bankshares                 454       15,904         735       25,748
Mercury General Corp                  200       11,350         300       17,025
Metro-Goldwyn-Mayer Inc*              --           --          100        1,956
MGM Grand Inc*                        200        7,225         200        7,225
Millenium Chemicals Inc               311        8,015         736       18,986
Murphy Oil Corp                       293       14,632         380       18,976
Nabisco Holdings Corp Class
 A                                    200        9,438         100        4,719
NCR Corp*                             171        5,365       1,059       33,226
Neiman Marcus Group Inc*              --           --          200        7,438
New Plan Realty Trust                 400        9,975         600       14,962
North Fork BanCorp Inc                --           --          600       20,513
Office Depot Inc*                     538       14,795       1,350       37,125
Officemax Inc*                        500        8,344       1,250       20,859
Ogden Corp                            101        2,778         525       14,438
Ohio Casualty Corp                    100        4,675         300       14,025
Old Kent Financial Corp               402       15,502         934       36,017
Old Republic International
 Corp                                 350       14,766         750       31,641
Olin Corp                             270       12,369         460       21,074
Olsten Corp                           291        4,692         525        8,466
Outback Steakhouse Inc*               200        7,150         400       14,300
Outdoor Systems Inc*                  --           --          600       17,888
PacifiCare Health Systems
 Inc Class B*                         174       10,875         195       12,188
Paine Webber Group Inc                500       21,000       1,000       42,000
Patriot American Hospitality
 Inc                                  --           --          700       17,500
Payless Shoesource Inc*               217       14,593         411       27,640
Peoples Bank Bridgeport               --           --          200        7,513
Phycor Inc*                           300        7,716         600       15,431
Pioneer Natural Resources Co          376        8,907         697       16,510
Precision Castparts Corp              --           --          200       11,088
Premark International Inc             461       14,349         606       18,862
Pride International Inc*              --           --          400        9,125
Proffitt's Inc*                       --           --          500       16,938
Protective Life Corp                  100        6,913         300       20,738
Provident Co Inc                      294       10,584         632       22,752
Provident Financial Group             --           --          200       10,250
Public Storage Inc                    --           --          700       21,569
Questar Corp                          227        9,648         340       14,450
Quorum Health Group Inc*              150        4,158         350        9,702
Rayonier Inc                          156        6,611         250       10,594


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      2,103  $    123,288       1,883 $    110,391       4,120 $    241,535
        --            --          200        7,613         300       11,419
      1,600        83,400       1,400       72,975       2,900      151,163
        600        23,381         500       19,484       1,300       50,659
      1,621        49,846       1,201       36,931       3,440      105,780
        400         6,750         400        6,750         800       13,500
      1,219        42,703       1,262       44,209       2,720       95,285
        400        22,700         500       28,375       1,100       62,425
        --            --          200        3,913         400        7,825
        400        14,450         400       14,450         800       28,900
      1,512        39,038       1,346       34,752       2,946       76,051
        777        38,801         697       34,806       1,570       78,402
        200         9,437         200        9,438         400       18,875
      2,181        68,429       1,864       58,483       3,925      123,147
        400        14,875         400       14,875         800       29,750
      1,400        34,912       1,100       27,431       2,200       54,862
      1,400        47,863       1,200       41,025       2,500       85,469
      2,442        67,155       2,367       65,093       5,080      139,700
      2,700        45,056       2,150       35,878       4,650       77,597
        884        24,310         806       22,165       1,744       47,960
        700        32,725         500       23,375       1,100       51,425
      1,818        70,107       1,686       65,016       3,820      147,309
      1,500        63,281       1,250       52,734       3,100      130,781
      1,078        49,386         858       39,307       1,860       85,211
      1,117        18,012         988       15,932       2,216       35,733
        500        17,875         700       25,025       1,400       50,050
      1,350        40,247       1,050       31,303       2,350       70,059
        526        32,887         411       25,688         795       49,699
      2,050        86,100       2,000       84,000       4,150      174,300
      1,200        30,000       1,200       30,000       3,700       92,500
        743        49,967         715       48,084       1,504      101,144
        500        18,781         400       15,025         900       33,806
      1,050        27,005       1,050       27,005       2,250       57,867
      1,134        26,862       1,186       28,093       3,462       82,006
        400        22,175         413       22,896         800       44,350
      1,133        35,265         996       31,001       2,150       66,919
        800        18,250         800       18,250       1,700       38,781
      1,000        33,875         900       30,488       1,500       50,813
        600        41,475         500       34,563       1,100       76,038
      1,312        47,232       1,202       43,272       2,566       92,376
        400        20,500         300       15,375         700       35,875
      1,400        43,138       1,200       36,975       2,900       89,356
        710        30,175         640       27,200       1,430       60,775
        600        16,631         650       18,017       1,400       38,806
        462        19,577         526       22,289       1,119       47,418


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Read-Rite Corp*                       400 $      5,700         500 $      7,125
Regions Financial Corp                670       26,633       1,400       55,650
Reliance Group Holdings               --           --          700       11,900
Reliastar Financial Corp              400       19,025         900       42,806
RJR Holdings Group Inc              1,170       40,438       2,643       91,349
RPM Inc                               472        8,024         858       14,586
Saks Holdings*                        200        5,225         200        5,225
Seagull Energy Corp*                  391        6,598         610       10,294
SEC Capital Pacific Trust             200        4,588         500       11,469
Shaw Inds                           1,260       14,963       1,330       15,794
Simon Debartolo Group Inc             300        9,263         700       21,613
Southland Corp*                     1,800        3,488       1,400        2,713
Southtrust Corp                       707       28,878       1,395       57,021
Spieker Properties Inc                --           --          400       15,875
St Joe Corp                           300       10,238         300       10,238
Starwood Lodging Trust                364       20,597       2,166      122,539
Sterling Software*                    100        5,269         300       15,806
Stewart Enterprises Inc               250       11,781         450       21,206
Storage Technology Corp*              259       17,677         535       36,514
Stratus Computer Inc*                 161        8,080         310       15,558
Sybase Inc*                           700        7,350         700        7,350
Symbol Technologies Inc               190        9,702         315       16,085
TCF Financial Corp                    400       13,225         900       29,756
Tele-Communications
 International*                       300        5,325         200        3,550
Tele-Communications TCI
 Ventures Group Class A*              516        7,966       3,690       56,964
The PMI Group Inc                     100        7,275         200       14,550
Thiokol Corp                          116       11,092         200       19,125
TIG Holdings Inc                      200        5,313         500       13,281
Tosco Corp                            671       24,911       1,340       49,748
Transatlantic Holdings Inc            126        9,529         150       11,344
Transocean Offshore Inc               400       17,200         800       34,400
Travelers Property Casualty           100        4,100         100        4,100
Trinity Industries                    322       16,181         440       22,110
Tyson Food Inc                        591       11,525         890       17,355
UAL Corp*                             300       25,538         600       51,075
UICI*                                 --           --          400       12,850
Ultramar Diamond Shamrock
 Corp                                 410       14,635         855       30,513
Union Planters Corp                   400       24,725         800       49,450
Union Texas Petroleum
 Holdings                             200        4,038         500       10,094
Unionbancal Corp                      100        9,313         100        9,313
Unisource Worldwide Inc                94        1,281         665        9,061
United Asset Mgmt Corp                500       13,281         700       18,594
United Dominion Realty Trust          --           --          900       12,600
United Meridian Corp*                 --           --          400       10,925


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        600  $      8,550         800 $     11,400       1,700 $     24,225
      2,838       112,811       2,428       96,513       5,380      213,855
      1,400        23,800       1,200       20,400       2,400       40,800
      1,900        90,369       1,600       76,100       3,600      171,225
      5,305       183,354       4,851      167,663      10,618      366,985
      1,497        25,449       1,607       27,319       3,485       59,245
        500        13,063         400       10,450         900       23,513
      1,248        21,060       1,103       18,613       2,275       38,391
        800        18,350         900       20,644       2,300       52,756
      2,415        28,678       2,305       27,372       4,700       55,813
      1,600        49,400       1,300       40,137       2,800       86,450
      2,600         5,038       1,800        3,488       4,200        8,138
      2,906       118,762       2,681      109,565       5,903      241,265
        700        27,781         700       27,781       1,900       75,406
        600        20,475         600       20,475       1,100       37,538
      4,569       258,416       3,793      214,565       7,456      421,733
        600        31,613         600       31,613       1,200       63,225
        750        35,344         800       37,700       1,700       80,113
      1,084        73,983       1,067       72,823       2,125      145,031
        366        18,369         471       23,638       1,050       52,697
      1,400        14,700       1,200       12,600       2,500       26,250
        585        29,872         555       28,340       1,325       67,658
      2,000        66,125       1,700       56,206       3,700      122,331
        400         7,100         400        7,100         600       10,650
      7,502       115,812       6,768      104,481      23,096      356,544
        500        36,375         400       29,100         900       65,475
        295        28,209         310       29,644         700       66,938
        900        23,906         800       21,250       1,700       45,156
      2,867       106,437       2,377       88,246       5,235      194,349
        332        25,108         290       21,931         660       49,913
      1,700        73,100       1,500       64,500       3,200      137,600
        200         8,200         200        8,200         300       12,300
        705        35,426         735       36,934       1,605       80,651
      1,411        27,515       1,473       28,724       3,545       69,128
      1,200       102,150       1,100       93,638       2,300      195,788
        800        25,700         600       19,275       1,400       44,975
      1,944        69,366       1,537       54,837       3,425      122,240
      1,600        98,900       1,300       80,356       3,300      203,981
        800        16,150       1,000       20,187       2,100       42,394
        200        18,625         200       18,625         400       37,250
      1,174        15,996       1,092       14,878       2,674       36,433
      1,400        37,187       1,200       31,875       2,600       69,063
      1,900        26,600       1,600       22,400       3,300       46,200
        700        19,119         600       16,388       1,300       35,506

                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Unitrin Inc                           100 $      6,912         300 $     20,737
Universal Corp                        181        8,598         400       19,000
USA Networks Inc*                     261       13,454         365       18,772
U.S. Filter Corp*                     --           --          800       27,150
U.S. Industries Inc                   292        8,140         757       21,101
U.S. Office Products Co*              --           --        1,200       22,200
Valero Energy Corp                    180        6,390         470       16,685
Varian Associates Inc                 177       10,266         290       16,820
Vencor Inc*                           500       14,344         700       20,081
Vishay Intertechnology Inc*           441        8,985         446        9,087
VLSI Technology*                      200        3,863         400        7,725
Vulcan Materials Co                   200       20,125         300       30,187
Wallace Computer Services              90        3,274         100        3,638
Warnaco Group Inc                     300       11,138         500       18,563
Washington Federal Inc                312        8,630         553       15,288
Washington Post Co                     27       13,325         100       49,350
Weatherford Enterra Inc*              400       13,850         500       17,313
Weingarten                            200        8,925         200        8,925
Weismarkets Inc                       200        7,038         100        3,519
Wellpoint Health Networks
 Inc*                                 --           --          100        5,844
Wesco Financial Corp                  --           --          --           --
Westfield America Inc                 --           --          100        1,788
Wheelabrator Technologies
 Inc                                  700       11,419         700       11,419
Wilmington Trust Corp                 192       11,880         310       19,181
York International Corp               202        8,875         420       18,454
                                          ------------             ------------
      TOTAL MEDIUM CAP VALUE
                      STOCKS
                     - VALUE              $  2,260,555             $  5,339,261
                     -  COST              $  1,538,146             $  3,899,622
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                            0.84%                    0.38%
360 Communications Co*              1,525 $     40,413       1,519 $     40,254
AES Corp*                           1,568       68,992       1,280       56,320
Allegheny Energy Inc                1,284       39,242       1,010       30,868
Century Telephone Enterprise          567       34,587         460       28,060
CMS Energy Corp                       921       40,754         740       32,745
El Paso Natural Gas Co                427       28,342         456       30,267
Florida Progress Corp               1,015       39,268         800       30,950
Idaho Power Co                        402       14,045         320       11,180
Illinova Corp                         813       22,561         650       18,038
IPALCO Enterprises Inc                607       25,911         480       20,490
Kansas City Power & Light Co          667       20,093         530       15,966
KeySpan Energy Corp                   510       18,137         400       14,225
LCI International Inc*                300        9,900         300        9,900
LG & E Energy Corp                    728       17,427         560       13,405
MCN Corp                              616       22,677         500       18,406


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        600  $     41,475         500 $     34,563       1,100 $     76,038
        639        30,353         694       32,965       1,365       64,838
        950        48,915         772       39,761       1,606       82,709
      1,600        54,300       1,300       44,119       3,400      115,388
      1,425        39,722       1,340       37,353       2,852       79,500
      2,500        46,250       2,100       38,850       4,750       87,875
      1,164        41,322         984       34,932       1,960       69,580
        735        42,630         590       34,220       1,265       73,370
      1,500        43,031       1,180       33,851       2,474       70,973
        882        17,971         771       15,709       1,649       33,598
      1,000        19,313         800       15,450       1,700       32,831
        600        60,375         600       60,375       1,200      120,750
        200         7,275         210        7,639         400       14,550
      1,000        37,125         800       29,700       2,100       77,963
      1,129        31,178         996       27,501       2,037       56,278
         80        39,480         133       65,636         225      111,038
      1,057        36,599         900       31,163       1,900       65,788
        400        17,850         400       17,850         900       40,163
        200         7,038         200        7,038         400       14,075
        300        17,531         200       11,688         500       29,219
        --            --          --           --          100       36,400
        --            --          300        5,363         400        7,150
      1,300        21,206       1,200       19,575       2,600       42,413
        649        40,157         604       37,372       1,375       85,078
        959        42,136         814       35,765       1,685       74,035
             ------------             ------------             ------------
             $ 10,725,867             $  9,683,062             $ 21,177,183
             $  7,635,097             $  7,140,597             $ 16,667,092
                    0.45%                    0.44%                    0.27%
      2,624  $     69,536       2,128 $     56,392       3,954 $    104,781
      2,296       101,024       1,596       70,224       1,500       66,000
      1,809        55,288       1,319       40,312       1,230       37,592
        828        50,508         588       35,868         565       34,465
      1,314        58,144         954       42,214         885       39,161
        842        55,888         627       41,617         778       51,640
      1,434        55,478       1,039       40,196         980       37,914
        585        20,438         415       14,499         385       13,451
      1,153        31,996         843       23,393         780       21,645
        882        37,650         627       26,765         577       24,631
        955        28,769         690       20,786         645       19,431
        719        25,569         514       18,279         490       17,426
        600        19,800         500       16,500         900       29,700
        992        23,746         732       17,522         690       16,517
        930        34,236         670       24,664         600       22,088


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Midamerican Energy Co                 451 $      9,358         367 $      7,615
Montana Power Co                      563       18,016         460       14,720
National Fuel Gas Co                  400       18,650         320       14,920
Natural Gas Clearinghouse
 Inc                                  --           --          100        1,550
New Century Energies Inc            1,072       49,982         862       40,191
New England Electric System           695       29,277         560       23,590
New York State Electric &
 Gas Corp                             772       28,998         610       22,913
NEXTEL Communications Class
 A*                                 1,068       31,573         880       26,015
NIPSCO Industries Inc               1,404       36,065       1,120       28,770
Northeast Utilities*                1,340       16,750       1,070       13,375
OGE Energy Corp                       429       23,166         340       18,360
Pinnacle West Capital Corp            941       38,405         750       30,609
Potomac Electric Power              1,282       32,210       1,010       25,376
Puget Sound Power & Light             683       18,526         540       14,647
Scana Corp                          1,026       29,498         820       23,575
Southern New England Telecom          687       43,367         550       34,719
Teco Energy                         1,265       33,285         990       26,049
Telephone & Data System               566       24,656         450       19,603
Utilicorp United Inc                  491       17,676         380       13,680
Wisconsin Energy Corp               1,148       31,283         920       25,070
                                          ------------             ------------
    TOTAL MEDIUM CAP UTILITY
                      STOCKS
                     - VALUE              $    973,090             $    796,421
                     -  COST              $    656,857             $    551,086
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            0.23%                    0.14%
APAC Teleservices Inc*                100 $      1,475         200 $      2,950
Arrow International Inc               --           --          100        3,913
Arterial Vascular
 Engineering Co*                      --           --          100        4,094
Aspect Telecommunication
 Corp*                                --           --          500       13,188
BJ's Wholesale Club Inc*              365       12,364         --           --
Broderbund Software Inc*              200        4,950         200        4,950
C-Cube Microsystems Inc*              100        2,075         300        6,225
Choice Hotels International
 Inc*                                  59          885         505        7,575
Collins & Aikman Corp*                --           --          --           --
Covance Inc*                           90        1,940         581       12,497
Dal Tile International Inc*           --           --          --           --
DSP Communications Inc*               --           --          500        8,844
Federal Mogul Corp                    396       19,429         300       14,719
Freeport-McMoRan Sulphur
 Inc*                                  74        1,036          76        1,064
GenCorp Inc                           --           --          --           --
General Semiconductor Inc*             37          516         260        3,624
Georgia Gulf Corp                     237        7,806         360       11,858
Getchell Gold Corp*                    24          447         259        4,824
Global DirectMail Corp*               200        4,325         200        4,325
Halter Marine Group Inc*              273        5,358         282        5,534


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        680  $     14,110         489 $     10,147         --  $        --
        824        26,368         584       18,688         540       17,280
        582        27,136         412       19,210         385       17,951
      1,600        24,800         --           --        3,200       49,600
      1,535        71,569       1,122       52,313       1,029       47,977
      1,008        42,462         718       30,246         690       29,066
      1,087        40,830         787       29,562         740       27,796
      1,588        46,945       1,101       32,548       1,025       30,302
      2,030        52,146       1,480       38,017       1,350       34,678
      1,916        23,950       1,386       17,325       1,290       16,125
        612        33,048         442       23,868         415       22,410
      1,334        54,444         974       39,751         905       36,935
      1,806        45,376       1,316       33,064       1,230       30,904
        971        26,338         706       19,150         655       17,767
      1,446        41,573       1,036       29,785         980       28,175
        975        61,547         710       44,819         680       42,925
      1,789        47,073       1,284       33,785       1,220       32,101
        827        36,026         587       25,571         565       24,613
        675        24,300         494       17,784         472       16,992
      1,645        44,826       1,175       32,019       1,105       30,111
             ------------             ------------             ------------
             $  1,452,937             $  1,036,883             $  1,090,150
             $    975,133             $    705,233             $    775,723
                    0.19%                    0.19%                    0.17%
        400  $      5,900         400 $      5,900         600 $      8,850
        --            --          --           --          200        7,825
        --            --          --           --          --           --
        --            --          --           --        1,100       29,013
        497        16,836         367       12,432         --           --
        200         4,950         200        4,950         500       12,375
        300         6,225         400        8,300         700       14,525
      1,105        16,575         807       12,105       1,217       18,255
        --            --          --           --          400        3,150
      1,030        22,140         878       18,866       1,546       33,239
        --            --          --           --          200        2,263
        --            --          600       10,613       1,000       17,688
        553        27,132         398       19,527         380       18,644
        144         2,016          75        1,050         143        2,002
        485        13,216         --           --          --           --
        594         8,279         459        6,397       1,164       16,223
        745        24,538         465       15,316         640       21,080
        222         4,135         458        8,530         646       12,032
        300         6,488         200        4,325         400        8,650
        369         7,242         330        6,476         630       12,364


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Health Care Property
 Investors Inc                        300 $     11,138         300 $     11,138
Host Marriott Services Corp*          240        3,210         240        3,210
Houghton Mifflin Co                   304        9,652         240        7,620
Interneuron Pharmaceuticals
 Corp*                                --           --          400        3,175
Kaydon Corp                           --           --          --           --
Lance Inc                             --           --          --           --
Land's End Inc*                       --           --          --           --
Lawter International Inc              --           --          --           --
Lee Enterprises Inc                   498       15,438         --           --
Macromedia Inc*                       400        5,000         400        5,000
Magne Tek Inc*                        --           --          --           --
Mascotech Inc                         --           --          300        6,225
MAXXAM Inc*                           --           --          --           --
Mid Atlantic Medical
 Services*                            400        4,700         500        5,875
Nordson Corp                          214       10,406         160        7,780
Oakley Inc*                           600        7,237         600        7,238
OEA Inc                               --           --          --           --
Omnipoint Corp*                       200        5,600         300        8,400
Paging Network Inc*                   500        7,250         600        8,700
Paymentech Inc*                       --           --          100        1,650
Petsmart Inc*                       1,200        9,150       1,300        9,913
Pixar Inc*                            --           --          100        3,700
Presstek Inc*                         200        5,075         400       10,150
Readers Digest Association
 Inc                                  200        5,500         300        8,250
Richfood Holdings Inc                 --           --          500       14,219
Rollins Inc                           388        8,003         210        4,331
Sabre Group Holdings Inc*             --           --          200        6,600
Schweitzer-Mauduit
 International                         20          665          92        3,059
Siebel Systems Inc*                   --           --            1           62
Sotheby's Inc                         611       12,411         --           --
Southdown Inc                         175       11,200         --           --
SPX Corp*                              22        1,643          46        3,436
Structural Dynamics
 Research*                            303        8,711         --           --
Sunburst Hospitality Corp*             20          172         168        1,470
Superior Industries
 International Inc                    322       10,002         260        8,076
TCA Cable TV Inc                      266       13,101         --           --
Teletech Holdings Inc*                --           --          100          956
Thermo Cardiosystems Inc*             150        3,750         250        6,250
Thermolase Corp*                      --           --          100          813
Tootsie Roll Inds Inc                 212       15,821         212       15,834
Transtexas Gas Corp*                  --           --          --           --
Vanguard Cellular Systems
 Inc*                                 411        5,343         330        4,290
Varco International Inc*              584       14,527         --           --
West Teleservices*                    --           --          --           --
Williams-Sonoma Inc*                  --           --          --           --


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        400  $     14,850         500 $     18,562         700 $     25,988
        380         5,082         320        4,280         680        9,095
        460        14,605         310        9,843         890       28,258
          0           --          600        4,763         900        7,144
        500        18,594         --           --          --           --
        478        11,114         --           --          --           --
        547        21,538         --           --          --           --
        677         7,912         --           --          --           --
        708        21,948         510       15,810         --           --
        700         8,750         500        6,250         900       11,250
        367         6,514         --           --          --           --
        --            --          400        8,300         800       16,600
        128         6,816         --           --          --           --
        700         8,225         500        5,875       1,300       15,275
        293        14,247         208       10,114         385       18,721
      1,200        14,475         800        9,650       1,200       14,475
        308         6,526         223        4,725         --           --
        400        11,200         400       11,200         600       16,800
      1,500        21,750         800       11,600       1,500       21,750
        --            --          200        3,300         400        6,600
      2,200        16,775       1,600       12,200       3,000       22,875
        --            --          --           --          200        7,400
        400        10,150         400       10,150         600       15,225
        300         8,250         300        8,250         600       16,500
        --            --          600       17,063       1,000       28,438
        645        13,303         400        8,250         675       13,922
        400        13,200         300        9,900         500       16,500
        214         7,115         176        5,852         351       11,671
          4           246           3          185           8          492
        848        17,225         623       12,655         --           --
        253        16,192         178       11,392         --           --
        226        16,879          83        6,199         248       18,523
        434        12,478         319        9,171         --           --
        368         3,220         269        2,354         405        3,544
        454        14,102         331       10,282         510       15,842
        371        18,272         276       13,593         --           --
        --            --          --           --          300        2,869
        300         7,500         300        7,500         450       11,250
        --            --          --           --          300        2,438
        318        23,751         212       15,834         537       40,046
        --            --          --           --          300        4,950
        595         7,735         427        5,551         390        5,070
      1,048        26,069         748       18,607         --           --
        --            --          --           --          200        2,900
        --            --          --           --          200       10,300


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Xylan Corp*                           100 $      2,413         100 $      2,413
Zenith Electronics Corp*               44          292          89          590
                                          ------------             ------------
      TOTAL SMALL CAP GROWTH
                      STOCKS
                     - VALUE              $    270,016             $    290,607
                     -  COST              $    271,623             $    355,735
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                            0.59%                    0.35%
A Schulman Inc                        403 $     10,277         420 $     10,710
Acnielson Corp*                        73        1,825         453       11,325
Advanta Corp Class B                  163        3,586         163        3,586
AGL Resources Inc                     538       10,928         440        8,938
Aliant Communications Inc             --           --          --           --
Alliance Semiconductor Corp*          --           --          --           --
American Oncology Resources
 Corp*                                --           --          200        3,050
Anixter International Inc*            500        8,625         500        8,625
AnnTaylor Stores Inc*                 247        3,504         195        2,767
Apria Healthcare Group Inc*           500        6,813         600        8,175
Argonaut Group Inc                    --           --          100        3,600
Ascent Entertainment Group
 Inc*                                 249        2,677         293        3,150
Atlantic Energy Inc                   569       11,593         460        9,372
Bandag Inc                            --           --          100        5,606
Bandag Inc Class A                    100        5,163         100        5,163
Bassett Furniture Industries
 Inc                                   25          775          50        1,550
Best Buy Co Inc*                      --           --          100        5,963
Bob Evans Farms Inc                   468        9,623         360        7,403
Boston Chicken Inc*                   600        4,163         500        3,469
Boyd Gaming Corp*                     --           --          200        1,588
Breed Technologies Inc                --           --          --           --
Brinker International Inc*          1,056       22,044         990       20,666
Burlington Industries Inc*            729       12,074         477        7,900
California Federal Bank*              --           --          --           --
Castle & Cooke Inc*                   215        3,359         136        2,125
ChemFirst Inc                          35          925          84        2,221
Chesapeake Corp                       256        8,688         200        6,788
Chesapeake Energy Corp                --           --          400        2,825
Choicepoint Inc*                      141        6,750         140        6,703
Chris-Craft Industries Inc*           116        6,496         262       14,602
Cirrus Logic Inc*                     634        7,014         780        8,629
Coleman Co Inc*                       --           --          200        4,125
Commscope Inc*                         50          669         346        4,628
Comsat Corp                           510       17,053         600       20,062
Corn Product International
 Inc*                                  60        1,995         295        9,809
Credit Acceptance Corp*               200        1,638         200        1,638
Crescendo Pharmaceuticals
 Corp*                                  5           59          33          392
Delmarva Power & Light Co             640       13,800         510       10,997


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        --   $        --          100 $      2,413         200 $      4,825
        279         1,848         230        1,524         367        2,431
             ------------             ------------             ------------
             $    614,128             $    447,984             $    688,145
             $    575,277             $    479,352             $    806,895
                    0.49%                    0.49%                    0.46%
        686  $     17,493         616 $     15,708       1,185 $     30,218
        918        22,950         707       17,675       1,530       38,250
        272         5,984         217        4,774         380        8,360
        798        16,209         558       11,334         520       10,563
        490        12,863         --           --          --           --
        --            --          --           --          250        1,641
        --            --          200        3,050         400        6,100
        500         8,625         700       12,075       1,200       20,700
        351         4,980         253        3,589         237        3,362
        800        10,900         800       10,900       1,300       17,712
        --            --          200        7,200         300       10,800
        400         4,300         397        4,268         679        7,299
        830        16,911         590       12,021         550       11,206
        200        11,213         100        5,606         300       16,819
        200        10,325         200       10,325         400       20,650
        200         6,200         120        3,720         206        6,386
        --            --          300       17,888         600       35,775
        752        15,463         472        9,706       1,250       25,703
        700         4,856         700        4,856       1,100        7,631
        --            --          300        2,381         700        5,556
        --            --          --           --          100        2,175
      1,871        39,057       1,171       24,445       2,130       44,464
      1,136        18,815         749       12,405       1,902       31,502
        --            --          --           --          120        3,030
        336         5,250         222        3,469         341        5,328
        314         8,301         224        5,922         347        9,183
        361        12,251         266        9,027         650       22,059
      1,000         7,063         500        3,531       1,000        7,063
        364        17,427         267       12,792         484       23,172
        492        27,479         335       18,683         227       12,647
      1,496        16,549       1,066       11,793       1,510       16,704
        --            --          --           --          200        4,125
        792        10,593         612        8,186       1,552       20,758
        819        27,385         814       27,218       1,290       43,134
        696        23,142         545       18,121       1,318       43,824
        --            --          200        1,638         500        4,094
         71           843          53          629         137        1,627
        903        19,471         648       13,973         615       13,261


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Deltic Timber Corp                    141 $      3,964         166 $      4,661
Department 56 Inc*                    200        6,588         200        6,588
Earthgrains Co                         28        1,213         146        6,324
Ethyl Corp                          1,031        8,506       1,010        8,333
Federal Realty Investment
 Trust                                --           --          --           --
Ferro Corp                            457       12,310         375       10,102
Fingerhut Co                          505       12,530         400        9,925
First Brands Corp                     486       12,515         480       12,360
Fleming Co Inc                          2           36         291        5,183
Footstar Inc*                          46        1,380         245        7,350
Franchise Finance Corp                --           --          100        2,675
Fritz Co Inc*                         200        2,775         200        2,775
Fuller (H B) Co                       --           --          --           --
Gaylord Entertainment Co
 Class A                              105        3,570         105        3,570
Geon Co                               --           --          --           --
Gibson Greetings Inc*                 --           --          --           --
Glatfelter (P H) Co                   486        8,535         280        4,918
Glenayre Technologies Inc*            650        7,516         650        7,516
Grand Casinos Inc*                    400        6,100         400        6,100
Granite Construction Inc              --           --          --           --
Heilig Meyers Co                      524        8,122         410        6,355
Homestead Village Property
 Inc*                                  75        1,064          87        1,234
Hunt (J B) Transport
 Services                             --           --          --           --
Hussmann International Inc*            32          486         439        6,660
Idexx Laboratories Inc*               400        6,275         500        7,844
IES Industries                        --           --          --           --
Indiana Energy Inc                    --           --          --           --
Information Resources Inc*            --           --          --           --
Input/Output Inc*                     500       10,781         500       10,781
Integrated Device Technology
 Inc*                                 700       10,544         800       12,050
Intergraph Corp*                       54          527         367        3,578
International Multifoods
 Corp                                 --           --          --           --
International Rectifier
 Corp*                                500        7,281         500        7,281
Jacobs Engineering Group*             --           --          --           --
JM Smucker Co                         305        8,121         --           --
John Alden Financial Corp             --           --          --           --
Kennametal Inc                        300       15,788         300       15,787
Komag Inc*                            400        5,750         600        8,625
Laboratory Corp America
 Holdings*                            660        1,279         418          810
Laidlaw Environmental
 Services*                            131          630         353        1,699
Lawson Products Inc                   --           --          --           --
Lone Star Steakhouse &
 Saloon*                              300        6,319         400        8,425
Longview Fibre Co                     554        8,552         540        8,336
Luby's Cafeteria Inc                   45          782         219        3,805
Medaphis Corp*                        800        8,300         900        9,338


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        308  $      8,654         199 $      5,601         334 $      9,399
        300         9,881         200        6,588         600       19,763
        334        14,466         268       11,608         612       26,507
      2,029        16,739       1,308       10,791       2,530       20,872
        --            --          --           --          400        9,900
        654        17,617         496       13,361       1,222       32,918
        714        17,716         509       12,630         180        4,466
        694        17,871         704       18,128       1,060       27,295
        801        14,268         589       10,492       1,206       21,482
        521        15,630         382       11,460         654       19,620
        --            --          --           --          200        5,350
        300         4,163         --           --          400        5,550
        225        12,797         --           --          --           --
        140         4,760         171        5,814         250        8,500
        --            --          --           --          300        6,000
        244         5,368         --           --          --           --
        769        13,506         489        8,588         770       13,523
      1,175        13,586         800        9,250       1,425       16,477
        700        10,675         500        7,625         900       13,725
        270         7,155         --           --          --           --
        834        12,927         544        8,432       1,300       20,150
        100         1,419         113        1,603         188        2,667
        596        15,943         --           --          --           --
      1,026        15,575         796       12,089       1,533       23,275
        800        12,550         600        9,413       1,000       15,688
        --            --          --           --          300       10,856
        352        10,516         --           --          --           --
        403         5,642         --           --          --           --
      1,000        21,563         700       15,094       1,100       23,719
      1,700        25,606         800       12,050       2,100       31,631
        861         8,395         586        5,714         992        9,672
        274         7,655         --           --          --           --
      1,000        14,563         700       10,194       1,100       16,019
        373        11,167         --           --          --           --
        436        11,608         331        8,813         --           --
        --            --          --           --          300        6,731
        411        21,629         300       15,788         600       31,575
      1,100        15,813         800       11,500       1,100       15,813
      1,043         2,021         684        1,325       1,337        2,590
        769         3,701         623        2,998         822        3,956
        197         5,467         --           --          --           --
        700        14,744         500       10,531         900       18,956
        890        13,739         575        8,877       1,330       20,532
        480         8,340         369        6,411         621       10,790
      1,100        11,413       1,200       12,450       2,000       20,750


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Media General Inc Class A             280 $     13,160         220 $     10,340
Mentor Graphics Corp*                 600        6,263         700        7,306
Michael Foods Inc                     --           --          --           --
Michaels Stores Inc*                  --           --          --           --
Micro Warehouse Inc*                  300        4,125         300        4,125
Mid American Waste Systems
 Inc*                                 --           --          --           --
Minnesota Power & Light Co            349       14,113         270       10,918
Mississippi Chemical Corp              11          204          28          519
Mobile Media Corp*                    300          150         200          100
Mobile Telecommunications
 Technologies Corp*                   --           --          400        8,200
Modine Manufacturing Co               309       10,815         250        8,750
NCH Corp                              --           --          --           --
Nevada Power Co                       444       11,017         360        8,933
Newport News Shipbuilding              64        1,749         293        7,979
Novacare Inc*                         --           --          --           --
Old National Bancorp                  346       16,176         231       10,799
Oregon Steel Mills Inc                --           --          --           --
Overseas Shipholding Group            393        8,155         310        6,433
PacifiCare Health Systems
 Inc Class A*                         112        6,855          70        4,285
Parker Drilling*                      --           --          --           --
Pentair Inc                           --           --          --           --
Perrigo Co*                           812        8,729         550        5,913
PharMerica Inc*                        35          455         338        4,394
Phillips-Van Heusen                   --           --          --           --
Picturetel Corp*                      400        2,875         400        2,875
Pittston Burlington Group              61        1,346         160        3,530
Policy Management System
 Corp*                                248       17,949         170       12,304
Primadonna Resorts Inc*               --           --          --           --
Public Service Co Of New
 Mexico                               --           --          --           --
Quaker State Corp                     --           --          --           --
Quest Diagnostics Inc*                 46          713         240        3,720
Roadway Express Inc                    46        1,058         158        3,634
Ruby Tuesday Inc                      192        5,016         100        2,613
Ruddick Corp                          --           --          --           --
Ryans Family Steak House*             119          985         516        4,273
Santa Fe Energy Resources
 Inc*                                  83          929         809        9,051
Sbarro Inc                            --           --          --           --
Scholastic Corp*                      200        7,925         200        7,925
Sensormatic Electronics Corp          535        9,964         870       16,204
Sequa Corp*                           110        8,271         --           --
Sequent Computer*                     340        7,204         --           --
Service Merchandise Co*               771        1,783         --           --
Shiva Corp*                           300        4,088         300        4,088
Spelling Entertainment
 Group*                               --           --          --           --


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        410  $     19,270         290 $     13,630         570 $     26,790
        852         8,893       1,000       10,438       1,600       16,700
        229         5,811         --           --          --           --
        --            --          --           --          200        6,800
        600         8,250         400        5,500         700        9,625
        372           163         --           --          --           --
        480        19,410         350       14,153         335       13,547
        106         1,961          74        1,369         116        2,146
        400           200         300          150         700          350
        --            --          --           --          --           --
        465        16,275         335       11,725         500       17,500
        124         7,556          89        5,423         --           --
        652        16,178         472       11,712         450       11,166
        616        16,775         465       12,677         846       23,065
        975        13,650         710        9,940         --           --
        463        21,645         347       16,222         810       37,868
        299         6,017         199        4,005         --           --
        550        11,413         405        8,404         375        7,781
        459        28,021         136        8,273         242       14,768
        844         9,284         619        6,809         --           --
        576        23,724         406       16,722         --           --
      1,252        13,459         842        9,052       1,680       18,060
        955        12,415         792       10,296       1,547       20,111
        410         5,330         290        3,770         --           --
        700         5,031         500        3,594         800        5,750
        328         7,237         221        4,876         402        8,869
        303        21,930         258       18,673         440       31,845
        --            --          --           --          400        6,000
        650        15,153         470       10,957         --           --
        419         6,337         299        4,522         --           --
        515         7,983         389        6,030         825       12,788
        270         6,210         243        5,589         359        8,257
        321         8,386         199        5,199         387       10,110
        714        12,941         524        9,498         --           --
      1,012         8,381         679        5,623       1,039        8,604
      1,875        20,977       1,239       13,861       2,826       31,616
        319         9,411         219        6,461         --           --
        200         7,925         200        7,925         400       15,850
      1,723        32,091       1,048       19,519       1,885       35,108
        137        10,301         102        7,669         --           --
        471         9,979         341        7,225         --           --
      1,516         3,506       1,111        2,569         --           --
        600         8,175         400        5,450         600        8,175
        --            --          --           --          400        3,600


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SPS Transaction Services
 Corp*                                --  $        --          100 $      2,919
Standard Register                     301       10,272         --           --
Stanhome Inc                          220        6,353         170        4,909
Stewart & Stevenson Services          364        8,895         380        9,286
Stride Rite Corp                       63          772         375        4,594
Sunglass Hut Inc*                     600        4,275         500        3,563
Talbots Inc                           200        3,563         200        3,563
TCI Satellite Entertainment*          107          716         543        3,631
Tecumseh Products Co                  241       12,080         190        9,524
Teleflex Inc                          350       14,197         --           --
Terra Industries Inc                  500        5,938         400        4,750
The Fund American Co                  --           --          --           --
Universal Foods Corp                  279       12,555         320       14,400
UNOVA Inc*                             34          650         434        8,300
Valhi Inc                             --           --          --           --
Washington Gas Light                  464       12,499         360        9,698
Watts Industries Inc                  308        9,259         --           --
Wausau-Mosinee Paper Corp             392        8,477         316        6,833
Wellman Inc                           363        7,804         280        6,020
Wisconsin Power & Light
 Holding Co                           341       10,869         260        8,288
Xtra Corp                             200       12,300         200       12,300
Yellow Corp*                           49        1,032         223        4,697
Zurn Inds Inc                          22          965          46        2,018
                                          ------------             ------------
TOTAL SMALL CAP VALUE STOCKS
                     - VALUE              $    685,798             $    727,642
                     -  COST              $    805,998             $    835,051
MICRO CAP STOCKS
PERCENT OF NET ASSETS                            0.02%                    0.02%
AirTran Holdings Inc*                 300 $      1,744         200 $      1,163
Bally Total Fitness Holdings
 Corp*                                 26          712          76        2,081
Brown Group Inc                        31          461         180        2,678
Consolidated Freightways*              31          465         181        2,708
Crescent Operating Inc*               --           --           80        1,590
Crown Vantage Inc*                     21          144          48          330
Dave & Buster's Inc*                  --           --          --           --
Echelon International Corp*            68        1,476          53        1,156
Ennis Business Forms                  --           --          --           --
Exabyte Corp*                         --           --          --           --
Genzyme Corp--Tissue Repair*           44          319          12           87
Golden Books Family
 Entertainment Inc*                   234        2,750         --           --
Hancock Fabrics Inc                   --           --          --           --
Handleman Co*                          59          398         132          891
Hartmarx Corp*                         81          658         230        1,869
Highlands Insurance Group*             37          909          76        1,867
Homebase Inc*                         365        2,555         --           --


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        --   $        --          --  $        --          200 $      5,838
        432        14,742         312       10,647         --           --
        299         8,634         214        6,179         210        6,064
        495        12,097         365        8,920         845       20,650
        893        10,939         707        8,661       1,450       17,763
      1,000         7,125         700        4,988       1,300        9,263
        --            --          200        3,563         400        7,125
      1,150         7,691         883        5,905       1,866       12,479
        345        17,293         249       12,481         431       21,604
        508        20,606         388       15,738         --           --
        700         8,313         500        5,938       1,100       13,063
        --            --          --           --          100       13,075
        409        18,405         489       22,005         770       34,650
      1,058        20,234         818       15,644       1,661       31,767
        --            --          --           --          300        2,888
        624        16,809         454       12,230         440       11,852
        464        13,949         334       10,041         --           --
        572        12,370         407        8,801         371        8,023
        495        10,643         365        7,847         845       18,168
        473        15,077         343       10,933         325       10,359
        300        18,450         200       12,300         500       30,750
        585        12,322         299        6,298         437        9,204
        224         9,828         180        7,898         241       10,574
             ------------             ------------             ------------
             $  1,602,927             $  1,136,653             $  1,847,606
             $  1,687,501             $  1,216,722             $  2,049,791
                    0.04%                    0.03%                    0.02%
        400  $      2,325         200 $      1,163         700 $      4,069
        185         5,064         116        3,175         223        6,105
        338         5,028         221        3,287         253        3,763
        405         6,075         286        4,290         569        8,535
        --            --          --           --          200        3,975
        104           715          81          557         132          907
        103         2,524         --           --          --           --
         96         2,084          69        1,511          65        1,418
        247         2,624         --           --          --           --
        340         2,720         --           --          --           --
         71           515          52          377          54          392
        313         3,678         233        2,738         --           --
        342         5,579         --           --          --           --
        467         3,152         307        2,072         521        3,517
        389         3,161         354        2,876         618        5,021
        172         4,225         136        3,340         216        5,306
        497         3,479         367        2,569         --           --


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Imperial Holly Corp                   --  $        --          --  $        --
Intelligent Electronics*              --           --          --           --
International Technology*             --           --          --           --
John Nuveen & Co Inc Class A          --           --          100        3,531
Lukens Inc                            --           --          --           --
Marvel Entertainment Group
 Inc*                                 --           --          200          175
Mercury Financial Corp*             1,800        1,013       1,800        1,013
Midas Inc*                             11          187         146        2,567
Morrison Health Care Inc              128        2,560          66        1,320
National Presto Industries*           --           --          --           --
NPC International Inc*                --           --          --           --
Objective Systems Integrator
 Corp*                                --           --          100        1,313
OshKosh B'Gosh Class A                 26        1,021          49        1,923
Primex Technologies Inc                47        2,033          56        2,422
Shoneys Inc*                           97          473         370        1,804
Sizzler International Inc*            254          841         --           --
Skyline Corp                           20          639          44        1,405
Strattec Security Corp*                10          263          28          737
Topp Inc (The)*                       512        1,408         --           --
Western Wireless Corp*                --           --          100        1,888
Xoma Corp*                            188          934         --           --
                                          ------------             ------------
      TOTAL MICRO CAP STOCKS
                     - VALUE              $     23,963             $     36,518
                     -  COST              $     57,723             $     61,682
INTERNATIONAL STOCKS
 (EXCEPT JAPAN)
PERCENT OF NET ASSETS                            4.46%                    8.27%
Aegon NV ADR (Netherlands)             22 $      2,475         325 $     36,563
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                           3,965      103,833      13,120      343,580
Allied Irish Banks PLC ADR
 (Ireland)                          1,816      140,967       6,002      465,905
Astra AB ADR Series B
 (Sweden)                           4,738       93,279      15,704      309,173
Axa UAP ADR (France)                2,275      110,053       7,408      358,362
Banco Bilbao Vizcaya ADR
 (Spain)                            1,440       66,780       4,936      228,907
Banco Central
 Hispanoamericano
 SA ADR (Spain)                     2,016       62,496       6,739      208,909
Banco Santander SA ADR
 (Spain)                            1,085       50,588       3,500      163,187
BAT Industries PLC ADR (UK)         5,303      106,391      17,454      350,171
Benetton SpA ADR (Italy)            2,417       88,825       7,862      288,928
British Airways PLC ADR (UK)          760       72,200       2,400      228,000
British Petroleum Co PLC ADR
 (UK)                               1,259      104,102       4,232      349,906
British Sky Broadcasting
 Group PLC ADR (UK)                   817       31,608       2,585      100,007
British Steel PLC ADR (UK)            678       16,738       2,172       53,621
British Telecommunications
 PLC ADR (UK)                       2,374      239,774       7,723      780,023


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        134  $      1,173          94 $        823         --  $        --
        540         3,628         --           --          --           --
        137         1,361         --           --          --           --
        --            --          --           --          --           --
        230         6,900         --           --          --           --
      1,400         1,225         200          175         600          525
      2,600         1,462       2,400        1,350       4,400        2,475
        342         6,003         266        4,666         511        8,972
        214         4,280         132        2,640         258        5,160
        116         4,517          81        3,154         --           --
        374         4,301         284        3,266         --           --
        --            --          --           --          200        2,625
        228         8,949          85        3,336         222        8,714
        108         4,662          86        3,711         126        5,450
        751         3,661         596        2,905       1,304        6,357
        434         1,438         319        1,057         --           --
        222         7,090          78        2,491         133        4,248
         72         1,895          49        1,289         --           --
        722         1,986         527        1,449         --           --
        --            --          --           --          300        5,663
        193           959         193          959         --           --
             ------------             ------------             ------------
             $    118,438             $     61,226             $     93,197
             $    170,200             $     94,820             $    152,511
                   11.90%                   15.07%                   15.95%
        747  $     84,037         580 $     65,250         898 $    101,025
     29,451       771,248      26,715      699,599      49,311    1,291,332
     13,553     1,052,052      12,241      950,208      22,591    1,753,626
     35,550       699,891      32,160      633,150      59,334    1,168,138
     16,697       807,717      15,104      730,656      27,832    1,346,373
     11,135       516,386      10,083      467,599      18,490      857,474
     15,217       471,727      13,792      427,552      25,532      791,492
      7,900       368,337       7,150      333,369      13,250      617,781
     39,508       792,629      35,781      717,856      66,006    1,324,245
     17,662       649,079      16,072      590,646      29,581    1,087,102
      5,425       515,375       4,900      465,500       9,050      859,750
      9,639       797,035       8,746      723,221      16,036    1,326,018
      5,817       225,045       5,240      202,723       9,702      375,346
      4,862       120,031       4,465      110,230       8,166      201,598
     17,343     1,751,643      15,812    1,597,012      29,069    2,935,969


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Broken Hill Proprierty Co
 Ltd ADR
 (Australia)                          790 $     15,553       2,578 $     50,754
Cadbury Schweppes PLC ADR
 (UK)                               1,457       74,307       4,962      253,062
Coles Myer Ltd ADR
 (Australia)                        1,124       47,138       3,832      160,704
Courtaulds PLC ADR (UK)            14,458       84,941      48,019      282,112
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                          4,451      361,087      14,860    1,205,518
Deutsche Telekom ADR
 (Germany)                          4,976       99,520      16,458      329,160
Diageo PLC ADR (UK)                 3,657      152,007      12,095      502,698
Elf Aquitaine ADR (France)          1,606       91,843       5,412      309,499
Elsevier NV ADR
 (Netherlands)                      3,987      150,260      13,261      499,774
Fiat SpA ADR (Italy)                4,288       76,112      14,030      249,033
Gallaher Group PLC ADR (UK)           153        3,538       1,391       32,167
Glaxo Holdings PLC ADR (UK)         3,700      200,956      12,392      673,040
Hanson PLC ADR (UK)                 2,529       64,015       8,356      211,511
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               12,262      257,502      40,145      843,037
Imperial Chemical Industries
 PLC ADR (UK)                       1,259       92,064       4,041      295,498
ING Groep NV ADR
 (Netherlands)                         57        3,032          86        4,574
Jefferson Smurfit Group PLC
 ADR (Ireland)                        785       20,508       2,760       72,105
KLM Royal Dutch Airlines ADR
 (Netherlands)                        313       11,464       1,024       37,493
Koninklijke Ahold NV ADR
 (Netherlands)                      3,015       92,900      10,138      312,377
LVMH (Moet Hennessy Louis
 Vuitton) ADR
 (France)                           1,037       41,221       3,421      135,985
Montedison SpA ADR (Italy)          5,054       51,172      17,007      172,196
National Australia Bank Ltd
 ADR (Australia)                    1,213       84,910       3,931      275,170
National Power PLC ADR (UK)         1,028       42,534       3,200      132,400
Nokia Corp ADR (Finland)              253       25,490         944       95,108
Novo Nordisk A/S ADR
 (Denmark)                          2,632      196,249       8,661      645,786
Philips Electronics NV ADR
 (Netherlands)                        543       42,286       1,947      151,623
Premier Farnell PLC ADR (UK)        2,749       37,283       9,119      123,676
Ranger Oil Ltd ADR (UK)               --           --          --           --
Repsol SA ADR (Spain)                 837       37,247       2,800      124,600
Reuters Group PLC ADR (UK)            755       45,198       2,614      156,505
Rhone Poulenc SA ADR
 (France)                           2,434      112,420       7,955      367,422
Royal Dutch Petroleum ADR
 (Netherlands)                      4,056      220,292      13,468      731,481
SKF AB ADR (Sweden)                   781       15,815       2,531       51,253
Smithkline Beecham PLC ADR
 (UK)                               2,355      145,716       7,695      476,128
Swedish Match AB ADR
 (Sweden)                             814       26,252       2,602       83,915
Tele Danmark A/S ADR
 (Denmark)                          1,709       55,756       5,678      185,245
Telecom of New Zealand ADR
 (New Zealand)                      1,169       44,860       3,958      151,888


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      5,741  $    113,026       5,193 $    102,237       9,571 $    188,429
     11,081       565,131      10,027      511,377      18,562      946,662
      8,675       363,808       7,932      332,648      14,440      605,578
    108,246       635,945      98,153      576,649     177,445    1,042,489
     33,458     2,714,280      30,441    2,469,526      55,953    4,539,187
     37,015       740,300      33,544      670,880      61,801    1,236,020
     27,143     1,128,113      24,682    1,025,846      44,721    1,858,717
     12,229       699,346      11,149      637,583      20,503    1,172,515
     29,926     1,127,836      27,163    1,023,706      50,059    1,886,599
     31,770       563,918      28,775      510,756      52,980      940,395
      3,016        69,745       2,266       52,401         --           --
     27,901     1,515,373      25,313    1,374,812      46,634    2,532,809
     18,888       478,099      17,086      432,489      31,595      799,748
     90,275     1,895,780      81,824    1,718,314     146,485    3,076,183
      9,153       669,313       8,260      604,012      15,280    1,117,350
        115         6,117         115        6,117         202       10,744
      6,290       164,326       5,637      147,267      10,335      270,002
      2,358        86,362       2,198       80,502       3,980      145,767
     22,905       705,760      20,762      639,729      38,157    1,175,713
      7,722       306,950       6,983      277,574      12,913      513,292
     38,429       389,094      34,830      352,654      64,117      649,185
      8,922       624,540       8,074      565,180      14,848    1,039,360
      7,311       302,493       6,656      275,392      12,258      507,175
      2,183       219,937       1,976      199,082       3,651      367,838
     19,506     1,454,416      17,679    1,318,190      32,597    2,430,514
      4,281       333,383       3,897      303,479       7,166      558,052
     20,599       279,374      18,684      253,402      34,410      466,686
      1,508         9,708       1,103        7,101         --           --
      6,225       277,013       5,650      251,425      10,350      460,575
      5,545       332,003       5,031      301,231       9,354      560,067
     17,936       828,419      16,306      753,133      29,975    1,384,470
     30,452     1,653,924      27,687    1,503,750      50,874    2,763,094
      5,817       117,794       5,246      106,232       9,748      197,397
     17,391     1,076,068      15,763      975,336      29,089    1,799,882
      5,962       192,275       5,367      173,086       9,959      321,178
     12,791       417,306      11,616      378,972      21,428      699,089
      8,783       337,048       8,048      308,842      14,738      565,571


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Telefonaktiebolaget LM
 Ericsson ADR
 (Sweden)                           1,341 $     60,764       4,463 $    202,230
Telefonica De Espana SA ADR
 (Spain)                              578       59,823       2,025      209,588
The News Corp Limited ADR
 (Australia)                          954       24,267       3,180       80,891
Total SA ADR (France)               2,228      123,245       7,175      396,884
Unilever NV ADR
 (Netherlands)                      3,972      255,449      13,212      849,697
Vodafone Group PLC ADR (UK)         1,108       98,058       3,582      317,007
Westpac Banking Ltd ADR
 (Australia)                        1,796       61,962       5,858      202,101
WMC Limited Sponsored ADR
 (Australia)                        1,140       15,390       3,837       51,800
Zeneca Group PLC ADR (UK)             558       74,179       1,977      262,817
                                          ------------             ------------
  TOTAL INTERNATIONAL STOCKS
              (EXCEPT JAPAN)
                     - VALUE              $  5,186,694             $ 17,222,754
                     -  COST              $  3,725,714             $ 12,449,757
JAPANESE STOCKS
PERCENT OF NET ASSETS                            1.26%                    2.26%
Canon Inc ADR                         278 $     31,796       1,006 $    115,061
CSK Corp ADR                        1,916       45,745       6,100      145,637
Fuji Photo Film Co Ltd ADR            975       38,513       3,270      129,165
Hitachi Ltd ADR                       732       55,449       2,384      180,588
Honda Motor Co Ltd ADR                533       37,510       1,895      133,361
Ito Yokado Co Ltd ADR                 430       93,310       1,290      279,930
Japan Air Lines Co ADR              9,808       78,464      31,600      252,800
Kirin Brewery Co ADR                1,597      141,534       5,002      443,302
Kubota Corp ADR                     1,434       83,531       1,203       70,075
Kyocera Corp ADR                      430       45,903       1,219      130,128
Makita Corp ADR                     1,420       16,330       4,803       55,235
Matsushita Corp ADR                   257       37,554         833      121,722
Mitsubishi Corp ADR                 3,294       50,115      14,325      217,941
Mitsui & Co Ltd ADR                   660       83,407       2,015      254,646
NEC Corp ADR                        1,183       66,987       3,663      207,417
Nippon Telegraph & Telegraph
 ADR                                1,824       80,256       5,739      252,516
Nissan Motor Co Ltd ADR             3,635       32,261      11,246       99,808
Pioneer Electronics ADR             2,192       38,086       6,817      118,445
Ricoh Co Ltd ADR                      677       36,173       2,079      111,084
Sony Corp ADR                         468       42,325       1,522      137,646
Tokio Marine & Fire
 Insurance ADR                      3,718      211,926      15,400      877,800
Toyota Motor Corp ADR               2,178      119,518       6,951      381,436
                                          ------------             ------------
       TOTAL JAPANESE STOCKS
                     - VALUE              $  1,466,693             $  4,715,743
                     -  COST              $  1,561,640             $  5,180,897


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
     10,037  $    454,802       9,078 $    411,347      16,755 $    759,211
      4,543       470,201       4,129      427,352       7,600      786,600
      7,284       185,287       6,549      166,590      12,113      308,124
     16,304       901,823      14,778      817,415      27,219    1,505,566
     29,720     1,911,368      26,964    1,734,122      49,692    3,195,817
      7,996       707,646       7,309      646,847      13,402    1,186,077
     13,159       453,986      11,924      411,378      21,965      757,792
      8,659       116,897       7,868      106,218      14,498      195,723
      4,539       603,403       4,106      545,841       7,461      991,847
             ------------             ------------             ------------
             $ 38,821,968             $ 35,202,593             $ 64,552,358
             $ 28,112,399             $ 26,519,655             $ 49,777,523
                    3.33%                    4.73%                    4.39%
      2,209  $    252,654       2,241 $    256,314       3,644 $    416,783
     14,200       339,025      14,411      344,063      23,202      553,948
      7,234       285,743       7,336      289,772      11,900      470,050
      5,658       428,594       5,714      432,836       9,276      702,657
      4,187       294,660       4,292      302,050       6,944      488,684
      2,975       645,575       3,003      651,651       4,826    1,047,242
     72,475       579,800      73,774      590,192     118,787      950,296
     11,386     1,009,084      11,580    1,026,278      18,702    1,657,465
     10,786       628,285      10,935      636,964      16,660      970,445
      2,931       312,884       3,005      320,784       4,802      512,614
     10,209       117,404      10,347      118,990      16,783      193,005
      1,961       286,551       2,071      302,625       3,316      484,550
     33,788       514,051      34,400      523,362      55,390      842,703
      4,622       584,105       4,684      591,941       7,495      947,181
      8,710       493,204       8,814      499,093      14,199      804,018
     13,060       574,640      13,258      583,352      21,374      940,456
     26,944       239,128      27,449      243,610      44,207      392,337
     16,304       283,282      16,637      289,068      26,756      464,886
      4,949       264,432       5,025      268,492       8,133      434,557
      3,440       311,105       3,483      314,994       5,516      498,853
     26,976     1,537,632      27,469    1,565,733      44,208    2,519,856
     16,271       892,871      16,569      909,224      26,644    1,462,089
             ------------             ------------             ------------
             $ 10,874,709             $ 11,061,388             $ 17,754,675
             $ 11,766,889             $ 11,943,734             $ 19,827,514


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                          0.01%                    0.01%
Edison Brothers Stores Inc
 expires (9/26/2005)*               --  $        --          --  $        --
Morrison Knudsen Corp
 expires (03/11/2003)*                4           24          17          100
Security Capital Group Inc
 expires (09/18/1998)*              --           --          --             1
                                        ------------             ------------
            TOTAL WARRANTS
                   - VALUE              $         24             $        101
                   -  COST              $         18             $         76
                                        ------------             ------------
       TOTAL COMMON STOCKS
                   - VALUE              $ 27,452,612             $100,647,055
                   -  COST              $ 20,688,038             $ 70,973,387


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
                    0.00%                    0.00%                    0.00%
         16  $         50         --  $        --          --  $        --
         27           159          25          147          42          247
        --            --          --           --          --           --
             ------------             ------------             ------------
             $        209             $        147             $        247
             $      5,050             $        109             $        184
             ------------             ------------             ------------
             $227,616,986             $199,858,748             $402,385,045
             $158,197,203             $140,521,797             $301,288,702


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                               Principal        Value   Principal        Value

------------------------------------------------------------------------------
LONG-TERM GOVERNMENT
  BONDS
PERCENT OF NET ASSETS                           3.10%                    3.59%
U.S. Treasury Bonds, 6.00%-
 13.875%, 11/15/02-08/15/27  $ 2,850,000 $  3,603,094 $ 5,900,000 $  7,463,579
                                         ------------             ------------
 TOTAL LONG-TERM GOVERNMENT
                      BONDS
                    - VALUE              $  3,603,094             $  7,463,579
                    -  COST              $  3,597,522             $  7,226,745
INTERMEDIATE-TERM
  GOVERNMENT BONDS
PERCENT OF NET ASSETS                          47.78%                   38.11%
U.S. Treasury Notes, 5.00%-
 9.125%, 02/15/99-08/15/07   $54,000,000 $ 55,521,719 $77,000,000 $ 79,360,739
                                         ------------             ------------
    TOTAL INTERMEDIATE-TERM
           GOVERNMENT BONDS
                    - VALUE              $ 55,521,719             $ 79,360,739
                    -  COST              $ 54,747,123             $ 78,063,513


--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

---------------------------------------------------------------------------
                    5.34%                   11.49%                    0.00%
$14,150,000  $ 17,412,904 $21,340,000 $ 26,831,306 $       --  $        --
             ------------             ------------             ------------
             $ 17,412,904             $ 26,831,306             $        --
             $ 16,414,576             $ 25,139,792             $        --
                   19.11%                    0.54%                    0.00%
$60,445,000  $ 62,343,412 $ 1,200,000 $  1,265,843 $       --  $        --
             ------------             ------------             ------------
             $ 62,343,412             $  1,265,843             $        --
             $ 61,322,505             $  1,216,612             $        --


                                                            --------------------

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1998

                                        LifePath 2000            LifePath 2010
                              -----------------------  -----------------------
                              Principal/               Principal/
                                  Shares        Value      Shares        Value
-------------------------------------------------------------------------------
U.S. TREASURY BILLS
PERCENT OF NET ASSETS                          24.33%                    8.42%
U.S. Treasury Bills, 4.48%-
 5.38%**, 03/05/98-04/30/98   28,484,000 $ 28,266,846  17,638,000 $ 17,533,677
                                         ------------             ------------
  TOTAL U.S. TREASURY BILLS
                    - VALUE              $ 28,266,846             $ 17,533,677
                    -  COST              $ 28,267,604             $ 17,532,180
CASH EQUIVALENTS
PERCENT OF NET ASSETS                           5.89%                    5.84%
Dreyfus Cash Plus
 Institutional Money Market
 Fund#                         1,643,608 $  1,643,608   2,156,344 $  2,156,344
Janus Institutional Money
 Market Fund#                  3,000,000    3,000,000   7,000,000    7,000,000
Merrimac Institutional
 Money Market Fund#            2,200,000    2,200,000   3,000,000    3,000,000
                                         ------------             ------------
     TOTAL CASH EQUIVALENTS
                    - VALUE              $  6,843,608             $ 12,156,344
                    -  COST              $  6,843,608             $ 12,156,344
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                            4.30%                    4.32%
Goldman Sachs Repurchase
 Agreements#, dated
 2/27/98, due 3/2/98, with
 a maturity value of
 $52,024,599 and an
 effective yield of 5.67%,
 collateralized by Federal
 Home Loan Mortgage
 Corporation obligations
 with rates ranging from
 6.00% to 8.50%, with
 maturity dates ranging
 from 04/01/03 to 11/01/26
 and with an aggregate
 market value of
 $53,040,000.                 $5,000,000 $  5,000,000  $9,000,000 $  9,000,000
                                         ------------             ------------
TOTAL INVESTMENTS IN
 SECURITIES (NOTES 1 AND 3)
                    - VALUE              $126,687,879             $226,161,394
                    -  COST##            $119,143,895             $194,952,169
                                         ------------             ------------
TOTAL INVESTMENTS IN
 SECURITIES                     109.03%  $126,687,879    108.62%  $226,161,394
Other Assets and
 Liabilities, Net                (9.03)%  (10,488,878)    (8.62)%  (17,943,695)
                              ---------- ------------  ---------- ------------
TOTAL NET ASSETS                100.00%  $116,199,001    100.00%  $208,217,699
                              ========== ============  ========== ============

--------------------------------------------------------------------------------
 * Non-income earning securities
# Represent investment of collateral received from securities lending transac-
  tions (see Note 4 of the notes to the financial statements).
** Yield to maturity.

## Cost for federal income tax purposes is:    $119,174,138     $194,988,660

   Net unrealized appreciation
    consists of:
   Gross Unrealized Appreciation                  8,505,024       33,474,443
   Gross Unrealized Depreciation                   (991,283)      (2,301,709)
                                                 ----------      -----------
   NET UNREALIZED APPRECIATION                   $7,513,741      $31,172,734
                                                 ==========      ===========

The accompanying notes are an integral part of these financial statements.


--------------------

           LifePath 2020              LifePath 2030             LifePath 2040
-------------------------  ------------------------  ------------------------
 Principal/                Principal/                 Principal/
     Shares         Value      Shares         Value       Shares        Value
------------------------------------------------------------------------------
                    5.46%                     2.71%                     1.03%
 17,926,000  $ 17,806,704   6,355,000 $   6,319,929    4,208,000 $  4,180,230
             ------------             -------------              ------------
             $ 17,806,704             $   6,319,929              $  4,180,230
             $ 17,806,677             $   6,319,259              $  4,179,432
                    5.01%                     5.25%                     5.84%
  2,365,516  $  2,365,516   3,263,638 $   3,263,638    2,849,215 $  2,849,215
  8,000,000     8,000,000   5,000,000     5,000,000   13,000,000   13,000,000
  6,000,000     6,000,000   4,000,000     4,000,000    7,800,000    7,800,000
             ------------             -------------              ------------
             $ 16,365,516             $  12,263,638              $ 23,649,215
             $ 16,365,516             $  12,263,638              $ 23,649,215
                    4.29%                     3.85%                     3.71%
$14,000,000  $ 14,000,000  $9,000,000 $   9,000,000  $15,000,000 $ 15,000,000
             ------------             -------------              ------------
             $355,545,522             $ 255,539,464              $445,214,490
             $284,106,477             $ 194,461,098              $344,117,349
             ------------             -------------              ------------
   108.97%   $355,545,522    109.39%  $ 255,539,464     110.00%  $445,214,490
    (8.97)%   (29,274,760)    (9.39)%   (21,929,091)    (10.00)%  (40,485,383)
             ------------             -------------              ------------
   100.00%   $326,270,762    100.00%  $ 233,610,373     100.00%  $404,729,107
             ============  ========== =============  =========== ============

             $284,239,484             $ 194,522,434              $344,499,671
             $ 75,842,886             $  64,847,992              $108,275,336
               (4,536,847)               (3,830,948)               (7,560,507)
             ------------             -------------              ------------
             $ 71,306,038             $  61,017,030              $100,714,819
             ============             =============              ============


                                                            --------------------

     STATEMENT OF ASSETS & LIABILITIES FEBRUARY 28, 1998


                                                      LifePath      LifePath
                                                          2000          2010
                                                        Master        Master
                                                     Portfolio     Portfolio
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below)
  (Note 1)                                       $ 126,687,879 $ 226,161,394
 Cash                                                      595           405
RECEIVABLES:
 Investments sold                                    5,621,666     5,515,149
 Dividends and interest                                892,217     1,453,657
TOTAL ASSETS                                       133,202,357   233,130,605
LIABILITIES
PAYABLES:
 Investments securities purchased                    5,062,626     3,543,357
 Collateral for securities loaned (Note 4)          11,843,608    21,156,344
 Due to BGI (Note 2)                                    97,122       213,205
TOTAL LIABILITIES                                   17,003,356    24,912,906
TOTAL NET ASSETS                                 $ 116,199,001 $ 208,217,699
INVESTMENTS AT COST                              $ 119,143,895 $ 194,952,169
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

     LifePath                LifePath                    LifePath
         2020                    2030                        2040
       Master                  Master                      Master
    Portfolio               Portfolio                   Portfolio
-----------------------------------------------------------------

$ 355,545,522           $ 255,539,464               $ 445,214,490
            0                      63                       4,698
    4,510,212                   7,320                      12,800
    1,463,402                 574,976                     551,701
  361,519,136             256,121,823                 445,783,689
    4,558,381               1,012,287                   2,000,588
   30,365,516              21,263,638                  38,649,215
      324,477                 235,525                     404,779
   35,248,374              22,511,450                  41,054,582
$ 326,270,762           $ 233,610,373               $ 404,729,107
$ 284,106,477           $ 194,461,098               $ 344,117,349
-----------------------------------------------------------------


                                                            --------------------

     STATEMENT OF OPERATIONS FOR THE YEAR ENDED FEBRUARY 28, 1998


                                                     LifePath         LifePath
                                                         2000             2010
                                                         Fund             Fund
                                             Master Portfolio Master Portfolio
------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                        $   470,531      $ 1,547,164
 Interest+                                          5,511,578        5,932,067
TOTAL INVESTMENT INCOME                             5,982,109        7,479,231
EXPENSES (NOTE 2)
 Advisory Fees                                        656,142        1,018,984
TOTAL EXPENSES                                        656,142        1,018,984
NET INVESTMENT INCOME                               5,325,967        6,460,247
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain (loss) on sale of
  investments                                       5,800,419        9,734,287
 Net realized gain (loss) on sale of futures
  contracts                                                 0                0
 Net change in unrealized appreciation
  (depreciation) of investments                     3,089,773       16,696,571
 Net change in unrealized appreciation
  (depreciation) in financial futures
  contracts                                                 0                0
 NET GAIN (LOSS) ON INVESTMENTS                     8,890,192       26,430,858
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $14,216,159      $32,891,105
------------------------------------------------------------------------------
+ Interest income includes security lending
 income of:                                       $    23,958      $    48,999

The accompanying notes are an integral part of these financial statements.


--------------------

        LifePath                LifePath                LifePath
            2020                    2030                    2040
            Fund                    Fund                    Fund
Master Portfolio        Master Portfolio        Master Portfolio
-----------------------------------------------------------------

     $ 3,350,517            $  2,688,191            $  5,125,909
       5,902,764               2,426,345               1,316,791
       9,253,281               5,114,536               6,442,700
       1,572,634               1,048,151               1,767,632
       1,572,634               1,048,151               1,767,632
       7,680,647               4,066,385               4,675,068
      16,445,704               9,255,193              26,380,392
               0                       0                  14,539
      39,706,672              35,383,133              58,037,494
               0                       0                 (52,500)
      56,152,376              44,638,326              84,379,925
     $63,833,023            $ 48,704,711            $ 89,054,993
-----------------------------------------------------------------
     $    79,526            $     61,182            $    114,518


                                                            --------------------

     STATEMENTS OF CHANGES IN NET ASSETS


                                            LifePath 2000 Master Portfolio
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                     $   5,325,967      $   5,769,457
 Net realized gain (loss) on sale of
  investments                                  5,800,419          2,894,777
 Net change in unrealized appreciation
  (depreciation) of investments                3,089,773           (273,099)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    14,216,159          8,391,135
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                                (29,290,156)         6,204,037
INCREASE (DECREASE) IN NET ASSETS            (15,073,997)        14,595,172
NET ASSETS:
Beginning net assets                         131,272,998        116,677,826
ENDING NET ASSETS                          $ 116,199,001      $ 131,272,998
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

      LifePath 2010 Master Portfolio          LifePath 2020 Master Portfolio
-------------------------------------   --------------------------------------
          For the             For the             For the             For the
       Year Ended          Year Ended          Year Ended          Year Ended
February 28, 1998   February 28, 1997   February 28, 1998   February 28, 1997
------------------------------------------------------------------------------

    $   6,460,247     $   5,182,306       $   7,680,647       $   6,271,633
        9,734,287         3,439,818          16,445,704           9,487,619
       16,696,571         5,149,907          39,706,672          11,374,656
       32,891,105        13,772,031          63,833,023       $  27,133,908
        5,815,674        54,517,689          10,995,106          61,750,732
       38,706,779        68,289,720          74,828,129          88,884,640
      169,510,920       101,221,200         251,442,633         162,557,993
    $ 208,217,699     $ 169,510,920       $ 326,270,762       $ 251,442,633
------------------------------------------------------------------------------


                                                            --------------------

     STATEMENTS OF CHANGES IN NET ASSETS


                                              LifePath 2030 Master Portfolio
                                         -----------------------------------
                                                   For the           For the
                                                Year Ended        Year Ended
                                         February 28, 1998 February 28, 1997
----------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                       $   4,066,385     $   3,210,760
 Net realized gain (loss) on investments         9,255,193         5,108,662
 Net realized gain (loss) on sale of
  futures contracts                                      0                 0
 Net change in unrealized appreciation
  (depreciation) of investments                 35,383,133        10,036,726
 Net change in unrealized appreciation
  (depreciation) of futures contracts                    0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      48,704,711        18,356,148
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                                   26,100,829        32,210,346
NET INCREASE (DECREASE) IN NET ASSETS           74,805,540        50,566,494
NET ASSETS:
Beginning net assets                           158,804,833       108,238,339
ENDING NET ASSETS                            $ 233,610,373     $ 158,804,833
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------

                         LifePath 2040 Master Portfolio
-------------------------------------------------------
          For the                               For the
       Year Ended                            Year Ended
February 28, 1998                     February 28, 1997
-------------------------------------------------------

    $   4,675,068                       $   3,953,444
       26,394,931                          14,697,190
                0                              35,620
       58,037,494                          17,501,172
         (52,500)                              92,625
       89,054,993                          36,280,051
       57,589,386                          45,783,771
      146,644,379                          82,063,822
      258,084,728                         176,020,906
    $ 404,729,107                       $ 258,084,728
-------------------------------------------------------


                                                            --------------------

     NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993, as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following sepa-rate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The financial state-ments for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Al-location Master Portfolios are presented separately.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in con-formity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Ac-tual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Master Portfolio covered by this report follows an asset allocation strat-egy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or na-tional securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are gen-erally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those secu-rities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securi-ties, restricted securities


--------------------

                  NOTES TO THE FINANCIAL STATEMENTS

or other assets for which market quotations are not readily available, are val-ued at fair value as determined in good faith in accordance with policies ap-proved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are pur-chased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized under provisions of the In-ternal Revenue Code of 1986, as amended (the "Code").

FEDERAL INCOME TAXES

Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

FUTURES CONTRACTS

The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to mar-ket changes, as this may be more efficient or cost effective than actually buy-ing the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to re-ceive from or pay to the broker an amount of cash equal to the daily fluctua-tion in the value of the contract. Such receipts or payments are known as "variation margin" and are re-


                                                            --------------------

     NOTES TO THE FINANCIAL STATEMENTS

corded by the Master Portfolios as unrealized gains or losses. When the con-tract is closed, the Master Portfolios record a gain or loss equal to the dif-ference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published po-sitions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liq-uid debt instruments in connection with futures transactions in an amount gen-erally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1998, the Master Portfolios had no open futures contracts outstanding.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Mas-ter Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements en-tered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1998, by the Master Portfolios are collateralized by U.S. Government Securities.

2. AGREEMENTS AND OTHER TRANSACTION WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee


--------------------

                  NOTES TO THE FINANCIAL STATEMENTS

from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

Stephens Inc. ("Stephens"), is the co-administrator, and placement agent for the Master Portfolios.

Certain officers and directors of MIP are also officers of Stephens. As of Feb-ruary 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1998, are as follows:

                      LifePath    LifePath    LifePath    LifePath     LifePath
Aggregate                 2000        2010        2020        2030         2040
Purchases               Master      Master      Master      Master       Master
and Sales of:        Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
-------------------------------------------------------------------------------
U.S. Government
 Obligations
Purchases at cost  $33,291,178 $59,036,500 $65,715,647 $20,937,159 $ 11,739,298
Sales proceeds      73,454,422  60,420,339  77,806,490  31,317,960   38,650,344
-------------------------------------------------------------------------------
Other Securities:
Purchases at cost    8,626,001  20,691,293  54,233,382  57,725,629  162,678,573
Sales proceeds      15,515,149  21,511,480  35,040,932  19,494,251   69,544,105

4. PORTFOLIO SECURITIES LOANED

As of February 28, 1998, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                 Securities  Collateral
-------------------------------------------------------
LifePath 2000 Master Portfolio  $11,562,364 $11,843,608
LifePath 2010 Master Portfolio  $20,634,239 $21,156,344
LifePath 2020 Master Portfolio  $29,448,469 $30,365,516
LifePath 2030 Master Portfolio  $20,581,637 $21,263,638
LifePath 2040 Master Portfolio  $37,418,496 $38,649,215


                                                            --------------------

     NOTES TO THE FINANCIAL STATEMENTS


     5. FINANCIAL HIGHLIGHTS

     The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                            LifePath  LifePath  LifePath  LifePath  LifePath
                                2000      2010      2020      2030      2040
                              Master    Master    Master    Master    Master
      Portfolio Turnover   Portfolio Portfolio Portfolio Portfolio Portfolio
     -----------------------------------------------------------------------
      For the Year Ended
       February 28, 1998         39%       46%       41%       27%       34%
      For the Year Ended
       February 28, 1997        108%       73%       61%       42%       48%
      For the Year Ended
       February 29, 1996         84%       39%       49%       39%       29%
      For the Year Ended
       February 28, 1995         17%       24%       28%       40%        5%

     The average commission rates paid by the Master Portfolios are as follows:

                                                For the           For the
                                             Year Ended        Year Ended
                                      February 28, 1998 February 28, 1997
     --------------------------------------------------------------------
      LifePath 2000 Master Portfolio            $0.0300           $0.0401
      LifePath 2010 Master Portfolio            $0.0304           $0.0404
      LifePath 2020 Master Portfolio            $0.0300           $0.0451
      LifePath 2030 Master Portfolio            $0.0302           $0.0364
      LifePath 2040 Master Portfolio            $0.0248           $0.0351

--------------------

                                     INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments of LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 28, 1998, and the related state-ments of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the finan-cial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other audi-tors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 28, 1998 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

San Francisco, California
April 3, 1998

                                                           --------------------

                                     NOTES
                                     -----

Wells Fargo provides shareholder services, and/or certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompa-nied or preceded by a current prospectus. For an additional prospectus contain-ing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SCLP AR (4/98)                                    Bulk Rate
                                                U.S. Postage
                                                    PAID
                                                 Hudson, MA
                                                Permit No. 19

STAGECOACH FUNDS(R)
P.O. Box 7066
San Francisco, CA 94120-7066


DATED MATERIAL
PLEASE EXPEDITE


RECYCLE LOGO APPEARS HERE

                  STAGECOACH COMPANY FUNDS LOGO APPEARS HERE

                          STAGECOACH LIFEPATH(R) FUNDS

                              INSTITUTIONAL CLASS

                       ---------------------------------
                                 ANNUAL REPORT
                       ---------------------------------

                                LIFEPATH 2000(R)
                                LIFEPATH 2010(R)
                                LIFEPATH 2020(R)
                                LIFEPATH 2030(R)
                                LIFEPATH 2040(R)

                               FEBRUARY 28, 1998

                    ADVISED BY BARCLAYS GLOBAL FUND ADVISORS
                  SPONSORED AND DISTRIBUTED BY STEPHENS INC.,
                                MEMBER NYSE/SIPC
                                NOT FDIC INSURED
LIFEPATH(TM) FUNDS ANNUAL REPORT

--------------------

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
Market Overview.............................................................   2
Investment Adviser Discussion...............................................   6
STAGECOACH TRUST
Statement of Assets and Liabilities.........................................  10
Statement of Operations.....................................................  12
Statements of Changes in Net Assets.........................................  14
Financial Highlights........................................................  18
Notes to the Financial Statements...........................................  23
Independent Auditor's Report................................................  30
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
LifePath Master Portfolios..................................................  32
MASTER INVESTMENT PORTFOLIO
Statement of Assets and Liabilities......................................... 114
Statement of Operations..................................................... 116
Statements of Changes in Net Assets......................................... 118
Notes to the Financial Statements........................................... 122
Independent Auditors' Report................................................ 128

   STAGECOACH FUNDS:
   ---------------------------------------------------
   . are NOT FDIC insured
   . are NOT obligations of Wells
     Fargo Bank or Barclays Global
     Investors, N.A. ("BGI")
   . are NOT guaranteed by the Bank
     or BGI
   . involve investment risk,
     including possible loss of
     principal

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS

  The year ended February 28, 1998, was another banner year for the domestic equity markets and a year of strong returns for the bond markets. The rally that began in 1991 for the equity markets is one of the longest sustained rallies in history, and it remains to be seen whether the markets can continue to rally during the current year. The domestic markets as a whole experienced several dips. The most significant was a one day decline of more than 6% in the Standard & Poor's 500 Index in October of 1997. But by February of 1998, the domestic markets were once again closing at record highs.

  . The U.S. stock market again led the way, posting returns of historic proportions. As measured by the Standard & Poor's 500 Index, the U.S. Stock Market returned 34.99%.

  . The U.S. money market, as measured by 91-day U.S. Treasury bills, returned 5.53%.

  . The U.S. bond market, as measured by the Lehman Brothers
    Government/Corporate Bond Index, returned 10.71%.

  . Foreign stock markets, as measured by the Morgan Stanley Capital
    International Europe/Australia/Far East Index (MSCI/EAFE), returned
    15.23%.

  As we close the book on a year marked by volatility, investors should remember their long-term investment goals when making investment decisions. While one sector may look more appealing than others due to recent performance, it is important to remember that past performance is not a predictor of future returns. As market conditions change, you should stick with your long-term investment strategy if it continues to be appropriate. A hallmark of successful investors is that they stay focused on their personal financial goals and do not change investment strategies solely on the basis of short-term market swings.

  The Stagecoach LifePath Funds are conceived and managed to be a straight-forward and cost-effective way to manage your long-term investment goals. We hope we have been able to fulfill your expectations and that we will continue to do so in the future. We appreciate your trust and look forward to helping you manage your investment goals.

  Shareholders should note that the Stagecoach Trust Institutional Class shares are closed to further subscriptions and do not allow reinvestment of dividends. The LifePath Funds of MasterWorks Funds Inc., another open-end investment company, invest in the same underlying Master Portfolios as the Stagecoach Trust LifePath Funds. Information regarding additional investment options may be obtained by calling 1-800-643-9691.

STAGECOACH FUNDS                                                      APRIL 1998

MARKET OVERVIEW: 12-MONTH PERIOD ENDING FEBRUARY 1998

U.S. EQUITY MARKETS

  During the 12-month period ended February 28, 1998, the domestic stock market continued its stellar performance, with the S&P 500 Index posting a total return of 34.99% for the period. For the year ended December 31, 1997, the S&P 500 Index returned 33.36% and the Dow Jones Industrial Average rose by 22.64%. These 1997 returns mark the first time that both the Dow and the S&P 500 achieved 20%-plus returns for three successive years. Once again, strong economic growth, low inflation, and solid earnings growth drove these impressive returns. This good news was tempered by two concerns that continue to nag investors as they face 1998: whether there will be a spillover effect from the economic crisis engulfing many Asian markets and whether the current bull market can keep posting returns at these historic levels.

  Buried within the strong 1997 performance figures, however, is a more complicated and volatile story. Most of 1997's strong returns occurred in the first seven months of the year. Starting in August, the market seemingly defied explanation with occasional moderate rallies interrupted by bouts of panic selling. In fact, the largest one-day point drop ever occurred on October 27 (the Dow dropping 554 points) in reaction to the crisis in the Asian securities markets. But investors reacted favorably, seeing the October trough as a buying opportunity and drove the market up 5.12% the day following the correction.

  Valuation measures, which were already setting records in 1996, set new ones in 1997. Corporate earnings rose by an estimated 13.6%, beating not only analysts' expectations but also inflation, which was the biggest worry among investors last year. Merger and acquisition activity also experienced a third consecutive record year. The financial services sector has accounted for more than 30% of all U.S. merger activity.

  Continuing the trend of the last few years, a small group of large-cap stocks led the equity market. The S&P Growth Index, which includes many of the large brand-name companies that dominated the overall market, outperformed the S&P Value Index, 36.54% versus 29.70%. But for the intermediate- and small-cap sectors, value stocks generally outperformed growth stocks. This disparity, especially during the second half of 1997, was primarily the result of earnings disappointments among technology companies, which dominate the intermediate- and small-growth sectors. The favorable interest rate environment encouraged merger activity among regional banks and securities firms on the value side, driving value and growth stocks further apart.

    MARKET OVERVIEW


  The best-performing sectors in the S&P 500 Index were communications services, telephone, and utilities. The worst-performing sectors were technology and basic materials. Many investors clearly continue to expect strong earnings growth. Stocks failing to meet earnings expectations were severely punished, such as Oracle Corp., which posted December per share earnings four cents less than originally estimated, and lost 29% off its trading price in one day.

  Given the market's historic gains over the last three years, it is no surprise that many investors are uneasy about 1998. Though there are many opinions on the probable outcome, the consensus is that volatility will continue to be a factor for some time to come.

U.S. FIXED-INCOME MARKETS

  For the 12-month period ended February 28, 1998, the U.S. bond market continued to benefit from the economic backdrop of robust growth, low unemployment, and low inflation. As a result, the Lehman Government/Corporate Bond Index returned 10.71% for the period. This return is about the same as the Index's average annual compounded return since its inception in 1976.

  Long-term interest rates are now at their lowest levels since 1977, when the U.S. began regular auctions of 30-year Treasury bonds. In addition, the yield curve has flattened out significantly, with the three-month Treasury bill rising from a yield of 5.22% to 5.34% and the 30-year Treasury Bond declining from a yield of 6.80% to 5.92% over the 12-month period. This spread is at its narrowest point since March of 1990. These lower long-term yields and a flatter curve meant that long-term bonds outperformed bonds of shorter maturaties. While the two-year Treasury note returned 7.01%, the 30-year Treasury bond had a return of 18.42%.

  The Federal Reserve Board adjusted monetary policy only once in 1997, raising rates 0.25% to 5.50% in March and keeping short-term rates steady. This action was seen as preemptive, sustaining the strongest growth rate possible while maintaining low inflation.

  Declining inflation continues to be favorable for U.S. bonds. The Consumer Price Index (CPI) increased only 1.8%, the lowest increase since 1986. This seeming paradox of low inflation in the midst of strong economic growth and low unemployment can be partially attributed to higher productivity keeping unit labor costs under control and easing pressure on employers' profit margins. While Gross Domestic Product (GDP) growth has been robust, 1997 saw it trending down from 4.9% in the first quarter to 3.7% in the final quarter. The deficit has also been reduced to 1974 levels due to higher tax receipts resulting from the strong economy. These factors have all come together to create the most favorable economic landscape in many years.

  In the investment grade U.S. bond market, the government, corporate and mortgage-backed sectors provided nominal returns of 10.65%, 10.88% and 9.63% respectively. On a duration-adjusted basis, corporate bonds underperformed government bonds and mortgage-backed securities actually had the highest returns. Within the corporate bond market, the worst-performing bonds were Yankee (U.S. dollar denominated) bonds from issuers in South Korea, Thailand, and Indonesia. Heavy debt burdens and dramatic currency devaluations resulted in downgraded credit ratings. Within the space of four weeks between November and December, South Korean bonds fell from a rating of A3/A- to Ba1/B+. All three countries' bonds are now rated at junk status.

  Looking ahead, the bond market's consensus is that the Asian turmoil should be beneficial to the U.S. economy in two respects. First, it may help decelerate U.S. growth, since U.S. exports to Asian countries are expected to decline. Second, weaker Asian currencies will cause Asian exporters to maintain low prices on goods they sell to U.S. consumers. These two factors are expected to heighten competition among U.S. producers and lessen inflationary pressures. In fact, possible deflationary pressures may lead the Fed to ease rates in the near future. The U.S. economy is in a strong economic position, but with an unfolding Asian crisis and unease about the future of U.S. stocks, it remains to be seen what 1998 holds for investors.

INTERNATIONAL EQUITY MARKETS

  The overwhelming story in international equities for 1997 was the economic crisis in Asia. But while the stocks and bonds of Southeast Asia suffered significantly, many developed European stock markets actually hit record highs in 1997 and offset the dismal performance of Asian markets. Developed non-U.S. equity markets returned 1.78% for the year according to the MSCI/EAFE Index.

  Emerging markets fared poorly, posting a decline of 14.85% for 1997 according to the IFC Investable Composite Total Return Index. Best performers in this group include Turkey, Russia, Hungary, Mexico, Portugal, and Greece, while worst performers include Thailand, Indonesia, Malaysia, Korea, and the Philippines.

  Driven by plunging currencies, slowing economies, and overwhelming debt, the Asian economic crisis was most clearly

    MARKET OVERVIEW

manifested in the returns of these five emerging Asian countries. However, Japan was certainly not immune to the Asian "flu" with decreased exports as well as an anemic domestic demand resulting from April's increased sales tax, Japan's equity market dropped 23.67% for the year. Coupled with a 12% annual gain of the dollar against the yen at Y130.03, Japan progressed into a position of economic weakness. Several major Japanese financial institutions closed, including Yamaichi, Japan's fourth-largest brokerage firm.

  Developed European markets posted positive returns in 1997 of 23.8%, with strongest performances coming from Switzerland, Italy and Denmark. Many European countries have trimmed budgets and taken other actions in order to comply with Maastricht guidelines, in an attempt to strengthen their economies. The UK also turned in a strong performance, reacting favorably to the newly elected Labour government's decision to allow the Bank of England to set monetary policy. Germany's high returns were driven by signs of economic growth and increased export earnings due to a weaker Deutschemark. The first addition to MSCI/EAFE, since Ireland in 1993, occurred in 1997 as Portugal was reclassified as a developed market in anticipation of its participation in next year's European Monetary Union. Portugal's market gained 47.77%.

  The IFCI Europe/Middle East/Africa region delivered a healthy 12.43% gain on equity for the year, with Turkey returning a phenomenal 117.08%, making it the worlds top-performing country. Russia, included since November in the IFCI Composite Index, gained 112.15% primarily due to economic reforms and the sale of state-owned assets. Israel, added to the Index last year, gained 24.25%. Strong earnings growth gave Hungary a return of 61.81%, and Greece finished at 37.73%, despite a negative final quarter.

  IFCI Latin America gained 29.27% for the year, even though its markets were down for the final quarter. Mexico led the region with an impressive gain of 51.58%, as investors reacted to an improving export picture. Columbia and Venezuela returned 34.45% and 27.19%, respectively. Brazil started the year out strong but lost some ground in the second half of the year due to concerns over the strength of its currency. However, Brazil still gained 25.79% on the year.

  The MSCI All-Country World Index (ACWI) Free ex-U.S., an international benchmark integrating developed and emerging equity markets, returned 21.51% in 1997, outperforming both the EAFE and the IFCI Composite indices.

INVESTMENT ADVISER DISCUSSION

                                                                  Average Annual
PERFORMANCE AS OF 2/28/98                                           Total Return
--------------------------------------------------------------------------------

                                            Approximate
                               Life of Fund   Dividends
   Fund           One year (3/1/94-2/28/98)   Per Share
   ----           -------- ---------------- -----------
   LifePath 2000    12.25%            8.67%        $ .0
   LifePath 2010    18.75%           13.28%        $.40
   LifePath 2020    24.27%           16.47%        $.31
   LifePath 2030    27.48%           18.86%        $.38
   LifePath 2040    31.02%           21.02%        $.18

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The LifePath Funds employ both strategic and tactical asset allocation techniques to manage their portfolio investments. 75% of the Fund's total asset allocation is strategic in nature, and focuses on the Fund's long-term investment allocation. The strategic allocation is determined by the tradeoff between expected returns and risks for each asset class based on the time horizon of the Fund. As each Fund nears its target date, the allocation becomes more conservative, shifting to less risky assets such as shorter-duration fixed income and money market instruments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is a continuous, process resulting in only minor monthly changes to the asset allocation. Forty years from now, the strategic allocation of LifePath 2040 Fund will look very similar to the strategic allocation of today's LifePath 2000 Fund.

Tactical allocation techniques are used to make up the remaining 25% of each Fund's entire investment allocation. This method attempts to take advantage of shorter-term market conditions by shifting Fund investments into assets that appear undervalued on a risk-adjusted basis. The Funds use two types of tactical allocations. The more conservative tactical approach of shifting from long duration bonds to short duration bonds and cash plays a larger role in the LifePath 2000 Fund than in the other Funds. The LifePath 2040 Fund, for example, makes more use of the second, and more aggressive tactical allocation which shifts assets between stocks, bonds and cash.

    INVESTMENT ADVISER DISCUSSION


The allocations of the Funds at the start of the period were as follows:

                    U.S. International  U.S.  Money
   Fund           Equity        Equity Bonds Market
   ----           ------ ------------- ----- ------
   LifePath 2000     14%            7%   75%     4%
   LifePath 2010     35%           11%   51%     3%
   LifePath 2020     48%           15%   35%     2%
   LifePath 2030     58%           18%   23%     1%
   LifePath 2040     70%           19%   10%     1%

In a period of strong equity returns, the Funds performed as expected. The higher-risk, equity-dominated Funds had higher returns than the Funds nearer their target dates. Nonetheless, the bond rally of the latter half of 1997 provided the shorter-term Funds with strong positive returns. Tactically, the Funds began the period underweighted to equities, relative to bonds, after 1996 saw stocks outperform bonds by 24%. As the bond market rallied and yields fell in 1997, the Funds made tactical shifts to increase the equity exposure that was becoming increasingly attractive on a relative basis. Similarly, the long bond yields fell from 6.7% to 5.8%. As the spread between bond and cash yields tightened , cash and short-duration fixed income instruments became more attractive than the long-duration bonds. The net result of these conditions was an increase in each fund's equity exposure, and a move from long-duration bonds to short-duration bonds and money market instruments. By the end of the period, the Funds' allocations were the following:

                    U.S. International  U.S.  Money
   Fund           Equity        Equity Bonds Market
   ----           ------ ------------- ----- ------
   LifePath 2000     19%            5%   51%    25%
   LifePath 2010     38%           10%   42%    10%
   LifePath 2020     55%           15%   25%     5%
   LifePath 2030     66%           19%   12%     3%
   LifePath 2040     80%           20%    0%     0%

A significant event in 1997 was the Southeast Asian currency crisis caused large losses in the Pan-Asian markets. However, this event had little effect on the LifePath Funds. Though the international exposure is as much as 20% of the entire allocation in any one Fund, there are only minor investments in SouthEast Asia. In fact, as the Pan-Asian markets tumbled in the last three months of 1997, the LifePath Funds all posted positive returns because of high exposure to the strong U.S. Equity market.

                          LIFEPATH 2000 INSTITUTIONAL



          STAGECOAST-LIFEPATH 2000   LEHMAN BROTHERS  S&P 500 COMPOSITE
          -------------------------------------------------------------
                     100,000            100,000        100,000
MAR-94                 9,855              9,753          9,584
JUN-94                 9,765              9,653          9,604
SEP-94                 9,878              9,712         10,074
DEC-94                 9,825              9,748         10,072
MAR-95                10,330             10,240         11,052
JUN-95                10,881             10,864         12,106
SEP-95                11,180             11,078         13,087
DEC-95                11,533             11,550         13,863
MAR-96                11,565             11,344         14,598
JUN-96                11,685             11,408         15,249
SEP-96                11,909             11,618         15,719
DEC-96                12,286             11,967         17,028
MAR-97                12,260             11,901         17,488
JUN-97                12,946             12,339         20,635
SEP-97                13,390             12,749         22,071
DEC-97                13,608             13,125         22,706
FEB-98                13,947             13,282         24,613





                          LIFEPATH 2010 INSTITUTIONAL



          STAGECOAST-LIFEPATH 2010   LEHMAN BROTHERS  S&P 500 COMPOSITE
          -------------------------------------------------------------
                     100,000            100,000        100,000
MAR-94                 9,838              9,753          9,584
JUN-94                 9,760              9,653          9,604
SEP-94                 9,900              9,712         10,074
DEC-94                 9,847              9,748         10,072
MAR-95                10,520             10,240         11,052
JUN-95                10,257             10,864         12,106
SEP-95                11,738             11,078         13,087
DEC-95                12,209             11,550         13,863
MAR-96                12,423             11,344         14,598
JUN-96                12,637             11,408         15,249
SEP-96                11,903             11,618         15,719
DEC-96                13,498             11,967         17,028
MAR-97                13,584             11,901         17,488
JUN-97                14,870             12,339         20,635
SEP-97                15,528             12,749         22,071
DEC-97                15,760             13,125         22,706
FEB-98                16,466             13,282         24,613







                          LIFEPATH 2000 INSTITUTIONAL



          STAGECOAST-LIFEPATH 2020   LEHMAN BROTHERS  S&P 500 COMPOSITE
          -------------------------------------------------------------
                     100,000            100,000        100,000
MAR-94                 9,810              9,753          9,584
JUN-94                 9,752              9,653          9,604
SEP-94                 9,916              9,712         10,074
DEC-94                 9,874              9,748         10,072
MAR-95                10,636             10,240         11,052
JUN-95                11,472             10,864         12,106
SEP-95                12,057             11,078         13,087
DEC-95                12,590             11,550         13,863
MAR-96                12,909             11,344         14,598
JUN-96                13,243             11,408         15,249
SEP-96                13,527             11,618         15,719
DEC-96                14,310             11,967         17,028
MAR-97                14,425             11,901         17,488
JUN-97                16,180             12,339         20,635
SEP-97                17,060             12,749         22,071
DEC-97                17,335             13,125         22,706
FEB-98                18,398             13,282         24,613

    INVESTMENT ADVISER DISCUSSION





                          LIFEPATH 2030 INSTITUTIONAL



          STAGECOAST-LIFEPATH 2030   LEHMAN BROTHERS  S&P 500 COMPOSITE
          -------------------------------------------------------------
                     100,000            100,000        100,000
MAR-94                 9,711              9,753          9,584
JUN-94                 9,610              9,653          9,604
SEP-94                 9,878              9,712         10,074
DEC-94                 9,857              9,748         10,072
MAR-95                10,682             10,240         11,052
JUN-95                11,637             10,864         12,106
SEP-95                12,300             11,078         13,087
DEC-95                12,928             11,550         13,863
MAR-96                13,304             11,344         14,598
JUN-96                13,707             11,408         15,249
SEP-96                14,024             11,618         15,719
DEC-96                14,953             11,967         17,028
MAR-97                15,094             11,901         17,488
JUN-97                17,247             12,339         20,635
SEP-97                18,294             12,749         22,071
DEC-97                18,625             13,125         22,706
FEB-98                19,951             13,282         24,613





                          LIFEPATH 2040 INSTITUTIONAL



          STAGECOAST-LIFEPATH 2040   LEHMAN BROTHERS  S&P 500 COMPOSITE
          -------------------------------------------------------------
                     100,000            100,000        100,000
MAR-94                 9,652              9,753          9,584
JUN-94                 9,621              9,653          9,604
SEP-94                 9,977              9,712         10,074
DEC-94                 9,955              9,748         10,072
MAR-95                10,829             10,240         11,052
JUN-95                11,799             10,864         12,106
SEP-95                12,564             11,078         13,087
DEC-95                13,194             11,550         13,863
MAR-96                13,743             11,344         14,598
JUN-96                14,239             11,408         15,249
SEP-96                14,607             11,618         15,719
DEC-96                15,591             11,967         17,028
MAR-97                15,833             11,901         17,488
JUN-97                18,398             12,339         20,635
SEP-97                19,562             12,749         22,071
DEC-97                19,776             13,125         22,706
FEB-98                21,441             13,282         24,613




Each Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. Each Master Portfolio is advised by Barclays Global Fund Advisors (BGFA).

STATEMENT OF ASSETS & LIABILITIES
FEBRUARY 28, 1998


                                                           LifePath     LifePath
                                                               2000         2010
                                                               Fund         Fund
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                             $ 67,475,575 $ 95,919,298
RECEIVABLES:
 Receivable from WFB (Note 2)                                 3,103       14,995
 Fund shares sold                                           540,515       58,754
TOTAL ASSETS                                             68,019,193   95,993,047
LIABILITIES
PAYABLES:
 Due to sponsor and distributor                              23,317       31,619
 Due to WFB (Note 2)                                              0            0
 Capital shares redeemed                                     72,703       24,733
TOTAL LIABILITIES                                            96,020       56,352
TOTAL NET ASSETS                                       $ 67,923,173 $ 95,936,695
NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 61,109,961 $ 76,886,504
 Undistributed net investment income                        385,462      385,671
 Undistributed net realized gain on investment            1,521,282    1,797,016
 Net unrealized appreciation (depreciation) of
  investments                                             4,906,468   16,867,504
TOTAL NET ASSETS                                       $ 67,923,173 $ 95,936,695
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
Net Assets - Class A                                   $ 67,909,225 $ 89,658,807
Shares outstanding - Class A                              6,271,099    6,815,464
Net asset value and offering price per share - Class
 A                                                     $      10.83 $      13.16
Net Assets - Class B                                   $          0 $  6,248,402
Shares outstanding - Class B                                      0      476,916
Net asset value and offering price per share - Class
 B                                                     $          0 $      13.10
Net Assets - Institutional class                       $     13,948 $     29,486
Shares outstanding - Institutional class                      1,355        2,526
Net asset value and offering price per share -
 Institutional class                                   $      10.29 $      11.67
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS & LIABILITIES--FEBRUARY 28, 1998



     LifePath                   LifePath                  LifePath
         2020                       2030                      2040
         Fund                       Fund                      Fund
------------------------------------------------------------------

$ 178,266,021              $ 138,450,504             $ 278,684,298
        4,135                          0                         0
      413,671                    364,114                   694,661
  178,683,827                138,814,618               279,378,959
       46,186                     38,024                    65,508
            0                      3,311                    43,800
      224,650                    126,262                   293,835
      270,836                    167,597                   403,143
$ 178,412,991              $ 138,647,021             $ 278,975,816
$ 129,742,850              $  94,588,778             $ 198,516,273
      444,443                    209,406                   124,405
    3,631,348                  2,325,866                 4,263,946
   44,594,350                 41,522,971                76,071,192
$ 178,412,991              $ 138,647,021             $ 278,975,816
$ 166,198,003              $ 126,130,682             $ 248,195,091
   11,304,269                  7,641,679                14,537,252
$       14.70              $       16.51             $       17.07
$  12,129,385              $  12,469,207             $  30,753,993
      883,660                    766,089                 1,834,957
$       14.55              $       16.28             $       16.76
$      85,603              $      47,132             $      26,732
        6,180                      2,929                     1,635
$       13.85              $       16.09             $       16.35
------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998


                                                     LifePath      LifePath
                                                         2000          2010
                                                         Fund          Fund
----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
 Dividends                                       $    290,356  $    735,016
 Interest                                         3,390,560       2,816,848
 Expenses                                            (403,248)     (483,532)
 NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO                                         3,277,668     3,068,332
EXPENSES (NOTE 2)
 Administration fee                                    73,243        87,886
 Shareholder servicing fees                           146,486       175,771
 Transfer agency fees                                  73,243        87,886
 Distribution costs - Class A                         183,075       213,875
 Distribution costs - Class B                               0        17,269
TOTAL EXPENSES                                        476,047       582,687
NET INVESTMENT INCOME                               2,801,621     2,485,645
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments    4,301,793     5,714,054
NET REALIZED GAIN (LOSS) ON INVESTMENTS             4,301,793     5,714,054
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER SERIES
 Net change in unrealized appreciation
  (depreciation) of investments                     1,145,265     6,828,482
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS     1,145,265     6,828,482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $  8,248,679  $ 15,028,181
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1998



    LifePath            LifePath                    LifePath
        2020                2030                        2040
        Fund                Fund                        Fund
-------------------------------------------------------------

$  1,878,044        $  1,655,151                $  3,640,493
   3,308,436           1,497,067                     944,620
   (880,206)            (644,467)                 (1,253,906)
   4,306,274           2,507,751                   3,331,207
     160,021             117,214                     227,985
     320,043             234,428                     455,970
     160,021             117,214                     227,985
     387,413             280,561                     540,814
      37,350              37,091                      87,274
   1,064,848             786,508                   1,540,028
   3,241,426           1,721,243                   1,791,179
  10,898,128           6,664,486                  20,942,146
  10,898,128           6,664,486                  20,942,146
  20,358,807          20,833,854                  39,110,252
  20,358,807          20,833,854                  39,110,252
$ 34,498,361        $ 29,219,583                $ 61,843,577
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                          LifePath 2000 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1998  February 28, 1997
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   2,801,621      $   3,636,851
 Net realized gain (loss) on sale of
  investments                                    4,301,793          2,732,074
 Net change in unrealized appreciation
  (depreciation) of investments                  1,145,265           (959,715)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       8,248,679          5,409,210
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                       (2,974,734)        (3,756,712)
  Class B                                                0                  0
  Institutional class                                    0               (570)
 From net realized gain from sale of
  investments
  Class A                                       (4,075,304)        (1,721,568)
  Class B                                                0                  0
  Institutional class                                 (862)           (48,077)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A            11,675,990         37,948,187
 Reinvestment of dividends - Class A             6,867,295          5,135,618
 Cost of shares redeemed - Class A             (36,779,860)       (58,589,767)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                        (18,236,575)       (15,505,962)
 Proceeds from shares sold - Class B                     0                  0
 Reinvestment of dividends - Class B                     0                  0
 Cost of shares redeemed - Class B                       0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                  0                  0
 Proceeds from shares sold -
   Institutional class                                   0          1,267,997
 Reinvestment of dividends -
   Institutional class                                 862            208,022
 Cost of shares redeemed - Institutional
  class                                                  0        (18,222,796)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                    862        (16,746,777)
INCREASE (DECREASE) IN NET ASSETS              (17,037,934)       (32,370,456)
NET ASSETS:
Beginning net assets                            84,961,107        117,331,563
ENDING NET ASSETS                            $  67,923,173      $  84,961,107
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS




                 LifePath 2010 Fund                    LifePath 2020 Fund
------------------------------------  ------------------------------------
          For the            For the            For the            For the
       Year Ended         Year Ended         Year Ended         Year Ended
February 28, 1998  February 28, 1997  February 28, 1998  February 28, 1997
----------------------------------------------------------

    $   2,485,645      $   2,438,078      $   3,241,426      $   3,165,347
        5,714,054          2,784,852         10,898,128          8,285,130
        6,828,482            704,734         20,358,807          3,932,094
       15,028,181          5,927,664         34,498,361         15,382,571
      (2,575,007)         (2,393,878)        (3,252,950)        (3,234,978)
         (31,698)                  0            (47,199)                 0
          (1,221)             (1,673)            (1,772)            (1,862)
      (5,401,825)           (999,794)       (10,821,255)        (4,457,911)
        (261,495)                  0           (555,904)                 0
          (1,957)           (138,908)            (5,732)           (97,440)
       15,777,443         34,070,450         28,343,707         52,706,149
        7,917,812          3,206,892         13,987,631          3,353,041
     (23,646,888)        (26,504,856)       (41,621,895)       (43,292,145)
           48,367         10,772,486            709,443         12,767,045
        6,169,331                  0         11,509,114                  0
          288,508                  0            588,214                  0
        (321,968)                  0           (509,483)                 0
        6,135,871                  0         11,587,845                  0
                2          2,529,219                  0          1,484,241
            3,178            289,983              7,501            349,700
         (24,970)        (34,601,841)               (90)       (38,954,344)
         (21,790)        (31,782,639)             7,411        (37,120,403)
       12,917,426        (18,616,742)        32,118,248        (16,762,978)
       83,019,269        101,636,011        146,294,743        163,057,721
    $  95,936,695      $  83,019,269      $ 178,412,991      $ 146,294,743
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                          LifePath 2030 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1998  February 28, 1997
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   1,721,243      $   1,657,635
 Net realized gain (loss) on sale of
  investments                                    6,664,486          4,461,859
 Net change in unrealized appreciation
  (depreciation) of investments                 20,833,854          5,090,075
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      29,219,583         11,209,569
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                       (1,721,740)        (1,710,475)
  Class B                                          (28,281)                 0
  Institutional class                               (1,108)            (5,645)
 From net realized gain from sale of
  investments
  Class A                                       (6,317,229)        (2,265,932)
  Class B                                         (448,302)                 0
  Institutional class                               (2,388)           (61,335)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A            20,334,470         30,971,697
 Reinvestment of dividends - Class A             7,987,742          3,826,842
 Cost of shares redeemed - Class A             (23,153,085)       (27,148,781)
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING -CLASS A                            5,169,127          7,649,758
 Proceeds from shares sold - Class B            11,536,495                  0
 Reinvestment of dividends - Class B               473,399                  0
 Cost of shares redeemed - Class B                (351,165)                 0
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING - CLASS B                          11,658,729                  0
 Proceeds from shares sold -
   Institutional class                                   0          1,939,792
 Reinvestment of dividends -
   Institutional class                               3,494            188,977
 Cost of shares redeemed - Institutional
  class                                             (4,321)       (24,283,479)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                   (827)       (22,154,710)
INCREASE (DECREASE) IN NET ASSETS               37,527,564         (7,338,770)
NET ASSETS:
Beginning net assets                           101,119,457        108,458,227
ENDING NET ASSETS                            $ 138,647,021      $ 101,119,457
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS




                                          LifePath 2040 Fund
-------------------------------------------------------------
          For the                                     For the
       Year Ended                                  Year Ended
February 28, 1998                           February 28, 1997
-------------------------------------------------------------

    $   1,791,179                               $   2,019,898
       20,942,146                                  13,884,725
       39,110,252                                  11,621,464
       61,843,577                                  27,526,087
       (1,930,509)                                 (2,045,803)
          (14,585)                                          0
             (263)                                       (338)
      (21,055,603)                                 (7,609,699)
       (1,893,805)                                          0
           (2,348)                                   (797,501)
       53,851,530                                  76,803,382
       22,961,611                                   2,589,866
      (53,765,333)                                (52,840,894)
       23,047,808                                  26,552,354
       28,753,908                                           0
        1,908,390                                           0
       (1,263,288)                                          0
       29,399,010                                           0
                0                                   1,917,732
            2,609                                     248,730
                0                                 (32,335,375)
            2,609                                 (30,168,913)
       89,395,891                                  13,456,187
      189,579,925                                 176,123,738
    $ 278,975,816                               $ 189,579,925
--------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                 LifePath 2000 Fund
                           -----------------------------------------------------------------------------------------------
                                      Year Ended              Year Ended               Year Ended              Year Ended
                                   Feb. 28, 1998           Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                           ----------------------  ----------------------  -----------------------  ----------------------
                             Class  Institutional    Class  Institutional     Class  Institutional    Class  Institutional
                                 A          Class        A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $ 10.71         $ 9.79  $ 10.64        $ 10.67    $ 9.92         $ 9.94  $ 10.00        $ 10.00
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income        0.43           0.39     0.42           1.29      0.40           0.42     0.34           0.35
 Net realized and
  unrealized gain (loss)
  on investments              0.81           0.79     0.28          (0.60)     0.86           0.86    (0.14)         (0.12)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM INVESTMENT
 OPERATIONS                   1.24           1.18     0.70           0.69      1.26           1.28     0.20           0.23
LESS DISTRIBUTIONS:
 Distributions from net
  investment income          (0.44)          0.00    (0.42)         (1.36)    (0.41)         (0.42)   (0.27)         (0.28)
 Distributions from net
  realized capital gains     (0.68)         (0.68)   (0.21)         (0.21)    (0.13)         (0.13)   (0.01)         (0.01)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM DISTRIBUTIONS     (1.12)         (0.68)   (0.63)         (1.57)    (0.54)         (0.55)   (0.28)         (0.29)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END OF
 PERIOD                    $ 10.83        $ 10.29  $ 10.71         $ 9.79   $ 10.64        $ 10.67   $ 9.92         $ 9.94
                           =======  =============  =======  =============  ========  =============  =======  =============
TOTAL RETURN                 11.99%         12.25%    6.74%          7.23%    12.98%         13.19%    2.10%          2.38%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)             $67,909        $    14  $84,949        $    12  $100,070        $17,262  $54,617        $ 7,499
 Number of shares
  outstanding, end of
  period (000)               6,272              1    7,934              1     9,406          1,618    5,503            754
RATIOS TO AVERAGE NET
 ASSETS:(/1/)
 Ratio of expenses to
  average net assets          1.20%          0.95%    1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income to
  average net assets          3.83%          4.06%    3.93%          4.17%     4.00%          4.23%    4.62%          4.89%
---------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

    FINANCIAL HIGHLIGHTS



                                                                             LifePath 2010 Fund
-------------------------------------------------------------------------------------------------------
                   Year Ended               Year Ended              Year Ended              Year Ended
                Feb. 28, 1998            Feb. 28, 1997           Feb. 29, 1996           Feb. 28, 1995
-------------------------------  ----------------------  ----------------------  ----------------------
  Class    Class  Institutional    Class  Institutional    Class  Institutional    Class  Institutional
      A        B          Class        A          Class        A          Class        A          Class
--------------------------------------------------------------------------------------------------------
$ 12.20  $ 12.02        $ 10.94  $ 11.42        $ 11.47   $ 9.99        $ 10.02  $ 10.00        $ 10.00
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
   0.36     0.19           0.38     0.34           1.57     0.32           0.34     0.34           0.33
   1.82     1.88           1.59     0.95          (0.36)    1.58           1.60    (0.02)          0.01
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
   2.18     2.07           1.97     1.29           1.21     1.90           1.94     0.32           0.34
  (0.38)   (0.15)         (0.40)   (0.34)         (1.57)   (0.33)         (0.35)   (0.28)         (0.27)
  (0.84)   (0.84)         (0.84)   (0.17)         (0.17)   (0.14)         (0.14)   (0.05)         (0.05)
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
  (1.22)   (0.99)         (1.24)   (0.51)         (1.74)   (0.47)         (0.49)   (0.33)         (0.32)
-------  -------  -------------  -------  -------------  -------  -------------  -------  -------------
$ 13.16  $ 13.10        $ 11.67  $ 12.20        $ 10.94  $ 11.42        $ 11.47   $ 9.99        $ 10.02
=======  =======  =============  =======  =============  =======  =============  =======  =============
  18.45%   17.64%         18.75%  11.60 %         11.89%   19.40%         19.69%    3.31%          3.53%
$89,659  $ 6,248        $    29  $82,971        $    49  $67,178        $34,458  $36,764        $13,028
  6,815      477              3    6,801              4    5,883          3,004    3,679          1,300
   1.20%    1.70%          0.95%    1.20%          0.95%    1.20%          0.95%    1.20%          0.95%
   2.85%    2.15%          3.14%    3.16%          3.41%    3.06%          3.27%    4.40%          4.61%
--------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           LifePath 2020 Fund
                           ------------------------------------------------------------------------------------------
                                             Year Ended            Year Ended          Year Ended         Year Ended
                                          Feb. 28, 1998         Feb. 28, 1997       Feb. 29, 1996      Feb. 28, 1995
                           ------------------------------  -------------------  ------------------  -----------------
                                                 Institu-             Institu-            Institu-           Institu-
                              Class      Class     tional     Class     tional     Class    tional    Class    tional
                                  A          B      Class         A      Class         A     Class        A     Class
----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD       $ 12.98    $ 12.79    $ 12.28   $ 11.98    $ 11.98   $ 10.17   $ 10.17  $ 10.00   $ 10.00
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income         0.28       0.14       0.30      0.27       0.96      0.27      0.29     0.28      0.30
 Net realized and
  unrealized gain on
  investments                  2.73       2.74       2.58      1.43       0.72      2.03      2.03     0.12      0.12
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 TOTAL FROM INVESTMENT
  OPERATIONS                   3.01       2.88       2.88      1.70       1.68      2.30      2.32     0.40      0.42
 LESS DISTRIBUTIONS:
 Distributions from net
  investment income           (0.29)     (0.12)     (0.31)    (0.28)     (0.96)    (0.28)    (0.30)   (0.23)    (0.25)
 Distributions from net
  realized capital gains      (1.00)     (1.00)     (1.00)    (0.42)     (0.42)    (0.21)    (0.21)   0 .00      0.00
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 TOTAL FROM DISTRIBUTIONS     (1.29)     (1.12)     (1.31)    (0.70)     (1.38)    (0.49)    (0.51)   (0.23)    (0.25)
                           --------  ---------  ---------  --------  ---------  --------  --------  -------  --------
 NET ASSET VALUE, END OF
  PERIOD                    $ 14.70    $ 14.55    $ 13.85   $ 12.98    $ 12.28   $ 11.98   $ 11.98  $ 10.17   $ 10.17
                           ========  =========  =========  ========  =========  ========  ========  =======  ========
 TOTAL RETURN                 23.97%     23.05%     24.27%   14.65 %     15.14%    22.94%    23.18%    4.12%     4.39%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000)             $166,198    $12,129     $   86  $146,226     $   69  $122,488   $40,570  $66,036   $16,618
 Number of shares
  outstanding, end of
  period (000)               11,304        884          6    11,264          6    10,224     3,385    6,494     1,634
 RATIOS TO AVERAGE NET
  ASSETS:(/1/)
 Ratio of expenses to
  average net assets           1.20%      1.70%      0.95%     1.20%      0.95%     1.20%     0.95%    1.20%     0.95%
 Ratio of net investment
  income to average net
  assets                       2.05%      1.33%      2.30%     2.33%      2.57%     2.45%     2.68%    3.64%     3.88%
----------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.
The accompanying notes are an integral part of these financial statements.

    FINANCIAL HIGHLIGHTS




                                                                 LifePath 2030 Fund
-------------------------------------------------------------------------------------------
                  Year Ended            Year Ended          Year Ended          Year Ended
               Feb. 28, 1998         Feb. 28, 1997       Feb. 29, 1996        Feb 28, 1995
------------------------------  -------------------  ------------------  ------------------
                      Institu-             Institu-            Institu-            Institu-
   Class      Class     tional     Class     tional     Class    tional    Class     tional
       A          B      Class         A      Class         A     Class        A      Class
--------------------------------------------------------------------------------------------
 $ 13.83    $ 13.63    $ 13.70   $ 12.34    $ 12.37   $ 10.17   $ 10.18  $ 10.00    $ 10.00
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
    0.23       0.10       0.26      0.22       0.49      0.21      0.23     0.26       0.29
    3.54       3.50       3.37      1.83       1.66      2.45      2.47     0.13       0.14
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
    3.77       3.60       3.63      2.05       2.15      2.66      2.70     0.39       0.43
   (0.23)     (0.09)     (0.38)    (0.23)     (0.49)    (0.22)    (0.24)   (0.22)     (0.25)
   (0.86)     (0.86)     (0.86)    (0.33)     (0.33)    (0.27)    (0.27)    0.00       0.00
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
   (1.09)     (0.95)     (1.24)    (0.56)     (0.82)    (0.49)    (0.51)   (0.22)     (0.25)
--------  ---------  ---------  --------  ---------  --------  --------  -------  ---------
 $ 16.51    $ 16.28    $ 16.09   $ 13.83    $ 13.70   $ 12.34   $ 12.37  $ 10.17    $ 10.18
========  =========  =========  ========  =========  ========  ========  =======  =========
   28.01%     26.93%     27.48%    17.01%     18.13%    26.53%    26.88%    4.03%      4.42%
$126,131    $12,469    $    47  $101,078    $    41   $83,012   $25,447  $41,153    $ 9,682
   7,642        766          3     7,307          3     6,728     2,058    4,045        951
    1.20%      1.70%      0.95%     1.20%      0.95%     1.20%     0.95%    1.20%      0.95%
    1.50%      0.76%      1.74%     1.81%      2.06%     1.92%     2.15%    3.35%      3.59%
--------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                      LifePath 2040 Fund
                      ----------------------------------------------------------------------------------------------------------
                                          Year Ended                Year Ended               Year Ended              Year Ended
                                       Feb. 28, 1998             Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                      --------------------------------  -----------------------  -----------------------  ----------------------
                         Class    Class  Institutional     Class  Institutional     Class  Institutional    Class  Institutional
                             A        B          Class         A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD   $ 14.50  $ 14.29        $ 13.94   $ 12.84        $ 12.86   $ 10.37        $ 10.37  $ 10.00        $ 10.00
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
  income                  0.13     0.03           0.16      0.16           0.63      0.15           0.17     0.18           0.20
 Net realized and
  unrealized gain on
  investments             4.17     4.06           4.02      2.35           1.78      2.82           2.84     0.34           0.34
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 INVESTMENT
 OPERATIONS               4.30     4.09           4.18      2.51           2.41      2.97           3.01     0.52           0.54
LESS DISTRIBUTIONS:
 Distributions from
  net investment
  income                 (0.14)   (0.03)         (0.18)    (0.16)         (0.64)    (0.16)         (0.18)   (0.15)         (0.17)
 Distributions from
  net realized
  capital gains          (1.59)   (1.59)         (1.59)    (0.69)         (0.69)    (0.34)         (0.34)       0              0
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 DISTRIBUTIONS           (1.73)   (1.62)         (1.77)    (0.85)         (1.33)    (0.50)         (0.52)   (0.15)         (0.17)
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END
 OF PERIOD             $ 17.07  $ 16.76        $ 16.35   $ 14.50        $ 13.94   $ 12.84        $ 12.86  $ 10.37        $ 10.37
                      ========  =======  =============  ========  =============  ========  =============  =======  =============
TOTAL RETURN            30.66%    29.47%         31.02%    20.17%         19.89%    28.91%         29.32%    5.26%          5.55%
RATIOS/SUPPLEMENTAL DATA:
 Net assets,
  end of period
  (000)               $248,195  $30,754        $    27  $189,560        $    20  $142,738        $33,386  $56,737        $ 9,976
 Number of shares
  outstanding, end
  of period (000)       14,537    1,835              2    13,073              1    11,114          2,596    5,472            962
RATIOS TO AVERAGE NET
 ASSETS:(/1/)
 Ratio of expenses
  to average net
  assets                  1.20%    1.70%          0.95%     1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income
  to average net
  assets                  0.82%    0.08%          1.07%     1.22%          1.47%     1.29%          1.53%    2.35%          2.61%
---------------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment com-pany. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 18, 1993. The Trust currently is authorized to issue ten separate funds, of which the following commenced op-erations on March 1, 1994: LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently fol-lowed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

  Each Fund is authorized to issue three classes of shares: Class A, Class B and an Institutional Class. On March 1, 1997, the Retail Class' name was changed to Class A and the Funds commenced offering Class B shares. The three classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particu-lar class. All shareholders bear the common expenses of the Fund and earn in-come from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS
Portfolio has the same investment objective as the Fund bearing the correspond-ing name. The value of each Fund's investment in its corresponding Master Port-folio reflects that Fund's interest in the net assets of that Master Portfolio ( 58.07%, 46.07%, 54.64%, 59.27%, and 68.86%) for the LifePath 2000, LifePath
2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at February 28, 1998. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Port-folio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Port-folios are valued at the last reported sale price on the primary securities ex-change or national securities market on which such securities are traded. Secu-rities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by deal-ers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt se-curities and money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted se-curities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with poli-cies approved by the Master Portfolios' Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-divi-dend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

  The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfo-lio, including the Portfolio of Investments, are included elsewhere in this re-port and should be read in conjunction with the corresponding Fund's financial statements.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Each Fund declares and pays dividends to shareholders from net investment in-come quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal in-come tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

  FEDERAL INCOME TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and ex-cise taxes. Accordingly, no provision for federal taxes was required.


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's av-erage daily net assets.

  On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry profes-sionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a fee of up to 0.20% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with BGI.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS
  ORGANIZATION EXPENSES

  Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor.

  Certain officers and directors of the Trust are also officers of Stephens. At February 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Funds' outstanding shares.

  Investors Bank & Trust Company ("IBT") serves as the sub-administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

  The Trust has entered into an agreement with Stephens on behalf of Class A and Class B shares for distribution services and has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B shares on an annual basis.

  The Trust has also entered into administration services arrangements with WFB and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. Under the arrangement, WFB and Stephens are entitled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund of 0.10%. This fee is an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. WFB and Stephens may delegate certain of their administration duties to sub-administrators.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

3.  CAPITAL SHARE TRANSACTIONS

  As of February 28, 1998, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                       LifePath 2000 Fund
                                      -----------------------------------
                                                For the           For the
                                            Year  Ended        Year Ended
                                      February 28, 1998 February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                         1,069,311         3,580,908
 Shares issued in reinvestments of
  dividends--Class A                            642,199           486,593
 Shares redeemed--Class A                   (3,374,501)        (5,539,884)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                       (1,662,991)        (1,472,383)
 Shares sold--Class B                                 0                 0
 Shares issued in reinvestments of
  dividends--Class B                                  0                 0
 Shares redeemed--Class B                             0                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                                 0                 0
 Shares sold--Institutional Class                     0           119,465
 Shares issued in reinvestments of
  dividends--Institutional Class                     86            19,942
 Shares redeemed--Institutional Class                 0        (1,755,819)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                    86        (1,616,412)

                                                       LifePath 2010 Fund
                                      -----------------------------------
                                                For the           For the
                                             Year Ended        Year Ended
                                      February 28, 1998 February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                         1,237,645         2,915,095
 Shares issued in reinvestments of
  dividends--Class A                            625,584           275,092
 Shares redeemed--Class A                   (1,849,051)        (2,272,271)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                            14,178           917,916
 Shares sold--Class B                           479,146                 0
 Shares issued in reinvestments of
  dividends--Class B                             22,852                 0
 Shares redeemed--Class B                      (25,082)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                           476,916                 0
 Shares sold--Institutional Class                     0           221,309
 Shares issued in reinvestments of
  dividends--Institutional Class                    283            25,767
 Shares redeemed--Institutional Class           (2,200)        (3,246,296)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS               (1,917)        (2,999,220)

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

                                                       LifePath 2020 Fund
                                      -----------------------------------
                                                For the           For the
                                             Year Ended        Year Ended
                                      February 28, 1998 February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                         2,024,326         4,270,394
 Shares issued in reinvestments of
  dividends--Class A                          1,004,243           275,620
 Shares redeemed--Class A                   (2,988,127)        (3,506,234)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                            40,442         1,039,780
 Shares sold--Class B                           826,855                 0
 Shares issued in reinvestments of
  dividends--Class B                             42,494                 0
 Shares redeemed--Class B                      (35,689)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                           833,660                 0
 Shares sold--Institutional Class                     0            24,129
 Shares issued in reinvestments of
  dividends--Institutional Class                    572            29,678
 Shares redeemed--Institutional Class               (7)        (3,533,425)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                   565        (3,379,618)

                                                       LifePath 2030 Fund
                                      -----------------------------------
                                                For the           For the
                                             Year Ended        Year Ended
                                      February 28, 1998 February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                         1,342,637         2,403,224
 Shares issued in reinvestments of
  dividends--Class A                            518,299           296,195
 Shares redeemed--Class A                   (1,526,062)        (2,120,516)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                           334,874           578,903
 Shares sold--Class B                           757,631                 0
 Shares issued in reinvestments of
  dividends--Class B                             30,895                 0
 Shares redeemed--Class B                      (22,437)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                           766,089                 0
 Shares sold--Institutional Class                     0           156,936
 Shares issued in reinvestments of
  dividends--Institutional Class                    236            15,512
 Shares redeemed--Institutional Class             (297)        (2,227,326)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                  (61)        (2,054,878)

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

                                                       LifePath 2040 Fund
                                      -----------------------------------
                                               For  the           For the
                                             Year Ended        Year Ended
                                      February 28, 1998 February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                         3,374,578         5,678,582
 Shares issued in reinvestments of
  dividends--Class A                          1,443,325           196,508
 Shares redeemed--Class A                   (3,354,023)        (3,916,082)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                         1,463,880         1,959,008
 Shares sold--Class B                         1,791,429                 0
 Shares issued in reinvestments of
  dividends--Class B                            122,045                 0
 Shares redeemed--Class B                      (78,517)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                         1,834,957                 0
 Shares sold--Institutional Class                     0           148,636
 Shares issued in reinvestments of
  dividends--Institutional Class                    171            19,679
 Shares redeemed--Institutional Class                 0        (2,763,338)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                   171        (2,595,023)

4.  PORTFOLIO SECURITIES LOANED

  As of February 28, 1998, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing serv-ices in connection with the securities lending program. The value of the secu-rities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio's financial statements.

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
STAGECOACH TRUST:

We have audited the accompanying statements of assets and liabilities of Stage-coach Trust (comprising respectively, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year pe-riod then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of Feb-ruary 28, 1998, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Trust as of February 28, 1998, the results of their operations, the changes in their net assets and their finan-cial highlights for the periods indicated herein in conformity with generally accepted accounting principles.


/s/ KPMG Peat Markwick LLP

San Francisco, California
April 3, 1998

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           23.63%                   48.34%
ADVERTISING
PERCENT OF NET ASSETS                            0.03%                    0.04%
Omnicom Group                         776 $     35,502       1,340 $     61,305
Outdoor Systems Inc                     0          --          600       17,888
                                          ------------             ------------
           TOTAL ADVERTISING
                     - VALUE              $     35,502             $     79,193
                     -  COST              $     15,003             $     37,316
AEROSPACE & DEFENSE
PERCENT OF NET ASSETS                            0.28%                    0.71%
Allied Signal Inc                     922 $     39,243       4,665 $    198,554
Boeing Co                           1,742       94,504       8,317      451,197
Briggs & Stratton Corp                 52        2,304         268       11,876
Coltec Industries+                    200        5,213         500       13,031
Gencorp Inc                             0          --            0          --
General Dynamics Corp                  63        5,465         602       52,224
Gulfstream Aerospace Corp+              0          --          400       16,200
Lockheed Martin Corp                  360       42,008       1,699      198,252
Newport News Shipbuilding              64        1,749         293        7,979
Northrop Grumman Corp                 139       19,321         554       77,006
Primex Technologies Inc                47        2,033          56        2,422
Rockwell International Corp           320       19,360       1,879      113,680
Sequa Corp Class A+                   110        8,271           0          --
Stewart & Stevenson Services          364        8,895         380        9,286
Sundstrand Corp                       326       19,723         560       33,880
Textron Inc                           267       20,008       1,469      110,083
United Technologies Corp              406       36,261       2,001      178,714
                                          ------------             ------------
   TOTAL AEROSPACE & DEFENSE
                     - VALUE              $    324,358             $  1,474,384
                     -  COST              $    251,064             $  1,062,982
AIRLINES
PERCENT OF NET ASSETS                            0.24%                    0.48%
Airtran Holdings Inc+                 300 $      1,744         200 $      1,163
Amr Corp+                             137       17,339         796      100,744
British Airways PLC ADR (UK)          760       72,200       2,400      228,000
Comair Holdings Inc                     0          --          600       15,975
Continental Airlines Class
 B+                                     0          --          500       25,125
Delta Air Lines Inc                   141       15,942         664       75,074
Fdx Corp+                             232       14,776       1,287       81,966
Japan Air Lines Co ADR
 (Japan)                            9,808       78,464      31,600      252,800
KLM Royal Dutch Airlines ADR
 (NetherLands)                        313       11,464       1,024       37,493
Northwest Airlines Corp
 Class A+                             400       23,550         700       41,213

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
                   69.76%                   85.55%                   99.42%

                    0.05%                    0.06%                    0.09%
      3,040  $    139,080       2,520 $    115,290       6,116 $    279,807
      1,350        40,247       1,050       31,303       2,350       70,059
             ------------             ------------             ------------
             $    179,327             $    146,593             $    349,866
             $     78,337             $     79,178             $    203,852
                    1.05%                    1.26%                    1.22%
     11,296  $    480,786       9,737 $    414,431      16,337 $    695,344
     19,888     1,078,924      17,157      930,767      28,885    1,567,011
        557        24,682         459       20,339         829       36,735
        700        18,244         900       23,456       1,800       46,913
        485        13,216           0          --            0          --
      1,301       112,862       1,112       96,466       1,846      160,140
        900        36,450         700       28,350       1,600       64,800
      3,890       453,914       3,368      393,004       5,597      653,100
        616        16,775         465       12,677         846       23,065
      1,368       190,152       1,184      164,576       1,973      274,247
        108         4,662          86        3,711         126        5,450
      4,164       251,922       3,548      214,654       6,051      366,085
        137        10,301         102        7,669           0          --
        495        12,097         365        8,920         845       20,650
      1,090        65,945         930       56,265       2,090      126,445
      3,286       246,245       2,844      213,122       4,768      357,302
      4,657       415,928       4,040      360,823       6,710      599,287
             ------------             ------------             ------------
             $  3,433,105             $  2,949,230             $  4,996,574
             $  2,331,805             $  2,008,448             $  4,079,521
                    0.69%                    0.89%                    0.94%
        400  $      2,325         200 $      1,163         700 $      4,069
      1,842       233,128       1,596      201,994       2,602      329,316
      5,425       515,375       4,900      465,500       9,050      859,750
      1,200        31,950       1,000       26,625       2,100       55,913
        900        45,225         900       45,225       1,900       95,475
      1,443       163,149       1,275      144,155       2,175      245,911
      2,958       188,388       2,489      158,518       4,458      283,919
     72,475       579,800      73,774      590,192     118,787      950,296
      2,358        86,362       2,198       80,502       3,980      145,767
      1,500        88,313       1,300       76,538       2,800      164,850

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Southwest Airlines Co                346 $      9,926       1,869 $     53,617
Ual Corp+                            300       25,538         600       51,075
USAir Group Inc+                     133        8,421         663       41,976
                                         ------------             ------------
             TOTAL AIRLINES
                    - VALUE              $    279,364             $  1,006,221
                    -  COST              $    268,600             $    962,134
APPAREL
PERCENT OF NET ASSETS                           0.09%                    0.18%
CVS Corp                             647 $     47,918       1,408 $    104,280
Fruit of the Loom Inc Class
 A+                                  117        3,759         655       21,042
Hartmarx Corp+                        81          658         230        1,869
Land's End Inc+                        0          --            0          --
Liz Claiborne Inc                     91        4,550         585       29,250
Nike Inc Class B                     383       16,804       2,411      105,783
Nine West Group Inc+                 200        5,500         300        8,250
Oshkosh B'Gosh Class A                26        1,021          49        1,923
Phillips Van Heusen Corp               0          --            0          --
Reebok International Ltd+             97        3,025         429       13,379
Russell Corp                          75        2,034         298        8,083
Stride Rite Corp                      63          772         375        4,594
VF Corp                              130        6,199       1,211       57,750
Warnaco Group Inc Class A            300       11,138         500       18,563
                                         ------------             ------------
              TOTAL APPAREL
                    - VALUE              $    103,378             $    374,766
                    -  COST              $     66,123             $    279,742
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                           0.13%                    0.34%
Bandag Inc                             0 $        --          100 $      5,606
Bandag Inc Class A                   100        5,163         100        5,163
Breed Technologies Inc                 0          --            0          --
Cooper Tire & Rubber Co              125        2,883         649       14,968
Dana Corp                            152        8,294         891       48,615
Deluxe Corp                          174        5,927         749       25,513
Eaton Corp                            86        8,261         684       65,707
Echlin Inc                           105        5,309         596       30,135
Genuine Parts Co                     359       13,283       1,644       60,828
Goodyear Tire & Rubber Co            247       17,074       1,345       92,973
Illinois Tool Works Inc              359       21,518       2,013      120,654
ITT Industries Inc                   236        8,083       1,081       37,024
Lear Corp+                           200       10,575         500       26,438
Mascotech Inc                          0          --          300        6,225
Meritor Automotive Inc                70        1,750         730       18,250
Modine Manufacturing Co              309       10,815         250        8,750

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      4,134  $    118,594       3,688 $    105,800       8,366 $    240,000
      1,200       102,150       1,100       93,638       2,300      195,788
      1,493        94,526       1,470       93,069       3,462      219,188
             ------------             ------------             ------------
             $  2,249,285             $  2,082,919             $  3,790,242
             $  2,046,107             $  1,921,042             $  3,594,674
                    0.27%                    0.31%                    0.35%
      3,219  $    238,407       2,749 $    203,598       6,670 $    493,997
      1,442        46,324       1,151       36,976       2,093       67,238
        389         3,161         354        2,876         618        5,021
        547        21,538           0          --            0          --
      1,399        69,950       1,114       55,700       2,028      101,400
      5,819       255,309       4,986      218,761       8,402      368,638
        300         8,250         400       11,000       1,000       27,500
        228         8,949          85        3,336         222        8,714
        410         5,330         290        3,770           0          --
      1,041        32,466         923       28,786       2,094       65,307
        752        20,398         721       19,557       1,106       30,000
        893        10,939         707        8,661       1,450       17,763
      2,454       117,025       2,031       96,853       3,491      166,477
      1,000        37,125         800       29,700       2,100       77,963
             ------------             ------------             ------------
             $    875,171             $    719,574             $  1,430,018
             $    639,350             $    537,857             $  1,249,550
                    0.48%                    0.57%                    0.63%
        200  $     11,213         100 $      5,606         300 $     16,819
        200        10,325         200       10,325         400       20,650
          0           --            0          --          100        2,175
      1,631        37,615       1,228       28,321       2,207       50,899
      2,102       114,690       1,794       97,885       3,057      166,798
      1,621        55,215       1,377       46,904       2,299       78,310
      1,574       151,202       1,294      124,305       2,219      213,163
      1,252        63,304       1,080       54,608       1,781       90,052
      3,574       132,238       3,049      112,795       5,151      190,587
      3,108       214,840       2,687      185,739       4,471      309,058
      4,572       274,034       3,904      233,996       9,687      580,614
      2,416        82,748       1,944       66,582       3,542      121,313
      1,000        52,875         800       42,300       1,800       95,175
          0           --          400        8,300         800       16,600
      1,418        35,450       1,232       30,800       4,310      107,750
        465        16,275         335       11,725         500       17,500

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Navistar International Corp+          134 $      4,070         681 $     20,685
PACCAR Inc                            103        6,521         687       43,496
Pep Boys-Manny Moe & Jack              59        1,512         599       15,349
Strattec Security Corp+                10          263          28          737
Superior Industries
 International Inc                    322       10,002         260        8,076
TRW Inc                               231       12,662       1,060       58,101
                                          ------------             ------------
TOTAL AUTO PARTS & EQUIPMENT
                     - VALUE              $    153,965             $    713,293
                     -  COST              $    116,710             $    513,307
AUTOMOBILES
PERCENT OF NET ASSETS                            0.78%                    1.61%
Chrysler Corp                       1,119 $     43,571       5,550 $    216,103
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                          4,451      361,087      14,860    1,205,518
Fiat SpA ADR (UK)                   4,288       76,112      14,030      249,033
Ford Motor Co                       2,081      117,707       9,992      565,172
General Motors Corp Class A         1,211       83,483       5,827      401,699
General Motors Class H                500       20,719       1,000       41,438
Harley-Davidson Inc                   736       21,344       1,500       43,500
Hertz Corp. Class A                     0          --          200        7,925
Honda Motor Co Ltd ADR
 (Japan)                              533       37,510       1,895      133,361
Nissan Motor Co Ltd ADR
 (Japan)                            3,635       32,261      11,246       99,808
Toyota Motor Corp ADR
 (Japan)                            2,178      119,518       6,951      381,436
                                          ------------             ------------
           TOTAL AUTOMOBILES
                     - VALUE              $    913,312             $  3,344,993
                     -  COST              $    714,549             $  2,588,596
BANK & FINANCE
PERCENT OF NET ASSETS                            2.85%                    5.64%
Advanta Corp Class B                  163 $      3,586         163 $      3,586
Ahmanson (H F) & Co                   134        8,367         872       54,446
Allied Irish Banks PLC ADR
 (Ireland)                          1,816      140,967       6,002      465,905
American Express Corp                 761       68,538       3,759      338,545
Amsouth Bancorp                       400       22,475         750       42,141
Associates First Capital
 Corp                                 300       24,000         600       48,000
Banc One Corp                       1,142       64,512       5,407      305,484
Banco Bilbao Vizcaya ADR
 (Spain)                            1,440       66,780       4,936      228,907
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            2,016       62,496       6,739      208,909
Banco Santander SA ADR
 (Spain)                            1,085       50,588       3,500      163,188
Bank of New York Inc                  694       40,642       3,102      181,661
BankAmerica Corp                    1,171       90,753       5,713      442,758
BankBoston Corp                       256       25,520       1,302      129,793
Bankers Trust Corp                    194       22,941         869      102,759

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,512  $     45,927       1,259 $     38,242       2,284 $     69,377
      1,563        98,957       1,328       84,079       2,218      140,427
      1,272        32,595       1,009       25,856       1,960       50,225
         72         1,895          49        1,289           0          --
        454        14,102         331       10,282         510       15,842
      2,460       134,839       2,140      117,299       3,503      192,008
             ------------             ------------             ------------
             $  1,580,339             $  1,337,238             $  2,545,342
             $  1,130,611             $    943,377             $  1,953,881
                    2.38%                    3.02%                    3.02%
     13,230  $    515,143      11,346 $    441,785      19,164 $    746,198
     33,458     2,714,280      30,441    2,469,526      55,953    4,539,187
     31,770       563,918      28,775      510,756      52,980      940,395
     23,967     1,355,633      20,643    1,167,620      34,675    1,961,305
     14,137       974,569      12,129      836,143      20,415    1,407,359
      2,100        87,019       1,800       74,588       3,900      161,606
      3,018        87,522       2,788       80,852       5,980      173,420
        400        15,850         400       15,850         800       31,700
      4,187       294,660       4,292      302,050       6,944      488,684
     26,944       239,128      27,449      243,610      44,207      392,337
     16,271       892,871      16,569      909,224      26,644    1,462,089
             ------------             ------------             ------------
             $  7,740,593             $  7,052,004             $ 12,304,280
             $  5,887,555             $  5,604,964             $ 10,092,709
                    8.17%                    9.98%                   11.24%
        272  $      5,984         217 $      4,774         380 $      8,360
      1,905       118,943       1,584       98,901       3,115      194,493
     13,553     1,052,052      12,241      950,208      22,591    1,753,626
      8,502       765,711       7,343      661,329      18,051    1,625,718
      1,500        84,281       1,350       75,853       2,950      165,753
      1,400       112,000       1,200       96,000       2,600      208,000
     12,864       726,794      11,105      627,404      18,689    1,055,917
     11,135       516,386      10,083      467,599      18,490      857,474
     15,217       471,727      13,792      427,552      25,532      791,492
      7,900       368,337       7,150      333,369      13,250      617,781
      7,545       441,854       6,423      376,147      10,868      636,457
     13,834     1,072,135      11,961      926,978      20,064    1,554,960
      2,944       293,480       2,509      250,116       4,177      416,395
      1,999       236,382       1,927      227,868       2,875      339,969

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BB&T Corp                            500 $     31,031       1,127 $     69,944
Bear Stearns Co Inc                  500       23,313       1,055       49,189
Beneficial Corp                       44        5,192         452       53,336
California Federal Bank                0          --            0          --
Campstead Mortgage Corp                0          --          400        7,600
Capital One Financial Corp             0          --          100        6,719
CCB Financial Corp                     0          --          200       21,725
Centura Banks Inc                      0          --          300       21,263
Charter One Financial Inc            350       21,178         651       39,447
Chase Manhattan Bank                 729       90,442       3,334      413,624
Citicorp                             797      105,603       3,816      505,620
Comdisco Inc                         324       13,507         568       23,658
Comerica Inc                         143       14,416         888       89,522
Commerce Bancshares Inc              157       11,226         357       25,526
Compass Bancshares Inc               400       18,400         600       27,600
ContiFinancial Corp+                   0          --          100        2,713
CoreStates Financial Corp            313       26,429       1,768      149,286
Countrywide Credit
 Industries Inc                    1,304       57,947         945       41,993
Credit Acceptance Corp+              200        1,638         200        1,638
Crescent Operating Inc+                0          --           80        1,590
Crescent Real Estate Co                0          --        1,000       34,063
Crestar Financial Corp               504       27,846       1,140       62,985
Deposit Guaranty Corp                  0          --          400       22,175
Dime Bancorp Inc                     500       15,250       1,200       36,600
Donaldson Lufkin & Jenrette
 Inc                                   0          --          100        8,188
Duke Realty Investments                0          --          700       16,056
Edwards A G & Sons Inc               382       16,068         830       34,912
Equifax Inc                        1,416       50,888       1,265       45,461
Federal Home Loan Mortgage
 Corp                              1,193       56,369       5,834      275,657
Federal National Mortgage
 Assoc                             1,861      118,755       8,434      538,195
Fifth Third Bancorp                  273       21,567       1,282      101,278
Finova Group Inc                     200       11,000         500       27,500
First American Corp                  400       19,150         600       28,725
First Chicago NBD Corp               547       44,957       2,446      201,031
First Commerce Corp                  200       15,800         300       23,700
First Commercial Corp                  0          --          310       20,479
First Empire State Corp                0          --            0          --
First Hawaiian Inc                   200        7,925         200        7,925
First of America Bank Corp           421       32,668         915       71,045
First Security Corp                  842       19,512       1,655       38,375
First Tennessee National
 Corp                                616       19,635       1,280       40,800
First Union Corp                   1,500       79,031       5,195      273,712
First Virginia Banks Inc             338       17,111         570       28,856
Firstar Corp                         600       25,088       1,200       50,175

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      2,752  $    170,796       2,331 $    144,668       3,962 $    245,892
      2,209       102,995       1,969       91,805       4,283      199,695
      1,084       127,912         937      110,566       1,558      183,844
          0           --            0          --          120        3,030
        800        15,200         700       13,300       1,500       28,500
        100         6,719         100        6,719         300       20,156
        300        32,588         300       32,588         600       65,175
        500        35,438         500       35,438       1,000       70,875
      1,402        84,952       1,171       70,955       2,438      147,727
      7,665       950,939       6,695      830,598      16,436    2,039,091
      9,130     1,209,725       7,850    1,040,125      13,167    1,744,628
      1,162        48,420       1,054       43,939       2,263       94,339
      2,078       209,488       1,820      183,479       3,046      307,075
        909        64,994         683       48,835       1,551      110,897
      1,350        62,100       1,150       52,900       2,550      117,300
          0           --          200        5,425         300        8,138
      3,988       336,737       3,412      288,101       5,715      482,560
      2,207        98,074       1,876       83,365       3,064      136,156
          0           --          200        1,638         500        4,094
          0           --            0          --          200        3,975
      2,200        74,938       1,800       61,313       4,000      136,250
      2,170       119,893       2,030      112,158       4,370      241,443
        700        38,806         700       38,806       1,500       83,156
      2,400        73,200       2,300       70,150       4,700      143,350
        200        16,375         200       16,375         500       40,938
      1,300        29,819       1,300       29,819       2,700       61,931
      1,825        76,764       1,565       65,828       3,337      140,363
      2,894       104,003       2,381       85,567       5,671      203,802
     13,847       654,271      11,928      563,598      20,116      950,481
     19,326     1,233,240      16,693    1,065,222      41,421    2,643,178
      2,878       227,362       2,413      190,627       5,977      472,183
      1,200        66,000       1,000       55,000       2,100      115,500
      1,400        67,025       1,100       52,663       2,500      119,688
      5,844       480,304       4,953      407,075       8,377      688,485
        700        55,300         600       47,400       1,300      102,700
        525        34,683         525       34,683       1,140       75,311
        100        47,200         100       47,200         200       94,400
        300        11,888         400       15,850         900       35,663
      1,813       140,848       1,603      124,533       3,587      278,665
      3,292        76,339       2,930       67,928       6,488      150,429
      2,640        84,150       2,400       76,500       5,360      170,850
     12,489       658,014      10,787      568,340      18,101      953,696
      1,186        60,041         941       47,638       2,117      107,173
      2,700       112,894       2,300       96,169       5,000      209,063

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Firstmerit Corp                       300 $      8,831         600 $     17,663
Firstplus Financial Group+              0          --          300        9,900
Fleet Financial Group Inc             466       36,727       2,171      171,102
Franklin Resources Inc                788       40,188       1,600       81,600
GATX Corp                             123        9,533         270       20,925
Golden State Bancorp+                   0          --          400       14,250
Golden West Financial                  64        5,712         500       44,625
Green Tree Financial Inc              256        5,872       1,199       27,502
Greenpoint Financial Corp             200       14,850         400       29,700
Hibernia Corp Class A                 600       12,000       1,400       28,000
Highwood Properties Inc                 0          --          500       17,406
Household International Inc           145       18,832         960      124,680
Huntington Bancshares Inc           1,454       52,162       1,736       62,279
Ing Groep NV Sponsored ADR
 (Netherlands)                         57        3,032          86        4,574
John Nuveen & Co Inc Class A            0          --          100        3,531
Keycorp                               382       26,764       1,894      132,698
Keystone Financial Inc                  0          --          500       20,938
Lehman Brothers Holdings              500       31,531         800       50,450
MBNA Corp                             644       23,063       4,040      144,683
Medaphis Corp+                        800        8,300         900        9,338
Mellon Bank Corp                      437       27,231       2,273      141,636
Mercantile Bancorp                    654       36,379       1,405       78,153
Mercantile Bankshares                 454       15,904         735       25,748
Mercury Financial Corp+             1,800        1,013       1,800        1,013
Merrill Lynch & Co Inc                530       37,928       2,774      198,514
MGIC Investment Corp                  205       15,106         884       65,140
Money Store Inc                       400        9,975         400        9,975
Morgan (J P) & Co Inc                 346       41,347       1,584      189,288
Morgan Stanley Dean Witter            984       68,590       4,717      328,681
National Australia Bank Ltd
 ADR (Australia)                    1,213       84,910       3,931      275,170
National City Corp                    332       21,663       1,900      123,975
NationsBank Corp                    1,662      113,847       7,797      534,095
Northern Trust Corp                   534       40,617         920       69,978
Northfork Bancorp                       0          --          600       20,513
Norwest Corp                        1,247       51,049       6,618      270,924
Old Kent Financial Corp               402       15,502         934       36,017
Old National Bancorp                  346       16,176         231       10,799
Pacific Century Financial
 Corp                                 748       16,129       1,820       39,244
Paine Webber Group Inc                500       21,000       1,000       42,000
Peoples Bank Bridgeport                 0          --          200        7,513
PNC Bank Corp                         519       28,805       2,725      151,237
Price (T Rowe) & Associates           200       13,275         500       33,188

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,000  $     29,438       1,100 $     32,381       2,400 $     70,650
        500        16,500         500       16,500       1,200       39,600
      5,078       400,210       4,255      335,347       7,844      618,205
      3,188       162,588       2,939      149,889       6,395      326,145
        502        38,905         417       32,318       1,010       78,275
        800        28,500         800       28,500       1,700       60,563
      1,102        98,354         997       88,982       1,601      142,889
      2,715        62,275       2,337       53,605       3,864       88,631
        800        59,400         700       51,975       1,500      111,375
      2,900        58,000       2,400       48,000       5,600      112,000
      1,000        34,813         800       27,850       1,800       62,663
      2,172       282,089       1,878      243,905       3,055      396,768
      3,826       137,258       3,273      117,419       5,444      195,304
        115         6,117         115        6,117         202       10,744
          0           --            0          --            0          --
      4,337       303,861       3,806      266,658       6,337      443,986
        900        37,688         900       37,688       2,000       83,750
      2,000       126,125       2,100      132,431       2,900      182,881
      9,145       327,505       7,858      281,415      19,491      698,021
      1,100        11,413       1,200       12,450       2,000       20,750
      5,056       315,052       4,332      269,938       7,361      458,682
      2,703       150,354       2,196      122,153      10,010      556,806
      1,219        42,703       1,262       44,209       2,720       95,285
      2,600         1,462       2,400        1,350       4,400        2,475
      6,638       475,032       5,694      407,477       9,612      687,859
      2,091       154,081       1,813      133,595       4,494      331,152
        700        17,456         700       17,456       1,400       34,913
      3,572       426,854       3,030      362,085       5,097      609,091
     10,792       752,033       9,329      650,094      23,052    1,606,436
      8,922       624,540       8,074      565,180      14,848    1,039,360
      4,274       278,878       3,683      240,316       6,145      400,961
     18,748     1,284,238      16,166    1,107,371      27,102    1,856,487
      2,256       171,597       1,976      150,299       3,630      276,107
      1,400        47,863       1,200       41,025       2,500       85,469
     15,085       617,542      12,908      528,421      21,786      891,864
      1,818        70,107       1,686       65,016       3,820      147,309
        463        21,645         347       16,222         810       37,868
      3,314        71,458       2,854       61,539       3,070       66,197
      2,050        86,100       2,000       84,000       4,150      174,300
        500        18,781         400       15,025         900       33,806
      6,122       339,771       5,191      288,100       8,770      486,735
      1,000        66,375         900       59,738       1,900      126,112

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Provident Financial Group               0 $        --          200 $     10,250
Regions Financial Corp                670       26,633       1,400       55,650
Republic New York Corp                102       12,342         491       59,411
Ryder System Inc                      139        5,100         687       25,204
Sabre Group Holding Inc+                0          --          200        6,600
Schwab (Charles) Corp                 278       10,495       2,147       81,049
SLM Holding Corp                      750       30,984       1,700       70,231
Star Banc Corp                        400       23,550         900       52,988
State Street Corp                   1,445       89,319       1,267       78,316
Summit Bancorp                        704       34,980       1,655       82,233
SunTrust Banks Inc                    339       25,001       1,872      138,060
Synovus Financial Corp                925       32,491       1,410       49,526
TCF Financial Corp                    400       13,225         900       29,756
The Fund American Co                    0          --            0          --
U.S. Bancorp                          447       51,433       2,006      230,815
Union Planters Corp                   400       24,725         800       49,450
UnionBanCal Corp                      100        9,313         100        9,313
United Asset Management Corp          500       13,281         700       18,594
Wachovia Corp                         612       48,654       1,744      138,648
Washington Federal Inc                312        8,630         553       15,288
Washington Mutual Inc                 407       27,320       2,089      140,224
Wells Fargo & Co                      156       50,232         674      217,028
Wesco Financial Corp                    0          --            0          --
Westpac Banking Corp ADR
 (Australia)                        1,796       61,962       5,858      202,101
Wilmington Trust Corp                 192       11,880         310       19,181
Zions Bancorp                         400       17,200         700       30,100
                                          ------------             ------------
        TOTAL BANK & FINANCE
                     - VALUE              $  3,313,700             $ 11,734,629
                     -  COST              $  2,090,123             $  6,930,444
BASIC INDUSTRIES
PERCENT OF NET ASSETS                            0.38%                    0.75%
ASARCO Inc                             25 $        553         402 $      8,894
Avery-Dennison Corp                   100        5,050         866       43,733
Baker Hughes Inc                      328       13,428       1,504       61,570
Bemis Co                              142        6,399         448       20,188
Boise Cascade Corp                     69        2,299         503       16,756
Boise Cascade Office
 Products+                              0          --          100        1,806
Bowater Inc                           195        9,653         410       20,295
Broken Hill Propriety Co Ltd
 ADR (Australia)                      790       15,553       2,578       50,754
Champion International Corp           142        7,251         801       40,901
Chesapeake Corp                       256        8,688         200        6,788

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        400  $     20,500         300 $     15,375         700 $     35,875
      2,838       112,811       2,428       96,513       5,380      213,855
      1,090       131,890         902      109,142       1,599      193,479
      1,567        57,489       1,303       47,804       2,160       79,245
        400        13,200         300        9,900         500       16,500
      4,857       183,352       4,245      160,249      10,409      392,940
      3,450       142,528       3,500      144,594       7,000      289,188
      1,700       100,088       1,600       94,200       3,500      206,062
      3,032       187,416       2,515      155,458       6,126      378,663
      3,058       151,920       2,971      147,622       5,018      249,307
      4,154       306,357       3,576      263,730       6,043      445,671
      3,091       108,571       2,815       98,877       6,679      234,600
      2,000        66,125       1,700       56,206       3,700      122,331
          0           --            0          --          100       13,075
      4,493       516,976       3,855      443,566       9,591    1,103,564
      1,600        98,900       1,300       80,356       3,300      203,981
        200        18,625         200       18,625         400       37,250
      1,400        37,188       1,200       31,875       2,600       69,063
      4,095       325,552       3,538      281,271       5,928      471,276
      1,129        31,178         996       27,501       2,037       56,278
      4,648       311,997       4,045      271,521      10,003      671,451
      1,775       571,550       1,624      522,391       2,473      796,306
          0           --            0          --          100       36,400
     13,159       453,986      11,924      411,378      21,965      757,793
        649        40,157         604       37,373       1,375       85,078
      1,200        51,600       1,100       47,300       2,700      116,100
             ------------             ------------             ------------
             $ 26,661,417             $ 23,315,850             $ 45,482,045
             $ 15,240,587             $ 13,348,240             $ 30,421,589
                    1.11%                    1.36%                    1.50%
        875  $     19,359         621 $     13,740       1,370 $     30,311
      1,922        97,061       1,659       83,779       3,873      195,587
      3,398       139,106       2,818      115,362       4,860      198,956
      1,075        48,442         892       40,196       1,634       73,632
      1,147        38,209         996       33,179       1,723       57,397
        800        14,450         200        3,613         400        7,225
        852        42,174         707       34,997       1,675       82,913
      5,741       113,026       5,193      102,237       9,571      188,429
      1,932        98,653       1,643       83,896       2,714      138,584
        361        12,251         266        9,027         650       22,059

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Consolidated Papers Inc                86 $      4,993         280 $     16,258
Crown Vantage Inc+                     21          144          48          330
Cyprus Amax Minerals                  140        2,293         800       13,100
Deltic Timber Corp                    141        3,964         166        4,661
Dover Corp                            310       11,974       1,748       67,517
Fort James Corp                       576       26,136       1,546       70,150
Georgia-Pacific Corp                  137        8,040         793       46,539
Glatfelter (P H) Co                   486        8,535         280        4,918
Harnischfeger Industries Inc          110        3,891         405       14,327
Homestake Mining Co                   222        2,220       1,287       12,870
Ikon Office Solutions Inc             194        6,341       1,228       40,140
Inco Ltd                              236        4,174       1,469       25,983
Longview Fibre Co                     554        8,552         540        8,336
Louisiana-Pacific Corp                123        2,698         942       20,665
LTB Corp                              900       10,856       1,100       13,269
Mark IV Industries Inc                247        5,743         432       10,044
Mead Corp                             112        3,829         975       33,333
Minnesota Mining &
 Manufacturing Co                     685       58,439       3,265      278,545
Mitsubishi Corp ADR (Japan)         3,294       50,115      14,325      217,941
NACCO Industries Inc Class A           18        2,341          48        6,243
Newmont Gold Co                       100        2,925         100        2,925
Newmont Mining Corp                   164        4,746       1,336       38,661
Potlatch Corp                         102        4,418         245       10,612
Rayonier Inc                          156        6,611         250       10,594
Sealed Air Corp+                      200       13,463         400       26,925
Smith International Inc+              214       11,395         400       21,300
St Joe Paper Corp                     300       10,238         300       10,238
Stone Container Corp+                  87          979         850        9,562
U.S. Industries Inc                   292        8,140         757       21,101
Union Camp Corp                        75        4,481         644       38,479
Unisource Worldwide Inc                94        1,281         665        9,061
Varco International Inc               584       14,527           0          --
Varian Associates Inc                 177       10,266         290       16,820
Watts Industries Inc Class A          308        9,259           0          --
Wausau-Mosinee Paper Corp             392        8,477         316        6,834
Westvaco Corp                         206        6,695         932       30,290
Weyerhauser Co                        369       18,427       1,719       85,843
Whitman Corp                           64        1,140         877       15,622
Willamette Industries Inc             219        8,089       1,020       37,676
                                          ------------             ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE              $    439,709             $  1,569,397
                     -  COST              $    384,202             $  1,492,604

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        570  $     33,096         490 $     28,451       1,070 $     62,127
        104           715          81          557         132          907
      1,856        30,392       1,445       23,662       2,934       48,044
        308         8,654         199        5,601         334        9,399
      4,052       156,508       3,718      143,608       8,494      328,081
      4,164       188,942       3,619      164,212       5,963      270,571
      1,889       110,861       1,536       90,144       2,697      158,280
        769        13,506         489        8,588         770       13,523
        998        35,304         854       30,210       1,380       48,818
      2,961        29,610       2,296       22,960       4,626       46,260
      2,671        87,308       2,225       72,730       3,816      124,735
      3,405        60,226       2,750       48,641       5,033       89,021
        890        13,739         575        8,877       1,330       20,532
      2,221        48,723       1,774       38,917       3,116       68,357
      1,900        22,919       2,000       24,125       4,000       48,250
        870        20,228         762       17,717       1,675       38,944
      2,111        72,170       1,940       66,324       3,012      102,973
      7,472       637,455       6,429      548,474      15,846    1,351,862
     33,788       514,051      34,400      523,362      55,390      842,703
        152        19,770         149       19,379         269       34,987
        200         5,850         200        5,850         300        8,775
      3,105        89,851       2,693       77,929       4,461      129,090
        540        23,389         432       18,711         865       37,465
        462        19,577         526       22,289       1,119       47,418
        906        60,985         736       49,542       1,600      107,700
        797        42,440         627       33,388       1,400       74,550
        600        20,475         600       20,475       1,100       37,538
      2,014        22,657       1,479       16,639       3,054       34,358
      1,425        39,722       1,340       37,353       2,001      119,560
      1,374        82,097       1,151       68,772       2,674       36,433
      1,174        15,996       1,092       14,878       2,852       79,500
      1,048        26,069         748       18,607           0          --
        735        42,630         590       34,220       1,265       73,370
        464        13,949         334       10,041           0          --
        572        12,370         407        8,801         371        8,023
      2,103        68,348       1,707       55,477       2,874       93,405
      3,999       199,700       3,441      171,835       5,792      289,238
      2,051        36,533       1,594       28,393       4,065       72,408
      2,262        83,553       1,858       68,630       3,176      117,314
             ------------             ------------             ------------
             $  3,633,099             $  3,168,395             $  6,069,612
             $  3,411,265             $  2,963,119             $  5,947,578

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES
PERCENT OF NET ASSETS                            0.84%                    1.79%
Anheuser-Busch Inc                    852 $     39,938       3,900 $    182,813
Cadbury Schweppes PLC ADR
 (UK)                               1,457       74,307       4,962      253,062
Coca-Cola Co                        4,437      304,766      19,699    1,353,075
Coca-Cola Enterprises Co            1,036       34,253       2,130       70,423
Coors (Adolph) Co Class B              69        2,156         343       10,719
Diageo PLC ADR (UK)                 3,657      152,007      12,095      502,698
Energy Group PLC ADR (UK)               0          --            0          --
Hanson PLC ADR (UK)                 2,529       64,015       8,356      211,511
Kirin Brewery Co ADR (Japan)        1,597      141,534       5,002      443,302
Louis Vuitton Moet Hennessey
 ADR (France)                       1,037       41,221       3,421      135,985
Pepsico Inc                         2,762      100,986      12,152      444,307
Seagrams Co Ltd                       644       24,472       3,275      124,450
                                          ------------             ------------
             TOTAL BEVERAGES
                     - VALUE              $    979,655             $  3,732,345
                     -  COST              $    816,351             $  2,954,926
BIOTECHNOLOGY
PERCENT OF NET ASSETS                            0.03%                    0.03%
Agouron Pharmaceuticals Inc             0 $        --          300 $     11,063
Biogen Inc+                           418       18,444         660       29,123
Chiron Corp+                          496        9,517         892       17,115
Genzyme Corp - General
 Division                             326        9,637         320        9,460
Genzyme Corp - Tissue
 Repair+                               44          319          12           87
Quest Diagnostics Inc+                 46          713         240        3,720
                                          ------------             ------------
         TOTAL BIOTECHNOLOGY
                     - VALUE              $     38,630             $     70,568
                     -  COST              $     29,269             $     64,348
BROADCASTING
PERCENT OF NET ASSETS                            0.16%                    0.30%
British Sky Broadcasting ADR
 (UK)                                 817 $     31,608       2,585 $    100,007
Chancellor Media Corp Class
 A                                      0          --          800       35,800
Clear Channel Communications
 Inc+                                 404       36,613         842       76,306
Hearst-Argyle Television+               0          --          500       17,563
Jacor Communications Inc+               0          --          100        5,788
Kingworld Productions                 204        5,444         580       15,479
LIN Television Corp+                  200       11,025         100        5,513
TCA Cable TV Inc                      266       13,101           0          --
TCI Satellite Entertainment
 Class A+                             107          716         543        3,631
Tele-Communications Inc
 Class A+                             776       22,553       4,151      120,638
Tele-Communications
 International Inc Class A+           300        5,325         200        3,550

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    2.59%                    3.24%                    3.99%
      8,938  $    418,969       7,766 $    364,031      19,012 $    891,188
     11,081       565,131      10,027      511,377      18,562      946,662
     45,057     3,094,853      39,007    2,679,293      96,460    6,625,596
      4,264       140,979       3,844      127,092       8,465      279,874
        738        23,063         556       17,375       1,159       36,219
     27,143     1,128,113      24,682    1,025,846      44,721    1,858,717
          0           --            0          --            0          --
     18,888       478,099      17,086      432,489      31,595      799,748
     11,386     1,009,084      11,580    1,026,278      18,702    1,657,465
      7,722       306,950       6,983      277,574      12,913      513,292
     27,649     1,010,917      24,065      879,877      58,969    2,156,054
      7,186       273,068       6,140      233,320      10,329      392,502
             ------------             ------------             ------------
             $  8,449,226             $  7,574,552             $ 16,157,317
             $  6,666,172             $  5,974,797             $ 13,050,240
                    0.04%                    0.05%                    0.06%
        500  $     18,438         500 $     18,438       1,100 $     40,563
      1,282        56,568       1,222       53,921       2,590      114,284
      1,624        31,160       1,600       30,700       3,252       62,398
        734        21,699         544       16,082       1,100       32,519
         71           515          52          377          54          392
        515         7,983         389        6,030         825       12,788
             ------------             ------------             ------------
             $    136,363             $    125,548             $    262,944
             $    124,665             $    100,328             $    234,725
                    0.42%                    0.54%                    0.61%
      5,817  $    225,045       5,240 $    202,723       9,702 $    375,346
      1,400        62,650       1,400       62,650       3,800      170,050
      1,998       181,069       2,169      196,566       2,849      258,191
          0           --          900       31,613       1,900       66,738
          0           --          200       11,575         400       23,150
      1,398        37,309       1,168       31,171       2,224       59,353
        300        16,538         200       11,025         400       22,050
        371        18,272         276       13,593           0          --
      1,150         7,691         883        5,905       1,866       12,479
      9,284       269,816       7,934      230,582         600       10,650
        400         7,100         400        7,100      19,822      576,077

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tribune Co                          241 $     15,560         967 $     62,432
USA Networks Inc+                   261       13,454         365       18,772
Viacom Inc Class B+                 587       28,176       3,110      149,280
                                        ------------             ------------
        TOTAL BROADCASTING
                   - VALUE              $    183,575             $    614,759
                   -  COST              $    124,818             $    460,424
BUILDING MATERIALS &
 SERVICES
PERCENT OF NET ASSETS                          0.18%                    0.28%
American Standard Co Inc+           200 $      8,900         500 $     22,250
Cooper Industries Inc               233       13,077       1,084       60,840
Corning Inc                         320       13,000       1,943       78,934
Cytec Industries Inc+               100        4,888         300       14,663
Dal Tile International Inc            0          --            0          --
Danaher Corp                        200       14,388         280       20,143
Diebold Inc                         366       18,803         635       32,623
Fastenal Co                         100        4,388         300       13,163
Georgia-Pacific (Timber
 Group)                             137        3,125         893       20,372
Kennametal Inc                      300       15,788         300       15,788
Lafarge Corp                        300       10,069         300       10,069
Lawson Products Inc                   0          --            0          --
Martin Marietta Inc                   0          --          100        3,806
Owens Corning Fiberglass
 Corp                                28          865         411       12,690
Owens Illinois Inc+                 706       27,093       1,158       44,438
PPG Industries Inc                  305       19,768       1,564      101,367
Snap-On Inc                         138        5,865         577       24,523
Southdown Inc                       175       11,200           0          --
Stanley Works                       112        5,355         766       36,624
USG Corp+                           200       10,925         300       16,388
Valspar Corp                        200        7,013         400       14,025
Vulcan Materials Co                 200       20,125         300       30,188
                                        ------------             ------------
TOTAL BUILDING MATERIALS &
                  SERVICES
                   - VALUE              $    214,635             $    572,894
                   -  COST              $    127,145             $    402,329
BUSINESS SERVICES
PERCENT OF NET ASSETS                          0.16%                    0.37%
Accustaff Inc+                        0 $        --          900 $     25,425
APAC Teleservices Inc+              100        1,475         200        2,950
Apollo Group Inc+                     0          --          300       12,713
Cendant Corp+                       772       28,950       6,377      239,137
Concord EFS Inc+                      0          --          600       18,675
Ecolab Inc                          124        3,573       1,006       28,985

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,299       148,429       1,995      128,802       4,699      303,379
        950        48,915         772       39,761       1,606       82,709
      7,102       340,896       6,039      289,872      10,180      488,640
             ------------             ------------             ------------
             $  1,363,730             $  1,262,938             $  2,448,812
             $  1,044,466             $    961,746             $  1,856,010
                    0.38%                    0.49%                    0.56%
        900  $     40,050         900 $     40,050       1,800 $     80,100
      2,438       136,833       2,050      115,056       3,437      192,902
      4,238       172,169       3,678      149,419       8,791      357,134
        600        29,325         600       29,325       1,300       63,538
          0           --            0          --          200        2,263
        662        47,623         622       44,745       1,280       92,080
      1,509        77,525       1,191       61,188       2,655      136,401
        600        26,325         500       21,938       1,100       48,263
      1,889        43,093       3,236       73,821       5,697      129,963
        411        21,629         300       15,788         600       31,575
        500        16,781         500       16,781       1,100       36,919
        197         5,467           0          --            0          --
          0           --          200        7,613         300       11,419
      1,017        31,400         946       29,208       1,995       61,596
      2,641       101,348       2,201       84,463       5,315      203,963
      3,543       229,631       3,091      200,335       5,121      331,905
      1,261        53,593       1,087       46,198       1,708       72,590
        253        16,192         178       11,392           0          --
      1,759        84,102       1,487       71,097       3,370      161,128
        700        38,238         600       32,775       1,300       71,012
        600        21,038         700       24,544       1,500       52,594
        600        60,375         600       60,375       1,200      120,750
             ------------             ------------             ------------
             $  1,252,737             $  1,136,111             $  2,258,095
             $    891,337             $    836,713             $  1,814,509
                    0.52%                    0.63%                    0.89%
      1,600  $     45,200       1,600 $     45,200       3,400 $     96,050
        400         5,900         400        5,900         600        8,850
        600        25,425         500       21,188       1,000       42,375
     14,452       541,950      12,482      468,075      42,288    1,585,800
      1,100        34,238       1,000       31,125       2,200       68,475
      2,478        71,397       1,958       56,415       4,878      140,547

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Intl Technology Corp+                   0 $        --            0 $        --
Kelly Services Inc Class A            106        3,776         120        4,275
Laidlaw Environmental
 Services+                            131          630         353        1,699
Manpower Inc                          400       16,875         800       33,750
Nielson (A C) Corp+                    73        1,825         453       11,325
Ogden Corp                            101        2,778         525       14,438
Olsten Corp                           291        4,692         525        8,466
Paychex Inc                           485       25,038         927       47,856
Paymentech Inc+                         0          --          100        1,650
Quintiles Transnational Corp          200        9,775         500       24,438
Reuters Group PLC ADR (UK)            755       45,198       2,614      156,505
Robert Half International
 Inc                                  300       13,575         650       29,413
Rollins Inc                           388        8,003         210        4,331
Security Dynamics Technology
 I+                                     0          --          300       10,688
Teletech Holdings Inc+                  0          --          100          956
Waste Management Inc                  741       18,525       3,993       99,825
                                          ------------             ------------
     TOTAL BUSINESS SERVICES
                     - VALUE              $    184,688             $    777,500
                     -  COST              $    164,504             $    671,110
CHEMICALS
PERCENT OF NET ASSETS                            0.75%                    1.53%
Air Products & Chemicals Inc          130 $     10,912         948 $     79,573
Airgas Inc+                           400        7,175         500        8,969
Albemarle corp                        313        7,629         260        6,338
Arco Chemical Co                      100        4,731         200        9,463
Autoliv Inc                            44        1,359         999       30,844
Betz Labs Inc                          96        6,162         240       15,405
Cabot Corp                            310       10,928         740       26,085
ChemFirst Inc                          35          925          84        2,221
Clorox Co                              94        8,249         808       70,902
Courtaulds PLC ADR (UK)            14,458       84,941      48,019      282,112
Crompton & Knowles Corp               450       13,556         740       22,293
Dow Chemical Co                       441       40,352       1,989      181,993
Du Pont (E I) De Nemours            2,040      125,078       9,023      553,223
Eastman Chemical Co                   124        8,122         646       42,313
Ethyl Corp                          1,031        8,506       1,010        8,333
Ferro Corp                            457       12,310         375       10,102
FMC Corp+                             102        7,382         338       24,463
Fuller (H B) Co                         0          --            0          --
Geon Co                                 0          --            0          --
Georgia Gulf Corp                     237        7,806         360       11,858
Goodrich (B F) Co                      92        4,560         526       26,070
Grace (W R) Co                         42        3,525         636       53,384

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        137  $      1,361           0 $        --            0 $        --
        289        10,296         219        7,802         885       31,528
        769         3,701         623        2,998         822        3,956
      1,700        71,719       1,400       59,063       3,100      130,781
        918        22,950         707       17,675       1,530       38,250
        884        24,310         806       22,165       1,744       47,960
      1,117        18,012         988       15,932       2,216       35,733
      1,804        93,132       1,640       84,665       3,512      181,307
          0           --          200        3,300         400        6,600
      1,000        48,875         900       43,988       2,000       97,750
      5,545       332,003       5,031      301,231       9,354      560,067
      1,500        67,875       1,250       56,563       2,700      122,175
        645        13,303         400        8,250         675       13,922
        600        21,375         600       21,375       1,300       46,313
          0           --            0          --          300        2,869
      9,156       228,900       7,864      196,600      13,148      328,700
             ------------             ------------             ------------
             $  1,681,922             $  1,469,510             $  3,590,008
             $  1,417,756             $  1,351,754             $  3,141,725
                    2.20%                    2.68%                    3.13%
      2,185  $    183,403       1,876 $    157,467       3,168 $    265,914
        600        10,763         900       16,144       2,100       37,669
        412        10,043         432       10,530         986       24,034
        200         9,463         300       14,194         600       28,388
      2,269        70,055       1,833       56,594       4,010      123,809
        527        33,827         507       32,543       1,105       70,927
      1,372        48,363       1,332       46,953       2,790       98,348
        314         8,301         224        5,922         347        9,183
      1,910       167,602       1,597      140,137       4,005      351,439
    108,246       635,945      98,153      576,649     177,445    1,042,489
      1,585        47,748       1,270       38,259       2,830       85,254
      4,511       412,757       3,878      354,837       6,497      594,475
     20,601     1,263,099      17,808    1,091,853      44,140    2,706,334
      1,615       105,783       1,375       90,062       2,285      149,668
      2,029        16,739       1,308       10,791       2,530       20,872
        654        17,617         496       13,361       1,222       32,918
        728        52,689         581       42,050       1,098       79,468
        225        12,797           0          --            0          --
          0           --            0          --          300        6,000
        745        24,538         465       15,316         640       21,080
      1,413        70,032       1,211       60,020       2,053      101,752
      1,336       112,141       1,126       94,514       2,798      234,857

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Great Lakes Chemical Corp              77 $      3,744         538 $     26,160
Hanna (M A) Co                        280        6,493         550       12,753
Hercules Inc                           92        4,445         778       37,587
IMC Global Inc                        436       16,650         926       35,362
Imperial Chemical Industries
 PLC ADR (UK)                       1,259       92,064       4,041      295,498
International Flavor &
 Fragrances                           176        8,096         943       43,378
Johns Manville Corp                     0          --          400        4,825
Lawter International Inc                0          --            0          --
Lubrizol Corp                         329       12,687         560       21,595
Lyondell Petrochemical                176        4,796         380       10,355
Millennium Chemicals Inc              311        8,015         736       18,986
Mississippi Chemical Corp              11          204          28          519
Monsanto Co                         1,040       52,910       4,781      243,233
Montedison Spa ADR (Italy)          5,054       51,172      17,007      172,196
Morton International Inc              238        7,869       1,272       42,056
Nalco Chemical Co                      74        2,979         639       25,720
OEA Inc                                 0          --            0          --
Olin Corp                             270       12,369         460       21,074
Praxair Inc                           218       10,423       1,291       61,726
Premark International Inc             461       14,349         606       18,862
Rhone Poulenc Rorer Class A         2,434      112,420       7,955      367,422
Rohm & Haas Co                         71        7,238         535       54,537
RPM Inc                               472        8,024         858       14,586
Rubbermaid Inc                        162        4,698       1,229       35,641
Schulman (A) Inc                      403       10,277         420       10,710
Sigma-Aldrich Corp                    228        9,006         898       35,471
Solutia Inc                           143        3,906       1,146       31,300
Terra Industries Inc                  500        5,938         400        4,750
Thiokol Inc                           116       11,093         200       19,125
Union Carbide Corp                    245       11,377       1,071       49,735
Valhi Inc                               0          --            0          --
Wellman Inc                           363        7,804         280        6,020
                                          ------------             ------------
             TOTAL CHEMICALS
                     - VALUE              $    875,254             $  3,187,126
                     -  COST              $    706,451             $  2,482,784
COMPUTER SOFTWARE
PERCENT OF NET ASSETS                            1.13%                    2.07%
3Com Corp+                          1,890 $     67,568       2,775 $     99,206
Adobe Systems Inc                     122        5,391         563       24,878
Altera Corp+                          420       18,113         820       35,363
America Online Inc+                   400       48,450         900      109,013
Anixter International Inc+            500        8,625         500        8,625
At Home Corp Series A+                  0          --          200        6,825

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,200  $     58,350       1,045 $     50,813       1,712 $     83,246
        967        22,422         900       20,869       1,762       40,856
      1,916        92,567       1,661       80,247       2,723      131,555
      2,145        81,912       1,793       68,470       3,910      149,313
      9,153       669,313       8,260      604,012      15,280    1,117,350
      2,074        95,404       1,798       82,708       4,089      188,094
        600         7,238         600        7,238       1,000       12,063
        677         7,912           0          --            0          --
      1,217        46,931       1,042       40,182       2,300       88,694
        817        22,263         692       18,857       1,545       42,101
      1,512        39,038       1,346       34,752       2,946       76,051
        106         1,961          74        1,369         116        2,146
     10,779       548,382       9,224      469,271      23,000    1,170,125
     38,429       389,094      34,830      352,654      64,117      649,185
      2,676        88,475       2,344       77,499       3,814      126,100
      1,388        55,867       1,152       46,368       1,899       76,435
        308         6,526         223        4,725           0          --
      1,078        49,386         858       39,307       1,860       85,211
      3,140       150,131       2,692      128,711       4,500      215,156
      1,133        35,265         996       31,001       2,150       66,919
     17,936       828,419      16,306      753,133      29,975    1,384,470
      1,260       128,441       1,033      105,301       1,772      180,633
      1,497        25,449       1,607       27,319       3,485       59,245
      3,051        88,479       2,510       72,790       4,226      122,554
        686        17,493         616       15,708       1,185       30,218
      2,049        80,936       1,719       67,901       2,869      113,325
      2,097        57,274       2,120       57,903       4,539      123,971
        700         8,313         500        5,938       1,100       13,063
        295        28,209         310       29,644         700       66,938
      2,504       116,279       2,179      101,187       3,554      165,039
          0           --            0          --          300        2,888
        495        10,643         365        7,847         845       18,168
             ------------             ------------             ------------
             $  7,172,077             $  6,271,920             $ 12,685,990
             $  5,559,323             $  4,854,289             $ 10,293,905
                    2.92%                    3.63%                    4.75%
      6,387  $    228,335       5,378 $    192,264      13,526 $    483,555
      1,423        62,879       1,247       55,102       2,204       97,389
      1,836        79,178       1,596       68,828       3,380      145,762
      1,900       230,138       1,700      205,913       3,800      460,275
        500         8,625         700       12,075       1,200       20,700
          0           --          300       10,238         600       20,475

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Autodesk Inc                           86 $      4,074         416 $     19,708
Automatic Data Processing             409       24,975       2,388      145,817
Bay Networks Inc+                     302       10,230       1,680       56,910
BMC Software Inc+                     512       39,168         980       74,970
Broderbund Software Inc+              200        4,950         200        4,950
Cadence Design Systems Inc            964       33,680       1,924       67,220
Cambridge Technology
 Partners+                              0          --          400       18,200
Choicepoint Inc+                      141        6,750         140        6,703
Citrix Systems Inc                      0          --          350       14,722
Computer Associates
 International Inc                    964       45,429       4,367      205,795
Computer Sciences Corp+               141       14,761         666       69,722
Compuware Corp                        600       25,275       1,500       63,188
CSK Corp ADR (Japan)                1,916       45,745       6,100      145,638
DST Systems Inc+                      200       10,575         300       15,863
Electronic Arts Inc+                  300       13,238         600       26,475
Electronic Data Systems Corp        1,488       65,193       3,330      145,896
First Data Corp                       563       19,142       3,700      125,800
Fiserv Inc+                           217       11,881         430       23,542
Gartner Group Inc Class A+            200        7,975         500       19,938
HBO & Co                            1,409       76,262       1,683       91,092
I2 Technologies Inc+                    0          --          100        5,656
Information Resources Inc+              0          --            0          --
Informix Corp+                      1,390       10,859       1,320       10,313
Intuit Inc+                           200        9,300         400       18,600
J.D. Edwards                            0          --            0          --
Keane Inc                               0          --          700       32,550
Mentor Graphics Corp+                 600        6,263         700        7,306
Microsoft Corp                      4,238      359,171      19,222    1,629,065
MobileMedia Corp+                     300          150         200          100
NEC Corp ADR (Japan)                1,183       66,987       3,663      207,417
Netscape Communications
 Corp+                                201        3,894         505        9,784
Networks Associates Inc+              350       22,619         650       42,006
Novell Inc+                           535        5,626       3,146       33,082
Objective Systems Integrator
 C+                                     0          --          100        1,313
Oracle Systems Corp                 1,706       42,010       7,818      192,518
Parametric Technology Corp+           125        7,570       1,053       63,772
Peoplesoft Inc                        600       26,813       1,500       67,031
Platinum Technology Inc+                0          --          600       15,225
Reynolds & Reynolds Co Class
 A                                    346        7,353         620       13,175
Shiva Corp+                           300        4,088         300        4,088
Siebel Systems Inc+                     0          --            1           62
SPS Transaction Services
 Inc+                                   0          --          100        2,919
Sterling Commerce Inc+                377       17,201         737       33,626
Sterling Software Inc+                100        5,269         300       15,806

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        971  $     46,001         759 $     35,958       1,817 $     86,080
      5,379       328,455       4,554      278,079      11,348      692,937
      4,271       144,680       3,564      120,731       6,010      203,589
      2,132       163,098       1,852      141,678       4,080      312,120
        200         4,950         200        4,950         500       12,375
      3,850       134,509       3,490      121,932       7,730      270,067
        700        31,850         600       27,300       1,400       63,700
        364        17,427         267       12,792         484       23,172
        750        31,547         750       31,547       1,500       63,094
      9,986       470,591       8,603      405,417      21,260    1,001,878
      1,576       164,987       1,298      135,884       2,216      231,988
      2,900       122,163       2,700      113,738       6,700      282,238
     14,200       339,025      14,411      344,063      23,202      553,948
        400        21,150         500       26,438       1,200       63,450
      1,000        44,125       1,000       44,125       2,200       97,075
      6,691       293,149       6,476      283,730      13,400      587,088
      8,548       290,632       7,309      248,506      12,349      419,866
        999        54,695         829       45,388       1,895      103,751
      1,000        39,875         800       31,900       1,800       71,775
      3,799       205,621       3,141      170,007       8,103      438,575
          0           --          100        5,656         200       11,313
        403         5,642           0          --            0          --
      3,118        24,359       2,138       16,703       5,180       40,469
        800        37,200         700       32,550       1,500       69,750
          0           --            0          --          900       29,700
      1,200        55,800       1,200       55,800       2,700      125,550
        852         8,893       1,000       10,438       1,600       16,700
     44,040     3,732,390      38,128    3,231,348      94,116    7,976,331
        400           200         300          150         700          350
      8,710       493,204       8,814      499,093      14,199      804,018
      1,516        29,373         920       17,825       2,045       39,622
        900        58,163       1,275       82,397       2,750      177,719
      7,045        74,082       5,717       60,118       9,883      103,926
          0           --            0          --          200        2,625
     17,917       441,206      15,616      384,544      38,117      938,631
      2,349       142,261       2,012      121,852       5,004      303,055
      2,900       129,594       2,700      120,656       5,800      259,188
      1,000        25,375       1,000       25,375       2,100       53,288
      1,212        25,755       1,152       24,480       2,400       51,000
        600         8,175         400        5,450         600        8,175
          4           246           3          185           8          492
          0           --            0          --          200        5,838
      1,654        75,464       1,296       59,130       2,874      131,126
        600        31,613         600       31,613       1,200       63,225

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Storage Technology Corp+            259 $     17,677         535 $     36,514
Stratus Computer Inc+               161        8,080         310       15,558
Structural Dynamics
 Research+                          303        8,711           0          --
Sun Microsystems Inc+               522       24,860       3,050      145,256
Sungard Data Systems Inc            400       13,675         800       27,350
Symantec Corp+                      378        9,521         600       15,113
Synopsys Inc+                       400       13,975         600       20,963
Total System Services Inc           300        7,875         300        7,875
Yahoo! Inc                            0          --          100        7,319
                                        ------------             ------------
   TOTAL COMPUTER SOFTWARE
                   - VALUE              $  1,306,997             $  4,307,421
                   -  COST              $    942,394             $  2,771,750
COMPUTER SYSTEMS
PERCENT OF NET ASSETS                          0.67%                    1.66%
Adaptec Inc+                        500 $     13,219       1,100 $     29,081
Apple Computer Inc+                 235        5,552       1,090       25,751
Cabletron Systems Inc+              257        3,984       1,334       20,677
Ceridian Corp+                      131        6,100         632       29,428
Cisco Systems Inc                 1,764      116,204       7,991      526,407
Cognex Corp+                          0          --          300        7,219
Cognizant Corp                      180        8,989       1,332       66,517
Compaq Computer Corp              2,756       88,364      12,144      389,367
Data General Corp+                   64        1,320         444        9,158
Dell Computer Corp                  554       77,491       2,588      361,997
Digital Equipment Corp+             224       12,754       1,347       76,695
EMC Corp                            638       24,404       4,000      153,000
Exabyte Corp+                         0          --            0          --
Gateway 2000 Inc                    400       17,600         700       30,800
GTECH Holdings Corp+                100        3,531         300       10,594
Harris Corp                         104        5,272         692       35,076
Hewlett-Packard Co                1,774      118,858       8,303      556,301
Intergraph Corp+                     54          527         367        3,578
International Business
 Machine Corp                     1,680      175,455       8,102      846,153
Iomega Corp                       1,200       10,950       2,400       21,900
Komag Inc+                          400        5,750         600        8,625
NCR Corp+                           171        5,365       1,059       33,226
Quantum Corp                        500       12,563       1,100       27,638
Rational Software Corp+               0          --          900       12,150
Seagate Technology Inc+             397        9,652       2,179       52,977
Sequent Computer Systems+           340        7,204           0          --
Shared Medical System Corp           42        3,210         155       11,848
Silicon Graphics Inc+               284        4,278       1,549       23,332
Sybase Inc+                         700        7,350         700        7,350
Unisys Corp+                        280        5,005       1,592       28,457

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,084  $     73,983       1,067 $     72,823       2,125 $    145,031
        366        18,369         471       23,638       1,050       52,697
        434        12,478         319        9,171           0          --
      6,829       325,231       5,842      278,225      14,527      691,848
      1,800        61,538       1,400       47,863       3,600      123,075
      1,236        31,132       1,061       26,724       2,100       52,894
        900        31,444       1,100       38,431       2,300       80,356
        400        10,500         400       10,500       1,000       26,250
        200        14,638         200       14,638         400       29,275
             ------------             ------------             ------------
             $  9,535,993             $  8,475,959             $ 19,220,439
             $  5,988,902             $  5,431,393             $ 13,160,541
                    2.43%                    2.92%                    3.67%
      2,400  $     63,450       2,000 $     52,875       4,300 $    113,681
      2,547        60,173       2,128       50,274       3,644       86,090
      3,094        47,957       2,697       41,804       4,826       74,803
      1,516        70,589       1,169       54,432       2,833      131,912
     18,353     1,209,004      15,847    1,043,922      39,301    2,588,955
        700        16,844         600       14,438       1,300       31,281
      3,070       153,308       2,665      133,083       6,160      307,615
     27,565       883,803      24,044      770,911      58,795    1,885,115
      1,001        20,646         772       15,923       1,522       31,391
      6,002       839,530       5,111      714,901      12,694    1,775,573
      2,928       166,713       2,487      141,604       4,300      244,831
      9,088       347,616       7,794      298,121      19,346      739,984
        340         2,720           0          --            0          --
      1,400        61,600       1,200       52,800       2,600      114,400
        500        17,656         600       21,188       1,300       45,906
      1,570        79,579       1,333       67,566       2,327      117,950
     18,920     1,267,640      16,401    1,098,867      40,599    2,720,133
        861         8,395         586        5,714         992        9,672
     19,410     2,027,132      16,748    1,749,119      28,083    2,932,918
      4,400        40,150       4,100       37,413       8,800       80,300
      1,100        15,813         800       11,500       1,100       15,813
      2,181        68,429       1,864       58,483       3,925      123,147
      2,380        59,797       2,070       52,009       4,300      108,038
      1,800        24,300       1,600       21,600       3,200       43,200
      4,913       119,447       4,238      103,036       6,966      169,361
        471         9,979         341        7,225           0          --
        461        35,238         364       27,823         904       69,100
      3,639        54,812       3,078       46,362       5,561       83,763
      1,400        14,700       1,200       12,600       2,500       26,250
      3,511        62,759       3,000       53,625       4,991       89,214

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Unova Inc+                            34 $        650         434 $      8,300
Wallace Computer Services
 Inc                                  90        3,274         100        3,638
Western Digital Corp                 700       12,775         900       16,425
Xylan Corp+                          100        2,413         100        2,413
                                         ------------             ------------
     TOTAL COMPUTER SYSTEMS
                    - VALUE              $    770,063             $  3,436,078
                    -  COST              $    580,493             $  2,105,603
CONTAINER & PACKAGING
PERCENT OF NET ASSETS                           0.10%                    0.22%
Ball Corp                             54 $      1,762         296 $      9,657
Crown Cork & Seal Co                 185        9,990       1,169       63,126
First Brands Corp                    486       12,515         480       12,360
International Paper Co               522       24,338       2,716      126,634
Jefferson Smurfit Corp+              700       10,456         600        8,963
Jefferson Smurfit Group ADR
 (Ireland)                           785       20,508       2,760       72,105
Sonoco Products                      388       15,011         877       33,929
Temple-Inland Inc                    149        8,884         485       28,918
Tenneco Inc                          278       11,433       1,540       63,333
Tupperware Corp                       63        1,693         500       13,438
U.S. Office Products Co                0          --        1,200       22,200
                                         ------------             ------------
TOTAL CONTAINER & PACKAGING
                    - VALUE              $    116,590             $    454,663
                    -  COST              $    110,277             $    445,708
ELECTRICAL EQUIPMENT
PERCENT OF NET ASSETS                           0.59%                    1.38%
Aeroquip-Vickers Inc                  52 $      3,019         244 $     14,167
Alliance Semiconductor Corp            0          --            0          --
Arrow Electronics Inc                386       12,859         792       26,384
Avnet Inc                            230       14,663         350       22,313
FORE Systems Inc+                    400        6,425         900       14,456
General Electric Co                5,883      457,403      26,082    2,027,876
Grainger ( W W) Inc                   41        3,969         447       43,275
Handleman Co+                         59          398         132          891
Hitachi Ltd ADR (Japan)              732       55,449       2,384      180,588
Hubbell Inc Class B                  332       16,725         566       28,512
Masco Corp                           256       13,920       1,484       80,692
Maxim Integrated Products
 Inc                                 600       24,225       1,200       48,450
Motorola Inc                       1,026       57,200       5,001      278,806
National Service Industries
 Inc                                  39        2,162         442       24,503
Raychem Corp                          54        2,346         709       30,797

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,058  $     20,234         818 $     15,644       1,661 $     31,767
        200         7,275         210        7,639         400       14,550
      1,800        32,850       1,600       29,200       3,500       63,875
          0           --          100        2,413         200        4,825
             ------------             ------------             ------------
             $  7,910,138             $  6,814,114             $ 14,875,413
             $  4,688,431             $  3,985,595             $  9,579,170
                    0.31%                    0.37%                    0.39%
        642  $     20,945         538 $     17,552         904 $     29,493
      2,529       136,566       2,155      116,370       3,737      201,798
        694        17,871         704       18,128       1,060       27,295
      6,088       283,853       5,233      243,989       8,764      408,622
      1,400        20,913       1,100       16,431       2,300       34,356
      6,290       164,326       5,637      147,267      10,335      270,002
      1,800        69,638       1,622       62,751       3,655      141,403
      1,141        68,032         959       57,180       1,635       97,487
      3,453       142,005       2,847      117,083       4,842      199,127
      1,136        30,530         909       24,429       2,302       61,866
      2,500        46,250       2,100       38,850       4,750       87,875
             ------------             ------------             ------------
             $  1,000,929             $    860,030             $  1,559,324
             $    992,406             $    850,243             $  1,620,993
                    2.00%                    2.45%                    3.21%
        552  $     32,051         433 $     25,141         996 $     57,830
          0           --            0          --          250        1,641
      1,698        56,565       1,520       50,635       3,250      108,266
        714        45,518         659       42,011       1,515       96,581
      1,800        28,913       1,500       24,094       3,200       51,400
     59,704     4,644,303      51,593    4,011,356     127,637    9,923,777
        956        92,553         885       85,679       1,443      139,700
        467         3,152         307        2,072         521        3,517
      5,658       428,594       5,714      432,836       9,276      702,657
      1,008        50,778       1,034       52,088       2,202      110,926
      3,264       177,480       2,817      153,174       4,721      256,704
      2,400        96,900       2,200       88,825       4,800      193,800
     11,857       661,028      10,208      569,096      17,199      958,844
        871        48,286         774       42,909       1,319       73,122
      1,623        70,499       1,366       59,336       3,262      141,693

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Symbol Technologies Inc               190 $      9,702         315 $     16,085
Thomas & Betts Corp                    68        3,855         454       25,736
                                          ------------             ------------
  TOTAL ELECTRICAL EQUIPMENT
                     - VALUE              $    684,320             $  2,863,531
                     -  COST              $    526,924             $  1,906,203
ELECTRONICS
PERCENT OF NET ASSETS                            1.08%                    2.18%
Advanced Micro Devices+               200 $      4,688       1,286 $     30,141
American Power Conversion+            300        8,700         780       22,620
AMP Inc                               389       17,189       1,920       84,840
Analog Devices Inc+                   801       25,832       1,526       49,214
Applied Materials Inc                 515       18,958       2,946      108,450
Atmel Corp+                           662       10,758       1,060       17,225
Beckman Instruments Inc                94        4,547         250       12,094
C-Cube Microsystems Inc+              100        2,075         300        6,225
Canon Inc ADR (Japan)                 278       31,796       1,006      115,061
CBS Corp                            1,410       43,622       6,277      194,195
Cirrus Logic Inc+                     634        7,014         780        8,629
Commscope Inc+                         50          669         346        4,628
Cypress Semiconductor Corp+           800        7,550         840        7,928
EG&G Inc                               25          673         453       12,203
Electronics for Imaging Inc+          400        8,825         500       11,031
Emerson Electric Co                   755       48,178       3,678      234,702
Etec Systems Inc+                       0          --          200       10,488
Fuji Photo Film Co Ltd ADR
 (Japan)                              975       38,513       3,270      129,165
General Instrument Corp+              156        2,603         204        3,404
General Semiconductor Inc              37          516         260        3,624
General Signal Corp                   135        5,484         441       17,916
Honeywell Inc                         184       14,582       1,039       82,341
Imation Corp+                         276        4,640         516        8,675
Input/Output Inc+                     500       10,781         500       10,781
Integrated Device Technology
 Inc+                                 700       10,544         800       12,050
Intel Corp                          2,901      260,183      13,101    1,174,996
International Rectifier
 Corp+                                500        7,281         500        7,281
International Specialty
 Products Corp+                         0          --          200        3,188
Jabil Circuit                           0          --          100        5,263
Johnson Controls Inc                  196       10,890         700       38,894
KLA Instruments Corp+                 404       18,647         736       33,971
Kyocera Corp ADR (Japan)              430       45,903       1,219      130,128
Lam Research Corp+                    300        8,512         300        8,475
Lattice Semiconductor+                  0          --          200       10,713
Lexmark International Group
 Cl+                                    0          --          500       21,375

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        585  $     29,872         555 $     28,340       1,325 $     67,658
      1,110        62,923         973       55,157       1,554       88,092
             ------------             ------------             ------------
             $  6,529,415             $  5,722,749             $ 12,976,208
             $  4,336,648             $  3,881,404             $  9,205,070
                    3.18%                    3.97%                    4.68%
      2,877  $     67,430       2,422 $     56,766       3,984 $     93,375
      1,494        43,326       1,409       40,861       3,060       88,740
      4,369       193,055       3,770      166,587       6,363      281,165
      3,138       101,201       2,861       92,267       6,229      200,885
      6,712       247,086       5,719      210,531      14,220      523,474
      1,866        30,323       1,888       30,680       3,926       63,798
        450        21,769         505       24,429       1,080       52,245
        300         6,225         400        8,300         700       14,525
      2,209       252,654       2,241      256,314       3,644      416,783
     14,074       435,414      12,022      371,931      20,306      628,217
      1,496        16,549       1,066       11,593       1,510       16,704
        792        10,593         612        8,186       1,552       20,758
      1,364        12,873       1,424       13,439       3,170       29,917
        972        26,183         723       19,476       1,467       39,517
      1,000        22,063       1,000       22,063       2,000       44,125
      8,795       561,231       7,666      489,187      12,823      818,268
        400        20,975         300       15,731         700       36,706
      7,234       285,743       7,336      289,772      11,900      470,050
      2,625        43,805       2,343       39,099       5,783       96,504
        594         8,279         459        6,397       1,164       16,223
      1,061        43,103         799       32,459       1,398       56,794
      2,489       197,253       2,152      170,546       3,672      291,006
        702        11,802         731       12,290       1,617       27,186
      1,000        21,563         700       15,094       1,100       23,719
      1,700        25,606         800       12,050       2,100       31,631
     29,806     2,673,226      25,825    2,316,180      63,812    5,723,139
      1,000        14,563         700       10,194       1,100       16,019
        300         4,781         300        4,781         500        7,969
        300        15,788         200       10,525         500       26,313
      1,681        93,401       1,535       85,288       2,450      136,128
      1,684        77,727       1,660       76,619       2,528      116,683
      2,931       312,884       3,005      320,784       4,802      512,614
        500        14,188         500       14,125       1,200       34,050
        500        26,781         400       21,425         900       48,206
      1,000        42,750       1,000       42,750       2,100       89,775

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Linear Technology Corp                386 $     29,240         720 $     54,540
Litton Industries Inc+                101        6,287         390       24,278
LSI Logic Corp+                       128        3,032       1,164       27,572
Macromedia Inc+                       400        5,000         400        5,000
Matsushita Electric
 Industries Co                        257       37,554         833      121,722
MEMC Electronic Materials
 Inc+                                 300        5,063         300        5,063
Microchip Technology Inc+             400        9,675         500       12,094
Micron Electronics Inc+                 0          --          200        2,575
Micron Technology Inc+                335       11,118       1,912       63,455
Molex Inc                             316        9,559         396       11,979
Molex Inc Class A                     312        8,853         678       19,238
National Semiconductor+               266        6,351       1,312       31,324
Novellus System Inc                   200        9,588         300       14,381
Perkin-Elmer Corp                      29        2,122         406       29,714
Philips Electronics NV ADR
 (Netherlands)                        543       42,286       1,947      151,623
Pioneer Electronics Corp            2,192       38,086       6,817      118,445
Pitney Bowes Inc                      516       24,188       2,346      109,969
Pixar Inc+                              0          --          100        3,700
Policy Management Systems
 Corp+                                248       17,949         170       12,304
Premier Farnell PLC ADR (UK)        2,749       37,283       9,119      123,676
Rambus Inc+                             0          --          100        4,475
Raytheon Co Class A                   358       20,776         971       56,341
Raytheon Co Class B                   384       22,584       2,073      121,918
Read-Rite Corp+                       400        5,700         500        7,125
Sanmina Corp+                           0          --          100        7,969
SCI Systems Inc                       200        9,000         500       22,500
Sensormatic Electronics               535        9,964         870       16,204
Solectron Corp                        500       24,188       1,000       48,375
SONY Corp ADR (Japan)                 468       42,325       1,522      137,646
Tektronix Inc                           3          134         376       16,779
Teradyne Inc+                         376       17,743         820       38,694
Texas Instruments Inc                 660       38,198       3,097      179,239
Thermo Instrument Systems
 Inc                                  250        8,781         156        5,488
Vishay Intertechnology Inc            441        8,985         446        9,087
Vitesse Semiconductor Corp              0          --          300       15,234
VLSI Technology Inc+                  200        3,863         400        7,725
Xerox Corp                            485       43,013       2,641      234,224
Xilinx Inc+                           247       10,837         700       30,713
Zenith Electronics Corp+               44          292          89          590
                                          ------------             ------------
           TOTAL ELECTRONICS
                     - VALUE              $  1,249,770             $  4,534,892
                     -  COST              $  1,056,277             $  3,196,428

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,500  $    113,625       1,410 $    106,808       3,050 $    231,038
        808        50,298         603       37,537       1,379       85,843
      2,742        64,951       2,341       55,452       4,060       96,171
        700         8,750         500        6,250         900       11,250
      1,961       286,551       2,071      302,625       3,316      484,550
        400         6,750         400        6,750         800       13,500
      1,100        26,606         950       22,978       2,000       48,375
        400         5,150         300        3,863         500        6,438
      4,211       139,753       3,635      120,637       6,077      201,680
        840        25,410         718       21,720       1,583       47,886
      1,445        41,002       1,288       36,547       2,676       75,932
      3,284        78,406       2,844       67,900       4,646      110,923
        800        38,350         600       28,763       1,300       62,319
        789        57,745         643       47,060       1,887      138,105
      4,281       333,383       3,897      303,479       7,166      558,052
     16,304       283,282      16,637      289,068      26,756      464,886
      5,388       252,563       4,564      213,938      11,274      528,469
          0           --            0          --          200        7,400
        303        21,930         258       18,673         440       31,845
     20,599       279,374      18,684      253,402      34,410      466,686
        300        13,425         200        8,950         500       22,375
      2,120       122,960       1,785      103,549       3,141      182,178
      6,800       399,925       5,823      342,465       9,751      573,481
        600         8,550         800       11,400       1,700       24,225
        300        23,906         300       23,906         600       47,813
      1,000        45,000       1,000       45,000       2,200       99,000
      1,723        32,091       1,048       19,519       1,885       35,108
      2,300       111,263       1,900       91,913       4,200      203,175
      3,440       311,105       3,483      314,994       5,516      498,853
        924        41,234         808       36,057       1,874       83,627
      1,790        84,466       1,500       70,781       3,250      153,359
      7,081       409,813       6,045      349,854      15,157      877,211
        250         8,781         313       10,977         621       21,821
        882        17,971         771       15,709       1,649       33,598
        700        35,547         500       25,391       1,200       60,937
      1,000        19,313         800       15,450       1,700       32,831
      5,910       524,143       5,227      463,570      12,625    1,119,680
      1,459        64,014       1,174       51,509       2,620      114,952
        279         1,848         230        1,524         367        2,431
             ------------             ------------             ------------
             $ 10,371,427             $  9,264,687             $ 18,951,214
             $  7,429,296             $  6,736,462             $ 14,710,355

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY & RELATED
PERCENT OF NET ASSETS                            1.68%                    3.55%
AGL Resources Inc                     538 $     10,928         440 $      8,938
Amerada Hess Corp                     142        8,422         850       50,416
Amoco Corp                            814       69,190       4,000      340,000
Anadarko Petroleum Corp               441       28,445         525       33,863
Apache Corp                           166        5,644         758       25,772
Ashland Inc                           109        6,070         706       39,315
Atlantic Richfield Corp               523       40,663       2,675      207,981
British Petroleum Co PLC ADR
 (UK)                               1,259      104,102       4,232      349,906
Burlington Resources Inc              284       12,709       1,526       68,289
Chesapeake Energy Corp                  0          --          400        2,825
Chevron Corp                        1,120       90,860       5,455      442,537
Coastal Corp                          212       13,489         904       57,517
Columbia Gas System Inc               141       10,760         451       34,417
Consolidated Natural Gas Co           142        8,165         851       48,933
Cooper Cameron Corp                     0          --          500       26,813
Devon Energy Corp                       0          --          200        6,813
Diamond Offshore Drilling
 Inc                                  400       18,125         600       27,188
Dresser Industries Inc                314       14,032       1,599       71,455
Eastern Enterprises                    39        1,728         200        8,863
EEX Corp+                             137        1,173       1,213       10,386
El Paso Natural Gas Co                427       28,342         456       30,267
ELF Aquitaine ADR (France)          1,606       91,843       5,412      309,499
Enron Corp                            528       24,837       2,723      127,981
Enron Oil & Gas Co                    300        6,413         600       12,825
Ensco International Inc               700       20,388       1,300       37,863
Exxon Corp                          4,257      271,916      20,508    1,309,949
Fina Inc Class A                        0          --            0          --
Freeport-McMoRan Sulphur
 Inc+                                  74        1,036          76        1,064
Global Marine Inc+                    700       16,231       1,400       32,463
Halliburton Co                        461       21,437       2,121       98,626
Helmerich & Payne Inc                  90        2,604         520       15,048
Indiana Energy Inc                      0          --            0          --
Kerr - McGee Corp                      43        2,908         448       30,296
MAPCO Inc                             374       20,126         620       33,364
MCN Corp                              616       22,677         500       18,406
Mobil Corp                          1,329       96,269       6,520      472,293
Murphy Oil Corp                       293       14,632         380       18,976
Nabors Industries Inc+                600       13,725         900       20,588
National Fuel Gas Co                  400       18,650         320       14,920
Natural Gas Clearinghouse
 Inc                                    0          --          100        1,550
NICOR Inc                              44        1,810         450       18,506
Noble Affiliates Inc                  338       13,182         530       20,670

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    5.22%                    6.34%                    6.62%
        798  $     16,209         558 $     11,334         520 $     10,563
      1,824       108,186       1,546       91,697       2,678      158,839
      9,696       824,160       8,342      709,070      14,048    1,194,080
      1,161        74,885         889       57,341       2,306      148,737
      1,841        62,594       1,548       52,632       2,674       90,916
      1,505        83,810       1,295       72,115       2,104      117,167
      6,392       496,978       5,552      431,668       9,220      716,855
      9,639       797,035       8,746      723,221      16,036    1,326,018
      3,518       157,431       3,054      136,667       5,082      227,419
      1,000         7,063         500        3,531       1,000        7,063
     13,133     1,065,415      11,261      913,549      18,989    1,540,483
      2,076       132,086       1,810      115,161       3,095      196,919
      1,066        81,349         990       75,549       1,624      123,932
      1,925       110,688       1,741      100,108       2,713      155,997
        800        42,900         800       42,900       1,800       96,525
        500        17,031         400       13,625         900       30,656
      1,400        63,438       1,200       54,375       2,500      113,281
      3,538       158,104       2,927      130,800       5,074      226,744
        426        18,877         282       12,496         686       30,398
      1,934        16,560       2,344       20,071       4,867       41,674
        842        55,888         627       41,617         778       51,640
     12,229       699,346      11,149      637,583      20,503    1,172,515
      6,385       300,095       5,496      258,312       9,135      429,345
      1,200        25,650       1,200       25,650       2,400       51,300
      2,900        84,463       2,400       69,900       5,200      151,450
     49,166     3,140,478      42,426    2,709,961      71,242    4,550,583
        100         6,325         100        6,325         200       12,650
        144         2,016          75        1,050         143        2,002
      3,115        72,229       2,600       60,288       5,800      134,488
      4,776       222,084       4,114      191,301      10,250      476,625
        920        26,623         840       24,308       1,620       46,879
        352        10,516           0          --            0          --
        962        65,055         784       53,018       1,374       92,917
      1,236        66,512         976       52,521       2,200      118,388
        930        34,236         670       24,664         600       22,088
     15,626     1,131,908      13,473      975,950      22,665    1,641,796
        777        38,801         697       34,806       1,570       78,402
      1,885        43,119       1,629       37,263       3,400       77,775
        582        27,136         412       19,210         385       17,951
      1,600        24,800           0          --        3,200       49,600
      1,009        41,495         801       32,941       1,509       62,058
        873        34,047         858       33,462       1,920       74,880

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Noble Drilling Corp+                  0 $        --        1,200 $     34,050
Occidental Petroleum Corp           600       15,338       2,960       75,665
ONEOK Inc                            49        1,715         240        8,400
Oryx Energy Co+                     199        5,062         842       21,418
Pacific Enterprises Co              152        5,520         704       25,564
Parker Drilling Co+                   0          --            0          --
Pennzoil Co                         132        8,836         438       29,319
Peoples Energy Corp                  63        2,276         360       13,005
Phillips Petroleum Co               419       20,531       2,379      116,571
Pioneer Natural Resources
 L.C.                               376        8,907         697       16,510
Pogo Producing Co                   300        8,419         300        8,419
Pride International Inc+              0          --          400        9,125
Quaker State Corp                     0          --            0          --
Questar Corp                        227        9,648         340       14,450
R&B Falcon Corp+                    472       12,508       1,026       27,189
Ranger Oil Ltd                        0          --            0          --
Repsol SA                           837       37,247       2,800      124,600
Rowan Co Inc+                       126        3,552         804       22,663
Royal Dutch Petroleum Corp        4,056      220,292      13,468      731,481
Santa Fe Energy Resources
 Inc                                 83          929         809        9,051
Schlumberger Ltd                    875       65,953       3,980      299,993
Seagull Energy Corp+                391        6,598         610       10,294
Services (B J) Co                     0          --          700       24,063
Sonat Offshore Drilling Co          132        5,693         736       31,740
Sun Co Inc                          115        4,593         658       26,279
Texaco Inc                          942       52,575       4,786      267,119
Tosco Corp                          671       24,911       1,340       49,748
Total Compagnie Francaise
 des Petroles SA ADR
 (France)                         2,228      123,245       7,175      396,884
Transocean Offshore Inc             400       17,200         800       34,400
Trans Texas Gas Corp                  0          --            0          --
Ultramar Diamond Shamrock
 Corp                               410       14,635         855       30,513
Union Pacific Resources
 Group                              332        7,429       2,058       46,048
Union Texas Petroleum
 Holdings Corp                      200        4,038         500       10,094
United Meridian Corp+                 0          --          400       10,925
Unocal Corp                         384       14,472       2,091       78,805
USX - Marathon Group                515       17,800       2,520       87,098
Utilicorp United Inc                491       17,676         380       13,680
Valero Energy Corp                  180        6,390         470       16,685
Vastar Resources Inc                200        7,438         200        7,438
Washington Gas & Light              464       12,499         360        9,698
Weatherford Enterra Inc+            400       13,850         500       17,313
Western Atlas Inc                   134       10,176         445       33,792

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,700        76,613       2,200       62,425       4,800      136,200
      6,727       171,959       5,779      147,726       9,785      250,129
        603        21,105         507       17,745         920       32,200
      1,889        48,051       1,613       41,031       4,063      103,353
      1,695        61,550       1,436       52,145       2,370       86,061
        844         9,284         619        6,809           0          --
        932        62,386         887       59,374       1,384       92,642
        674        24,348         582       21,025       1,141       41,219
      5,246       257,054       4,475      219,275       7,604      372,596
      1,134        26,862       1,186       28,093       3,462       82,006
        600        16,838         500       14,031       1,100       30,869
        800        18,250         800       18,250       1,700       38,781
        419         6,337         299        4,522           0          --
        710        30,175         640       27,200       1,430       60,775
      2,016        53,424       1,698       44,997       4,042      107,113
      1,508         9,708       1,103        7,101           0          --
      6,225       277,013       5,650      251,425      10,350      460,575
      1,764        49,723       1,472       41,492       3,279       92,427
     30,452     1,653,924      27,687    1,503,750      50,874    2,763,094
      1,875        20,977       1,239       13,861       2,826       31,616
      8,994       677,923       7,846      591,392      19,246    1,450,667
      1,248        21,060       1,103       18,613       2,275       38,391
      1,400        48,125       1,200       41,250       2,800       96,250
      1,760        75,900       1,474       63,566       3,126      134,809
      1,413        56,432       1,226       48,963       1,987       79,356
     10,972       612,375       9,433      526,479      15,803      882,005
      2,867       106,437       2,377       88,246       5,235      194,349
     16,304       901,823      14,778      817,415      27,219    1,505,566
          0           --        1,500       64,500       3,200      137,600
      1,700        73,100           0          --          300        4,950
      1,944        69,366       1,537       54,837       3,425      122,240
      5,133       114,851       4,322       96,705       7,193      160,943
        800        16,150       1,000       20,188       2,100       42,394
        700        19,119         600       16,388       1,300       35,506
      4,985       187,872       4,166      157,006       7,044      265,471
      5,839       201,810       5,066      175,094       8,357      288,839
        675        24,300         494       17,784         472       16,992
      1,164        41,322         984       34,932       1,960       69,580
        300        11,156         300       11,156         700       26,031
        624        16,809         454       12,230         440       11,852
      1,057        36,599         900       31,163       1,900       65,788
      1,078        81,861         931       70,698       1,593      120,968

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Williams Co Inc                      588 $     19,220       2,896 $     94,663
Witco Corp                           316       12,581         580       23,091
                                         ------------             ------------
     TOTAL ENERGY & RELATED
                    - VALUE              $  1,953,283             $  7,395,224
                    -  COST              $  1,529,318             $  5,522,631
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                           0.04%                    0.08%
Armstrong World Industries
 Inc                                 102 $      8,007         394 $     30,929
Centex Corp                           57        4,165         249       18,193
Clayton Homes Inc                    626       12,447         884       17,565
Fleetwood Enterprises Inc             32        1,500         328       15,375
Fluor Corp                           123        5,789         749       35,250
Foster Wheeler Corp                  102        2,729         341        9,122
Granite Construction Inc               0          --            0          --
Kaufman & Broad Home Corp             59        1,527         308        7,970
Pulte Corp                            50        2,275         237       10,784
Rouse Co                             400       13,300         600       19,950
                                         ------------             ------------
        TOTAL ENGINEERING &
               CONSTRUCTION
                    - VALUE              $     51,739             $    165,138
                    -  COST              $     35,965             $    140,215
ENTERTAINMENT & LEISURE
PERCENT OF NET ASSETS                           0.31%                    0.72%
AMF Bowling Inc                        0 $        --            0 $        --
Ascent Entertainment Group+          249        2,677         293        3,150
Bally Total Fitness Holding
 Corp+                                26          712          76        2,081
Boyd Gaming Corp+                      0          --          200        1,588
Brunswick Corp                       196        6,223         835       26,511
Callaway Golf Co                     296        9,546         680       21,930
Circus Circus Entertainment
 Inc+                                629       13,838         930       20,460
Coleman Co Inc+                        0          --          200        4,125
Disney (Walt) Co                   1,123      125,706       5,572      623,716
Galileo International Inc              0          --          400       15,800
Gaylord Entertainment Co
 Class A                             105        3,570         105        3,570
Grand Casinos Inc+                   400        6,100         400        6,100
Harrah's Entertainment Inc+          108        2,275         897       18,893
Hasbro Inc                           198        7,190       1,105       40,125
International Game
 Technology Inc                      497       12,052       1,100       26,675
Mattel Inc                           371       15,698       2,414      102,142
Metro-Goldwyn-Mayer Inc+               0          --          100        1,956
MGM Grand Inc+                       200        7,225         200        7,225
Mirage Resorts Inc+                1,597       36,531       1,576       36,051
Polaroid Corp                         34        1,558         437       20,020

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      6,392  $    208,939       5,504 $    179,912       9,184 $    300,202
      1,352        53,827       1,022       40,688       2,195       87,388
             ------------             ------------             ------------
             $ 17,040,358             $ 14,819,522             $ 26,789,391
             $ 12,562,522             $ 11,058,036             $ 21,871,886
                    0.11%                    0.13%                    0.14%
        838  $     65,783         789 $     61,937       1,203 $     94,435
        545        39,819         552       40,331         856       62,542
      1,945        38,657       1,620       32,198       3,408       67,724
        713        33,422         570       26,719       1,065       49,922
      1,739        81,842       1,386       65,229       2,428      114,268
        732        19,581         583       15,595       1,254       33,545
        270         7,155           0          --            0          --
        734        18,992         647       16,741       1,189       30,765
        393        17,882         321       14,606         633       28,802
      1,300        43,225       1,100       36,575       2,400       79,800
             ------------             ------------             ------------
             $    366,358             $    309,931             $    561,803
             $    311,243             $    254,185             $    509,168
                    1.05%                    1.27%                    1.30%
          0  $        --            0 $        --          500 $     12,000
        400         4,300         397        4,268         679        7,299
        185         5,064         116        3,175         223        6,105
          0           --          300        2,381         700        5,556
      1,962        62,293       1,660       52,705       2,840       90,170
      1,458        47,021       1,256       40,506       2,616       84,366
      2,122        46,684       1,562       34,364       3,295       72,490
          0           --            0          --          200        4,125
     13,466     1,507,350      11,568    1,294,893      19,461    2,178,416
        800        31,600         600       23,700       1,400       55,300
        140         4,760         171        5,814         250        8,500
        700        10,675         500        7,625         900       13,725
      2,032        42,799       1,602       33,742       2,818       59,354
      2,523        91,616       2,112       76,692       3,561      129,309
      2,172        52,671       2,017       48,912       4,345      105,366
      5,313       224,806       4,565      193,157      11,363      480,797
          0           --          200        3,913         400        7,825
        400        14,450         400       14,450         800       28,900
      3,580        81,893       3,029       69,288       5,074      116,068
        906        41,506         747       34,222       1,402       64,229

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Spelling Entertainment Group            0 $        --            0 $        --
Stanhome Inc                          220        6,353         170        4,909
Tiffany & Co                          126        5,922         300       14,100
Time Warner Inc                       987       66,623       4,698      317,115
Topp Inc+                             512        1,408           0          --
U.S. West Media Group+              1,020       32,831       5,340      171,881
                                          ------------             ------------
         TOTAL ENTERTAINMENT
                   & LEISURE
                     - VALUE              $    364,038             $  1,490,123
                     -  COST              $    290,782             $  1,020,657
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                            0.08%                    0.12%
Browning-Ferris Industries
 Inc                                  347 $     11,559       1,723 $     57,397
Mid American Waste Systems
 Inc+                                   0          --            0          --
Republic Industries Inc+            1,500       35,438       3,200       75,600
Safety-Kleen Corp                      78        2,091         491       13,165
U.S. Filter Corp+                       0          --          800       27,150
U.S.A. Waste Services Inc+            800       33,300       1,730       72,011
Wheelabrator Technologies
 Inc                                  700       11,419         700       11,419
                                          ------------             ------------
         TOTAL ENVIRONMENTAL
                     CONTROL
                     - VALUE              $     93,807             $    256,742
                     -  COST              $     82,856             $    237,452
FOOD & RELATED
PERCENT OF NET ASSETS                            1.04%                    2.05%
Albertson's Inc                       405 $     18,959       2,180 $    102,051
American Stores Co                    461       11,611       2,387       60,123
Archer-Daniels-Midland Co           1,000       22,438       5,009      112,389
Bestfoods                             243       25,606       1,182      124,553
Bob Evans Farms Inc                   468        9,623         360        7,403
Boston Chicken Inc+                   600        4,163         500        3,469
Brinker International Inc+          1,056       22,044         990       20,666
Brown-Forman Corp Class B              74        4,107         643       35,687
Campbell Soup Co                      800       46,450       3,629      210,709
ConAgra Inc                           888       26,640       3,727      111,810
Corn Product International
 Inc+                                  60        1,995         295        9,809
Cracker Barrel Old Country
 Store Inc                            249       10,069         610       24,667
Darden Restaurants Inc                160        2,160       1,329       17,941
Dave & Buster's Inc                     0          --            0          --
Dean Foods Co                         224       12,320         440       24,200
Dole Food Inc                         246       13,361         410       22,268
Earthgrains Co                         28        1,213         146        6,324
Fleming Co Inc                          2           36         291        5,183

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --            0 $        --          400 $      3,600
        299         8,634         214        6,179         210        6,064
        480        22,560         560       26,320       1,200       56,400
     11,119       750,533       9,587      647,123      16,146    1,089,855
        722         1,986         527        1,449           0          --
     12,084       388,954      10,397      334,653      17,485      562,798
             ------------             ------------             ------------
             $  3,442,155             $  2,959,531             $  5,248,617
             $  2,322,449             $  1,942,826             $  3,597,026
                    0.16%                    0.19%                    0.24%
      3,988  $    132,850       3,351 $    111,630       5,669 $    188,849
        372           163           0          --            0          --
      6,500       153,563       5,200      122,850      12,700      300,038
      1,136        30,459       1,016       27,242       1,831       49,094
      1,600        54,300       1,300       44,119       3,400      115,388
      3,300       137,363       2,800      116,550       6,767      281,676
      1,300        21,206       1,200       19,575       2,600       42,413
             ------------             ------------             ------------
             $    529,904             $    441,966             $    977,458
             $    517,459             $    441,314             $    942,877
                    2.94%                    3.58%                    4.31%
      4,930  $    230,786       4,238 $    198,391       7,084 $    331,620
      5,544       139,640       4,645      116,996       7,830      197,218
     11,107       249,213       9,536      213,964      16,107      361,401
      2,585       272,394       2,283      240,571       5,572      587,149
        752        15,463         472        9,706       1,250       25,703
        700         4,856         700        4,856       1,100        7,631
      1,871        39,057       1,171       24,445       2,130       44,464
      1,355        75,203       1,145       63,548       1,995      110,723
      8,322       483,196       7,171      416,366      17,729    1,029,390
      8,572       257,160       7,453      223,590      18,371      551,130
        696        23,142         545       18,121       1,318       43,824
      1,411        57,057       1,071       43,309       2,325       94,017
      3,179        42,917       2,566       34,641       4,753       64,166
        103         2,524           0          --            0          --
        707        38,885         737       40,535       1,605       88,275
      1,008        54,747         868       47,143       1,825       99,120
        334        14,466         268       11,608         612       26,507
        801        14,268         589       10,492       1,206       21,482

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Flowers Industries Inc                509 $     12,948         720 $     18,315
Food Lion Inc Class A               1,100       11,103       1,700       17,159
Food Lion Inc Class B               1,400       13,825       1,800       17,775
General Mills Inc                     210       15,107       1,232       88,627
General Nutrition Co Inc+             400       15,900         800       31,800
Giant Food Inc Class A                156        5,665         494       17,938
Great Atlantic & Pacific Tea
 Co                                    69        2,100         293        8,918
Hannaford Brothers Co                 236        9,956         260       10,969
Harcourt General Inc                   89        4,806         582       31,428
Heinz (H J) Co                        690       38,856       2,938      165,446
Hershey Foods Corp                    214       14,271       1,155       77,024
Hormel Foods Corp                     200        7,425         500       18,563
Host Marriott Services Corp+          240        3,210         240        3,210
IBP Inc                               432        9,639         920       20,527
Imperial Holly Inc                      0          --            0          --
International Multifoods
 Corp                                   0          --            0          --
Interstate Bakeries Corp                0          --          400       13,400
Kellogg Co                            756       32,225       3,259      138,915
Koninklijke Ahold NV ADR
 (Netherlands)                      3,015       92,900      10,138      312,377
Kroger Co                             341       14,407       2,101       88,767
Lancaster Colony Corp                 207        9,108         290       12,760
Lance Inc                               0          --            0          --
Lone Star Steakhouse &
 Saloon+                              300        6,319         400        8,425
Luby's Cafeteria Inc                   45          782         219        3,805
McCormick & Co Inc                    288        8,262         600       17,213
McDonald's Corp                     1,269       69,478       5,690      311,527
Michael Foods Inc                       0          --            0          --
Morrison Restaurants Inc               96          270          50          141
Nabisco Holdings Corp Class
 A                                    200        9,438         100        4,719
NPC International Inc+                  0          --            0          --
Outback Steakhouse Inc+               200        7,150         400       14,300
Pioneer Hi Bred
 International Inc                    135       14,006         479       49,696
Planet Hollywood
 International+                         0          --          200        2,013
Quaker Oats Co                        142        7,650       1,173       63,195
Ralston-Purina Group                  155       15,723         896       90,888
Richfood Holdings Inc                   0          --          500       14,219
RJR Nabisco Holdings Corp           1,170       40,438       2,643       91,349
Ruby Tuesday Inc                      192        5,016         100        2,613
Ryans Family Steak House+             119          985         516        4,273
Safeway Inc                           998       34,805       2,054       71,633
Sara Lee Corp                         833       47,065       3,853      217,694
Sbarro Inc                              0          --            0          --
Shoney's Inc+                          97          473         370        1,804
Sizzler International Inc+            254          841           0          --

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,318  $     33,527       1,336 $     33,985       2,815 $     71,607
      3,100        31,290       2,900       29,272       6,900       68,137
      4,300        42,463       3,400       33,575       6,400       64,600
      2,930       210,777       2,597      186,822       6,222      447,595
      1,600        63,600       1,500       59,625       3,200      127,200
      1,186        43,067         946       34,352       1,700       61,731
        732        22,280         612       18,628       1,177       35,825
        745        31,430         565       23,836       1,240       52,313
      1,419        76,626       1,211       65,394       2,053      110,862
      6,720       378,420       5,902      332,356      14,266      803,354
      2,653       176,922       2,319      154,648       5,598      373,317
      1,000        37,125         800       29,700       1,700       63,113
        380         5,082         320        4,280         680        9,095
      2,152        48,017       1,642       36,637       3,500       78,094
        134         1,173          94          823           0          --
        274         7,655           0          --            0          --
        800        26,800         700       23,450       1,600       53,600
      7,501       319,730       6,470      275,784      16,003      682,128
     22,905       705,760      20,762      639,729      38,157    1,175,713
      4,630       195,618       4,069      171,915       9,729      411,050
        705        31,020         660       29,040       1,292       56,848
        478        11,114           0          --            0          --
        700        14,744         500       10,531         900       18,956
        480         8,340         369        6,411         621       10,790
      1,355        38,872       1,005       28,831       2,155       61,822
     13,681       749,035      11,787      645,338      19,844    1,086,459
        229         5,811           0          --            0          --
        160           450          99          278         193          543
        200         9,438         200        9,438         400       18,875
        374         4,301         284        3,266           0          --
        500        17,875         700       25,025       1,400       50,050
      1,235       128,131       1,033      107,174       2,756      285,935
        500         5,031         400        4,025         600        6,038
      2,605       140,344       2,195      118,256       5,309      286,022
      1,957       198,513       1,625      164,836       4,138      419,748
          0           --          600       17,063       1,000       28,438
      5,305       183,354       4,851      167,663      10,618      366,985
        321         8,386         199        5,199         387       10,110
      1,012         8,381         679        5,623       1,039        8,604
      3,976       138,663       3,378      117,808       8,452      294,764
      8,737       493,640       7,573      427,874      18,602    1,051,013
        319         9,411         219        6,461           0          --
        751         3,661         596        2,905       1,304        6,357
        434         1,438         319        1,057           0          --

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Smucker (J M) Co Class A              305 $      8,121           0 $        --
Southland Corp+                     1,800        3,488       1,400        2,713
Starbucks Corp+                       400       15,825         800       31,650
Super Value Inc                        78        3,715         543       25,860
Sysco Corp                            205        9,648       1,387       65,276
Tootsie Roll Industries               212       15,821         212       15,834
Tricon Global Restaurants+            226        6,413       1,275       36,178
Tyson Food Inc Class A                591       11,525         890       17,355
Unilever NV (Netherlands)           3,972      255,449      13,212      849,697
Universal Corp                        181        8,598         400       19,000
Universal Foods Corp                  279       12,555         320       14,400
UST Inc                               292       10,348       1,528       54,149
Weis Markets Inc                      200        7,038         100        3,519
Wendy's International Inc             211        4,576       1,170       25,374
Winn-Dixie Stores Inc                 166        8,954       1,209       65,210
Wrigley (W M) Jr Co                   184       14,053         979       74,771
                                          ------------             ------------
        TOTAL FOOD & RELATED
                     - VALUE              $  1,211,074             $  4,263,663
                     -  COST              $    888,160             $  2,966,990
FURNITURE & APPLIANCES
PERCENT OF NET ASSETS                            0.07%                    0.10%
Bassett Furniture Industries           25 $        775          50 $      1,550
HON Industries Inc                    153       10,060         270       17,753
Hussmann International Inc+            32          486         439        6,660
Knoll Inc+                              0          --          100        3,563
Leggett & Platt Inc                   458       22,986         900       45,169
Maytag Corp                           216        9,720         879       39,555
Miller (Herman) Inc                   238       14,578         420       25,725
National Presto Industries
 Inc                                    0          --            0          --
Skyline Corp                           20          639          44        1,405
Sunbeam Oster Co Inc                  300       12,413         600       24,825
Whirlpool Corp                         83        5,545         705       47,103
                                          ------------             ------------
TOTAL FURNITURE & APPLIANCES
                     - VALUE              $     77,202             $    213,308
                     -  COST              $     34,333             $    129,645
HEALTHCARE
PERCENT OF NET ASSETS                            0.11%                    0.18%
Apria Healthcare Group Inc+           500 $      6,813         600 $      8,175
Beverly Enterprises Inc+               75        1,139       1,146       17,405
Cardinal Health Inc                   116        9,498         889       72,787
First Health Group Corp+              284       14,147         290       14,446
Healthsouth Corp                    1,010       27,270       3,190       86,130
Idexx Laboratories Inc+               400        6,275         500        7,844

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        436  $     11,608         331 $      8,813           0 $        --
      2,600         5,038       1,800        3,488       4,200        8,138
      1,700        67,256       1,400       55,388       3,400      134,513
      1,194        56,864       1,044       49,721       1,718       81,820
      3,085       145,188       2,699      127,022       6,737      317,060
        318        23,751         212       15,834         537       40,046
      3,075        87,253       2,587       73,406       4,267      121,076
      1,411        27,515       1,473       28,724       3,545       69,128
     29,720     1,911,368      26,964    1,734,122      49,692    3,195,817
        639        30,353         694       32,965       1,365       64,838
        409        18,405         489       22,005         770       34,650
      3,453       122,366       3,035      107,553       7,026      248,984
        200         7,038         200        7,038         400       14,075
      2,634        57,125       2,263       49,079       3,751       81,350
      2,958       159,547       2,505      135,113       4,266      230,097
      2,164       165,276       1,864      142,363       4,489      342,847
             ------------             ------------             ------------
             $  9,578,240             $  8,369,829             $ 17,425,950
             $  6,662,975             $  5,861,569             $ 13,242,622
                    0.14%                    0.17%                    0.19%
        200  $      6,200         120 $      3,720         206 $      6,386
        484        31,823         454       29,850         935       61,476
      1,026        15,575         796       12,089       1,533       23,275
          0           --          200        7,125         400       14,250
      1,874        94,051       1,584       79,497       3,430      172,143
      1,899        85,455       1,639       73,755       2,664      119,880
        848        51,940         858       52,553       1,820      111,475
        116         4,517          81        3,154           0          --
        222         7,090          78        2,491         133        4,248
      1,300        53,788       1,100       45,513       2,300       95,162
      1,460        97,546       1,298       86,723       2,149      143,580
             ------------             ------------             ------------

             $    447,985             $    396,470             $    751,875
             $    261,638             $    240,464             $    519,431

                    0.28%                    0.32%                    0.38%
        800  $     10,900         800 $     10,900       1,300 $     17,712
      2,100        31,894       2,042       31,013       4,300       65,306
      2,040       167,025       1,675      137,141       4,163      340,846
        816        40,647         596       29,688       1,265       63,013
      7,277       196,479       6,119      165,213      15,005      405,135
        800        12,550         600        9,413       1,000       15,688

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Lincare Holdings Inc+                   0 $        --          100 $      6,491
Mid Atlantic Medical
 Services+                            400        4,700         500        5,875
Morrison Health Care Inc              128        2,560          66        1,320
Novacare Inc+                           0          --            0          --
Oakley Inc+                           600        7,238         600        7,238
Oxford Health Plans Inc+              500        8,594         700       12,031
PacifiCare Health Systems
 Inc Class A+                         112        6,855          70        4,285
PacifiCare Health Systems
 Inc Class B+                         174       10,875         195       12,188
St Jude Medical Inc                   152        5,548         796       29,054
United Healthcare Corp                297       18,024       1,639       99,467
                                          ------------             ------------
            TOTAL HEALTHCARE
                     - VALUE              $    129,536             $    384,736
                     -  COST              $    145,300             $    368,304
HOSPITAL & MEDICAL SUPPLIES
PERCENT OF NET ASSETS                            0.42%                    0.98%
Allegiance Corp                        81 $      2,825         628 $     21,902
American Oncology Resources+            0          --          200        3,050
Arrow International Inc                 0          --          100        3,913
Arterial Vascular
 Engineering+                           0          --          100        4,094
Bard (C R) Inc                        143        4,987         555       19,356
Bausch & Lomb Inc                      56        2,509         491       22,003
Baxter International Inc              470       26,614       2,297      130,068
Becton Dickinson & Co                 159       10,116         987       62,798
Biomet Inc                            132        3,935         926       27,606
Boston Scientific Corp+               301       17,985       1,568       93,688
Columbia/HCA Healthcare Corp        1,140       30,923       5,759      156,213
Dentsply International Inc            400       12,400         400       12,400
Depuy Inc                               0          --          200        5,388
Guidant Corp                          306       22,319       1,209       88,181
Health Care & Retirement
 Corp+                                150        6,581         400       17,550
Health Management Associates
 Inc Class A                          575       15,992       1,375       38,242
Hillenbrand Industries Inc            300       16,856         500       28,094
Johnson & Johnson                   2,333      176,142      10,695      807,473
Mallinckrodt Group Inc                 87        3,377         684       26,548
Manor Care Inc                        161        6,048         601       22,575
Medpartners Inc+                      710        8,520       1,489       17,868
Medtronic Inc                         720       38,250       3,714      197,306
Phycor Inc+                           300        7,716         600       15,431
Quorum Health Group Inc               150        4,158         350        9,702
Stryker Corp                          348       14,246         720       29,475
Sybron International Corp             600       16,388         900       24,581
Tenet Healthcare Corp+                524       19,552       2,682      100,072
Thermo Cardiosystems Inc+             150        3,750         250        6,250

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        300  $     19,472         300 $     19,472         600 $     38,944
        700         8,225         500        5,875       1,300       15,275
        214         4,280         132        2,640         258        5,160
        975        13,650         710        9,940           0          --
      1,200        14,475         800        9,650       1,200       14,475
      1,400        24,063       1,300       22,344       2,600       44,688
        459        28,021         136        8,273         242       14,768
        526        32,887         411       25,688         795       49,699
      1,835        66,977       1,534       55,991       2,735       99,827
      3,729       226,304       3,247      197,052       5,462      331,475
             ------------             ------------             ------------

             $    897,849             $    740,293             $  1,522,011
             $    769,806             $    640,982             $  1,349,970

                    1.39%                    1.68%                    2.20%
      1,230  $     42,896       1,098 $     38,293       2,307 $     80,457
          0           --          200        3,050         400        6,100
          0           --            0          --          200        7,825
          0           --            0          --            0          --
      1,208        42,129         897       31,283       1,796       62,636
      1,150        51,534         975       43,692       1,555       69,683
      5,115       289,637       4,426      250,622      10,868      615,401
      2,471       157,217       2,130      135,521       3,570      227,141
      2,246        66,959       1,742       51,933       4,260      127,001
      3,506       209,483       3,067      183,253       7,629      455,833
     13,036       353,612      11,167      302,905      18,654      505,990
        600        18,600         800       24,800       1,600       49,600
        300         8,081         300        8,081         600       16,163
      2,717       198,171       2,367      172,643       5,673      413,774
        750        32,906         700       30,713       1,550       68,006
      3,075        85,523       2,600       72,313       5,587      155,389
      1,000        56,188         900       50,569       2,000      112,375
     24,511     1,850,580      21,249    1,604,300      52,505    3,964,128
      1,443        56,006       1,205       46,769       2,092       81,196
      1,299        48,794       1,012       38,013       1,837       69,002
      3,020        36,240       2,552       30,624       5,362       64,344
      8,514       452,306       7,298      387,706      18,213      967,566
      1,050        27,005       1,050       27,005       2,250       57,867
        600        16,631         650       18,017       1,400       38,806
      1,668        68,284       1,388       56,821       2,900      118,719
      1,600        43,700       1,600       43,700       3,600       98,325
      6,083       226,972       5,254      196,040       8,820      329,096
        300         7,500         300        7,500         450       11,250

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
United States Surgical                152 $      4,655         699 $     21,407
Vencor Inc+                           500       14,344         700       20,081
                                          ------------             ------------
    TOTAL HOSPITAL & MEDICAL
                    SUPPLIES
                     - VALUE              $    491,188             $  2,033,315
                     -  COST              $    384,539             $  1,447,346
HOUSEHOLD PRODUCTS
PERCENT OF NET ASSETS                            0.37%                    0.93%
Alberto-Culver Co Class B             102 $      3,105         485 $     14,762
Avon Products Inc                     160       11,270       1,087       76,566
Colgate-Palmolive Co                  479       38,889       2,358      191,440
Estee Lauder Co Class A               200       11,700         200       11,700
Gillette Co                         1,021      110,140       4,471      482,309
Kimberly-Clark Corp                   986       54,908       4,354      242,463
NCH Corp                                0          --            0          --
Procter & Gamble Co                 2,403      204,105      10,684      907,472
                                          ------------             ------------
    TOTAL HOUSEHOLD PRODUCTS
                     - VALUE              $    434,117             $  1,926,712
                     -  COST              $    307,975             $  1,126,833
INSURANCE
PERCENT OF NET ASSETS                            1.15%                    2.56%
Aegon NV ADR (Netherlands)             22 $      2,475         325 $     36,563
Aetna Inc                             274       23,941       1,300      113,588
AFLAC Corp                            696       42,761       1,370       84,169
Alleghany Corp                          2          696           2          682
Allmerica Financial Corp              124        7,626         230       14,145
Allstate Corp                         722       67,327       3,601      335,793
AMBAC Inc                             300       15,975         600       31,950
American Bankers Insurance
 Gro                                    0          --          400       22,500
American Financial Group Inc          304       12,293         390       15,771
American General Corp                 694       40,311       2,416      140,402
American International Group
 Inc                                1,293      155,402       5,648      678,819
American National Insurance
 Co                                   100        9,700         100        9,700
Aon Corp                              267       15,970       1,510       90,317
Argonaut Group Inc                      0          --          100        3,600
Axa-UAP ADR (France)                2,275      110,053       7,408      358,362
Chubb Corp                            315       25,141       1,524      121,634
CIGNA Corp                             79       15,089         651      124,341
Cincinnati Financial Corp             230       31,050         546       73,710
CNA Financial Corp+                     0          --          100       14,394
Conseco Inc                           358       16,804       1,704       79,982
Equitable Co Inc                      400       20,925         800       41,850
Everest Reinsurance Holdings
 Inc                                  300       11,063         400       14,750

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,465  $     44,866       1,276 $     39,078       2,342 $     71,724
      1,500        43,031       1,180       33,851       2,474       70,973
             ------------             ------------             ------------
             $  4,534,851             $  3,929,095             $  8,916,370
             $  3,112,631             $  2,695,367             $  6,611,260

                    1.35%                    1.63%                    2.32%
      1,110  $     33,786         882 $     26,846       1,769 $     53,844
      2,443       172,079       2,120      149,327       5,022      353,737
      5,419       439,955       4,646      377,197      11,523      935,524
        400        23,400         400       23,400         800       46,800
     10,224     1,102,914       8,804      949,732      21,861    2,358,255
     10,013       557,599       8,677      483,201      21,241    1,182,858
        124         7,556          89        5,423           0          --
     24,458     2,077,401      21,227    1,802,968      52,416    4,452,084
             ------------             ------------             ------------
             $  4,414,690             $  3,818,094             $  9,383,102
             $  2,625,441             $  2,304,576             $  6,133,380
                    3.57%                    4.42%                    4.71%
        747  $     84,038         580 $     65,250         898 $    101,025
      2,968       259,329       2,516      219,836       4,254      371,693
      2,817       173,069       2,537      155,867       5,627      345,709
        104        35,478         104       35,478         204       69,578
        379        23,309         372       22,878         803       49,385
      8,573       799,432       7,333      683,802      12,357    1,152,290
      1,300        69,225       1,100       58,575       2,400      127,800
        700        39,375         600       33,750       1,300       73,125
        813        32,876         608       24,586       1,380       55,804
      5,158       299,796       4,588      266,672       7,751      450,516
     12,783     1,536,357      11,049    1,327,952      27,363    3,288,691
        200        19,400         200       19,400         400       38,800
      3,319       198,518       2,854      170,705       4,834      289,134
          0           --          200        7,200         300       10,800
     16,697       807,717      15,104      730,656      27,832    1,346,373
      3,368       268,809       2,935      234,250       4,867      388,447
      1,432       273,512       1,272      242,952       2,160      412,560
      1,045       141,075       1,040      140,400       1,595      215,325
        200        28,788         200       28,788         400       57,575
      3,773       177,095       3,254      152,735       5,441      255,387
      1,700        88,931       1,400       73,238       3,100      162,169
        900        33,188         800       29,500       1,700       62,688

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Foundation Health Systems+           491 $     13,595         926 $     25,639
General Re Corp                      101       21,513         651      138,663
Hartford Financial Services
 Group                               236       23,187       1,081      106,208
Highlands Insurance Group+            37          909          76        1,867
HSB Group Inc                        230       14,519         280       17,675
Humana Inc+                          257        6,537       1,470       37,393
Jefferson-Pilot Corp                 107        8,975         639       53,596
John Alden Financial Corp              0          --            0          --
Leucadia National Corp               200        7,550         400       15,100
Lincoln National Corp                144       12,060         936       78,390
Loews Corp                           155       15,548         983       98,607
Marsh & McLennan Co Inc              267       23,146       1,318      114,254
MBIA Inc                             204       14,930         764       55,915
Mercury General Corp                 200       11,350         300       17,025
Ohio Casualty Corp                   100        4,675         300       14,025
Old Republic International
 Corp                                350       14,766         750       31,641
PMI Group Inc                        100        7,275         200       14,550
Progressive Corp Ohio                 85        9,849         650       75,319
Protective Life Corp                 100        6,913         300       20,738
Provident Co Inc                     294       10,584         632       22,752
Providian Financial Corp             156        8,847         788       44,719
Reliance Group Holdings                0          --          700       11,900
Reliastar Financial Corp             400       19,025         900       42,806
Safeco Corp                          276       14,473       1,208       63,345
St Paul Co                           127       11,255         755       66,912
Sunamerica Inc                       909       41,189       1,633       73,995
TIG Holdings Inc                     200        5,313         500       13,281
Tokio Marine & Fire
 Insurance Co ADR (Japan)          3,718      211,926      15,400      877,800
Torchmark Corp                       262       12,199       1,197       55,735
Transamerica Corp                     76        8,849         542       63,109
Transatlantic Holdings Inc           126        9,529         150       11,344
Travelers Inc                      1,873      104,420       9,565      533,249
Travelers Property Casualty          100        4,100         100        4,100
Uici+                                  0          --          400       12,850
Unitrin Inc                          100        6,913         300       20,738
UNUM Corp                            272       13,991       1,256       64,606
USF & G Corp                         179        4,374       1,002       24,486
Wellpoint Health Networks+             0          --          100        5,844
                                         ------------             ------------
            TOTAL INSURANCE
                    - VALUE              $  1,328,886             $  5,337,198
                    -  COST              $    961,881             $  3,651,478

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,954  $     54,101       1,713 $     47,429       3,541 $     98,041
      1,613       343,569       1,329      283,077       2,274      484,362
      2,315       227,449       2,043      200,725       3,450      338,962
        172         4,225         136        3,340         216        5,306
        309        19,506         424       26,765         820       51,763
      3,272        83,232       2,822       71,785       4,615      117,394
      1,417       118,851       1,168       97,966       2,013      168,840
          0           --            0          --          300        6,731
        900        33,975         700       26,425       1,600       60,400
      2,079       174,116       1,770      148,238       2,951      247,146
      2,282       228,913       2,012      201,829       3,313      332,335
      3,110       269,598       2,689      233,103       6,617      573,611
      1,767       129,322       1,510      110,513       2,805      205,291
        400        22,700         500       28,375       1,100       62,425
        700        32,725         500       23,375       1,100       51,425
      1,500        63,281       1,250       52,734       3,100      130,781
        500        36,375         400       29,100         900       65,475
      1,469       170,220       1,348      156,200       2,061      238,818
        600        41,475         500       34,563       1,100       76,038
      1,312        47,232       1,202       43,272       2,566       92,376
      1,902       107,938       1,696       96,248       2,697      153,055
      1,400        23,800       1,200       20,400       2,400       40,800
      1,900        90,369       1,600       76,100       3,600      171,225
      2,807       147,192       2,498      130,989       4,023      210,956
      1,627       144,193       1,456      129,038       2,409      213,498
      3,897       176,583       3,290      149,078       5,599      253,705
        900        23,906         800       21,250       1,700       45,156
     26,976     1,537,632      27,469    1,565,733      44,208    2,519,856
      2,806       130,654       2,418      112,588       4,044      188,299
      1,299       151,252       1,044      121,561       1,787      208,074
        332        25,108         290       21,931         660       49,913
     22,913     1,277,400      19,704    1,098,506      33,141    1,847,611
        200         8,200         200        8,200         300       12,300
        800        25,700         600       19,275       1,400       44,975
        600        41,475         500       34,563       1,100       76,038
      2,774       142,688       2,391      122,987       3,959      203,641
      2,206        53,909       1,858       45,405       3,192       78,005
        300        17,531         200       11,688         500       29,219
             ------------ ----------- ------------ ----------- ------------

             $ 11,615,712             $ 10,328,824             $ 19,078,720
             $  7,606,427             $  6,858,868             $ 14,010,932

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LODGING
PERCENT OF NET ASSETS                            0.06%                    0.12%
Choice Hotels International
 Inc+                                  59 $        885         505 $      7,575
Extended Stay America Inc+              0          --          600        8,400
Hilton Hotels Corp                    304        9,063       2,111       62,934
Homestead Village Property
 Inc                                   75        1,064          87        1,234
Host Marriott Corp+                   800       15,850       1,700       33,681
La Quinta Inns Inc                    400        8,500         650       13,813
Marriott International                178       13,484       1,006       76,205
Primadonna Resorts Inc                  0          --            0          --
Promus Hotel Corp+                    441       21,278         818       39,469
Sunburst Hospitality Corp              20          172         168        1,470
                                          ------------             ------------
               TOTAL LODGING
                     - VALUE              $     70,296             $    244,781
                     -  COST              $     48,954             $    179,753
MACHINERY
PERCENT OF NET ASSETS                            0.28%                    0.44%
AGCO Corp                             300 $      8,438         600 $     16,875
AVX Corp                              300        6,769         200        4,513
Black & Decker Corp                   126        6,347         861       43,373
Camco International Inc                 0          --          300       17,550
Case Corp                             103        6,701         704       45,804
Caterpillar Inc                       630       34,414       3,259      178,023
Cincinnati Milacron Inc                61        1,883         362       11,177
Cummins Engine Co Inc                  25        1,447         298       17,247
Deere & Co                            439       24,639       2,249      126,225
Federal Mogul Corp                    396       19,429         300       14,719
Flowserve Corp                          0          --          400       12,675
Harsco Corp                           338       14,154         520       21,775
Ingersoll-Rand Co                     272       12,954       1,450       69,056
Jacobs Engineering Group+               0          --            0          --
Kubota Corp ADR (Japan)             1,434       83,531       1,203       70,075
MagneTek Inc+                           0          --            0          --
Makita Corp ADR (Japan)             1,420       16,330       4,803       55,235
McDermott International Inc           146        5,749         456       17,955
Nordson Corp                          214       10,406         160        7,780
Pall Corp                             183        3,832       1,087       22,759
Parker Hannifin Corp                  158        7,367         987       46,019
Pentair Co                              0          --            0          --
Presstek Inc                          200        5,075         400       10,150
SPX Corp                               22        1,643          46        3,436
Tecumseh Products Co Class A          241       12,080         190        9,524
Teleflex Inc                          350       14,197           0          --

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------

                    0.17%                    0.19%                    0.26%
      1,105  $     16,575         807 $     12,105       1,217 $     18,255
      1,400        19,600       1,200       16,800       2,500       35,000
      4,772       142,265       3,893      116,060       9,473      282,414
        100         1,419         113        1,603         188        2,667
      3,400        67,363       3,100       61,419       6,600      130,763
      1,500        31,875       1,100       23,375       2,400       51,000
      2,355       178,391       1,978      149,834       4,951      375,038
          0           --            0          --          400        6,000
      1,685        81,301       1,289       62,194       3,245      156,571
        368         3,220         269        2,354         405        3,544
             ------------ ----------- ------------ ----------- ------------

             $    542,009             $    445,744             $  1,061,252
             $    369,433             $    317,385             $    829,157

                    0.78%                    0.98%                    0.93%
      1,300  $     36,563       1,100 $     30,938       2,300 $     64,688
        400         9,025         400        9,025         900       20,306
      1,857        93,546       1,659       83,572       2,734      137,725
        600        35,100         600       35,100       1,300       76,050
      1,493        97,138       1,311       85,297       2,208      143,658
      7,410       404,771       6,408      350,037      10,759      587,710
        802        24,762         767       23,681       1,215       37,513
        746        43,175         624       36,114       1,156       66,904
      5,040       282,870       4,282      240,327       7,305      409,993
        553        27,132         398       19,527         380       18,644
        900        28,519         800       25,350       1,600       50,700
      1,148        48,073         858       35,929       1,920       80,400
      3,307       157,496       2,962      141,065       4,717      224,647
        373        11,167           0          --            0          --
     10,786       628,285      10,935      636,964      16,660      970,445
        367         6,514           0          --            0          --
     10,209       117,404      10,347      118,990      16,783      193,005
      1,093        43,037         947       37,288       1,593       62,724
        293        14,247         208       10,114         385       18,721
      2,550        53,391       2,123       44,450       3,843       80,463
      2,208       102,948       1,938       90,359       3,209      149,620
        576        23,724         406       16,722           0          --
        400        10,150         400       10,150         600       15,225
        226        16,879          83        6,199         248       18,523
        345        17,293         249       12,481         431       21,604
        508        20,606         388       15,738           0          --

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Thermo Electron Corp+                239 $      9,799       1,336 $     54,776
UCAR International Inc+              200        6,888         400       13,775
York International Corp              202        8,875         420       18,454
Zurn Industries Inc                   22          965          46        2,018
                                         ------------             ------------
            TOTAL MACHINERY
                    - VALUE              $    323,912             $    910,968
                    -  COST              $    310,131             $    792,704
MANUFACTURING
PERCENT OF NET ASSETS                           0.05%                    0.11%
EVI Inc                                0 $         --         300 $     14,719
Tyco International Ltd             1,224       62,118       4,220      214,165
West Teleservices                      0          --            0          --
                                         ------------             ------------
        TOTAL MANUFACTURING
                    - VALUE              $     62,118             $    228,884
                    -  COST              $     39,512             $    174,375
METAL FABRICATORS
PERCENT OF NET ASSETS                           0.22%                    0.50%
Alcan Aluminum Ltd                   427 $     13,264       1,995 $     61,970
Allegheny Teledyne Inc               263        7,134       1,438       39,006
Alumax Inc+                          189        7,005         480       17,790
Aluminum Co of America               317       23,260       1,525      111,897
Armco Inc+                           111          590         953        5,063
Barrick Gold Corp                    623       12,032       3,338       64,465
Battle Mountain Gold Co              337        2,022       1,957       11,742
Bethlehem Steel Corp+                 67          712         938        9,966
British Steel PLC ADR (UK)           678       16,738       2,172       53,621
Crane Co                              80        3,920         395       19,355
Engelhard Corp                       270        4,894       1,271       23,037
Freeport McMoRan Copper &
 Gold Inc Class B                     38          546          28          403
Freeport McMoRan Inc                 231        3,479       1,682       25,335
Getchell Gold Corp+                   24          447         259        4,824
Inland Steel Industries Inc          102        2,104         432        8,910
Kaydon Corp                            0          --            0          --
Laboratory Corp of America
 Holdings                            660        1,279         418          810
Lukens Inc                             0          --            0          --
Mitsui & Co Ltd ADR (Japan)          660       83,408       2,015      254,646
Nucor Corp                           131        6,747         734       37,801
Oregon Steel Mills Inc                 0          --            0          --
Phelps Dodge Corp                     76        4,826         540       34,290
Placer Dome Inc                      353        4,545       2,124       27,347
Precision Castparts Corp               0          --          200       11,088
Reynolds Metals Co                   159        9,908         606       37,761

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,066  $    125,706       2,546 $    104,386       4,371 $    179,211
        800        27,550         600       20,663       1,400       48,213
        959        42,136         814       35,765       1,685       74,035
        224         9,828         180        7,898         241       10,574
             ------------             ------------             ------------
             $  2,559,035             $  2,284,129             $  3,761,301
             $  2,336,391             $  2,140,563             $  3,802,021

                    0.16%                    0.20%                    0.28%
        600  $     29,438         600 $     29,438       1,300 $     63,781
      9,749       494,762       8,442      428,432      20,724    1,051,743
          0           --            0          --          200        2,900
             ------------             ------------             ------------

             $    524,200             $    457,870             $  1,118,424
             $    409,829             $    363,876             $    861,600
                    0.73%                    0.90%                    0.90%
      4,535  $    140,868       3,904 $    121,268       6,607 $    205,230
      3,498        94,883       2,898       78,608       4,998      135,571
        773        28,649         793       29,391       1,770       65,601
      3,427       251,456       2,938      215,576       4,971      364,747
      1,943        10,322       1,647        8,750       3,846       20,432
      7,557       145,945       6,282      121,321      10,574      204,210
      4,566        27,396       3,560       21,360       7,316       43,896
      2,310        24,544       1,752       18,615       3,489       37,071
      4,862       120,031       4,465      110,230       8,166      201,598
        915        44,835         862       42,214       1,398       68,502
      2,901        52,581       2,322       42,086       4,126       74,784
         52           747          38          546         236        3,393
      3,743        56,379       3,247       48,908       7,341      110,574
        222         4,135         458        8,530         646       12,032
        996        20,543         751       15,489       1,488       30,690
        500        18,594           0          --            0          --
      1,043         2,021         684        1,325       1,337        2,590
        230         6,900           0          --            0          --
      4,622       584,105       4,684      591,941       7,495      947,181
      1,781        91,721       1,460       75,190       2,537      130,656
        299         6,017         199        4,005           0          --
      1,195        75,883       1,038       65,913       1,712      108,712
      4,869        62,688       4,118       53,019       6,778       87,267
        400        22,175         413       22,896         800       44,350
      1,504        93,718       1,306       81,380       2,154      134,221

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                              LifePath 2000            LifePath 2010
                                   ------------------------ ------------------------
                                        Shares        Value      Shares        Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SKF AB ADR (Sweden)                        781 $     15,815       2,531 $     51,253
Steel Dynamics Inc+                          0          --          300        5,700
Timken Co                                  102        3,290         600       19,350
USX--U.S. Steel Group                      136        4,777         790       27,749
WMC Ltd ADR (Japan)                      1,140       15,390       3,837       51,800
Worthington Industries Inc                 137        2,346         897       15,361
                                               ------------             ------------
          TOTAL METAL FABRICATORS
                          - VALUE              $    250,478             $  1,032,340
                          -  COST              $    294,925             $  1,229,500
OFFICE EQUIPMENT & SUPPLIES
PERCENT OF NET ASSETS                                 0.04%                    0.05%
Ricoh Co Ltd ADR (Japan)                   677 $     36,173       2,079 $    111,084
Standard Register Co                       301       10,272           0          --
                                               ------------             ------------
TOTAL OFFICE EQUIPMENT & SUPPLIES
                          - VALUE              $     46,445             $    111,084
                          -  COST              $     53,924             $    156,965
PHARMACEUTICALS
PERCENT OF NET ASSETS                                 1.83%                    4.00%
Abbott Laboratories                      1,344 $    100,548       6,062 $    453,513
Allergan Inc                               165        5,775         604       21,140
ALZA Corp                                  122        4,560         699       26,125
American Home Products Corp              1,065       99,844       5,159      483,656
Amgen Inc                                  377       20,028       2,089      110,978
Astra AB ADR Series B (Sweden)           4,738       93,279      15,704      309,173
Bergen Brunswig Corp Class A               225       10,125         545       24,525
Bristol-Myers Squibb Co                  1,784      178,734       7,894      790,880
Centocor Inc+                              346       12,478         640       23,080
Covance Inc+                                90        1,940         581       12,497
Crescendo Pharmaceuticals Corp+              5           59          33          392
Dura Pharmaceuticals Inc+                    0          --          500       12,563
Forest Labs Inc Class A+                   182       11,386         370       23,148
Glaxo Holdings PLC ADR (UK)              3,700      200,956      12,392      673,040
ICN Pharmaceuticals Inc                    200       11,550         404       23,331
Immunex Corp+                                0          --          200       11,825
Interneuron Pharmaceuticals Co+              0          --          400        3,175
IVAX Corp+                               1,230       10,378       1,240       10,463
Lilly (Eli) & Co                         1,999      131,559       8,871      583,823
Marshall & Ilsley Corp                     558       32,713       1,040       60,970
McKesson Corp                              400       20,850         700       36,488
Merck & Co Inc                           2,173      277,193       9,536    1,216,436
Millipore Corp                              52        1,966         376       14,218
Mylan Laboratories                         603       12,286       1,270       25,876

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      5,817  $    117,794       5,246 $    106,232       9,748 $    197,397
        600        11,400         400        7,600       1,000       19,000
      1,240        39,990       1,078       34,766       1,784       57,534
      1,764        61,961       1,494       52,477       2,492       87,532
      8,659       116,897       7,868      106,218      14,498      195,723
      1,935        33,137       1,489       25,499       2,792       47,813
             ------------             ------------             ------------
             $  2,368,315             $  2,111,353             $  3,638,307
             $  2,768,087             $  2,457,218             $  4,490,841
                    0.09%                    0.12%                    0.11%
      4,949  $    264,432       5,025 $    268,492       8,133 $    434,557
        432        14,742         312       10,647           0          --
             ------------             ------------             ------------
             $    279,174             $    279,139             $    434,557
             $    371,584             $    367,165             $    604,542

                    5.79%                    7.10%                    9.23%
     13,983  $  1,046,103      12,072 $    903,137      29,796 $  2,229,113
      1,289        45,115       1,098       38,430       2,008       70,280
      1,713        64,023       1,436       53,670       2,386       89,177
     11,809     1,107,094      10,240      960,000      25,343    2,375,906
      4,915       261,109       4,171      221,584      10,248      544,425
     35,550       699,891      32,160      633,150      59,334    1,168,138
      1,086        48,870         875       39,375       1,950       87,750
     18,157     1,819,104      15,630    1,565,931      38,771    3,884,370
      1,381        49,802       1,266       45,655       2,620       94,484
      1,030        22,140         878       18,866       1,546       33,239
         71           843          53          629         137        1,627
      1,000        25,125         800       20,100       1,700       42,713
        766        47,923         686       42,918       1,460       91,341
     27,901     1,515,373      25,313    1,374,812      46,634    2,532,809
        708        40,887         707       40,829       1,640       94,710
        400        23,650         300       17,738         700       41,388
          0           --          600        4,763         900        7,144
      2,323        19,600       1,963       16,563       3,995       33,708
     20,223     1,330,926      17,522    1,153,167      43,315    2,850,669
      2,103       123,288       1,883      110,391       4,120      241,535
      1,600        83,400       1,400       72,975       2,900      151,163
     21,815     2,782,776      18,950    2,428,951      46,796    5,969,415
        788        29,796         686       25,939       1,628       61,559
      2,765        56,337       2,227       45,375       4,652       94,785

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Novo Nordisk A/S ADR
 (Denmark)                         2,632 $    196,249       8,661 $    645,786
Omnicare Inc                         300       11,100         800       29,600
Perrigo Co+                          812        8,729         550        5,913
Pfizer Inc                         2,295      203,108      10,309      912,347
Pharmacia and Upjohn Inc             837       33,114       4,470      176,844
Pharmerica Inc+                       35          455         338        4,394
Scherer (R P) Corp+                  200       12,163         200       12,163
Schering-plough Corp               1,283       97,588       5,829      443,368
Schweitzer-Mauduit
 International Inc                    20          665          92        3,059
Smithkline Beecham PLC ADR
 (UK)                              2,355      145,716       7,695      476,128
Southtrust Corp                      707       28,878       1,395       57,021
Thermolase Corp+                       0          --          100          813
Warner Lambert Co                    479       70,054       2,197      321,311
Watson Pharmaceutical Inc            300       10,763         800       28,700
Xoma Corp+                           188          934           0          --
Zeneca Group PLC ADR (UK)            558       74,179       1,977      262,817
                                         ------------             ------------
      TOTAL PHARMACEUTICALS
                    - VALUE              $  2,131,902             $  8,331,579
                    -  COST              $  1,338,862             $  4,715,385
PUBLISHING
PERCENT OF NET ASSETS                           0.39%                    0.73%
American Greetings Corp
 Class A                             133 $      6,068         705 $     32,166
Barnes & Noble                       400       14,050         500       17,563
Belo (A H) Corp                      256       14,016         340       18,615
Central Newspapers Class A             0          --          200       14,288
Chris-craft Industries Inc           116        6,496         262       14,602
Comcast Corp Class A                 455       15,925       2,744       96,040
Donnelley (R R) & Sons Co            259       10,263       1,300       51,513
Dow Jones & Co Inc                   204       10,481         888       45,621
E.W. Scripps Co                      100        5,306         200       10,613
Elsevier NV ADR
 (Netherlands)                     3,987      150,260      13,261      499,774
Ennis Business Forms Inc               0          --            0          --
Gannett Co Inc                       478       30,861       2,245      144,943
Gibson Greetings Inc+                  0          --            0          --
Golden Books Family
 Entertainment Inc+                  234        2,750           0          --
Harland (John H) Co                   55          835         248        3,767
Houghton Mifflin Co                  304        9,652         240        7,620
Interpublic Group Co Inc             128        6,976       1,029       56,081
Knight-Ridder Inc                    144        8,100         797       44,831
Lee Enterprises Inc                  498       15,438           0          --
Liberty Media Group Class A        1,279       35,093       2,908       79,775
Marvel Entertainment Group
 Inc+                                  0          --          200          175
Mcgraw-Hill Inc                      176       13,310         840       63,525

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     19,506  $  1,454,416      17,679 $  1,318,190      32,597 $  2,430,514
      1,600        59,200       1,400       51,800       3,000      111,000
      1,252        13,459         842        9,052       1,680       18,060
     23,565     2,085,502      20,453    1,810,090      50,505    4,469,693
     10,084       398,948       8,754      346,330      14,658      579,907
        955        12,415         792       10,296       1,547       20,111
        400        24,325         400       24,325         900       54,731
     13,388     1,018,325      11,569      879,967      28,528    2,169,911
        214         7,115         176        5,852         351       11,671
     17,391     1,076,068      15,763      975,336      29,089    1,799,882
      2,906       118,762       2,681      109,565       5,903      241,265
          0           --            0          --          300        2,438
      4,920       719,550       4,275      625,219      10,561    1,544,546
      1,700        60,988       1,400       50,225       3,000      107,625
        193           959         193          959           0          --
      4,539       603,403       4,106      545,841       7,461      991,847
             ------------             ------------             ------------
             $ 18,896,610             $ 16,597,995             $ 37,344,649
             $ 10,563,466             $  9,453,253             $ 22,825,459

                    1.01%                    1.26%                    1.41%
      1,536  $     70,080       1,192 $     54,385       2,080 $     94,900
      1,000        35,125         800       28,100       1,800       63,225
        714        39,091         644       35,259       1,340       73,365
        400        28,575         300       21,431         700       50,006
        492        27,479         335       18,683         227       12,647
      6,525       228,375       5,437      190,295      13,600      476,000
      2,928       116,022       2,433       96,408       4,205      166,623
      1,930        99,154       1,604       82,406       2,715      139,483
        500        26,531         400       21,225      50,059    1,886,599
     29,926     1,127,836      27,163    1,023,706           0          --
        247         2,624           0          --          900       47,756
      5,151       332,561       4,436      286,399      11,014      711,091
        244         5,368           0          --            0          --
        313         3,678         233        2,738           0          --
        620         9,416         616        9,356       1,015       15,415
        460        14,605         310        9,843         890       28,258
      2,325       126,713       2,058      112,161       4,760      259,420
      1,724        96,975       1,481       83,306       2,403      135,169
        708        21,948         510       15,810           0          --
      4,181       114,702       5,489      150,591      11,838      324,805
      1,400         1,225         200          175         600          525
      1,965       148,603       1,737      131,361       2,890      218,556

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Media General Inc Class A             280 $     13,160         220 $     10,340
Meredith Corp                         102        4,380         434       18,635
Moore Corp Ltd                        104        1,632         783       12,283
New York Times Co Class A             216       14,135         899       58,828
News Corporation Ltd                  954       24,267       3,180       80,891
Primedia Inc+                           0          --          200        2,763
Readers Digest Association
 Class A                              300        7,969         800       21,250
Readers Digest Association
 Class B                              200        5,500         300        8,250
Scholastic Inc+                       200        7,925         200        7,925
Times Mirror Co Class A               152        9,358         859       52,882
Washington Post Co Class B             27       13,325         100       49,350
                                          ------------             ------------
            TOTAL PUBLISHING
                     - VALUE              $    457,531             $  1,524,909
                     -  COST              $    355,215             $  1,133,672
REAL ESTATE
PERCENT OF NET ASSETS                            0.12%                    0.24%
AMB Property Corp REIT                  0 $        --          100 $      2,350
Boston Properties Inc REIT              0          --          400       13,600
CarrAmercia Realty Corp REIT            0          --          400       11,900
Castle & Cooke Inc+                   215        3,359         136        2,125
Catellus Development Corp+              0          --          700       12,688
Echelon International Corp+            68        1,476          53        1,156
Equity Office Properties
 Trust REIT                             0          --        1,962       57,879
Equity Residential
 Properties Trust REIT                400       19,175         800       38,350
Federal Realty Investment
 Trust                                  0          --            0          --
FelCor Suite Hotels Inc REIT            0          --          300       10,763
Franchise Finance Corp REIT             0          --          100        2,675
Health & Retirement Property
 Trust REIT                           600       12,000       1,000       20,000
Health Care Property
 Investors Inc REIT                   300       11,138         300       11,138
Kimco Realty Corp REIT                300       10,538         350       12,294
Mack-Cali Realty Corp REIT              0          --          500       18,875
MAXXAM Inc+                             0          --            0          --
Meditrust Corp REIT                   481       14,791         721       22,171
New Plan Realty Trust REIT            400        9,975         600       14,963
Patriot American Hospitality
 Inc REIT                               0          --          700       17,500
Public Storage Inc REIT                 0          --          700       21,569
Security Capital Pacific
 Trust REIT                           200        4,588         500       11,469
Simon Debartolo Group Inc
 REIT                                 300        9,263         700       21,613
Spieker Properties Inc                  0          --          400       15,875
Starwood Lodging Trust REIT           364       20,597       2,166      122,539
United Dominion Realty Trust
 Inc REIT                               0          --          900       12,600
Vornado Realty Trust REIT             200        8,488         500       21,219

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        410  $     19,270         290 $     13,630         570 $     26,790
      1,126        48,348         908       38,987       1,646       70,675
      1,808        28,363       1,336       20,959       2,824       44,302
      1,876       122,761       1,727      113,011       2,733      178,841
      7,284       185,287       6,549      166,590      12,113      308,124
        300         4,144         300        4,144         400        5,525
      1,800        47,813       1,300       34,531       2,800       74,375
        300         8,250         300        8,250         600       16,500
        200         7,925         200        7,925         400       15,850
      1,774       109,212       1,639      100,901       2,521      155,199
         80        39,480         133       65,636         225      111,038
             ------------             ------------             ------------
             $  3,297,539             $  2,948,202             $  5,711,062
             $  2,391,886             $  2,153,748             $  4,263,347
                    0.31%                    0.37%                    0.49%
          0  $        --          200 $      4,700         400 $      9,400
        700        23,800         600       20,400       1,500       51,000
        900        26,775         800       23,800       1,700       50,575
        336         5,250         222        3,469         341        5,328
      1,400        25,375       1,300       23,563       2,800       50,750
         96         2,084          69        1,511          65        1,418
      4,065       119,918       3,384       99,828       7,668      226,206
      1,400        67,113       1,200       57,525       3,100      148,606
          0           --            0          --          400        9,900
        700        25,113         500       17,938       1,200       43,050
          0           --            0          --          200        5,350
      2,200        44,000       1,800       36,000         700       25,988
        400        14,850         500       18,563       3,800       76,000
        450        15,806         600       21,075       1,300       45,663
      1,000        37,750         800       30,200       2,000       75,500
        128         6,816           0          --            0          --
      1,621        49,846       1,201       36,931       3,440      105,780
      1,400        34,913       1,100       27,431       2,200       54,862
      1,200        30,000       1,200       30,000       3,700       92,500
      1,400        43,138       1,200       36,975       2,900       89,356
        800        18,350         900       20,644       2,300       52,756
      1,600        49,400       1,300       40,138       2,800       86,450
        700        27,781         700       27,781       1,900       75,406
      4,569       258,416       3,793      214,565       7,456      421,733
      1,900        26,600       1,600       22,400       3,300       46,200
      1,000        42,438         800       33,950       2,300       97,606

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Weingarten Realty Investors
 REIT                                200 $      8,925         200 $      8,925
Westfield America Inc REIT             0          --          100        1,788
                                         ------------             ------------
          TOTAL REAL ESTATE
                    - VALUE              $    134,313             $    508,024
                    -  COST              $    103,592             $    428,490
RETAIL & RELATED
PERCENT OF NET ASSETS                           0.97%                    2.17%
Ann Taylor Stores Inc+               247 $      3,504         195 $      2,767
Autozone Inc+                        256        7,744       1,311       39,658
Bed Bath & Beyond Inc+               200        8,638         400       17,275
Benetton SpA ADR (Italy)           2,417       88,825       7,862      288,928
Best Buy Co Inc+                       0          --          100        5,963
BJ's Wholesale Club Inc+             365       12,364           0          --
Borders Group Inc                      0          --          700       23,319
CDW Computer Centers Inc+              0          --          100        6,850
Charming Shoppes Inc+                 59          264         951        4,250
Circuit City Stores Inc              147        5,678         884       34,145
Coles Myer Ltd ADR
 (Australia)                       1,124       47,138       3,832      160,704
CompUSA Inc+                           0          --          900       31,500
Consolidated Stores Corp             418       17,190         968       39,809
Corporate Express Inc+               650        6,581       1,050       10,631
Costco Co Inc+                       415       20,283       1,716       83,870
Dayton-Hudson Corp                   284       21,957       1,744      134,833
Department 56 Inc+                   200        6,588         200        6,588
Dillards Inc Class A                 228        8,123         948       33,773
Dollar General Corp                  412       19,004         993       45,802
Dollar Tree Stores Inc                 0          --          200        8,675
Eastman Kodak Co                     593       38,916       2,672      175,350
Family Dollar Stores Inc             280        9,975         620       22,088
Federated Department Stores
 Inc+                                359       16,828       1,903       89,203
Fingerhut Co                         505       12,530         400        9,925
Footstar Inc+                         46        1,380         245        7,350
Fred Myer Inc                          0          --          600       26,663
Gap Inc                              778       34,767       3,255      145,458
Global Directmail Corp+              200        4,325         200        4,325
Hancock Fabrics Inc                    0          --            0          --
Heilig Meyers Co                     524        8,122         410        6,355
Home Depot Inc                     1,183       75,490       5,871      374,644
Homebase Inc                         365        2,555           0          --
Intelligent Electronics+               0          --            0          --
Ito Yokado Co Ltd ADR
 (Japan)                             430       93,310       1,290      279,930
Jones Apparel Group Inc+             200       11,000         300       16,500
Jostens Inc                          107        2,515         280        6,580

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        400  $     17,850         400 $     17,850         900 $     40,163
          0           --          300        5,363         400        7,150
             ------------             ------------             ------------
             $  1,013,382             $    872,600             $  1,994,696
             $    919,873             $    805,194             $  1,797,177
                    3.11%                    3.83%                    4.54%
        351  $      4,980         253 $      3,589         237 $      3,362
      3,021        91,385       2,633       79,648       4,308      130,317
        800        34,550         800       34,550       1,700       73,419
     17,662       649,079      16,072      590,646      29,581    1,087,102
          0           --          300       17,888         600       35,775
        497        16,836         367       12,432           0          --
      1,200        39,975       1,200       39,975       2,600       86,613
          0           --          100        6,850         300       20,550
      2,288        10,224       1,620        7,239       3,364       15,033
      1,983        76,593       1,673       64,620       2,770      106,991
      8,675       363,808       7,932      332,648      14,440      605,578
      1,900        66,500       1,600       56,000       3,400      119,000
      2,129        87,555       1,475       60,659       4,087      168,078
      1,950        19,744       1,850       18,731       3,900       39,488
      3,963       193,692       3,434      167,837       8,296      405,467
      3,928       303,684       3,463      267,733       8,485      655,997
        300         9,881         200        6,588         600       19,763
      2,275        81,047       1,878       66,904       3,180      113,288
      2,165        99,861       1,856       85,608       3,957      182,517
        500        21,688         400       17,350         900       39,038
      6,516       427,613       5,591      366,909       9,331      612,347
      1,285        45,778       1,140       40,613       2,442       86,987
      4,166       195,281       3,622      169,781       6,011      281,766
        714        17,716         509       12,630         180        4,466
        521        15,630         382       11,460         654       19,620
      1,200        53,325       1,100       48,881       2,500      111,094
      7,383       329,928       6,316      282,247      15,620      698,019
        300         6,488         200        4,325         400        8,650
        342         5,579           0          --            0          --
        834        12,927         544        8,432       1,300       20,150
     13,306       849,090      11,586      739,332      28,423    1,813,743
        497         3,479         367        2,569           0          --
        540         3,628           0          --            0          --
      2,975       645,575       3,003      651,651       4,826    1,047,242
        600        33,000         600       33,000       1,400       77,000
        690        16,215         567       13,325       1,398       32,853

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
K Mart Corp+                         804 $     10,754       4,367 $     58,409
Kohls Corp+                          286       22,934         620       49,716
Limited Inc                          477       13,833       2,409       69,861
Longs Drug Stores Corp                76        2,408         349       11,059
Lowe's Co Inc                        257       15,018       1,590       92,916
May Department Stores Co             394       23,936       2,018      122,594
Mercantile Stores Co Inc             102        6,713         340       22,376
Michaels Stores                        0          --            0          --
Micro Warehouse Inc+                 300        4,125         300        4,125
Midas Inc+                            11          187         146        2,567
Neiman Marcus Group Inc+               0          --          200        7,438
Newell Co                            259       11,882       1,330       61,014
Nordstrom Inc                        122        6,996         645       36,987
Office Depot Inc+                    538       14,795       1,350       37,068
Officemax Inc+                       500        8,344       1,250       20,859
Payless Shoesource Inc+              217       14,593         411       27,640
Penney (J C) Co Inc                  456       32,234       2,163      152,897
Petsmart Inc+                      1,200        9,150       1,300        9,913
Proffitts Inc                          0          --          500       16,938
Rite Aid Corp                        218        7,058       1,978       64,038
Ross Stores Inc                        0          --          500       19,688
Ruddick Corp                           0          --            0          --
Saks Holdings Inc+                   200        5,225         200        5,225
Sears Roebuck & Co                   708       37,568       3,505      185,984
Service Merchandise Co+              771        1,783           0          --
Sherwin Williams Co                  261        8,727       1,519       50,792
Staples Inc                          894       18,886       1,696       35,817
Sunglass Hut International
 Inc+                                600        4,275         500        3,563
Talbots Inc                          200        3,563         200        3,563
Tandy Corp                           226       10,057         895       39,828
Tech Data Corp+                        0          --          400       18,600
TJX Companies Inc                    163        6,296       1,318       50,908
Toys R Us Inc+                       471       12,364       2,521       66,176
Viking Office Products Inc+          400        8,800         900       19,800
Walgreen Co                          680       24,948       3,884      142,494
Walmart Stores Inc                 4,048      187,473      17,993      833,301
Williams-sonoma Inc                    0          --            0          --
Woolworth (F W) Co+                  187        4,441       1,247       29,616
                                         ------------             ------------
     TOTAL RETAIL & RELATED
                    - VALUE              $  1,124,960             $  4,517,481
                    -  COST              $    858,233             $  3,074,761

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      9,817  $    131,302       8,137 $    108,832      13,826 $    184,923
      1,304       104,565       1,208       96,867       2,558      205,120
      5,517       159,993       4,667      135,343       7,826      226,954
        794        25,160         671       21,262       1,256       39,800
      3,499       204,473       2,992      174,845       5,009      292,713
      4,585       278,539       3,934      238,991       6,697      406,843
        730        48,043         585       38,500       1,100       72,394
          0           --            0          --          200        6,800
        600         8,250         400        5,500         700        9,625
        342         6,003         266        4,666         511        8,972
        400        14,875         400       14,875         800       29,750
      3,004       137,809       2,586      118,633       6,030      276,626
      1,503        86,188       1,263       72,425       2,176      124,780
      2,442        67,155       2,367       65,240       5,080      139,700
      2,700        45,056       2,150       35,878       4,650       77,597
        743        49,967         715       48,084       1,504      101,144
      4,961       350,681       4,357      307,985       7,225      510,717
      2,200        16,775       1,600       12,200       3,000       22,875
      1,000        33,875         900       30,488       1,500       50,813
      5,032       162,911       4,204      136,105       7,206      233,294
        900        35,438         900       35,438       1,900       74,813
        714        12,941         524        9,498           0          --
        500        13,063         400       10,450         900       23,513
      7,787       413,198       6,726      356,898      11,275      598,280
      1,516         3,506       1,111        2,569           0          --
      3,462       115,761       2,918       97,571       4,970      166,184
      3,245        68,540       3,060       64,643       6,686      141,231
      1,000         7,125         700        4,988       1,300        9,263
          0           --          200        3,563         400        7,125
      2,122        94,429       1,717       76,406       2,958      131,631
        700        32,550         700       32,550       1,600       74,400
      2,929       113,133       2,607      100,695       6,191      239,127
      5,770       151,463       4,917      129,071       8,113      212,966
      2,000        44,000       1,600       35,200       3,300       72,600
      8,962       328,793       7,856      288,217      19,170      703,299
     41,060     1,901,591      35,580    1,647,799      87,954    4,073,370
          0           --            0          --          200       10,300
      2,678        63,602       2,311       54,886       3,809       90,464
             ------------             ------------             ------------
             $ 10,163,087             $  8,939,811             $ 18,371,319
             $  6,849,987             $  6,104,225             $ 13,044,296

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SERVICES
PERCENT OF NET ASSETS                            0.10%                    0.15%
Block (H R) Inc                       115 $      5,412         828 $     38,968
Cms Energy Corp                       921       40,754         740       32,745
Corrections Corp of America+          400       15,300         700       26,775
Dun & Bradstreet Corp                 180        6,030       1,435       48,073
Public Service Enterprise
 Group                                388       12,513       2,035       65,629
Service Corp International            409       15,491       2,218       84,007
Sotheby's Holdings Inc                611       12,411           0          --
Stewart Enterprises Inc
 Class A                              250       11,781         450       21,206
                                          ------------             ------------
              TOTAL SERVICES
                     - VALUE              $    119,692             $    317,403
                     -  COST              $     84,660             $    233,555
SHIPPING
PERCENT OF NET ASSETS                            0.01%                    0.00%
Halter Marine Group Inc               273 $      5,358         282 $      5,534
                                          ------------             ------------
              TOTAL SHIPPING
                     - VALUE              $      5,358             $      5,534
                     -  COST              $      3,161             $      3,332
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                            2.29%                    4.71%
360 Communications Co+              1,525 $     40,413       1,519 $     40,254
ADC Telecommunications+               672       17,346       1,260       32,524
Adtran Inc+                           100        2,988         200        5,975
Advanced Fibre Communication            0          --          500       14,969
Airtouch Communications+              910       40,893       4,068      182,806
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                           3,965      103,833      13,120      343,580
Aliant Communications Inc               0          --            0          --
Alltel Corp                           329       15,031       1,637       74,790
Ameritech Corp                      1,914       79,790       8,702      362,765
Andrew Corp                           160        4,420         763       21,064
Ascend Communications Inc+            750       28,078       1,800       67,388
Aspect Telecommunication
 Corp+                                  0          --          500       13,188
AT & T Corp                         2,814      171,302      13,487      821,021
Bell Atlantic Corp                  1,292      115,957       6,245      560,489
Bellsouth Corp                      1,680      102,480       8,252      503,372
British Telecommunications
 PLC ADR (UK)                       2,374      239,774       7,723      780,023
Century Telephone Enterprise          567       34,587         460       28,060
Ciena Corp+                             0          --          500       20,969
Comsat Corp                           510       17,053         600       20,063
Cox Communications Inc Class
 A+                                   313       12,070         674       25,991
Deutsche Telekom Ag ADR
 (Germany)                          4,976       99,520      16,458      329,160

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.22%                    0.27%                    0.27%
      2,084  $     98,078       1,743 $     82,030       2,990 $    140,717
      1,314        58,144         954       42,214         885       39,161
      1,400        53,550       1,300       49,725       2,900      110,925
      3,141       105,224       2,643       88,541       6,506      217,951
      4,644       149,769       4,016      129,516       6,664      214,914
      5,112       193,617       4,446      168,392       7,309      276,828
        848        17,225         623       12,655           0          --
        750        35,344         800       37,700       1,700       80,113
             ------------             ------------             ------------
             $    710,951             $    610,773             $  1,080,609
             $    508,885             $    450,321             $    848,626
                    0.00%                    0.01%                    0.00%
        369         7,242         330        6,476         630       12,297
             ------------             ------------             ------------
             $      7,242             $      6,476             $     12,297
             $      4,327             $      3,853             $      7,435
                    6.80%                    8.37%                    9.66%
      2,624  $     69,536       2,128 $     56,392       3,954 $    104,781
      2,896        74,753       2,316       59,782       5,020      129,579
        200         5,975         300        8,963         700       20,912
        900        26,944         900       26,944       1,900       56,881
      9,166       411,897       7,997      359,365      19,655      883,247
     29,451       771,248      26,715      699,599      49,311    1,291,332
        490        12,863           0          --            0          --
      3,705       169,272       3,140      143,459       5,339      243,926
     19,938       831,165      17,296      721,027      42,504    1,771,886
      1,659        45,830       1,416       39,103       3,374       93,193
      3,500       131,031       3,210      120,174       7,060      264,309
          0           --            0          --        1,100       29,013
     32,351     1,969,367      27,869    1,696,525      46,849    2,851,933
     14,201     1,274,540      12,294    1,103,386      30,347    2,723,643
     19,813     1,208,593      17,090    1,042,490      28,649    1,747,589
     17,343     1,751,643      15,812    1,587,545      29,069    2,935,969
        828        50,508         588       35,868         565       34,465
      1,000        41,938         900       37,744       1,900       79,681
        819        27,385         814       27,218       1,290       43,134
      1,294        49,900       1,127       43,460       2,449       94,440
     37,015       740,300      33,544      670,880      61,801    1,236,020

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DSC Communications Corp+              226 $      4,435       1,048 $     20,567
DSP Communications Inc+                 0          --          500        8,844
Ericsson L M Telephone ADR
 (Sweden)                           1,341       60,764       4,463      202,230
Excel Communications Inc+             400        8,425         600       12,638
Federal Signal Corp                   498       11,703         490       11,515
Frontier Corp                         290        8,029       1,500       41,531
Glenayre Technologies Inc             650        7,516         650        7,516
GTE Corp                            1,666       90,172       7,643      413,677
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               12,262      257,502      40,145      843,037
LCI International Inc+                300        9,900         300        9,900
Loral Space &
 Communications+                      842       21,524       1,782       45,552
Lucent Technologies Inc             1,169      126,690       5,154      558,565
MCI Communications Corp             1,194       57,088       5,797      277,169
McLeod Inc Class A+                     0          --          300       11,691
Mobile Telecommunications
 Tech+                                  0          --          400        8,200
NEXTEL Communications Class
 A+                                 1,068       31,573         880       26,015
Nippon Telegraph & Telegraph
 ADR (Japan)                        1,824       80,256       5,739      252,516
Nokia Corp                            253       25,490         944       95,108
Northern Telecom Ltd                1,002       53,419       4,174      222,526
Omnipoint Corp+                       200        5,600         300        8,400
Paging Network Inc+                   500        7,250         600        8,700
Pairgain Technologies Inc+              0          --          500       10,063
Picturetel Corp+                      400        2,875         400        2,875
Qualcom Inc+                          300       15,300         600       30,600
Qwest Communications
 International Inc                      0          --          300       10,538
SBC Communication Inc               1,653      125,008       7,336      554,785
Scientific-Atlanta Inc                 85        1,488         684       11,970
Southern New England
 Telecommunications Co                687       43,367         550       34,719
Sprint Corp                           695       45,870       3,523      232,518
Tele Danmark A/S ADR
 (Denmark)                          1,709       55,756       5,678      185,245
Tele-Communications-TCI
 Ventures Group Class A               516        7,966       3,690       56,964
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)                           1,169       44,860       3,958      151,888
Telefonica De Espana SA ADR
 (Spain)                              578       59,823       2,025      209,588
Telephone & Data System Inc           566       24,656         450       19,603
Teleport Communications
 Group Inc Class A+                   300       16,388         600       32,775
Tellabs Inc+                          257       15,516       1,481       89,415
U.S. West Inc                         864       44,982       4,241      220,797
Vanguard Cellular Systems
 Class A+                             411        5,343         330        4,290
Vodafone Group PLC ADR (UK)         1,108       98,058       3,582      317,007

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,339  $     45,903       1,976 $     38,779       3,337 $     65,489
          0           --          600       10,613       1,000       17,688
     10,037       454,802       9,078      411,347      16,755      759,211
      1,300        27,381       1,100       23,169       2,300       48,444
        807        18,965         802       18,847       1,780       41,830
      3,337        92,393       2,754       76,251       4,622      127,972
      1,175        13,586         800        9,250       1,425       16,477
     17,462       945,131      15,129      818,857      37,197    2,013,288
     90,275     1,895,780      81,824    1,718,314     146,485    3,076,183
        600        19,800         500       16,500         900       29,700
      3,812        97,444       3,174       81,135       7,066      180,625
     11,699     1,267,879      10,166    1,101,740      24,952    2,704,173
     13,902       664,689      11,959      571,790      20,099      960,983
        600        23,381         500       19,484       1,300       50,659
          0           --            0          --            0          --
      1,588        46,945       1,101       32,548       1,025       30,302
     13,060       574,640      13,258      583,352      21,374      940,456
      2,183       219,937       1,976      199,082       3,651      367,838
      9,560       509,668       8,248      439,722      20,372    1,086,082
        400        11,200         400       11,200         600       16,800
      1,500        21,750         800       11,600       1,500       21,750
      1,100        22,138         900       18,113       1,800       36,225
        700         5,031         500        3,594         800        5,750
      1,200        61,200       1,000       51,000       2,300      117,300
        600        21,075         600       21,075       1,200       42,150
     16,665     1,260,291      14,426    1,090,966      35,725    2,701,703
      1,559        27,283       1,265       22,138       2,454       42,945
        975        61,547         710       44,819         680       42,925
      8,530       562,980       7,339      484,374      12,381      817,146
     12,791       417,306      11,616      378,972      21,428      699,089
      7,502       115,812       6,768      104,481      23,096      356,544
      8,783       337,048       8,048      308,842      14,738      565,571
      4,543       470,201       4,129      427,352       7,600      786,600
        827        36,026         587       25,571         565       24,613
      1,200        65,550       1,000       54,625       3,300      180,263
      3,317       200,264       2,856      172,431       7,088      427,938
      9,630       501,362       8,302      432,223      13,923      724,866
        595         7,735         427        5,551         390        5,070
      7,996       707,646       7,309      646,847      13,402    1,186,077

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Western Wireless Corp Class
 A+                                     0 $        --          100 $      1,888
Worldcom Inc+                       1,544       58,962       8,091      308,975
                                          ------------             ------------
    TOTAL TELECOMMUNICATIONS
                     - VALUE              $  2,659,089             $  9,820,851
                     -  COST              $  2,066,161             $  7,066,297
TEXTILES
PERCENT OF NET ASSETS                            0.05%                    0.04%
Brown Group Inc                        31 $        461         180 $      2,678
Burlington Industries Inc+            729       12,074         477        7,900
Cintas Corp                           420       17,850         600       25,500
Collins & Aikman Corp                   0          --            0          --
Shaw Industries Inc                 1,260       14,963       1,330       15,794
Springs Industries Inc Class
 A                                     33        1,846         195       10,908
Unifi Inc                             268        9,849         600       22,050
                                          ------------             ------------
              TOTAL TEXTILES
                     - VALUE              $     57,043             $     84,830
                     -  COST              $     44,958             $     67,922
TOBACCO
PERCENT OF NET ASSETS                            0.29%                    0.66%
BAT Industries PLC ADR (UK)         5,303 $    106,391      17,454 $    350,171
Fortune Brands Inc                    260       10,319       1,516       60,166
Gallaher Group PLC ADR (UK)           153        3,538       1,391       32,167
Philip Morris Co Inc                4,281      185,956      19,397      842,557
Swedish Match AB ADR
 (Sweden)                             814       26,252       2,602       83,915
                                          ------------             ------------
               TOTAL TOBACCO
                     - VALUE              $    332,456             $  1,368,976
                     -  COST              $    282,203             $  1,046,002
TRANSPORTATION
PERCENT OF NET ASSETS                            0.21%                    0.41%
Alexander & Baldwin Inc               204 $      5,763         390 $     11,018
Burlington Northern Santa Fe          296       29,489       1,413      140,770
Carnival Corp Class A                   0          --        1,400       82,425
CNF Transportation Inc                 62        2,426         461       18,037
Consolidated Freightways
 Corp+                                 31          465         181        2,708
CSX Corp                              377       21,088       1,913      107,008
Dial Corp                             136        3,222       1,080       25,583
Fritz Companies Inc+                  200        2,775         200        2,775
Hunt (J B) Transport
 Services                               0          --            0          --
Illinois Central Corp                 411       15,952         590       22,899
Kansas City Southern
 Industries                           543       20,193       1,110       41,278
Laidlaw Inc Class B                   495        7,270       2,979       43,754
Norfolk Southern Corp                 692       23,831       3,300      113,644

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020              LifePath 2030             LifePath 2040
-------------------------  ------------------------  ------------------------
     Shares         Value       Shares        Value       Shares        Value

-------------------------------------------------------
          0  $        --             0 $        --           300 $      5,663
     18,375       701,695       15,480      591,143       29,421    1,123,514
             ------------              ------------              ------------

             $ 22,198,152              $ 19,557,621              $ 39,083,835
             $ 15,779,497              $ 14,138,553              $ 29,354,989

                     0.05%                     0.06%                     0.08%
        338  $      5,028          221 $      3,287          253 $      3,763
      1,136        18,815          749       12,405        1,902       31,502
      1,140        48,450        1,030       43,775        2,380      101,150
          0           --             0          --           400        3,150
      2,415        28,678        2,305       27,372        4,700       55,813
        403        22,543          319       17,844          650       36,359
      1,182        43,438          982       36,089        2,240       82,320
             ------------              ------------              ------------
             $    166,952              $    140,772              $    314,057
             $    126,777              $    108,685              $    267,037
                    0.95%                     1.16%                     1.47%
     39,508  $    792,629       35,781 $    717,856       66,006 $  1,324,245
      3,494       138,668        2,894      114,856        4,892      194,151
      3,016        69,745        2,266       52,401            0          --
     44,159     1,918,157       38,208    1,659,660       94,562    4,107,537
      5,962       192,275        5,367      173,086        9,959      321,178
             ------------              ------------              ------------
             $  3,111,474              $  2,717,859              $  5,947,111
             $  2,379,617              $  2,079,019              $  4,812,072

                    0.55%                     0.68%                     0.72%
        814  $     22,996          809 $     22,854        1,580 $     44,635
      3,129       311,727        2,685      267,493        4,534      451,700
      2,400       141,300        2,500      147,188        5,400      317,925
        810        31,691          873       34,156        1,838       71,912
        405         6,075          286        4,290          569        8,535
      4,343       242,937        3,783      211,612        6,277      351,120
      1,641        38,871        1,828       43,301        3,908       92,571
        300         4,163            0          --           400        5,550
        596        15,943            0          --             0          --
      1,135        44,052        1,015       39,395        2,202       85,465
      2,295        85,345        1,955       72,702        4,280      159,163
      6,633        97,422        5,452       80,076        9,312      136,770
      7,546       259,865        6,643      228,768       10,857      373,888

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Overseas Shipholding Group            393 $      8,155         310 $      6,433
Pittston Brink's Group                323       12,476         420       16,223
Pittston Burlington Group              61        1,346         160        3,530
Roadway Express Inc                    46        1,058         158        3,634
Tidewater Inc                         365       16,243         550       24,475
Trinity Industries Inc                322       16,181         440       22,110
Union Pacific Corp                    468       23,868       2,239      114,189
Viad Corp                             136        3,290         880       21,285
Wisconsin Central Transport+          400       10,850         500       13,563
Xtra Corp                             200       12,300         200       12,300
Yellow Corp+                           49        1,032         223        4,697
                                          ------------             ------------
        TOTAL TRANSPORTATION
                     - VALUE              $    239,273             $    854,338
                     -  COST              $    190,923             $    679,939
UTILITIES
PERCENT OF NET ASSETS                            0.98%                    1.18%
AES Corp                            1,568 $     68,928       1,280 $     56,320
Allegheny Energy Inc                1,284       39,242       1,010       30,868
Ameren Corp+                          208        7,995         897       34,478
American Electric Power Inc           306       14,688       1,650       79,200
American Water Works Co Inc           300        9,000         700       21,000
Atlantic Energy Inc                   569       11,575         460        9,368
Baltimore Gas & Electric Co           237        7,480       1,279       40,368
Calenergy Inc+                        200        5,363         500       13,406
Carolina Power & Light Co             263       10,980       1,383       57,740
Central & South West Corp             340        9,116       1,898       50,890
Cinergy Corp                          327       11,384       1,427       49,677
Consolidated Edison Inc               445       18,913       2,044       86,870
Delmarva Power & Light Co             640       13,800         510       10,997
Dominion Resources Inc                278       11,085       1,645       65,594
DTE Energy Co                         238        8,747       1,330       48,877
Duke Power Co                         651       36,171       3,190      177,244
Edison International                  727       20,083       3,533       97,599
Entergy Corp                          440       12,733       2,136       61,810
FirstEnergy Corp                      350       10,128       2,010       58,164
Florida Progress Corp               1,015       39,268         800       30,950
FPL Group Inc                         341       19,799       1,628       94,526
GPU Inc                               242        9,725       1,073       43,121
Hawaiian Electric Industries
 Inc                                  192        7,776         340       13,770
Houston Industries Inc                434       11,230       2,518       65,153
Idaho Power Co                        402       14,045         320       11,180
IES Industries                          0          --            0          --
Illinova Corp                         813       22,561         650       18,038

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        550  $     11,413         405 $      8,404         375 $      7,781
        657        25,377         743       28,698       1,604       61,955
        328         7,237         221        4,876         402        8,869
        270         6,210         243        5,589         359        8,257
      1,225        54,513       1,085       48,283       2,265      100,792
        705        35,426         735       36,934       1,605       80,651
      4,905       250,155       4,258      217,158       7,135      363,885
      1,641        39,692       1,528       36,958       3,308       80,012
      1,200        32,550         900       24,413       1,900       51,538
        300        18,450         200       12,300         500       30,750
        585        12,322         299        6,298         437        9,204
             ------------             ------------             ------------
             $  1,795,732             $  1,581,746             $  2,902,928
             $  1,386,657             $  1,252,900             $  2,533,040
                    1.64%                    1.90%                    1.73%
      2,296  $    101,024       1,596 $     70,224       1,500 $     66,000
      1,809        55,288       1,319       40,312       1,230       37,592
      2,736       105,165       2,310       88,791       3,905      150,098
      3,801       182,448       3,250      156,000       5,420      260,160
      1,400        42,000       1,200       36,000       2,500       75,000
        830        16,911         590       12,021         550       11,206
      2,968        93,678       2,489       78,559       4,187      132,152
        900        24,131         800       21,450       2,400       64,350
      3,024       126,252       2,584      107,882       4,354      181,779
      4,320       115,830       3,677       98,590       6,078      162,966
      3,186       110,913       2,646       92,114       4,514      157,144
      4,733       201,152       3,967      168,597       6,753      287,003
        903        19,471         648       13,932         615       13,261
      3,704       147,697       3,149      125,566       5,311      211,776
      2,943       108,155       2,447       89,927       4,121      151,447
      7,226       398,910       6,149      340,100      10,401      577,906
      7,587       209,591       6,515      179,977      10,982      303,378
      4,875       141,070       4,234      122,521       7,009      202,823
      4,650       134,559       3,915      113,290       6,620      191,566
      1,434        55,478       1,039       40,196         980       37,914
      3,644       211,580       3,130      181,736       5,289      307,093
      2,442        98,138       2,081       83,630       3,667      147,368
        723        29,281         603       24,422       1,180       47,790
      5,764       149,144       4,880      126,270       8,122      210,157
        585        20,438         415       14,499         385       13,451
          0           --            0          --          300       10,856
      1,153        31,996         843       23,393         780       21,645

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IPALCO Enterprises Inc                607 $     25,911         480 $     20,490
Kansas City Power & Light Co          667       20,093         530       15,966
Keyspan Energy Corp                   510       18,137         400       14,225
LG & E Energy Corp                    728       17,427         560       13,405
Midamerican Energy Co                 451        9,358         367        7,615
Minnesota Power & Light Co            349       14,113         270       10,918
Montana Power Co                      563       18,016         460       14,720
National Power ADR (UK)             1,028       42,534       3,200      132,400
Nevada Power Co                       444       11,017         360        8,933
New Century Energies Inc            1,072       49,982         862       40,191
New England Electric System           695       29,277         560       23,590
New York State Electric &
 Gas Corp                             772       28,998         610       22,913
Niagara Mohawk Power Corp+            131        1,678       1,197       15,337
NIPSCO Industries Inc               1,404       36,065       1,120       28,770
Northeast Utilities                 1,340       16,750       1,070       13,375
Northern States Power Co              170        9,339         640       35,160
OGE Energy Corp                       429       23,166         340       18,360
Pacificorp                            507       12,263       2,593       62,718
PECO Energy Co                        322        6,360       1,988       39,263
PG & E Corp                         1,056       31,878       3,920      118,335
Pinnacle West Capital Corp            941       38,405         750       30,609
Potomac Electric Power Co           1,282       32,210       1,010       25,376
PP & L Resources Inc                  257        5,750       1,470       32,891
Public Service Company Of
 New Mexico                             0          --            0          --
Puget Sound Power & Light Co          683       18,526         540       14,648
SCANA Corp                          1,026       29,498         820       23,575
Southern Co                         1,215       29,995       6,070      149,853
TECO Energy Inc                     1,265       33,285         990       26,049
Texas Utilities Co                    451       18,237       2,164       87,507
Unicom Corp                           408       13,082       1,944       62,330
Wisconsin Energy Corp               1,148       31,283         920       25,070
Wisconsin Power & Light
 Holdings Co                          341       10,869         260        8,288
                                          ------------             ------------
             TOTAL UTILITIES
                     - VALUE              $  1,135,317             $  2,470,088
                     -  COST              $    860,011             $  2,050,370

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        882  $     37,650         627 $     26,765         577 $     24,631
        955        28,769         690       20,786         645       19,431
        719        25,569         514       18,279         490       17,426
        992        23,746         732       17,522         690       16,517
        680        14,110         489       10,147           0          --
        480        19,410         350       14,153         335       13,547
        824        26,368         584       18,688         540       17,280
      7,311       302,493       6,656      275,392      12,258      507,175
        652        16,178         472       11,712         450       11,166
      1,535        71,569       1,122       52,313       1,029       47,977
      1,008        42,462         718       30,246         690       29,066
      1,087        40,830         787       29,562         740       27,796
      3,027        38,783       2,486       31,852       4,509       57,772
      2,030        52,146       1,480       38,017       1,350       34,678
      1,916        23,950       1,386       17,325       1,290       16,125
      1,547        84,988       1,243       68,287       2,174      119,434
        612        33,048         442       23,868         415       22,410
      6,005       145,246       5,016      121,324       8,574      207,384
      4,507        89,013       3,730       73,668       6,287      124,168
      8,784       265,167       7,826      236,247      12,672      382,536
      1,334        54,444         974       39,751         905       36,935
      1,806        45,376       1,316       33,064       1,230       30,904
      3,282        73,435       2,923       65,402       4,727      105,767
        650        15,153         470       10,957           0          --
        971        26,338         706       19,150         655       17,767
      1,446        41,573       1,036       29,785         980       28,175
     13,855       342,045      11,851      292,572      19,965      492,886
      1,789        47,073       1,284       33,785       1,220       32,101
      4,958       200,489       4,236      171,293       7,086      286,540
      4,387       140,658       3,684      118,118       6,157      197,409
      1,645        44,826       1,175       32,019       1,105       30,111
        473        15,077         343       10,933         325       10,359
             ------------ ----------- ------------ ----------- ------------

             $  5,358,282             $  4,442,981             $  6,999,354
             $  4,368,224             $  3,656,574             $  5,947,913

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                   LifePath 2000            LifePath 2010
                        ------------------------ ------------------------
                             Shares        Value      Shares        Value

-------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                      0.00%                    0.00%
Edison Brothers Stores
 expires 09/26/2005+              0 $        --            0          --
Morrison Knudsen Corp
 expires 03/11/2003+              4           24          17 $        100
Security Capital Group
 Purchase Inc expires
 09/18/1998                       0            0           0 $          1
                                    ------------             ------------
        TOTAL WARRANTS
               - VALUE              $         24             $        101
               -  COST              $         18             $         76
   TOTAL COMMON STOCKS
               - VALUE              $ 27,452,542             $100,646,983
               -  COST              $ 20,687,829             $ 70,973,387

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.00%                    0.00%                    0.00%
         16  $         50           0 $        --            0 $        --
         27           159          25          147          42          247
          0             0           0            0           0            0
             ------------             ------------             ------------
             $        209             $        147             $        247
             $      5,050             $        109             $        184
             $227,616,740             $199,858,694             $402,385,045
             $158,197,180             $140,521,777             $301,288,885

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                Principal        Value   Principal        Value

-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
PERCENT OF NET ASSETS                           50.88%                   41.70%
U.S. TREASURY BONDS
PERCENT OF NET ASSETS                            3.10%                    3.59%
U.S. Treasury Bonds, 6.00% -
 13.875%, 11/15/02 -08/15/27  $ 2,850,000 $  3,603,094 $ 5,900,000 $  7,463,578
                                          ------------             ------------
   TOTAL U.S. TREASURY BONDS
                     - VALUE              $  3,603,093             $  7,463,578
                     -  COST              $  3,597,911             $  7,226,745
U.S. TREASURY NOTES
PERCENT OF NET ASSETS                           47.78%                   38.11%
U.S. Treasury Notes, 5.00% -
 9.125%, 02/15/99 -08/15/07   $54,000,000 $ 55,521,717 $77,000,000 $ 79,360,739
                                          ------------             ------------
   TOTAL U.S. TREASURY NOTES
                     - VALUE              $ 55,521,717             $ 79,360,739
                     -  COST              $ 54,747,124             $ 78,063,513
         TOTAL U.S. TREASURY
                  SECURITIES
                     - VALUE              $ 59,124,810             $ 86,824,317
                     -  COST              $ 58,345,035             $ 85,290,258

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                   24.45%                   12.03%                    0.00%
                    5.34%                   11.49%                    0.00%
$14,150,000  $ 17,412,904 $25,139,792 $ 26,831,305 $         0 $          0
             ------------             ------------             ------------
             $ 17,412,904             $ 26,831,305                      --
             $ 16,414,576             $ 25,139,792                      --
                   19.11%                    0.54%                    0.00%
$60,445,000  $ 62,343,617 $ 1,216,612 $  1,265,844 $         0 $          0
             ------------             ------------             ------------
             $ 62,343,617             $  1,265,843                      --
             $ 61,322,505             $  1,216,612                      --
             $ 79,756,521             $ 28,097,148                      --
             $ 77,737,081             $ 26,356,404                      --

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                              Principal/               Principal/
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                          34.52%                   18.58%
U.S. TREASURY BILLS
PERCENT OF NET ASSETS                          24.33%                    8.42%
U.S. Treasury Bills, 4.48%-
 5.38%*, 03/05/98-04/30/98   $28,484,000 $ 28,266,919 $17,638,000 $ 17,533,750
                                         ------------             ------------
  TOTAL U.S. TREASURY BILLS
                    - VALUE              $ 28,266,919             $ 17,533,750
                    -  COST              $ 28,267,423             $ 17,532,180
CASH EQUIVALENTS
PERCENT OF NET ASSETS                           5.89%                    5.84%
Dreyfus Institutional Money
 Market Fund++                 1,643,608 $  1,643,608   2,156,344 $  2,156,344
Janus Institutional Money
 Market Fund++                 3,000,000    3,000,000   7,000,000    7,000,000
Merrimac Cash Fund-Premium
 Class++                       2,200,000    2,200,000   3,000,000    3,000,000
                                         ------------             ------------
     TOTAL CASH EQUIVALENTS
                    - VALUE              $  6,843,608             $ 12,156,344
                    -  COST              $  6,843,608             $ 12,156,344

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
 Principal/                Principal/               Principal/
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                   14.76%                   11.81%                   10.58%

                    5.46%                    2.71%                    1.03%
$17,926,000  $ 17,806,745 $ 6,319,259 $  6,319,984 $ 4,208,000 $  4,180,230
             ------------             ------------             ------------

             $ 17,806,745             $  6,319,984             $  4,180,230
             $ 17,806,700             $  6,319,279             $  4,179,249
                    5.01%                    5.25%                    5.84%
  2,365,516  $  2,365,516   3,263,638 $  3,263,638   2,849,215 $  2,849,215
  8,000,000     8,000,000   5,000,000    5,000,000  13,000,000   13,000,000
  6,000,000     6,000,000   4,000,000    4,000,000   7,800,000    7,800,000
             ------------             ------------             ------------

             $ 16,365,516             $ 12,263,638             $ 23,649,215
             $ 16,365,516             $ 12,263,638             $ 23,649,215

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000             LifePath 2010
                             ------------------------  ------------------------
                               Principal        Value    Principal        Value

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS
 PERCENT OF NET ASSETS                          4.30%                     4.32%
 Goldman Sachs Repurchase
  Agreements++, dated
  2/27/98, due 3/2/98,
  with a maturity value
  of $52,024,559 and an
  effective yield of
  5.67%, collateralized
  by Federal Home Loan
  Mortgage Corporation
  obligations with rates
  ranging from 6.00% to
  8.50%, with maturity
  dates ranging from
  4/1/03 to 11/1/26 and
  with an aggregate
  market value of
  $53,040,000.               $ 5,000,000 $  5,000,000  $ 9,000,000 $  9,000,000
                                         ------------              ------------
         TOTAL SHORT-TERM
              INSTRUMENTS
                  - VALUE                $ 40,110,527              $ 38,690,094
                  -  COST                $ 40,111,031              $ 38,688,524
                                         ------------              ------------
      TOTAL INVESTMENT IN
               SECURITIES
 (NOTES 1 AND 3)  - VALUE                $126,687,879              $226,161,394
                  -  COST**              $119,143,895              $194,952,169
                                         ------------              ------------
 TOTAL INVESTMENT IN
  SECURITIES                     109.03% $126,687,879      108.62% $226,161,394
 Other Assets and
  Liabilities, Net               (9.03)%  (10,488,878)     (8.62)% $(17,943,695)
                             ----------- ------------  ----------- ------------
 TOTAL NET ASSETS                100.00% $116,199,001      100.00% $208,217,699
                             =========== ============  =========== ============
 ** Cost for federal in-
    come tax purposes is:                $119,174,138              $194,988,660
 Net Unrealized
  Appreciation consists
  of:
 Gross Unrealized
  Appreciation                           $  8,505,024              $ 33,474,443
 Gross Unrealized
  Depreciation                               (991,283)               (2,301,709)
                                         ------------              ------------
 GROSS UNREALIZED
  APPRECIATION                           $  7,513,741              $ 31,172,734
                                         ============              ============

 + Non-income earning securities.
++ Represents investment of collateral received from securities lending trans-
   actions. See Note 4.
 * Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1998



           LifePath 2020              LifePath 2030              LifePath 2040
-------------------------  ------------------------  -------------------------
  Principal         Value    Principal        Value    Principal         Value

-------------------------------------------------------
                    4.29%                     3.85%                      3.71%
$14,000,000  $ 14,000,000  $ 9,000,000 $  9,000,000  $15,000,000 $  15,000,000
             ------------              ------------              -------------

             $ 48,172,261              $ 27,583,622              $  42,829,445
             $ 48,172,216              $ 27,582,917              $  42,828,464
             ------------              ------------              -------------

             $355,545,522              $255,539,464              $ 445,214,490
             $284,106,477              $194,461,098              $ 344,117,349
             ------------              ------------              -------------
    108.97%  $355,545,522      109.39% $255,539,464      110.00% $ 445,214,490
    (8.97)%   (29,274,760)     (9.39)% $(21,929,091)    (10.00)%   (40,485,383)
-----------  ------------  ----------- ------------  ----------- -------------
    100.00%  $326,270,762      100.00% $233,610,373      100.00% $ 404,729,107
===========  ============  =========== ============  =========== =============
             $284,239,484              $194,522,434              $ 344,499,671
             $ 75,842,886              $ 64,847,992              $ 108,275,336
               (4,536,848)               (3,830,962)                (7,560,517)
             ------------              ------------              -------------
             $ 71,306,038              $ 61,017,030              $ 100,714,819
             ============              ============              =============

STATEMENT OF ASSETS & LIABILITIES
FEBRUARY 28, 1998


                                                      LifePath      LifePath
                                                          2000          2010
                                                        Master        Master
                                                     Portfolio     Portfolio
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below)
  (Note 1)                                       $ 126,687,879 $ 226,161,394
 Cash                                                      595           405
RECEIVABLES:
 Investments sold                                    5,621,666     5,515,149
 Dividends and interest                                892,217     1,453,657
TOTAL ASSETS                                       133,202,357   233,130,605
LIABILITIES
PAYABLES:
 Investments securities purchased                    5,062,626     3,543,357
 Collateral for securities loaned (Note 4)          11,843,608    21,156,344
 Due to BGI (Note 2)                                    97,122       213,205
TOTAL LIABILITIES                                   17,003,356    24,912,906
TOTAL NET ASSETS                                 $ 116,199,001 $ 208,217,699
INVESTMENTS AT COST                              $ 119,143,895 $ 194,952,169
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS & LIABILITIES--FEBRUARY 28, 1998



     LifePath             LifePath               LifePath
         2020                 2030                   2040
       Master               Master                 Master
    Portfolio            Portfolio              Portfolio
---------------------------------------------------------

$ 355,545,522        $ 255,539,464          $ 445,214,490
            0                   63                  4,698
    4,510,212                7,320                 12,800
    1,463,402              574,976                551,701
  361,519,136          256,121,823            445,783,689
    4,558,381            1,012,287              2,000,588
   30,365,516           21,263,638             38,649,215
      324,477              235,525                404,779
   35,248,374           22,511,450             41,054,582
$ 326,270,762        $ 233,610,373          $ 404,729,107
$ 284,106,477        $ 194,461,098          $ 344,117,349
---------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998

                                                     LifePath         LifePath
                                                         2000             2010
                                                         Fund             Fund
                                             Master Portfolio Master Portfolio
------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                        $   470,531      $ 1,547,164
 Interest+                                          5,511,578        5,932,067
TOTAL INVESTMENT INCOME                             5,982,109        7,479,231
EXPENSES (NOTE 2)
 Advisory Fees                                        656,142        1,018,984
TOTAL EXPENSES                                        656,142        1,018,984
NET INVESTMENT INCOME                               5,325,967        6,460,247
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain (loss) on sale of
  investments                                       5,800,419        9,734,287
 Net realized gain (loss) on sale of futures
  contracts                                                 0                0
 Net change in unrealized appreciation
  (depreciation) of investments                     3,089,773       16,696,571
 Net change in unrealized appreciation
  (depreciation) in financial futures
  contracts                                                 0                0
 NET GAIN (LOSS) ON INVESTMENTS                     8,890,192       26,430,858
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $14,216,159      $32,891,105
------------------------------------------------------------------------------
+ Interest income includes security lending
 income of:                                       $    23,958      $    48,999

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1998



        LifePath                       LifePath                                   LifePath
            2020                           2030                                       2040
            Fund                           Fund                                       Fund
Master Portfolio               Master Portfolio                           Master Portfolio
------------------------------------------------------------------------------------------

     $ 3,350,517                   $  2,688,191                               $  5,125,909
       5,902,764                      2,426,345                                  1,316,791
       9,253,281                      5,114,536                                  6,442,700
       1,572,634                      1,048,151                                  1,767,632
       1,572,634                      1,048,151                                  1,767,632
       7,680,647                      4,066,385                                  4,675,068
      16,445,704                      9,255,193                                 26,380,392
               0                              0                                     14,539
      39,706,672                     35,383,133                                 58,037,494
               0                              0                                    (52,500)
      56,152,376                     44,638,326                                 84,379,925
     $63,833,023                   $ 48,704,711                               $ 89,054,993
-------------------------------------------------------------------------------------------
     $    79,526                   $     61,182                               $    114,518

STATEMENTS OF CHANGES IN NET ASSETS


                                            LifePath 2000 Master Portfolio
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                     $   5,325,967      $   5,769,457
 Net realized gain (loss) on sale of
  investments                                  5,800,419          2,894,777
 Net change in unrealized appreciation
  (depreciation) of investments                3,089,773           (273,099)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    14,216,159          8,391,135
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                                (29,290,156)         6,204,037
INCREASE (DECREASE) IN NET ASSETS            (15,073,997)        14,595,172
NET ASSETS:
Beginning net assets                         131,272,998        116,677,826
ENDING NET ASSETS                          $ 116,199,001      $ 131,272,998
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS



      LifePath 2010 Master Portfolio          LifePath 2020 Master Portfolio
-------------------------------------   --------------------------------------
          For the             For the             For the             For the
       Year Ended          Year Ended          Year Ended          Year Ended
February 28, 1998   February 28, 1997   February 28, 1998   February 28, 1997
-----------------------------------------------------------------------------

    $   6,460,247     $   5,182,306       $   7,680,647       $   6,271,633
        9,734,287         3,439,818          16,445,704           9,487,619
       16,696,571         5,149,907          39,706,672          11,374,656
       32,891,105        13,772,031          63,833,023       $  27,133,908
        5,815,674        54,517,689          10,995,106          61,750,732
       38,706,779        68,289,720          74,828,129          88,884,640
      169,510,920       101,221,200         251,442,633         162,557,993
    $ 208,217,699     $ 169,510,920       $ 326,270,762       $ 251,442,633
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                              LifePath 2030 Master Portfolio
                                         -----------------------------------
                                                   For the           For the
                                                Year Ended        Year Ended
                                         February 28, 1998 February 28, 1997
----------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                       $   4,066,385     $   3,210,760
 Net realized gain (loss) on investments         9,255,193         5,108,662
 Net realized gain (loss) on sale of
  futures contracts                                      0                 0
 Net change in unrealized appreciation
  (depreciation) of investments                 35,383,133        10,036,726
 Net change in unrealized appreciation
  (depreciation) of futures contracts                    0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      48,704,711        18,356,148
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                                   26,100,829        32,210,346
NET INCREASE (DECREASE) IN NET ASSETS           74,805,540        50,566,494
NET ASSETS:
Beginning net assets                           158,804,833       108,238,339
ENDING NET ASSETS                            $ 233,610,373     $ 158,804,833
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS



                                               LifePath 2040 Master Portfolio
------------------------------------------------------------------------------
          For the                                                      For the
       Year Ended                                                   Year Ended
February 28, 1998                                            February 28, 1997
------------------------------------------------------------------------------

    $   4,675,068                                              $   3,953,444
       26,394,931                                                 14,697,190
                0                                                     35,620
       58,037,494                                                 17,501,172
         (52,500)                                                     92,625
       89,054,993                                                 36,280,051
       57,589,386                                                 45,783,771
      146,644,379                                                 82,063,822
      258,084,728                                                176,020,906
    $ 404,729,107                                              $ 258,084,728
------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  Master Investment Portfolio ("MIP") is registered under the Investment Com-pany Act of 1940, as amended (the "1940 Act"), as an open-end management in-vestment company. MIP was organized on October 21, 1993, as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond In-dex, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The financial statements for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Trea-sury Allocation Master Portfolios are presented separately.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment compa-nies. The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market in-struments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securi-ties market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt secu-rities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obli-gations are valued at the last reported bid price. Debt securities and money mar-

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
ket instruments maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other as-sets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are pur-chased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized under provisions of the In-ternal Revenue Code of 1986, as amended (the "Code").

  FEDERAL INCOME TAXES

  Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  FUTURES CONTRACTS

  The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to mar-ket changes, as this may be more efficient or cost effective than actually buy-ing the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high- quality debt securities equal to the minimum "initial margin" require-ments of the exchange. Pursuant to the contract, the Master Portfolios

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regula-tions and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transac-tions in an amount generally equal to the entire contract amount. Risks of en-tering into futures contracts include the possibility that there may be an il-liquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1998, the Master Portfolios had no open futures contracts outstanding.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and arerecorded at their con-tracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repur-chase agreements entered into on February 28, 1998, the Master Portfolios are collateralized by U.S. Government Securities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


2.  AGREEMENTS AND OTHER TRANSACTION WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global In-vestors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  ORGANIZATION EXPENSES

  Stephens, Inc. ("Stephens") is the co-administrator and placement agent for the Master Portfolios.

  Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial inter-ests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1998, are as follows:

                       LifePath     LifePath     LifePath     LifePath     LifePath
Aggregate                  2000         2010         2020         2030         2040
Purchases                Master       Master       Master       Master       Master
and Sales of:         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
-----------------------------------------------------------------------------------
U.S. Government
 Obligations
-----------------------------------------------------------------------------------
Purchases at cost  $ 33,291,178 $ 59,036,500 $ 65,715,647 $ 20,937,159 $ 11,739,298
Sales proceeds       73,454,422   60,420,339   77,806,490   31,317,960   38,650,344
Other Securities:
-----------------------------------------------------------------------------------
Purchases at cost     8,626,001   20,691,293   54,233,382   57,725,629  162,678,573
Sales proceeds       15,515,149   21,511,480   35,040,932   19,494,251   69,544,105

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


4.  PORTFOLIO SECURITIES LOANED

  As of February 28, 1998, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                 Securities  Collateral
-------------------------------------------------------
LifePath 2000 Master Portfolio  $11,562,364 $11,843,608
LifePath 2010 Master Portfolio  $20,634,239 $21,156,344
LifePath 2020 Master Portfolio  $29,448,469 $30,365,516
LifePath 2030 Master Portfolio  $20,581,637 $21,263,638
LifePath 2040 Master Portfolio  $37,418,496 $38,649,215

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


5.  FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                              LifePath  LifePath  LifePath  LifePath  LifePath
                                  2000      2010      2020      2030      2040
                                Master    Master    Master    Master    Master
Portfolio Turnover           Portfolio Portfolio Portfolio Portfolio Portfolio
------------------------------------------------------------------------------
For the Year Ended February
 28, 1998                          39%       46%       41%       27%       34%
For the Year Ended February
 28, 1997                         108%       73%       61%       42%       48%
For the Year Ended February
 29, 1996                          84%       39%       49%       39%       29%
For the Year Ended February
 28, 1995                          17%       24%       28%       40%        5%

  The average commission rates paid by the Master Portfolios are as follows:

                                          For the           For the
                                       Year Ended        Year Ended
                                February 28, 1998 February 28, 1997
-------------------------------------------------------------------
LifePath 2000 Master Portfolio       $0.0300                $0.0401
LifePath 2010 Master Portfolio       $0.0304                $0.0404
LifePath 2020 Master Portfolio       $0.0300                $0.0451
LifePath 2030 Master Portfolio       $0.0302                $0.0364
LifePath 2040 Master Portfolio       $0.0248                $0.0351

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments of LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 28, 1998, and the related state-ments of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the finan-cial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other audi-tors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP
San Francisco, California
April 3, 1998

Barclays Global Fund Advisors ("BGFA") provides investment advisory services for the Funds. Wells Fargo Bank provides shareholder services and certain other services for the Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. BGFA is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompa-nied or preceded by a current prospectus. For an additional prospectus contain-ing more complete information, including charges and expenses, call 1-800-776-0179. Read the prospectus carefully before you invest or send money.

MAC 0101-030

STAGECOACH INSTITUTIONAL FUNDS
c/o Wells Fargo Bank, N.A.
Transfer Agent
525 Market Street
San Francisco, CA 94105

DATED MATERIAL
PLEASE EXPEDITE


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